                                 SSGA(R) FUNDS

                           ACTIVE INTERNATIONAL FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents
                                                          Page
     Financial Statements...............................   3

     Financial Highlights...............................  18

     Notes to Financial Statements......................  19

     Fund Management and Service Providers..............  26

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further details. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
ACTIVE INTERNATIONAL FUND

                                                       STATEMENT OF NET ASSETS
                                                 February 28, 1999 (Unaudited)

                                                                      MARKET
                                                             NUMBER    VALUE
                                                               OF      (000)
                                                             SHARES      $
                                                           ---------  --------
COMMON STOCKS - 94.2%
AUSTRALIA - 1.0%
Amcor, Ltd.                                                    7,800        39
AMP, Ltd. (a)                                                  2,700        31
Boral, Ltd.                                                   18,060        26
Brambles Industries, Ltd.                                      1,400        36
Broken Hill Proprietary Co.                                    6,000        45
Burswood, Ltd.                                                30,700        21
Coca-Cola Amatil, Ltd.                                         5,413        21
Coles Myer, Ltd.                                               7,000        37
Commonwealth Bank of Australia                                 2,800        42
CRA, Ltd.                                                      4,900        61
Delta Gold NL NPV                                             23,300        34
FAI Insurances (a)                                             5,000         2
Foster's Brewing Group, Ltd.                                  12,100        35
Futuris Corp., Ltd.                                            9,000        11
GIO Australia Holdings                                        11,000        30
Lend Lease Corp.                                               4,400        55
National Australia Bank, Ltd.                                  7,500       125
National Foods, Ltd.                                             314         1
News Corp.                                                     5,600        39
Pioneer International, Ltd.                                   18,000        36
PMP Communications, Ltd.                                      18,200        36
Qantas Airways, Ltd.                                             298         1
Telstra Corp., Ltd. NPV (a)                                   24,900       127
Village Roadshow, Ltd.                                        15,100        26
Westfield Trust                                                9,901        20
Westpac Banking Corp.                                          5,400        36
                                                                      --------
                                                                           973
                                                                      --------

AUSTRIA - 0.6%
Austria Tabak AG                                               3,360       249
Austrian Airlines Osterreichische
 Luftverkehrs AG                                               2,800        92
Bank Austria AG                                                1,835        99
Brau-Union
 Goess-Reininghaus-Osterreichische
 Brau AG                                                       3,000       156
EA-Generali AG                                                    91        20
                                                                      --------
                                                                           616
                                                                      --------

BELGIUM - 1.1%
Cobepa (Cie Belge)                                               750        53
Cofinimmo                                                        440        56
Credit Communal Holding
 Dexia NPV                                                       345        52
Electrabel NPV                                                   200        84
Fortis B NPV (a)                                              11,700       426
KBC Bancassurance Holding NPV                                  1,610       124
PetroFina SA NPV                                                 180        83
Solvay SA NPV                                                    430        30
Tractebel Investments
 International NPV                                             1,100       194
                                                                      --------
                                                                         1,102
                                                                      --------

BRAZIL - 0.2%
Centrais Eletricas
 Brasileiras SA NPV                                        4,548,000        59
Sider Nacional cia NPV                                     2,000,000        18
Souza Cruz NPV                                                 6,400        40
Telecomunicacoes de Sao
 Paulo SA NPV                                                660,000        36
                                                                      --------
                                                                           153
                                                                      --------

DENMARK - 0.2%
Den Danske Bank                                                  517        57
Unidanmark Class A (Regd)                                      2,110       151
                                                                      --------
                                                                           208
                                                                      --------

                                                           Semiannual Report 3

SSGA
ACTIVE INTERNATIONAL FUND

                                            STATEMENT OF NET ASSETS, CONTINUED
                                                 February 28, 1999 (Unaudited)

                                                                      MARKET
                                                             NUMBER    VALUE
                                                               OF      (000)
                                                             SHARES      $
                                                           ---------  --------
FINLAND - 2.4%
Kemira Ojy                                                    14,000        85
Kesko Oyj                                                     11,300       161
Nokia Oyj Series A                                            12,719     1,742
Rautaruukki Oyj                                                9,400        59
Sonera Group Oyj (a)                                           7,840       135
UPM-Kymmene Oyj                                                6,400       166
                                                                      --------
                                                                         2,348
                                                                      --------

FRANCE - 9.6%
Alcatel Alsthom                                                1,760       190
Alstom (a)                                                     2,600        71
AXA - UAP                                                      4,950       646
Banque Nationale Paris                                         5,822       465
Casino Guich-Perr                                              1,800       166
Chargeurs International SA                                     2,900       134
Christian Dior SA                                              1,150       132
Cie de St. Gobain                                                450        70
Credit Lyonnais (a)                                            5,907       260
Eiffage                                                        2,120       149
Elf Aquitaine SA                                               5,129       536
Elf Gabon SA                                                     300        26
Eridania Beghin-Say SA                                           250        36
Esso S.A.F.                                                    2,400       195
Eurafrance                                                       111        55
France Telecom SA                                             11,969     1,121
Galeries Lafayette                                               450       467
Gascogne                                                       1,141       102
Groupe Air France (a)                                          2,900        55
Groupe Andre SA                                                  553        63
GTM - Entrepose                                                  179        16
L'Oreal (Societe)                                                700       431
Labinal                                                          500        98
Lafarge SA (BR)                                                2,190       208
Paribas (a)                                                    2,687       232
Pechiney International Class A                                 8,458       280
Peugeot SA                                                     1,800       240
Renault                                                       10,055       470
Sagem SA                                                         270       156
Sanofi SA                                                      3,017       532
Schneider SA                                                   2,800       165
Scor SA                                                        4,400       227
Societe Generale                                               2,230       328
Societe Industrielle de Transports
 Automobiles SA                                                   31         6
Sommer Allibert                                                1,400        35
Suez Lyonnaise des Eaux                                        3,025       606
Usinor Sacilor                                                 8,862       109
Vivendi                                                          940       245
                                                                      --------
                                                                         9,323
                                                                      --------

GERMANY - 9.3%
AGIV AG fuer Industrie und
 Verkehrswesen                                                 9,200       194
Allianz AG (Regd)                                              2,419       734
AMB Aachener & Muenchener
 Beteiligungs AG                                               2,200       293
Bankgesellschaft Berlin AG                                     5,600        85
BASF AG                                                       14,000       486
Bayer AG                                                         400        14
Bayerische Motoren Werke AG (a)                                   20        14
Bayerische Vereinsbank AG                                      6,150       349
Continental AG                                                 6,786       169
DaimlerChrysler AG (a)                                        15,993     1,497
DBV-Winterthur Holding AG                                      1,050       392
Deutsche Bank AG                                               4,750       248
Deutsche Lufthansa AG                                         20,518       452
Deutsche Telekom AG                                           25,450     1,170
Dyckerhoff AG                                                    500       132
ERGO Versicherungs Gruppe AG                                     350        47
Fried, Krupp AG Hoesch-Krupp                                     800       118
Holsten Brauere AG                                               780       172

4 Semiannual Report

SSGA
ACTIVE INTERNATIONAL FUND

                                            STATEMENT OF NET ASSETS, CONTINUED
                                                 February 28, 1999 (Unaudited)

                                                                      MARKET
                                                             NUMBER    VALUE
                                                               OF      (000)
                                                             SHARES      $
                                                           ---------  --------
IKB Deutsche Industriebank AG                                  6,850       142
Mannesmann AG (a)                                              3,575       481
Merck KGAA                                                     7,697       271
Metro AG                                                       1,500       106
Muenchener Rueckversicherungs -
 Gesellschaft AG                                                  50        13
Rheinmetall AG                                                11,500       297
SAP AG                                                           205        70
Schmalbach Lubeca AG                                             950       116
Siemens AG                                                     5,000       316
Suedzucker AG                                                    350       142
Thyssen AG                                                     1,400       284
Veba AG                                                        2,350       126
Viag AG                                                          200       107
                                                                      --------
                                                                         9,037
                                                                      --------

GREECE - 0.9%
Aegek SA                                                       4,900        42
Aluminum Co. of Greece Industrial
 and Commercial (Regd)                                           320        24
Commercial Bank
 of Greece (Regd)                                                380        47
Credit Bank (Regd)                                               780        90
Elais SA                                                       1,100        25
Ergo Bank SA (Regd)                                              728        59
Ergo Bank SA Rights (a)                                          560         6
Hellas Can Packaging SA                                        1,180        26
Hellenic Bottling Co. SA                                       1,020        34
Hellenic Telecommunication
 Organization SA                                               3,300        87
Intracom SA (a)                                                  440        32
Michaniki SA                                                   4,280        37
National Bank of Greece (Regd)                                 2,880       211
Nikas SA                                                       2,660        43
Piraeus Bank SA                                                  540        26
Sarantopoulos SA                                               5,420        43
Titan Cement Co. SA                                              400        31
                                                                      --------
                                                                           863
                                                                      --------
HONG KONG - 0.1%
Hong Kong Land
 Holdings, Ltd. - ADR (a)                                     14,173        15
Hong Kong
 Telecommunications, Ltd.                                      2,356         4
Jardine Matheson
 Holdings, Ltd. - ADR (a)                                      4,917        13
Jardine Strategic
 Holdings, Ltd. - ADR (a)                                     23,000        33
                                                                      --------
                                                                            65
                                                                      --------

IRELAND - 2.0%
Abbey PLC                                                     43,700       183
Avonmore Waterford Group PLC                                  15,900        38
Bank Of Ireland                                               41,566       861
CRH PLC                                                       10,755       200
Fyffes PLC                                                    30,800        79
Independent Newspapers PLC                                    14,268        54
Irish Life PLC                                                15,434       155
Jurys Hotel Group PLC                                         26,974       215
Kerry Group PLC Class A                                       10,364       133
Unidare PLC                                                    3,100         9
                                                                      --------
                                                                         1,927
                                                                      --------

ISRAEL - 0.9%
Africa - Israel Investments, Ltd.                                125        55
Agis Industries Ltd. (a)                                       8,745        43
Bank Hapoalim, Ltd.                                           61,495       119
Bank Leumi Le-Israel                                          41,500        62
Bezeq Israeli Telecommunication
 Corp., Ltd. (a)                                              30,950       108
Dor Energy 1988, Ltd. - ADR                                    3,710        11
ECI Telecom, Ltd.                                              4,340       160
Elco Holdings, Ltd.                                            9,030        47
IDB Holding Corp., Ltd.                                        2,530        55
Israel Chemicals, Ltd.                                        46,275        47
Koor Industries                                                  620        60

                                                           Semiannual Report 5

SSGA
ACTIVE INTERNATIONAL FUND

                                            STATEMENT OF NET ASSETS, CONTINUED
                                                 February 28, 1999 (Unaudited)

                                                                      MARKET
                                                             NUMBER    VALUE
                                                               OF      (000)
                                                             SHARES      $
                                                           ---------  --------
Scitex, Ltd. (a)                                               3,560        32
Teva Pharmaceutical
 Industries, Ltd.                                              2,250        97
                                                                      --------
                                                                           896
                                                                      --------

ITALY - 5.4%
Assicurazioni Generali SPA                                     6,688       259
Banca Commerciale Italiana                                    33,000       206
Banca Pop di Bergamo CV                                        7,900       207
Banca Pop di Milano                                           29,001       249
Burgo (Cartiere) SPA                                          15,000        86
Compagnia Assicuratrice Unipol 1999
 Warrants (a)                                                 15,200         7
Danieli & Co. di Risp                                         14,000        39
Ente Nazionale Idrocarburi
 SPA (Regd)                                                  110,400       637
Fiat SPA di Risp                                             112,980       183
I.F.I.L. di Risp NCV                                          39,600        88
IFIL Finanziaria di Partecipazioni
 SPA 2000 Warrants (a)                                           900         1
Istituto Mobiliare Italiano SPA (a)                           38,720       677
Istituto Nazionale Delle
 Assicurazioni                                               114,000       277
Pirelli & Co. di Risp                                         53,000        85
R.A.S.                                                        16,300       173
R.A.S. di Risp                                                18,500       133
Recordati di Risp                                             15,000        76
Telecom Italia Mobile SPA                                     30,000       202
Telecom Italia Mobile SPA di Risp                            120,000       485
Telecom Italia SPA                                           113,825       770
Toro Assicurazioni                                             5,800        73
Toro Assicurazioni
 2000 Warrants (a)                                             1,600        12
Unicredito Italiano                                           48,065       253
Unione Immobiliare SPA (a)                                    83,000        46
                                                                      --------
                                                                         5,224
                                                                      --------

JAPAN - 21.1%
Acom Co., Ltd.                                                 6,300       372
Alinco, Inc.                                                   2,000         3
Amada Co., Ltd.                                               36,000       177
Amada Metrecs Co.                                             29,000       114
Aoki International                                            44,000       204
Asahi Bank, Ltd.                                              49,000       215
Asahi Optical Co.                                             49,000       158
Autobacs Seven Co.                                             8,100       247
Azel Corp.                                                    19,000        35
Bank of Tokyo - Mitsubishi, Ltd.                              63,000       760
Benesse Corp.                                                  5,000       354
Bridgestone Tire Corp.                                        16,000       358
Brother Industries                                            51,000       150
Canon, Inc.                                                   24,000       514
Casio Computer Co., Ltd.                                      21,000       140
Chichibu Onoda Cement Corp.                                  123,000       327
Chiyoda Co., Ltd.                                             12,000        92
Chugai Pharmaceutical Co., Ltd.                               12,000       115
Chugoku Electric Power                                         9,400       148
Chuo Trust & Banking                                          11,000        52
Clarion Co., Ltd.                                             31,000        97
CSK Corp., Ltd.                                                7,000       198
Dainippon Ink and Chemical, Inc.                              28,000        83
Daito Trust Construction                                      14,900       129
Daiwa Bank                                                    55,000        85
Daiwa Industries, Ltd.                                        16,000        46
East Japan Railway Co.                                            21       126
Eiden Sakakiya Co., Ltd.                                      16,000       112
Eisai Co.                                                      6,000       112
Fanuc Co.                                                      4,200       157
Fuji Heavy Industries, Ltd.                                   49,000       287
Fuji Photo Film Co.                                            4,000       147
Fujitsu, Ltd.                                                  5,000        62
Futaba Industrial                                              9,000       122

6 Semiannual Report

SSGA
ACTIVE INTERNATIONAL FUND

                                            STATEMENT OF NET ASSETS, CONTINUED
                                                 February 28, 1999 (Unaudited)

                                                                       MARKET
                                                         NUMBER        VALUE
                                                           OF          (000)
                                                         SHARES          $
                                                         --------     --------
Hisamitsu Pharmaceutical Co.                               15,000          186
Hitachi, Ltd.                                              25,000          158
Hokkai Can Co.                                             23,000           48
Hokkaido Electric Power Co., Inc.                           6,800          103
Honda Motor Co., Ltd.                                      23,000          886
Inabata & Co.                                              12,000           29
Industrial Bank of Japan, Ltd.                             25,000          125
Ito-Yokado Co., Ltd.                                        2,000          117
Itochu Fuel Corp.                                          52,000          162
Japan Energy Corp.                                        222,000          198
Kamigumi Co., Ltd.                                         63,000          277
Kansai Electric Power Co., Inc.                            10,700          204
Kao Corp.                                                   3,000           60
Kawasho Corp.                                              48,000           51
Kinseki                                                    14,000           57
Kirin Brewery Co.                                          16,000          190
Konami Co., Ltd.                                            3,600          122
Mabuchi Motor Co., Ltd.                                     2,000          135
Makino Milling Co., Ltd.                                   21,000          115
Marubeni Corp.                                            123,000          204
Maruha Corp.                                              211,000          187
Matsushita Electric
 Industrial Co., Ltd.                                      25,000          418
Mazda Motor Corp. (a)                                      68,000          264
Minolta Camera Co.                                         21,000          101
Mitsubishi Corp.                                           23,000          124
Mitsui Petrochemical Industry                              81,000          318
Morita Corp.                                               17,000           36
Mycal Corp.                                                17,000           95
Nichia Steel Works                                            800            4
Nichicon Corp.                                             14,000          169
Nintendo Co., Ltd.                                          1,000           84
Nippon Carbon Co.                                          48,000           68
Nippon Chemi-Con Co., Ltd.                                 16,000           54
Nippon Denso Co.                                            6,000          104
Nippon Express Co., Ltd.                                    8,000           40
Nippon Hodo Co., Ltd.                                      39,000          182
Nippon Shinpan Co.                                        102,000          211
Nippon Steel Corp.                                         48,000           84
Nippon Telegraph
 & Telephone Corp.                                            158        1,303
Nissho Corp.                                               15,000          109
Nittoc Construction Co.                                    19,000           49
Nomura Securities Co., Ltd.                                 6,000           49
NTT Mobile Communication Network,
 Inc. (a)                                                       6          244
Okabe Co.                                                  21,000           63
Ono Pharmaceutical                                         10,000          367
Orient Corp.                                               80,000          180
Ryosan Co.                                                 11,000          185
Sankyo Co., Ltd.                                            6,000          129
Sanshin Electronics                                        11,000           78
Santen Pharmaceutical Co., Ltd.                            13,000          244
Sanwa Bank                                                 10,000          102
Sanyo Shinpan Finance Co.                                   2,800           93
Seino Transportation                                       24,000          127
Sekisui House, Ltd.                                         9,000           92
Senshukai Co.                                              25,000          215
Sintokogio                                                 22,000           59
Sony Corp.                                                  4,700          356
Sumitomo Bank                                              25,000          302
Sumitomo Realty & Development                              96,000          309
Taiyo Yuden Co., Ltd.                                      20,000          211
Takara Standard Co., Ltd.                                  29,000          206
Takeda Chemical Industries                                  9,000          310
Takefuji Corp.                                              3,600          261
Takuma Co.                                                 16,000          109
Toenec Corp.                                               37,000          131
Tokyo Electric Co., Ltd.                                   57,000          216
Tokyo Electric Power                                       18,800          380

                                                           Semiannual Report 7

SSGA
ACTIVE INTERNATIONAL FUND

                                            STATEMENT OF NET ASSETS, CONTINUED
                                                 February 28, 1999 (Unaudited)

                                                                       MARKET
                                                         NUMBER        VALUE
                                                           OF          (000)
                                                         SHARES          $
                                                         --------     --------
Toyo Suisan Kaisha                                         25,000          198
Toyota Motor Corp.                                         39,000        1,020
Uniden Corp.                                               28,000          226
Yakult Honsha Co., Ltd.                                    51,000          286
Yamaha Motor Co.                                           23,000          152
                                                                      --------
                                                                        20,629
                                                                      --------

NETHERLANDS - 4.9%
ABN Amro Holdings NV                                       21,283          434
Aegon NV                                                      900           94
DSM NV (BR)                                                 3,432          298
Fortis NV (a)                                                  60            2
Heineken NV                                                 1,286           67
Hollandsche Beton Groep NV                                  9,880           95
ING Groep NV                                               16,642          933
KLM NV                                                        832           23
Koninklijke Ahold NV                                        4,688          180
Koninklijke Boskalis
 Westminster NV                                            16,440          211
Koninklijke Hoogovens NV                                    4,906          148
Koninklijke KPN NV                                          8,315          437
Koninklijke Nedlloyd NV                                     5,157           60
Philips Electronics NV                                      4,960          346
Royal Dutch Petroleum Co.                                   9,270          408
Stad Rotterdam CVA                                          1,764          136
TNT Post Group NV                                              29            1
Unilever NV                                                 9,563          692
Van Ommeren (Kon) CVA                                       4,964          148
                                                                      --------
                                                                         4,713
                                                                      --------

NORWAY - 1.1%
Aker AS Series B                                            3,213           32
Bergesen DY AS Series B                                    14,600          193
Christiania Bank OG Kreditkasse                            48,012          172
Elkem ASA Series A                                         13,500          183
Helikopter Services Group ASA                               7,600           34
Kvaerner Industries AS Series B                             3,300           52
Norske Skogindustrier AS Class A                            6,000          179
Petroleum Geo-Services ASA (a)                              4,200           48
SAS Norske ASA Series B                                     8,356           69
Storebrand ASA Series A (a)                                 7,600           59
                                                                      --------
                                                                         1,021
                                                                      --------

PAKISTAN - 0.2%
Dewan Salmon Fibre (a)                                     13,886            4
Engro Chemical                                             14,375           24
Fauji Fertilizer                                           39,500           34
Hub Power Co. - GDR                                       143,000           36
ICI Pakistan (a)                                          117,500           19
Pakistan State Oil                                         18,720           24
Pakistan Telecom Corp. Series A                            93,000           33
Sui Northern Gas Pipelines (a)                             34,385            6
Sui Southern Gas Co., Ltd. (a)                             72,737           13
                                                                      --------
                                                                           193
                                                                      --------
PORTUGAL - 0.5%
Banco Espirito Santo e Comercial de
 Lisboa SA (Regd)                                           6,738          192
Electricidade de Portugal SA                               13,069          283
                                                                      --------
                                                                           475
                                                                      --------

SINGAPORE - 1.0%
City Developments                                          10,000           42
Creative Technology, Ltd.                                   3,000           39
Development Bank of
 Singapore, Ltd. (Alien Market)                             8,900           65
Elec & Eltek International
 Co., Ltd. (a)                                              5,000           27
Hai Sun Hup Group                                          39,000           10
Haw Par Brothers
 International, Ltd.                                       24,000           27

8 Semiannual Report

SSGA
ACTIVE INTERNATIONAL FUND

                                            STATEMENT OF NET ASSETS, CONTINUED
                                                 February 28, 1999 (Unaudited)

                                                                       MARKET
                                                         NUMBER        VALUE
                                                           OF          (000)
                                                         SHARES          $
                                                         --------     --------
Keppel Bank                                                14,000           22
Keppel Bank 2000 Warrants (a)                               7,250            2
Mandarin Oriental
 International, Ltd. (a)                                   37,464           18
Metro Holdings, Ltd.                                       10,400            9
Natsteel Electronics, Ltd.                                 13,000           36
Overseas Chinese Banking
 (Alien Market)                                            24,672          164
Overseas Union Bank
 (Alien Market)                                            12,000           44
Singapore Airlines, Ltd.
 (Alien Market)                                            15,000          111
Singapore Land                                             12,000           24
Singapore Press Holdings, Ltd.                              7,090           81
Singapore Technologies Engineering,
 Ltd.                                                      35,000           30
Singapore
 Telecommunications, Ltd.                                 101,000          143
United Industrial Corp., Ltd.                              64,000           26
United Overseas Land                                       71,000           45
                                                                      --------
                                                                           965
                                                                      --------

SPAIN - 2.9%
Autopistas del Mare Nostrum SA                              2,100           54
Banco Bilbao Vizcaya SA                                    15,650          232
Banco Central Hispanoamericano SA                           6,750           81
Bankinter SA                                                4,700          169
Compania Espanola de
 Petroleos SA                                                 600           22
Corporacion Bancaria de
 Espana SA (Regd)                                           3,200           77
Endesa SA                                                  21,174          561
Fuerzas Electricat Series A                                35,650          406
Hidroelectrica del Cantabrico SA                            1,050           54
Iberdrola SA                                                7,405          116
Repsol SA                                                   5,324          280
Telefonica SA                                              14,140          646
Union Electrica Fenosa SA                                   5,200           89
                                                                      --------
                                                                         2,787
                                                                      --------

SWEDEN - 0.6%
Gambro AB Series A (a)                                     15,400          123
Gambro AB Series B (a)                                     15,972          128
Telefonaktiebolaget Ericsson (LM)
 Series B                                                  13,293          352
                                                                      --------
                                                                           603
                                                                      --------

SWITZERLAND - 7.5%
Baloise Holding, Ltd.                                         210          182
Banca del Gottardo Class B                                     82           78
Banque Cantonale Vaudoise                                     211           64
Bobst AG (BR)                                                  50           56
Credit Suisse Group (Regd)                                  1,799          279
Fischer (Georg) AG (Regd)                                     180           59
Forbo Holding AG (Regd)                                       290          118
Helvetia Patria Holding Co. (Regd)                            320          253
Jelmoli Holding AG (Regd)                                     710          124
Nestle SA (Regd)                                              336          634
Novartis AG (Regd)                                            914        1,604
Pargesa Holdings SA (BR)                                      135          188
Roche Holdings Genusscheine
 AG NPV                                                       144        1,824
Schweiz Ruckversicher (Regd)                                  194          435
Swisscom AG (Regd)(a)                                         938          371
UBS AG (a)                                                  2,136          665
Zurich Allied AG (a)                                          480          319
                                                                      --------
                                                                         7,253
                                                                      --------

                                                           Semiannual Report 9

SSGA
ACTIVE INTERNATIONAL FUND

                                            STATEMENT OF NET ASSETS, CONTINUED
                                                 February 28, 1999 (Unaudited)

                                                                       MARKET
                                                         NUMBER        VALUE
                                                           OF          (000)
                                                         SHARES          $
                                                         --------     --------
THAILAND - 0.0%
Finance One Public Co., Ltd. (Alien
 Market)(a)(d)                                             31,600           --
First Bangkok City Bank PLC (Alien
 Market)(a)                                                27,800            1
Siam City Bank Public Co., Ltd.
 (Alien Market)(a)                                          9,520            1
                                                                      --------
                                                                             2
                                                                      --------

UNITED KINGDOM - 20.7%
Abbey National PLC                                         13,200          264
Anglian Water PLC                                          14,368          168
Arjo, Wiggins, Appleton PLC                                78,200          152
Associated British Foods PLC                                7,600           59
Bank of Scotland
 Governor & Co. PLC                                        10,415          150
Barclays Bank PLC                                          16,722          443
Berisford PLC                                              57,600          192
BG PLC                                                     45,900          269
Britannic PLC (a)                                           6,200          119
British Airways PLC                                        18,402          136
British Energy PLC                                         26,800          287
British Land Co. PLC                                        2,841           24
British Petroleum Co. PLC                                  76,678        1,086
British Steel PLC                                          29,734           59
British Telecom PLC                                        91,123        1,579
Cable & Wireless PLC                                       39,890          544
Commercial Union
 Assurance Co. PLC                                         12,330          182
Courtaulds Textile Co. PLC                                 29,800           73
Diageo PLC                                                  7,242           79
Dixon Group PLC                                             9,898          187
General Electric Co. PLC                                   29,697          233
Glaxo Wellcome PLC                                         43,185        1,379
Granada Group PLC                                          14,259          287
Greenalls Group PLC                                        19,800          122
Hanson PLC                                                 13,587          111
HSBC Holdings PLC                                          13,916          398
HSBC Holdings PLC                                           3,400           99
Hyder PLC                                                  18,397          235
Imperial Tobacco Group PLC                                 15,584          186
Inchcape PLC                                               34,941           84
Kingfisher PLC                                             15,036          191
Land Securities PLC                                         7,500           97
Lex Service PLC                                            21,700          147
Lloyds TSB Group PLC                                       31,661          454
Lonrho PLC                                                 72,586          472
Mirror Group News PLC                                      13,000           40
Norwich Union PLC                                          31,100          228
Nycomed Amersham PLC                                       28,987          192
Pearson PLC                                                28,792          632
Railtrack Group PLC                                         2,545           63
Rank Group PLC                                             33,300          127
Reuters Group PLC                                          42,666          597
Rexam PLC (a)                                              40,542          129
Royal Bank of Scotland Group PLC                           43,018          838
Sainsbury (J.) PLC                                         20,900          121
Sears PLC                                                  22,400          127
Selfridges PLC                                             22,400           85
Severn Trent PLC                                           11,314          162
Shell Transportation &
 Trading PLC (Regd)                                       113,378          631
Signet Group PLC (a)                                      534,068          347
Slough Estates PLC                                         30,900          164
Smith & Nephew PLC                                         62,476          180
SmithKline Beecham PLC                                     58,791          832
Somerfield PLC                                             65,100          390
South West Water PLC                                        4,900           83
Storehouse PLC                                             49,608          120
Sun Life and Provincial
 Holdings PLC                                               8,806           69
Tarmac, Ltd. PLC                                           65,183          112
Tesco Store Holdings PLC                                   39,922          113

10 Semiannual Report

SSGA
ACTIVE INTERNATIONAL FUND
                                              STATEMENT OF NET ASSETS, CONTINUED
                                                    February 28, 1999(unaudited)

                                                   Market
                                        Number      Value
                                          of        (000)
                                        Shares        $
                                        ------     ------
Thames Water PLC                        19,921       329
Tomkins PLC                             21,198        77
Unilever PLC                            37,500       362
United Assurance Group PLC              12,700       108
United Utilities PLC                    10,909       138
Vodafone Group PLC                      66,297     1,218
Wimpey (George), Ltd. PLC               50,026       106
Woolwich PLC                            24,504       155
Yorkshire Water PLC                     35,058       257
Zeneca Group PLC                        11,200       466
                                                --------
                                                  20,145
                                                --------

TOTAL COMMON STOCKS
(cost $85,325)                                    91,521
                                                --------

PREFERRED STOCKS - 2.2%
AUSTRALIA - 0.1%
News Corp., Ltd.                         8,894        58
                                                --------

AUSTRIA - 0.1%
Allgemeine Baugesellschaft                 100         6
Bau Holdings AG                          1,800        47
                                                --------
                                                      53
                                                --------

BELGIUM - 0.0%
Cockerill Sambre                         7,000        31
                                                --------

BRAZIL - 0.6%
Banco Bradesco SA NPV                8,422,000        33
Banco do Estado de Sao Paulo NPV       862,800        23
Banco Itau SA NPV                      120,000        41
Banco Nacional SA NPV (a)(d)           871,000        --
CIA Energetica De Minas Gerais       2,221,000        29
Companhia Vale Do Rio Doce Series A
 NPV                                     5,000        63
Companmia Cervejaria
 Brahma NPV                            127,000        47
Embratel Participacoes SA NPV (a)    5,160,000        70
Itausa Investimentos Itau SA            71,000        29
Petroleo Brasileiro SA NPV             876,000        68
Tele Centro Sul Participacoes
 SA NPV (a)                          6,227,000        49
Tele Norte Leste Participacoes
 SA NPV (a)                          5,941,000        58
Telesp Celular Participacoes
 SA NPV                              6,113,000        51
Telesp Participacoes SA NPV          5,462,000        89
                                                --------
                                                     650
                                                --------

GERMANY - 1.3%
Axa Colonia Konzern AG NV                  628        44
Draegerwerk AG                           9,100       120
Dyckerhoff AG                              233        60
M.A.N. AG                                  665       129
ProSieben Media AG NV                    2,650       134
Rheinmetall AG                           1,150        23
RWE AG                                  13,400       391
Volkswagen AG                            9,000       354
                                                --------
                                                   1,255
                                                --------

ITALY - 0.1%
Toro Assicurazioni                       8,950        69
                                                --------

TOTAL PREFERRED STOCKS
(cost $2,416)                                      2,116
                                                --------

                                                     Semiannual Report 11

SSGA
ACTIVE INTERNATIONAL FUND
                                              STATEMENT OF NET ASSETS, CONTINUED
                                                    February 28, 1999(unaudited)

                                        Principal        Market
                                         Amount          Value
                                         (000)           (000)
                                           $               $
                                       ---------       --------
LONG-TERM INVESTMENTS - 0.2%
GERMANY - 0.0%
Deutsche Finance BV (conv.)
 1.000% due 05/02/01                   DEM      60           49
                                                       --------

ITALY - 0.1%
Italy, Republic of (conv.)
 5.000% due 06/28/01                            35           60
                                                       --------

JAPAN - 0.1%
MTI Capital (Cayman),
 Ltd. (conv.)
0.500% due 10/01/07                    JPY  39,000          113
                                                       --------

TOTAL LONG-TERM INVESTMENTS
(cost $240)                                                 222
                                                       --------


SHORT-TERM INVESTMENTS - 1.7%
UNITED STATES - 1.7%
AIM Short-Term Investment Treasury
 Portfolio Class A (b)                         697          697
Federated Investors Prime
 Obligations Fund (b)                          928          928
                                                       --------
                                                          1,625
                                                       --------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,625)                                             1,625
                                                       --------

TOTAL INVESTMENTS - 98.3%
(identified cost $89,606)(c)                             95,484

OTHER ASSETS AND LIABILITIES,
NET - 1.7%                                                1,640
                                                       --------

NET ASSETS - 100.0%                                      97,124
                                                       ========


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.
(d) The Board of Trustees has estimated the value of the Fund's holdings at zero. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

Abbreviations:
ADR - American Depository Receipt
BR - Bearer
GDR - Global Depository Receipt
NPV - No Par Value
NV - Nonvoting

Foreign Currency Abbreviations:
AUD - Australian dollar
DEM - German mark
EUR - Eurodollar
GBP - British pound
JPY - Japanese yen
SGD - Singapore dollar
USD - United States dollar



The accompanying notes are an integral part of the financial statements.

12 Semiannual Report

SSGA
ACTIVE INTERNATIONAL FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                               MARKET                                                   MARKET
                                    % OF        VALUE                                           % OF     VALUE
                                    NET         (000)       GEOGRAPHIC                          NET      (000)
INDUSTRY DIVERSIFICATION           ASSETS         $         DIVERSIFICATION                    ASSETS      $
-----------------------------     --------    ---------     ----------------------             ------   -------
Basic Industries                     4.7        4,565       Europe                              50.4     48,908
Capital Goods                        5.9        5,743       Japan                               21.3     20,629
Consumer Basics                     15.8       15,363       Latin America                        0.8        803
Consumer Durables                    7.9        7,663       Middle East                          1.1      1,089
Consumer Non-Durables                5.0        4,871       Pacific Basin                        2.1      2,063
Consumer Services                    1.6        1,574       United Kingdom                      20.7     20,145
Energy                               5.1        4,958       Long-Term Investments                0.2        222
Finance                             23.7       22,973       Short-Term Investments               1.7      1,625
General Business                     5.4        5,238                                          ------   -------
Miscellaneous                        1.6        1,577
Shelter                              2.4        2,314       Total Investments                   98.3     95,484
Technology                           2.0        1,957       Other Assets and Liabilities, Net    1.7      1,640
Transportation                       0.9          868                                          ------   -------
Utilities                           14.4       13,973
Long-Term Investments                0.2          222       NET ASSETS                         100.0     97,124
Short-Term Investments               1.7        1,625                                          ======   =======
                                  --------    ---------

Total Investments                   98.3       95,484
Other Assets and Liabilities, Net    1.7        1,640
                                  --------    ---------

NET ASSETS                         100.0       97,124
                                  ========    =========

The accompanying notes are an integral part of the financial statements.

                                                          Semiannual Report 13

SSGA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1999 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Note 2)

                                                                          UNREALIZED
     CONTRACTS TO             IN EXCHANGE                                APPRECIATION
       DELIVER                    FOR                 SETTLEMENT        (DEPRECIATION)
        (000)                    (000)                   DATE               (000)
--------------------     ---------------------     ----------------     ----------------
USD          1,310       AUD            2,217          03/23/99         $            11
AUD            397       USD              258          03/23/99                      12
USD            918       DEM            1,527          03/23/99                     (59)
USD          1,092       DEM            1,789          03/23/99                     (85)
USD          2,494       EUR            2,148          03/23/99                    (130)
EUR          4,283       USD            4,862          03/23/99                     147
EUR          4,738       USD            5,370          03/23/99                     154
USD          2,866       GBP            1,738          03/23/99                     (82)
USD          1,688       GBP            1,040          03/23/99                     (22)
GBP            872       USD            1,472          03/23/99                      75
GBP          1,478       USD            2,421          03/23/99                      53
USD          4,984       JPY          566,045          03/23/99                    (194)
JPY         92,487       USD              783          03/23/99                       1
JPY        121,239       USD            1,067          03/23/99                      41
JPY        413,855       USD            3,673          03/23/99                     172
USD            448       SGD              754          03/23/99                     (10)
SGD          1,318       USD              799          03/23/99                      33
                                                                        ----------------
                                                                        $           117
                                                                        ================

The accompanying notes are an integral part of the financial statements.

14 Semiannual Report

SSGA
ACTIVE INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)     February 28, 1999 (Unaudited)

ASSETS
Investments at market (identified cost $89,606)(Note 2)...............................          $ 95,484
Foreign currency holdings (identified cost $1,407). . ................................             1,406
Forward foreign currency exchange contracts (cost $36,508)(Note 2)....................            37,195
Receivables:
     Dividends and interest...........................................................               129
     Investments sold.................................................................               128
     Fund shares sold.................................................................               135
     Foreign taxes recoverable........................................................               107
Short-term investments held as collateral for securities loaned, at market (Note 3)...             7,828
Deferred organization expenses (Note 2)...............................................                 9
                                                                                            ------------

    Total Assets......................................................................           142,421

LIABILITIES
Payables:
     Investments purchased..............................................    $     220
     Fund shares redeemed...............................................           31
     Accrued fees to affiliates and trustees (Note 4)...................          107
     Other accrued expenses.............................................           33
Forward foreign currency exchange contracts (cost $36,508)(Note 2)......       37,078
Payable upon receipt of securities loaned, at market (Note 3)............       7,828
                                                                            ---------
   Total Liabilities..................................................................            45,297
                                                                                            ------------

NET ASSETS............................................................................          $ 97,124
                                                                                            ============


NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income..........................          $ (1,006)
Accumulated distributions in excess of net realized gain..............................            (6,000)
Unrealized appreciation (depreciation) on:
     Investments......................................................................             5,878
     Foreign currency-related transactions............................................               111
Shares of beneficial interest.........................................................                11
Additional paid-in capital............................................................            98,130
                                                                                            ------------

NET ASSETS............................................................................          $ 97,124
                                                                                            ============


NET ASSET VALUE, offering and redemption price per share:
     ($97,124,046 divided by 10,741,528 shares of $.001 par value
       shares of beneficial interest outstanding)....................................           $   9.04
                                                                                            ============

The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report 15

SSGA
ACTIVE INTERNATIONAL FUND

STATEMENT OF OPERATIONS
Amounts in thousands            For the Six Months Ended February 28, 1999
                                (Unaudited)

INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $52)......  $      461
 Interest..............................................          37
                                                          ---------

   Total Investment Income.............................         498

EXPENSES (Notes 2 and 4):
     Advisory fees..........................      $ 329
     Administrative fees....................         32
     Custodian fees.........................        123
     Distribution fees......................         20
     Transfer agent fees....................         18
     Professional fees......................         12
     Registration fees......................         19
     Shareholder servicing fees.............         24
     Trustees' fees.........................          1
     Amortization of deferred
     organization expenses..................          4
     Miscellaneous..........................          1
                                               --------
     Expenses before reductions.............        583
     Expense reductions (Note 4)............       (145)
                                               --------
     Expenses, net.....................................         438
                                                          ---------
Net investment income..................................          60
                                                          ---------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
 Net realized gain (loss) from:
 Investments...........................          (3,482)
 Futures contracts.....................             185
 Equity swap...........................           1,179
 Foreign currency-related transactions.             (12)     (2,130)
                                               --------
Net change in unrealized appreciation
 or depreciation of:
 Investments...........................          11,254
 Equity swap...........................             (65)
 Foreign currency-related transactions.            (113)     11,076
                                               --------   ---------
 Net gain (loss) on investments........................       8,946
                                                          ---------
 Net increase (decrease) in
net assets resulting from operations...................   $   9,006
                                                          =========

The accompanying notes are an integral part of the financial statements.

16 Semiannual Report

SSGA
ACTIVE INTERNATIONAL FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                    FOR THE SIX            FOR THE
                                                                   MONTHS ENDED          FISCAL YEAR
                                                                 FEBRUARY 28, 1999          ENDED
                                                                   (UNAUDITED)           AUGUST 31, 1998
                                                                -----------------       ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income......................................        $      60               $  1,291
 Net realized gain (loss)...................................           (2,130)                 4,220
 Net change in unrealized appreciation or depreciation......           11,076                   (586)
                                                                     --------              ---------

   Net increase (decrease) in net assets resulting                      9,006                  4,925
   from operations.........................................          --------              ---------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income.....................................            (2,391)                (1,176)
 In excess of net investment income........................            (1,006)                    --
 Net realized gain on investments..........................                --                 (3,891)
 In excess of net realized gain on investments.............            (6,000)                    --
                                                                     --------             ----------

   Total Distributions to Shareholders.....................            (9,397)                (5,067)
                                                                     --------              ---------

FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from Fund share                 20,950                 (7,223)
 transactions (Note 5).....................................          --------              ---------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS................            20,559                 (7,365)

NET ASSETS
 Beginning of period.......................................            76,565                 83,930
                                                                     --------              ---------
 End of period (including accumulated distributions in
 excess of net investment income of $1,006 and
 undistributed net investment income of $2,331,
 respectively)..............................................        $  97,124               $ 76,565
                                                                    =========              =========

The accompanying notes are an integral part of the financial statements.

                                                          Semiannual Report 17

SSGA
ACTIVE INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                   YEARS ENDED AUGUST 31,
                                                                 ----------------------------------------
                                                        1999*       1998      1997      1996     1995**
                                                       -------    --------  --------   -------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD.................  $  9.24    $  10.85   $ 10.96   $ 10.89   $  10.00
                                                       -------    --------   -------   -------   --------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (a)...........................      .01         .16       .10       .36        .03
 Net realized and  unrealized gain (loss)
 on investments......................................      .87       (1.13)      .03       .28        .86
                                                       -------    --------   -------   -------   --------

   Total Income From  Investment Operations..........      .88        (.97)      .13       .64        .89
                                                       -------    --------   -------   -------   --------

DISTRIBUTIONS:
 Net investment income...............................     (.39)       (.15)     (.18)     (.57)        --
 Net realized gain on investments....................     (.69)       (.49)     (.06)       --         --
                                                       -------    --------   -------   -------   --------

   Total Distributions...............................    (1.08)       (.64)     (.24)     (.57)        --
                                                       -------    --------   -------   -------   --------

NET ASSET VALUE, END OF PERIOD......................   $  9.04    $   9.24   $ 10.85   $ 10.96   $  10.89
                                                       =======    ========   =======   =======   ========

TOTAL RETURN (%)(b).................................     10.60       (9.50)     1.17      6.22       8.90

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
   ($000 omitted)....................................   97,124      76,565    83,930    54,595     25,186

 Ratios to average net assets (%)(c):
   Operating expenses, net (d).......................     1.00        1.00      1.00      1.00       1.79
   Operating expenses,  gross (d)....................     1.33        1.29      1.40      1.47       2.56
   Net investment income.............................      .14        1.23      1.12      1.16       1.11

 Portfolio turnover rate (%)(c).......................   57.88       74.79     48.29     22.02       7.17


*   For the six months ended February 28, 1999 (Unaudited).
**  For the period March 7, 1995 (commencement of operations) to August 31,
    1995.
(a) For the period ended February 28, 1999, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for the periods ended February 28, 1999 and August 31, 1995 are annualized.
(d) See Note 4 for current period amounts.

18  Semiannual Report

SSGA
ACTIVE INTERNATIONAL FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA Active International Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

   The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $3,869,334 incurred from November 1, 1997 to August 31, 1998, and treat it as arising in fiscal year 1999.

                                                           Semiannual Report  19

SSGA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

  The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1999 are as follows: :

                                                                             NET
                                                                          UNREALIZED
                  FEDERAL TAX        UNREALIZED         UNREALIZED       APPRECIATION
                      COST          APPRECIATION      (DEPRECIATION)    (DEPRECIATION)
               -----------------  -----------------  ----------------  ----------------
               $      89,971,259  $      15,462,062  $     (9,949,321) $      5,512,741

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

  The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in foreign denominated investments, forward contracts, passive foreign investment companies and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

  EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

  DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

  FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

  (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

  (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

  Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

20  Semiannual Report

SSGA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

 It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates, from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

 DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

 The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

 FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open foreign contracts at August 31, 1998 are presented on the accompanying Statement of Net Assets.

 REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

                                                           Semiannual Report  21

SSGA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   EQUITY SWAP: The Fund has entered into an equity swap agreement in order to efficiently participate in certain foreign markets. Pursuant to this agreement, the Fund pays the swap counterparty based on the notional amount and an agreed upon rate (i.e. 12-month USD LIBOR BBA rate). During the term of the agreement, changes in the underlying value of the swap is recorded as unrealized gain (loss) and is based on changes in the value of the underlying index. The underlying index is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparty or accrued interest income to be paid to the Fund, at the agreed upon date, is recognized as unrealized gain (loss). The amount paid to the swap counterparty representing capital depreciation on the underlying securities and accrued interest expense and interest income is recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparty; however, the Fund does not anticipate non-performance by the counterparty. The Fund has segregated certain short-term investments (identified on the accompanying Statement of Net Assets) as collateral for the notional amount and payment of liabilities under the equity swap agreement.

   INVESTMENT IN INTERNATIONAL MARKETS: Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $37,856,934 and $24,501,852, respectively.

   SECURITIES LENDING: Effective December 17, 1998, the Investment Company started its securities lending program. The program allows each Fund to loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

22  Semiannual Report

SSGA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 1999, the value of outstanding securities on loan and the value of collateral amounted to $7,380,245 and $7,827,797, respectively.

4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. The Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceeded 1.00% of its average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all international funds: $0 up to and including $500 million - .07%, over $500 million to and including $1 billion - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% for the period September 1, 1997 to December 31, 1997 up to a maximum of 5% for the period January 1, 1998 to December 31, 1998 and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

                                                           Semiannual Report  23

SSGA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175%, to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $8,134, $571, $142, $306 and $3,638, by the Adviser, SSBSI, RIS,
   Commercial Banking, and Solutions, respectively.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

   BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

         Advisory fees                               $     62,915
         Administration fees                                7,200
         Custodian fees                                    15,051
         Distribution fees                                    686
         Shareholder servicing fees                        11,455
         Transfer agent fees                                9,612
         Trustees' fees                                       358
                                                     ------------
                                                     $    107,277
                                                     ============

   BENEFICIAL INTEREST: As of February 28, 1999, two shareholders were record owners of approximately 12% and 10%, respectively, of the total outstanding shares of the Fund.

24  Semiannual Report

SSGA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                      FOR THE PERIODS ENDED
                                               ------------------------------------------------------------------
                                                      FEBRUARY 28, 1999                  AUGUST 31, 1998
                                               --------------------------------  --------------------------------
                                                    SHARES          DOLLARS          SHARES           DOLLARS
                                               ---------------  ---------------  ---------------  ---------------
Proceeds from shares sold.................               5,290  $        47,083           15,836  $       153,450
Proceeds from reinvestment of
  distributions...........................                 879            7,304              405            4,150
Payments for shares redeemed..............              (3,717)         (33,437)         (15,685)        (164,823)
                                               ---------------  ---------------  ---------------  ---------------
Total net increase (decrease).............               2,452  $        20,950              556  $        (7,223)
                                               ===============  ===============  ===============  ===============

6. LINE OF CREDIT
   The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its total assets under the agreement.

                                                           Semiannual Report  25

SSGA ACTIVE INTERNATIONAL FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 William L. Marshall
 Steven J. Mastrovich
 Patrick J. Riley
 Richard D. Shirk
 Bruce D. Taber
 Henry W. Todd

OFFICERS
 Lynn L. Anderson, President, Treasurer and CEO
 Mark E. Swanson, Assistant Secretary, Assistant
   Treasurer and Principal Accounting Officer
 J. David Griswold, Vice President and Secretary
 Deedra S. Walkey, Assistant Secretary
 Rick J. Chase, Assistant Secretary
 Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
 State Street Bank and Trust Company
 225 Franklin Street
 Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
 OFFICE OF SHAREHOLDER INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171
 (800) 647-7327

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 One International Place, 27th Floor
 Boston, Massachusetts 02110
 (800) 997-7327

ADMINISTRATOR
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, Washington 98402

LEGAL COUNSEL
 Goodwin, Procter & Hoar LLP
 Exchange Place
 Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 One Post Office Square
 Boston, Massachusetts 02109

26 Semiannual Report

                                SSGA(R) FUNDS

                               BOND MARKET FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents

                                                                 Page
     Financial Statements.......................................    3

     Financial Highlights.......................................   11

     Notes to Financial Statements..............................   12

     Fund Management and Service Providers......................   18

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
BOND MARKET FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                     PRINCIPAL                  MARKET
                                      AMOUNT                     VALUE
                                       (000)                     (000)
                                         $                         $
                                    ----------                 ---------
LONG-TERM INVESTMENTS - 95.4%
ASSET-BACKED SECURITIES - 3.2%
Chase Manhattan Auto Owner Trust
 Series 1998-A Class A3
   5.700% due 09/17/01                  750                        750
 Series 1998-B Class A3
   5.750% due 09/15/00                  500                        500
CIT RV Trust
   6.400% due 02/15/07                  171                        172
Citibank Credit Card Master Trust I
 Series 1998-6 Class A
   5.850% due 04/10/03                  830                        832
 Series 1999-1 Class A
   5.500% due 02/15/06                  650                        640
Discover Card Master Trust I
 Series 1996-3 Class A
   6.050% due 08/18/08                  200                        198
First USA Credit Card Master Trust
 Series 1997-6 Class A
   6.420% due 03/17/05                1,000                      1,019
Ford Credit Auto Loan Master Trust
 Series 1995-1 Class A
   6.500% due 08/15/02                  200                        202
Ford Credit Auto Owner Trust
 Series 1998-A Class A3
   5.650% due 10/15/01                  850                        851
Premier Auto Trust
 Series 1997-1 Class A4
   6.350% due 04/06/02                  250                        252
 Series 1997-2 Class A4
   6.250% due 06/06/01                  125                        126
 Series 1997-3 Class A4
   6.200% due 01/06/01                  400                        402
 Series 1998-1 Class A3
   5.630% due 08/06/01                  500                        501
                                                               ----------
                                                                 6,445
                                                               ==========
CORPORATE BONDS AND NOTES - 24.3%
Alltel Corp.
   6.650% due 01/15/08                  850                        873
Associates Corp. of North America
   6.625% due 05/15/01                  500                        509
   5.500% due 02/15/02                1,000                        992
Associates First Capital
   7.375% due 08/15/01                1,000                      1,034
BankAmerica Corp.
   9.500% due 04/01/01                1,000                      1,073
Branch Banking & Trust Co.
   5.700% due 02/01/01                  250                        249
Burlington Northern Santa Fe
   7.290% due 06/01/36                1,000                      1,077
CIT Group Holdings, Inc. (MTN)
   6.700% due 05/28/01                1,000                      1,017
CIT Group, Inc. (MTN)
   5.910% due 11/10/03                1,000                        995
Citigroup, Inc.
   9.500% due 03/01/02                  285                        312
Coastal Corp.
   6.375% due 02/01/09                  500                        489
Coca-Cola Enterprises, Inc.
   5.750% due 11/01/08                  250                        242
Comcast Cable Communications
   6.200% due 11/15/08                  500                        495
Commercial Credit Group, Inc.
   6.000% due 06/15/00                  350                        352
Commonwealth Edison Co.
   7.625% due 01/15/07                  500                        539
Dana Corp.
   6.250% due 03/01/04                  500                        500
Dayton Hudson Corp.
   5.875% due 11/01/08                  750                        735
Delta Air Lines, Inc.
 Series C (MTN)
   6.650% due 03/15/04                  500                        500

                                                            Semiannual Report 3

SSGA
BOND MARKET FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                PRINCIPAL                  MARKET
                                                 AMOUNT                     VALUE
                                                  (000)                     (000)
                                                    $                         $
                                               ----------                 ---------
Donaldson, Lufkin & Jenrette, Inc.
   6.110% due 05/15/01 (MTN)                       500                       498
Enron Corp.
   9.650% due 05/15/01                             250                       268
   9.125% due 04/01/03                           1,000                     1,089
 Series NOV
   6.950% due 07/15/28                             500                       484
EOP Operating, L.P.
   6.500% due 01/15/04                             250                       247
Equitable Life Assurance Society
   6.950% due 12/01/05                           1,000                     1,022
   7.700% due 12/01/15                             500                       526
Finova Capital Corp.
   6.375% due 05/15/05                             500                       494
Fleet National Bank
   5.750% due 01/15/09                           1,000                       959
Ford Motor Co.
   6.375% due 02/01/2029                           500                       476
   7.700% due 05/15/2097                           450                       485
Ford Motor Credit Co.
   6.375% due 10/06/00 (Regd)                      500                       505
   7.000% due 09/25/01                             500                       513
   6.110% due 12/28/01 (MTN)                       900                       905
   7.500% due 01/15/03                           1,000                     1,050
Gatx Capital Corp.
   6.500% due 11/01/00                           1,000                       995
General Electric Capital Corp.
   8.875% due 05/15/09 (MTN)                       750                       914
General Motors Acceptance Corp.
   6.625% due 04/24/00 (MTN)                       440                       445
   9.625% due 12/15/01                             810                       886
   5.500% due 01/14/02                             500                       494
   5.750% due 11/10/03                           1,000                       986
Georgia Power Co.
 Series C
   5.500% due 12/01/05                             500                       487
GTE Corp.
   9.375% due 12/01/00                             800                       843
   6.840% due 04/15/18                             250                       257
GTE North, Inc.
   5.650% due 11/15/08                             500                       485
International Business Machines Corp.
   6.375% due 06/15/00                             450                       455
   7.125% due 12/01/2096                           250                       258
International Lease Finance Corp.
   6.625% due 08/15/00                             200                       202
Kemper Corp.
   6.875% due 09/15/03                             345                       351
Kroger Co.
   6.800% due 12/15/18                             300                       300
Masco Corp.
   7.125% due 08/15/13                             250                       252
   6.625% due 04/15/18                             250                       237
MCI WorldCom, Inc.
   6.400% due 08/15/05                           1,000                     1,011
   6.950% due 08/15/28                             250                       256
Mellon Financial Co.
   5.750% due 11/15/03                             500                       494
Merck & Co., Inc.
   5.950% due 12/01/28                             150                       141
Merrill Lynch & Co., Inc.
   6.000% due 02/17/09                           1,000                       963
Morgan Stanley Dean Witter & Co.
   5.625% due 01/20/04 (MTN)                       500                       488
National City Bank of Cleveland, Ohio
   6.350% due 03/15/01                           1,000                     1,010
Nationsbank Corp.
   6.600% due 05/15/10                           1,000                     1,012
News America Holdings, Inc.
   9.250% due 02/01/13                             750                       910
   8.250% due 08/10/18                             600                       668
Northrop-Grumman Corp.
   9.375% due 10/15/24                             400                       440


4 Semiannual Report

SSGA
BOND MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                PRINCIPAL                  MARKET
                                                 AMOUNT                     VALUE
                                                  (000)                     (000)
                                                    $                         $
                                               ----------                ----------
Progressive Corp.
   6.625% due 03/01/29                              300                         292
Raytheon Co.
   6.300% due 03/15/05                            1,000                       1,001
   6.750% due 03/15/18                              800                         792
Saks, Inc.
   8.250% due 11/15/08                              500                         548
Simon Property Group, Inc.
   7.125% due 02/09/09                              300                         293
Sola International, Inc.
   6.875% due 03/15/08                              150                         137
Sprint Capital Corp.
   6.875% due 11/15/28                            1,000                       1,003
Sun Life Canada (US) Capital Trust
   8.526% due 05/29/49                              500                         518
Suntrust Banks, Inc.
   6.125% due 02/15/04                            1,300                       1,285
Tele-Communications, Inc.
   7.875% due 02/15/26                              750                         853
Time Warner, Inc.
   7.250% due 10/15/17                              500                         516
   6.625% due 05/15/29                              750                         712
US Bancorp
   7.625% due 05/01/05                              500                         529
USA Waste Services, Inc.
   6.500% due 12/15/02                            1,000                       1,001
Xerox Capital Trust I
   8.000% due 02/01/27                            1,250                       1,278
Zions Institutional Capital Trust A
   8.536% due 12/15/26                              400                         408
                                                                         ----------
                                                                             48,910
                                                                         ----------

EURODOLLAR BONDS - 4.0%
Alberta, Province of
   4.875% due 10/29/03                              500                         481
American Express Master Trust
   5.375% due 09/15/00                            1,000                         996
British Sky Broadcasting PLC
   6.875% due 02/23/09                              500                         492
Canadian National Railway Co.
   6.900% due 07/15/28                              750                         757
Hyder PLC
   6.750% due 12/15/04                            1,000                       1,002
Korea, Republic of
   8.875% due 04/15/08                              200                         212
Ontario, Province of
   7.375% due 01/27/03                            1,070                       1,128
   7.625% due 06/22/04                              585                         630
   5.500% due 10/01/08                              500                         482
Quebec, Province of
   5.750% due 02/15/09                            1,000                         968
Telekomunikacja Polska SA
   7.125% due 12/10/03                              750                         732
   7.750% due 12/10/08                              200                         190
                                                                        -----------
                                                                              8,070
                                                                        -----------

MORTGAGE-BACKED SECURITIES - 33.1%
Federal Home Loan Mortgage Corp.
 Participation Certificate
   7.000% due 2001                                   89                          90
   9.000% due 2004                                   44                          45
   9.000% due 2005                                  337                         350
   9.000% due 2010                                  301                         317
   6.000% due 2011                                   98                          97
   8.000% due 2011                                  103                         106
   8.500% due 2025                                   38                          40
   7.000% due 2028                                3,222                       3,264
   7.500% due 2028                                1,927                       1,979
   8.500% due 2028                                2,270                       2,389
   7.500% due 2029                                  500                         514
Federal Home Loan Mortgage Corp.
   7.000%  30 Year TBA (c)                        2,300                       2,330
Federal National Mortgage Association
   6.000% due 2009                                  140                         139
   6.000% due 2011                                  166                         165


                                                            Semiannual Report 5

SSGA
BOND MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                PRINCIPAL                  MARKET
                                                 AMOUNT                     VALUE
                                                  (000)                     (000)
                                                    $                         $
                                               ----------                ----------
   5.500% due 2014                                   166                       161
   8.000% due 2023                                     4                         4
   8.500% due 2024                                    19                        20
   7.500% due 2025                                    96                        99
   9.000% due 2026                                    78                        82
   6.500% due 2027                                   197                       195
   8.000% due 2027                                 4,135                     4,301
   7.000% due 2028                                 5,238                     5,302
   7.500% due 2028                                 2,475                     2,541
Federal National Mortgage
 Association (c)
   6.000%  30 Year TBA                            11,150                    10,805
   6.500%  30 Year TBA                            14,350                    14,227
   8.000%  30 Year TBA                               100                       104
Government National Mortgage
 Association
   8.000% due 2012                                 1,371                     1,416
  10.000% due 2013                                    21                        22
  10.000% due 2014                                     8                         9
   7.500% due 2022                                    11                        12
   7.000% due 2023                                 2,141                     2,173
   7.500% due 2023                                    38                        39
   6.500% due 2024                                    35                        35
   7.500% due 2024                                   915                       942
   8.000% due 2024                                   332                       346
   8.500% due 2025                                   152                       161
   9.500% due 2025                                   126                       135
   7.500% due 2026                                   832                       855
   7.500% due 2027                                   721                       741
   8.000% due 2027                                    21                        22
   7.000% due 2028                                 7,705                     7,813
   7.500% due 2028                                 2,114                     2,176
   8.000% due 2099                                   114                       121
                                                                         ----------
                                                                            66,684
                                                                         ----------
UNITED STATES GOVERNMENT AGENCIES -
5.6%
Federal Farm Credit Bank (MTN)
   6.060% due 05/28/13                               670                       665
Federal Home Loan Bank
   7.310% due 06/16/04                             1,000                     1,070
   6.995% due 04/02/07                               300                       320
Federal National Mortgage Association
   6.790% due 06/02/04 (MTN)                       1,000                     1,045
   6.480% due 06/28/04 (MTN)                       1,000                     1,032
   8.500% due 02/01/05                             1,500                     1,542
   6.590% due 09/17/07 (MTN)                         500                       520
   6.550% due 11/21/07 (MTN)                       1,000                     1,007
   6.560% due 11/26/07                               400                       403
   6.170% due 01/15/08 (MTN)                         235                       232
   6.270% due 02/05/08 (MTN)                         220                       219
   6.270% due 02/13/08 (MTN)                       1,000                       994
   6.150% due 07/02/08 (MTN)                         500                       494
   5.250% due 01/15/09                               350                       335
   5.625% due 04/17/28 (MTN)                       1,000                       905
State of Israel United States
 Government Guaranteed Notes
   5.700% due 02/15/03                               500                       498
                                                                       ------------
                                                                            11,281
                                                                       ------------
UNITED STATES GOVERNMENT TREASURIES
- 20.7%
United States Treasury Bonds
  10.000% due 05/15/10                               320                       394
   9.875% due 11/15/15                               380                       543
   7.500% due 11/15/16                             2,000                     2,362
   8.875% due 08/15/17                             1,350                     1,807
   8.125% due 08/15/19                             1,645                     2,085
   8.750% due 08/15/20                             2,270                     3,065
   8.000% due 11/15/21                             1,585                     2,007
   7.625% due 11/15/22                             1,635                     2,001
   5.250% due 11/15/28                               360                       339
United States Treasury
 Interest Only Strips
   4.753% due 05/15/01                               245                       219
   4.790% due 05/15/05                             1,350                       968
   5.890% due 02/15/10                             2,500                     1,347
   5.200% due 05/15/10                             1,460                       774


6 Semiannual Report

SSGA
BOND MARKET FUND

                                           STATEMENT OF NET ASSETS, CONTINUED
                                                February 28, 1999 (Unaudited)

                                                PRINCIPAL                  MARKET
                                                 AMOUNT                     VALUE
                                                  (000)                     (000)
                                                    $                         $
                                               ----------                ----------
United States Treasury Notes
   5.000% due 02/28/01                             3,300                     3,291
   6.125% due 12/31/01                               450                       460
   5.875% due 09/30/02                             5,800                     5,908
   5.750% due 12/31/02                             2,500                     2,527
   5.250% due 08/15/03                             1,260                     1,257
   5.750% due 08/15/03                             1,000                     1,017
   4.750% due 02/15/04                             1,870                     1,831
   7.250% due 08/15/04                             1,975                     2,148
   7.500% due 02/15/05                             2,000                     2,212
   6.500% due 05/15/05                               500                       529
   4.750% due 11/15/08                             2,675                     2,565
                                                                         ----------
                                                                            41,656
                                                                         ----------

YANKEE BONDS - 4.5%
Manitoba, Province of
   8.750% due 05/15/01                             1,000                     1,064
 Series C-J
       9.500% due 10/01/00                           351                       372
 Series CP
   7.750% due 02/01/02                             1,000                     1,054
New Brunswick, Province of
   7.125% due 10/01/02                               500                       522
Ontario, Province of
   7.750% due 06/04/02                               500                       529
Quebec, Province of
  11.000% due 06/15/15                             1,000                     1,100
   7.125% due 02/09/24                               150                       157
Royal Caribbean Cruises, Ltd.
   6.750% due 03/15/08                               200                       195
Saskatchewan, Province of
   6.625% due 07/15/03                             1,000                     1,027
Tyco International Group SA
   6.125% due 06/15/01                             2,000                     2,007
   6.875% due 01/15/29                               500                       487
Westpac Banking, Ltd.
   9.125% due 08/15/01                               500                       532
                                                                         ----------
                                                                             9,046
                                                                         ----------

TOTAL LONG-TERM INVESTMENTS
(cost $193,897)                                                            192,092
                                                                         ----------

SHORT-TERM INVESTMENTS - 19.6%
Dreyfus Cash Management Plus, Inc.
 Money Market Fund (a)                             7,297                     7,297
Federal Home Loan Bank
 Discount Notes
   4.730% due 03/12/99 (a)(d)                    32,000                     31,954
Federated Investors Prime Cash
 Obligations Fund (a)                               329                        329
                                                                         ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $39,580)                                                              39,580
                                                                         ----------

TOTAL INVESTMENTS - 115.0%
(identified cost $233,477)(b)                                              231,672

OTHER ASSETS AND LIABILITIES,
NET - (15.0%)                                                              (30,218)
                                                                         ----------

NET ASSETS - 100.0%                                                        201,454
                                                                         ==========



(a)  At cost, which approximates market.
(b)  See Note 2 for federal income tax information.
(c)  Forward commitment. See Note 2.
(d)  Rate noted is yield-to-maturity.

Abbreviations:
MTN - Medium Term Note
TBA - To Be Announced Security



                                                           Semiannual Report 7

SSGA
BOND MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)      February 28,1999 (Unaudited)


ASSETS
Investments at market (identified cost $233,477)(Note 2)..........    $ 231,672
Receivables:
   Dividends and interest.........................................        1,963
   Investments sold (regular settlement)..........................        5,346
   Investments sold (delayed settlement)(Note 2)..................       35,742
   Fund shares sold ..............................................        1,863
                                                                      ---------

     Total Assets.................................................      276,586

LIABILITIES
Payables:
   Investments purchased (regular settlement)..........   $ 10,677
   Investments purchased (delayed settlement)(Note 2)..     64,135
   Fund shares redeemed................................        202
   Accrued fees to affiliates and trustees (Note 4)....        112
   Other accrued expenses..............................          6
                                                          --------

     Total Liabilities............................................       75,132
                                                                      ---------

NET ASSETS .......................................................    $ 201,454
                                                                      =========


NET ASSETS CONSIST OF:
Undistributed net investment income ..............................    $   1,667
Accumulated net realized gain (loss)..............................           54
Unrealized appreciation (depreciation) on investments.............       (1,805)
Shares of beneficial interest ....................................           20
Additional paid-in capital........................................      201,518
                                                                      ---------
NET ASSETS .......................................................    $ 201,454
                                                                      =========

NET ASSET VALUE, offering and redemption price per share:
 ($201,454,042 divided by 20,217,887 shares of $.001 par value
   shares of beneficial interest outstanding).....................    $    9.96
                                                                      =========


The accompanying notes are an integral part of the financial statements.

8 Semiannual Report

SSGA
BOND MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands       For the Six Months Ended February 28,1999 (Unaudited)


INVESTMENT INCOME:
  Interest......................................................        $ 5,198
  Dividends.....................................................            197
                                                                        -------

     Total Investment Income....................................          5,395

EXPENSES (Notes 2 and 4):
  Advisory fees.......................................     $ 274
  Administrative fees.................................        25
  Custodian fees......................................        44
  Distribution fees...................................        37
  Transfer agent fees.................................        14
  Professional fees...................................         6
  Registration fees...................................        15
  Shareholder servicing fees..........................        36
  Trustees' fees......................................         2
  Miscellaneous.......................................         2
                                                           -----
   Total Expenses...............................................            455
                                                                        -------

Net investment income...........................................          4,940
                                                                        -------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments.......................          1,825
Net change in unrealized appreciation or depreciation of                 (4,293)
investments.....................................................        -------

Net gain (loss) on investments..................................         (2,468)
                                                                        -------

Net increase (decrease) in net assets resulting from operations         $ 2,472
                                                                        =======


The accompanying notes are an integral part of the fiancial statements

                                                             Semiannual Report 9

SSGA
BOND MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                 For the Six           For the
                                                Months Ended        Fiscal Year
                                              February 28,1999        Ended
                                                (Unaudited)      August 31, 1998
                                              ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income.......................      $  4,940             $ 7,585
 Net realized gain (loss)....................         1,825               2,055
 Net change in unrealized appreciation
  or depreciation ...........................        (4,293)              2,334
                                              -------------      --------------
     Net increase (decrease) in net assets
      resulting from operations..............         2,472              11,974
                                              -------------      --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income.......................        (5,595)             (6,281)
 Net realized gain on investments............        (3,346)               (350)
                                              -------------      --------------
     Total Distributions to Shareholders.....        (8,941)             (6,631)
                                              -------------      --------------

FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets
  from Fund share transactions (Note 5 ).....        17,772              97,138
                                              -------------      --------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS..        11,303             102,481

NET ASSETS
 Beginning of period.........................       190,151              87,670
                                              -------------      --------------
 End of period (including undistributed
   net investment income of
   $1,667 and $2,322, respectively)..........      $201,454           $ 190,151
                                              =============      ==============

The accompanying notes are an integral part of the financial statements.

10 Semiannual Report

SSGA
BOND MARKET FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statememts.

                                                            YEARS ENDED AUGUST 31,
                                                        ------------------------------------
                                                   1999*      1998      1997        1996**
                                                  -------   --------  -------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD...........   $10.35     $9.97     $9.63       $10.00
                                                  -------   --------  -------  -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (a).....................      .27       .55       .53          .27
 Net realized and unrealized gain (loss)
  on investments...............................     (.13)      .40       .35         (.49)
                                                  -------   --------  -------  -------------
   Total Income From Investment
     Operations                                      .14       .95       .88         (.22)
                                                  --------   --------  ------- -------------
DISTRIBUTIONS:
 Net investment income.........................     (.33)     (.54)     (.54)        (.15)
 Net realized gain on investments..............     (.20)     (.03)       --           --
                                                  -------   --------  -------  --------------
   Total Distributions.........................     (.53)     (.57)     (.54)        (.15)

NET ASSET VALUE, END OF PERIOD.................    $9.96    $10.35     $9.97        $9.63
                                                  =======   =======    ======  ==============
TOTAL RETURN (%)(b)............................     1.34      9.86      9.47        (2.19)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of
 period ($000 omitted).........................  201,454   190,151    87,670       29,015

 Ratios to average net assets (%)(c):
   Operating expenses, net (d)................       .50       .48       .50          .63
   Operating expenses, gross (d)..............       .50       .52       .74          .93
   Net investment income......................      5.41      5.74      6.05         5.66

 Portfolio turnover rate (%)(c)...............    354.12    300.77    375.72       253.30


*   For the six months ended February 28, 1999 (Unaudited).
** For the period February 7, 1996 (commencement of operations) to August 31, 1996.
(a) For the period ended February 28, 1999, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for the periods ended February 28, 1999 and August 31, 1996 are annualized.
(d) See Note 4 for current period amounts.
                                                            Semiannual Report 11

SSGA
BOND MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)

1.   ORGANIZATION
     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA Bond Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.


2.   SIGNIFICANT ACCOUNTING POLICIES
     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.


     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

12  Semiannual Report

SSGA
BOND MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1999 are as follows:


                                                                                       NET
                                                                                    UNREALIZED
                      FEDERAL TAX         UNREALIZED          UNREALIZED           APPRECIATION
                          COST           APPRECIATION       (DEPRECIATION)        (DEPRECIATION)
                    ---------------    ----------------   ------------------   ---------------------
                    $   233,527,690    $        296,912   $       (2,152,602)  $          (1,855,690)


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investment in certain fixed income securities purchased at a discount, in mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

                                                          Semiannual Report  13

SSGA
BOND MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     FORWARD COMMITMENTS/MORTGAGE DOLLAR ROLLS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. For example, the Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund purchases a mortgage security and sells a similar mortgage security before settlement of the purchased mortgage security occurs. The Fund may realize a short-term gain (or loss), based on market movements, upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

3.   SECURITIES TRANSACTIONS
     INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $65,310,310 and $51,377,113, respectively.

     For the period ended February 28, 1999, purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $271,671,432 and $270,800,052, respectively

     SECURITIES LENDING: Effective December 17, 1998, the Investment Company started its securities lending program. The program allows each Fund to loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 1999, there were no outstanding securities on loan.

14 Semiannual Report

SSGA
BOND MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

4.   RELATED PARTIES
     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .30% of its average daily net assets. The Adviser has agreed to reimburse the Fund for all expenses in excess of .50% of average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, up to a maximum of 5% for the period January 1, 1998 to December 31, 1998 and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

                                                           Semiannual Report  15

SSGA
BOND MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     The Fund has entered into service agreements with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .050%, .050%, and .100% to the Adviser, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $16,327, $33, $25 and $11,824, by the Adviser, RIS, Commercial Banking and Solutions.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

        Advisory fees                     $    93,718
        Administration fees                     2,187
        Custodian fees                          1,230
        Distribution fees                       1,135
        Shareholder servicing fees             12,826
        Transfer agent fees                       708
        Trustees' fees                            387
                                          -----------
                                          $   112,191
                                          ===========

     BENEFICIAL INTEREST: As of February 28, 1999, one shareholder was a record owner of approximately 17% of the total outstanding shares of the Fund.

16  Semiannual Report

SSGA
BOND MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

5.   FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                                   FOR THE PERIODS ENDED
                                                           ---------------------------------------------------------------------
                                                                   FEBRUARY 28, 1999                   AUGUST 31, 1998
                                                           ---------------------------------   ---------------------------------
                                                               SHARES            DOLLARS           SHARES            DOLLARS
                                                           --------------    ---------------   --------------    ---------------
     Proceeds from shares sold............................          8,462    $        86,280           13,299    $       134,745
     Proceeds from reinvestment of
       distributions......................................            663              6,772              366              3,664
     Payments for shares redeemed.........................         (7,281)           (75,280)          (4,086)           (41,271)
                                                           --------------    ---------------   --------------    ---------------
     Total net increase (decrease)........................          1,844    $        17,772            9,579    $        97,138
                                                           ==============    ===============   ==============    ===============

6.   LINE OF CREDIT
     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its total assets under the agreement.

7.   DIVIDENDS
     On March 1, 1999, the Board of Trustees declared a dividend of $.0799 from net investment income, payable on March 5, 1999 to shareholders of record on March 2, 1999.

                                                           Semiannual Report  17

SSGA BOND MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327
--------------------------------------------------------------------------------


TRUSTEES
 Lynn L. Anderson, Chairman
 William L. Marshall
 Steven J. Mastrovich
 Patrick J. Riley
 Richard D. Shirk
 Bruce D. Taber
 Henry W. Todd

OFFICERS
 Lynn L. Anderson, President, Treasurer and CEO
 Mark E. Swanson, Assistant Secretary, Assistant Treasurer and Principal
   Accounting Officer
 J. David Griswold, Vice President and Secretary
 Deedra S. Walkey, Assistant Secretary
 Rick J. Chase, Assistant Secretary
 Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
 State Street Bank and Trust Company
 225 Franklin Street
 Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171
 (800) 647-7327

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 One International Place, 27th Floor
 Boston, Massachusetts 02110
 (800) 997-7327

ADMINISTRATOR
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, Washington 98402

LEGAL COUNSEL
 Goodwin, Procter & Hoar LLP
 Exchange Place
 Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 One Post Office Square
 Boston, Massachusetts 02109



18  Semiannual Report

                                 SSGA(R) FUNDS

                             HIGH YIELD BOND FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents


                                                                      Page
          Financial Statements......................................     3

          Financial Highlights......................................     8

          Notes to Financial Statements.............................     9

          Fund Management and Service Providers.....................    15

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
HIGH YIELD BOND FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                              PRINCIPAL          MARKET
                                                               AMOUNT            VALUE
                                                               (000)             (000)
                                                                 $                 $
                                                             -----------       ----------
LONG-TERM INVESTMENTS - 90.7%
CORPORATE BONDS AND NOTES - 87.1%
Adelphia Communications Corp.
 9.875% due 03/01/07                                             500               557
AK Steel Corp.
 10.750% due 04/01/04                                            354               369
 7.875% due 02/15/09                                             500               490
Allied Waste North America
 7.625% due 01/01/06                                             500               509
Arco Chemical Co.
 9.900% due 11/01/00                                             300               308
Bresnan Communications Group, L.L.C.
 8.000% due 02/01/09                                             250               253
Bresnan Communications Group,
 L.L.C. Step Up Bond
  Zero Coupon  due 02/01/09 (a)                                  250               165
Canandaigua Brands, Inc.
 8.500% due 03/01/09                                             750               750
Carmike Cinemas, Inc.
 9.375% due 02/01/09                                             250               253
Chancellor Media Corp.
 9.000% due 10/01/08                                             250               269
 8.000% due 11/01/08                                             250               261
CMS Energy Corp.
 6.750% due 01/15/04                                             250               243
CSC Holdings, Inc.
 9.250% due 11/01/05                                             600               645
D.R. Horton, Inc.
 8.000% due 02/01/09                                             250               248
Echostar DBS Corp.
 9.250% due 02/01/06                                             500               503
Emmis Communications Corp.
 8.125% due 03/15/09                                             500               500
Global Crossings Holdings, Ltd.
 9.625% due 05/15/08                                             500               525
Gulf Canada Resources, Ltd.
 9.250% due 01/15/04                                             100               100
 9.625% due 07/01/05                                             275               281
Hayes Lemmerz International, Inc.
 9.125% due 07/15/07                                             350               369
HS Resources, Inc.
 Series B
 9.250% due 11/15/06                                             500               473
Insight Health Services
 Series B
 9.625% due 06/15/08                                             500               486
Interep National Radio Sales, Inc.
 10.000% due 07/01/08                                            250               261
Intermedia Communications, Inc.
 9.500% due 03/01/09                                             500               495
Iron Mountain, Inc.
 8.750% due 09/30/09                                             450               468
ITC Deltacom, Inc.
 9.750% due 11/15/08                                             500               524
L-3 Communications Corp.
 8.500% due 05/15/08                                             525               547
Lenfest Communications, Inc.
 10.500% due 06/15/06                                            250               295
Mcleodusa, Inc.
 8.125% due 02/15/09                                             750               736
Metromedia Fiber Network
 10.000% due 11/15/08                                            500               523
Niagara Mohawk Power Corp.
 7.375% due 07/01/03                                             500               524
Nortek, Inc.
 8.875% due 08/01/08                                             500               512
Optel, Inc.
 Series B
 11.500% due 07/01/08                                            300               296
Phoenix Color Corp.
 10.375% due 02/01/09                                            500               505

                                                            Semiannual Report  3

SSGA
HIGH YIELD BOND FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                              PRINCIPAL         MARKET
                                                               AMOUNT           VALUE
                                                               (000)             (000)
                                                                 $                 $
                                                             -----------      --------
Psinet, Inc.
 11.500% due 11/01/08                                           500                563
Tenet Healthcare Corp.
  8.125% due 12/01/08                                           250                244
Tokeim Corp.
 11.375% due 08/01/08                                           250                258
Tricon Global Restaurants, Inc.
  7.450% due 05/15/05                                           250                252
Verio, Inc.
 11.250% due 12/01/08                                           500                538
Willis Corroon Corp.
  9.000% due 02/01/09                                           500                499
                                                                              --------
                                                                                16,597
                                                                              --------

YANKEE BONDS - 3.6%
Metronet Communications Corp.
  Step Up Bond
  Zero Coupon due 06/15/08 (a)                                1,000                685
                                                                              --------

TOTAL LONG-TERM INVESTMENTS
(cost $16,908)                                                                  17,282
                                                                              --------

SHORT-TERM INVESTMENTS - 11.6%
AIM Short-Term Investment
 Prime Portfolio Class A (b)                                    949                949
Federated Investors Prime Cash
 Obligations Fund (b)                                           940                940
Money Market Obligations                                        321                321
 Trust (b)                                                                    --------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,210)                                                                    2,210
                                                                              --------

TOTAL INVESTMENTS - 102.3%
(identified cost $19,118)(c)                                                    19,492

OTHER ASSETS AND LIABILITIES,
NET - (2.3%)                                                                      (443)
                                                                              --------
NET ASSETS - 100.0%                                                             19,049
                                                                              ========

(a)  Adjustable or floating rate security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.

4  Semiannual Report

SSGA
HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)     February 28, 1999 (Unaudited)


ASSETS
Investments at market (identified cost $19,118)(Note 2).........    $    19,492
Receivables:
 Dividends and interest.........................................            296
 Investments sold...............................................            262
 Fund shares sold...............................................              2
 From Advisor...................................................              5
Deferred organization expenses (Note 2).........................              4
Prepaid expenses................................................             15
                                                                    -----------

   Total Assets.................................................         20,076

LIABILITIES
Payables:
 Investments purchased..........................................    $       998
 Fund shares redeemed...........................................              1
 Accrued fees to affiliates and trustees (Note 4)...............              3
 Other accrued expenses.........................................             25
                                                                    -----------

   Total Liabilities............................................          1,027
                                                                    -----------

NET ASSETS......................................................    $    19,049
                                                                    ===========


NET ASSETS CONSIST OF:
Undistributed net investment income.............................    $       230
Accumulated net realized gain (loss)............................             65
Unrealized appreciation (depreciation) on investments...........            374
Shares of beneficial interest...................................              2
Additional paid-in capital......................................         18,378
                                                                    -----------

NET ASSETS......................................................    $    19,049
                                                                    ===========

NET ASSET VALUE, offering and redemption price per share:
 ($19,049,317 divided by 1,817,698 shares of $.001 par value
   shares of beneficial interest outstanding)...................    $     10.48
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  5

SSGA
HIGH YIELD BOND FUND

STATEMENT OF OPERATIONS
Amounts in thousands      For the Six Months Ended February 28, 1999 (Unaudited)

INVESTMENT INCOME:
 Interest........................................................   $       587
 Dividends.......................................................            24
                                                                    -----------

   Total Investment Income.......................................           611

EXPENSES (Notes 2 and 4):
 Advisory fees...................................................   $        22
 Administrative fees.............................................             2
 Custodian fees..................................................             4
 Distribution fees...............................................            10
 Transfer agent fees.............................................             8
 Professional fees...............................................             6
 Registration fees...............................................            19
 Shareholder servicing fees......................................             2
 Amortization of deferred organization expenses..................             1
                                                                    -----------

 Expenses before reductions......................................            74
 Expense reductions (Note 4).....................................           (27)
                                                                    -----------

   Expenses, net.................................................            47
                                                                    -----------

Net investment income............................................           564
                                                                    -----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments........................            73
Net change in unrealized appreciation or depreciation of.........           709
investments......................................................   -----------

Net gain (loss) on investments...................................           782
                                                                    -----------

Net increase (decrease) in net assets resulting from operations..   $     1,346
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSGA
HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                         FOR THE SIX           FOR THE
                                                                        MONTHS ENDED           PERIOD
                                                                      FEBRUARY 28, 1999    MAY 5, 1998* TO
                                                                         (UNAUDITED)       AUGUST 31, 1998
                                                                      -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income..............................................  $             564    $           193
 Net realized gain (loss)...........................................                 73                 (7)
 Net change in unrealized appreciation or depreciation..............                709               (335)
                                                                      -----------------    ---------------

   Net increase (decrease) in net assets resulting from
   operations.......................................................              1,346               (149)
                                                                      -----------------    ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income..............................................               (502)               (25)
 Net realized gain on investments...................................                 (1)                --
                                                                      -----------------    ---------------

   Total Distributions to Shareholders..............................               (503)               (25)
                                                                      -----------------    ---------------

FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from Fund share
 transactions (Note 5)..............................................              6,298             12,082
                                                                      -----------------    ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.........................              7,141             11,908

NET ASSETS
 Beginning of period................................................             11,908                 --
                                                                      -----------------    ---------------
 End of period (including undistributed net investment income of
   $230 and $168, respectively).....................................  $          19,049    $        11,908
                                                                      =================    ===============

*   Commencement of operations.

The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSGA
HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                 1999*      1998**
                                                              ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD.......................   $     9.90  $    10.00


INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (a).................................          .37         .18
 Net realized and unrealized gain (loss) on investments....          .58        (.24)
                                                              ----------  ----------

   Total Income From Investment Operations.................          .95        (.06)
                                                              ----------  ----------

DISTRIBUTIONS:
 Net investment income.....................................         (.37)       (.04)
                                                              ----------  ----------

NET ASSET VALUE, END OF PERIOD.............................   $    10.48  $     9.90
                                                              ==========  ==========

TOTAL RETURN (%)(b)........................................         9.86        (.59)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted)..................       19,049      11,908

 Ratios to average net assets (%)(c):
   Operating expenses, net (d).............................          .65         .65
   Operating expenses, gross (d)...........................         1.02        1.66
   Net investment income...................................         7.81        6.38

 Portfolio turnover rate (%)(c)............................       283.58      173.64

*   For the six months ended February 28, 1999 (Unaudited).
**  For the period May 5, 1998 (commencement of operations) to August 31, 1998.
(a) For the period ended February 28, 1999, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for the periods ended February 28, 1999 and August 31, 1998 are annualized.
(d) See Note 4 for current period amounts.


8  Semiannual Report

SSGA
HIGH YIELD BOND FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)
1.   ORGANIZATION
     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA High Yield Bond Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

                                                            Semiannual Report  9

SSGA
HIGH YIELD BOND FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $6,600 incurred from May 5, 1998 to August 31, 1998, and treat it as arising in fiscal year 1999.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1999 are as follows:

                                                                                  NET
                                                                               UNREALIZED
                      FEDERAL TAX        UNREALIZED         UNREALIZED        APPRECIATION
                         COST           APPRECIATION      (DEPRECIATION)     (DEPRECIATION)
                    ----------------  ----------------  ------------------  ----------------
                    $    19,118,749   $        421,322  $         (48,071)  $        373,251


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investment in certain fixed income securities purchased at a discount, in mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-

10  Semiannual Report

SSGA
HIGH YIELD BOND FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

     FORWARD COMMITMENTS/MORTGAGE DOLLAR ROLLS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. For example, the Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund purchases a mortgage security and sells a similar mortgage security before settlement of the purchased mortgage security occurs. The Fund may realize a short-term gain (or loss), based on market movements, upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

3.   SECURITIES TRANSACTIONS
     INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $21,527,599 and $13,595,636, respectively.

     For the period ended February 28, 1999, purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $3,785,777 and $5,860,347, respectively.

     SECURITIES LENDING: Effective December 17, 1998, the Investment Company started its securities lending program. The program allows each Fund to loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 1999, there were no outstanding securities on loan.

                                                           Semiannual Report  11

SSGA
HIGH YIELD BOND FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)
4.   RELATED PARTIES
     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .30% of its average daily net assets. The Adviser has agreed to reimburse the Fund for all expenses in excess of .65% of average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5%for the period May 5, 1998 to December 31, 1998, and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS,
     Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $1,806, $21 and $11 by the Adviser, SSBSI and Commercial Banking. The Fund did not incur any expenses from RIS or Solutions during this period.

12  Semiannual Report

SSGA
HIGH YIELD BOND FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

        Administration fees                $    640
        Custodian fees                          658
        Distribution fees                       442
        Shareholder servicing fees              493
        Transfer agent fees                     540
        Trustees' fees                           49
                                           --------
                                           $  2,822
                                           --------

5.   FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                                FOR THE PERIOD MAY 5, 1998
                                                        FOR THE PERIOD ENDED   (COMMENCEMENT OF OPERATIONS)
                                                         FEBRUARY 28, 1999          TO AUGUST 31, 1998
                                                       ---------------------   ---------------------------
                                                         SHARES     DOLLARS       SHARES         DOLLARS
                                                       ----------  ---------   ----------      -----------
     Proceeds from shares sold......................          685  $   7,002        1,215      $     12,208
     Proceeds from reinvestment of
      distributions.................................            1          4           --                --
     Payments for shares redeemed...................          (70)      (708)         (12)             (126)
                                                       ----------  ---------   ----------      -------------
     Total net increase (decrease)..................          616  $   6,298        1,203      $      12,082
                                                       ==========  =========   ==========      =============

6.   LINE OF CREDIT
     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the Aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the

                                                           Semiannual Report  13

SSGA
HIGH YIELD BOND FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's total assets under the agreement.

7.   DIVIDENDS
     On March 1, 1999, the Board of Trustees declared a dividend of $.1268 from net investment income, payable on March 5, 1999 to shareholders of record on March 2, 1999.


14  Semiannual Report

SSGA HIGH YIELD BOND FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

________________________________________________________________________________

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President, Treasurer and CEO
  Mark E. Swanson, Assistant Secretary, Assistant Treasurer and Principal
    Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Rick J. Chase, Assistant Secretary
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  One Post Office Square
  Boston, Massachusetts 02109

                                                           Semiannual Report  15

                                SSGA (R) FUNDS

                    INTERNATIONAL GROWTH OPPORTUNITIES FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents


                                                                          Page
     Financial Statements...............................................   3

     Financial Highlights...............................................   9

     Notes to Financial Statements......................................  10

     Fund Management and Service Providers..............................  16


"SSgA (R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further details. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                                         MARKET
                                                         NUMBER          VALUE
                                                           OF            (000)
                                                         SHARES            $
                                                         ------         --------
COMMON STOCKS - 99.4%
AUSTRALIA - 2.2%
Telstra Corp., Ltd. NPV (a)                               160,500            819
                                                                        --------
CANADA - 3.1%
Newbridge Networks Corp. (a)                               30,000            729
Royal Bank of Canada                                        8,910            432
                                                                        --------
                                                                           1,161
                                                                        --------
DENMARK - 5.0%
Novo Nordisk AS - ADR                                      12,010            686
Royal Dutch Petroleum Co.                                  14,510            637
Tele Danmark Class B - ADR                                  9,010            543
                                                                        --------
                                                                           1,866
                                                                        --------
FINLAND - 2.7%
Nokia Corp. - ADR                                           7,480          1,014
                                                                        --------
FRANCE - 7.0%
Axa - ADR                                                  14,640            974
Sodexho                                                     4,070            668
Total Co. SA - ADR                                         18,950            978
                                                                        --------
                                                                           2,620
                                                                        --------

GERMANY - 15.1%
Allianz AG (Regd)                                           2,130            647
Bayer AG - ADR                                             16,580            588
DaimlerChrysler AG (a)                                      9,700            911
Mannesmann AG - ADR                                        10,840          1,457
Muenchener Rueckversicherungs-
 Gesellschaft AG                                            1,950            394
Muenchener Rueckversicherungs-
 Gesellschaft AG NPV (a)                                    1,150            230
SAP AG - ADR                                               30,040            961
Volkswagen AG - ADR                                        36,090            473
                                                                        --------
                                                                           5,661
                                                                        --------

IRELAND - 1.8%
Elan Corp. PLC - ADR (a)                                    8,610            660
                                                                        --------
ITALY - 8.4%
Banco di Roma (a)                                         255,630            371
ENI SPA - ADR                                              14,060            830
Instituto Nazionale Delle
 Assicurazioni - ADR                                       26,440            628
Istituto Bancario San Paolo di
 Torino - ADR (a)                                          19,173            665
Unicredito Italiano                                       122,210            644
                                                                        --------
                                                                           3,138
                                                                        --------

JAPAN - 19.9%
Bank of Tokyo
 Mitsubishi, Ltd. - ADR                                    63,540            755
Canon, Inc. - ADR                                          24,580            521
Fuji Bank, Ltd. (The) - ADR                                18,950            746
Fuji Photo Film Co., Ltd. - ADR                            19,920            725
Honda Motor Co., Ltd. - ADR                                11,040            838
Kyocera Corp. - ADR                                        16,560            790
NTT Data Corp.                                                150            866
NTT Mobile Communication
 Network, Inc. (a)                                             11            447
Sony Corp. - ADR                                            9,110            680
Takeda Chemical Industries                                 32,000          1,100
                                                                        --------
                                                                           7,468
                                                                        --------

NETHERLANDS - 6.6%
Koninklijke Ahold NV                                       20,100            773
Koninklijke KPN NV                                         17,000            893
Philips Electronics NV - ADR                                7,995            557
United Pan-Europe Communications
 NV - ADR (a)                                               6,800            256
                                                                        --------
                                                                           2,479
                                                                        --------

                                                            Semiannual Report  3

SSGA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                        MARKET
                                                        NUMBER          VALUE
                                                          OF            (000)
                                                        SHARES            $
                                                        ------         --------
SINGAPORE - 2.0%
Singapore Airlines, Ltd.                                 100,200            739
 (Alien Market)                                                        --------

SPAIN - 5.3%
Endesa SA - ADR                                           35,050            924
Telefonica de Espana SA - ADR                              7,581          1,042
                                                                       --------
                                                                          1,966
                                                                       --------

SWEDEN - 4.1%
Astra AB Class A - ADR                                    28,870            572
Ericsson (LM) Telephone Co.
 Class B - ADR                                            37,420            973
                                                                       --------
                                                                          1,545
                                                                       --------

SWITZERLAND - 1.5%
Roche Holdings AG - ADR                                    4,540            575
                                                                       --------

UNITED KINGDOM - 14.7%
Barclays PLC - ADR                                         7,090            766
BP Amoco PLC - ADR (a)                                     4,070            346
British Telecommunications
 PLC - ADR                                                 2,470            434
Diageo PLC - ADR                                          14,860            672
HSBC Holdings PLC                                         12,780            365
Royal & Sun Alliance Insurance
 Group PLC                                                43,200            365
Smithkline Beecham PLC - ADR                               8,750            622
Standard Chartered Bank Group
 PLC                                                      26,250            343
Unilever PLC - ADR                                        20,980            818
Vodafone Group PLC - ADR                                   4,220            769
                                                                       --------
                                                                          5,500
                                                                       --------

TOTAL COMMON STOCKS
(cost $37,807)                                                           37,211
                                                                       --------

                                                          PRINCIPAL     MARKET
                                                           AMOUNT       VALUE
                                                           (000)        (000)
                                                             $            $
                                                         ----------    --------
SHORT-TERM INVESTMENTS - 1.3%
UNITED STATES - 1.3%
Federated Investors Prime Cash                               511            511
 Obligations Fund (b)                                                  --------

TOTAL SHORT-TERM INVESTMENTS
(cost $511)                                                                 511
                                                                       --------

TOTAL INVESTMENTS - 100.7%
(identified cost $38,318)(c)                                             37,722

OTHER ASSETS AND LIABILITIES,
NET - (0.7%)                                                               (278)
                                                                       --------

NET ASSETS - 100.0%                                                      37,444
                                                                       --------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.

Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting

The accompanying notes are an integral part of the financial statements.

4  Semiannual Report

SSGA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                         MARKET
                                                            % OF         VALUE
                                                            NET          (000)
INDUSTRY DIVERSIFICATION                                   ASSETS          $
------------------------                                  --------      --------
Basic Industries                                             1.6            588
Capital Goods                                                1.5            557
Consumer Basics                                             13.4          5,035
Consumer Durables                                            7.7          2,902
Consumer Non-Durables                                        7.2          2,691
Consumer Services                                            3.7          1,406
Energy                                                       7.5          2,790
Finance                                                     24.1          9,019
General Business                                             5.4          2,004
Miscellaneous                                                7.5          2,809
Technology                                                   9.2          3,453
Utilities                                                   10.6          3,957
Short-Term Investments                                       1.3            511
                                                          --------      --------

Total Investments                                          100.7         37,722
Other Assets and Liabilities, Net                           (0.7)          (278)
                                                          --------      --------
NET ASSETS                                                 100.0         37,444
                                                          ========      ========

                                                                         MARKET
                                                           % OF           VALUE
                                                           NET            (000)
GEOGRAPHIC  DIVERSIFICATION                               ASSETS            $
---------------------------                               ------         ------
Europe                                                      55.7         20,864
Canada                                                       3.1          1,161
Japan                                                       19.9          7,468
Pacific Basin                                                4.2          1,558
UK                                                          16.5          6,160
Short-Term Investments                                       1.3            511
                                                          ------         ------

Total Investments                                          100.7         37,722
Other Assets and Liabilities, Net                           (0.7)          (278)
                                                          ------         ------

NET ASSETS                                                 100.0         37,444
                                                          ======         ======


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  5

SSGA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)     February 28, 1999 (Unaudited)

ASSETS
Investments at market (identified cost $38,318)(Note 2)............   $ 37,722
Foreign currency exchange spot contracts (cost $236)(Note 2).......        236
Receivables:
 Dividends and interest............................................         41
 Fund shares sold..................................................          1
Prepaid expenses...................................................         20
Short-term investments held as collateral for securities loaned,
at market (Note 3).................................................      9,761
                                                                    -----------
   Total Assets....................................................     47,781

LIABILITIES
Payables:
 Investments purchased......................................$   253
 Fund shares redeemed.......................................      9
 Accrued fees to affiliates and trustees (Note 4)...........     44
 Other accrued expenses.....................................     34
Foreign currency exchange spot contracts (cost
$236)(Note 2)...............................................    236
Payable upon return of securities loaned, at market
(Note 3)....................................................  9,761
                                                            -------

   Total Liabilities...............................................    10,337
                                                                     --------

NET ASSETS.........................................................  $ 37,444
                                                                     ========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income.......  $    (40)
Accumulated net realized gain (loss)...............................      (934)
Unrealized appreciation (depreciation) on:
 Investments.......................................................      (596)
 Foreign currency-related transactions.............................        (3)
Shares of beneficial interest......................................         4
Additional paid-in capital.........................................    39,013
                                                                     --------

NET ASSETS.........................................................  $ 37,444
                                                                     ========

NET ASSET VALUE, offering and redemption price per share:
 ($37,443,696 divided by 3,848,743 shares of $.001 par value
   shares of beneficial interest outstanding)......................  $   9.73
                                                                     ========

The accompanying notes are an integral part of the financial statements.

6 Semiannual Report

SSGA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

STATEMENT OF OPERATIONS
Amounts in thousands                             For the Six Months Ended
                                                 February 28, 1999 (Unaudited)


INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $11).................   $    170
 Interest.........................................................          5
                                                                     --------

   Total Investment Income........................................        175

EXPENSES (Notes 2 and 4):
 Advisory fees.........................................   $    105
 Administrative fees...................................          8
 Custodian fees........................................         18
 Distribution fees.....................................         13
 Transfer agent fees...................................          8
 Professional fees.....................................          8
 Registration fees.....................................         23
 Shareholder servicing fees............................          3
                                                           -------

 Expenses before reductions............................        186
 Expense reductions (Note 4)...........................        (32)
                                                           -------

   Expenses, net..................................................        154
                                                                     --------

Net investment income.............................................         21
                                                                     --------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
 Investments...........................................       (901)
 Foreign currency-related transactions.................          3       (898)
                                                           -------
Net change in unrealized appreciation or depreciation of:
 Investments...........................................      4,314
 Foreign currency-related transactions.................         (3)     4,311
                                                           -------   --------

Net gain (loss) on investments.....................................     3,413
                                                                     --------

Net increase (decrease) in net assets resulting from operations....  $  3,434
                                                                     ========

The accompanying notes are an integral part of the financial statements.

                                                             Semiannual Report 7

SSGA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

STATEMENT OF  CHANGES IN NET ASSETS
Amounts in thousands

                                                                   FOR THE SIX           FOR THE
                                                                 MONTHS ENDED            PERIOD
                                                                FEBRUARY 28, 1999    MAY 1, 1998* TO
                                                                  (UNAUDITED)        AUGUST 31, 1998
                                                                -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income.....................................              $     21           $     80
 Net realized gain (loss)..................................                  (898)               (35)
 Net change in unrealized appreciation or depreciation.....                 4,311             (4,910)
                                                                ------------------  -----------------

   Net increase (decrease) in net assets resulting from
    operations.............................................                 3,434             (4,865)
                                                                -------------------  -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income.....................................                  (102)                --
 In excess of net investment income........................                   (40)                --
                                                                ------------------  -----------------

   Total Distributions to Shareholders.....................                  (142)                --
                                                                ------------------  -----------------

FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from Fund share
 transactions (Note 5).....................................                11,186             27,831
                                                                ------------------  -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS................                14,478             22,966

NET ASSETS
 Beginning of period.......................................                22,966                 --
                                                                ------------------  -----------------
 End of period (including accumulated distributions in
 excess of net investment
   income of $40 and undistributed net investment
   income of $81, respectively)............................             $  37,444          $  22,966
                                                                ==================  =================

*  Commencement of operations.

The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSGA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             1999*     1998**
                                                           -------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $  8.42   $  10.00
                                                           -------   --------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (a)...............................      .01        .03
 Net realized and unrealized gain (loss) on investments..     1.35      (1.61)
                                                            ------   --------

   Total Income From Investment Operations...............     1.36      (1.58)
                                                            ------   --------

DISTRIBUTIONS:
 Net investment income...................................     (.05)        --
                                                            ------   --------

NET ASSET VALUE, END OF PERIOD...........................    $9.73      $8.42
                                                            ======   ========

TOTAL RETURN (%)(b)......................................    16.21     (15.80)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted)................   37,444     22,966

 Ratios to average net assets (%)(c):
   Operating expenses, net (d)...........................     1.10       1.10
   Operating expenses, gross (d).........................     1.33       1.66
   Net investment income.................................      .15       1.27

 Portfolio turnover rate (%)(c)..........................    37.71      17.24

*   For the six months ended February 28, 1999 (Unaudited).
**  For the period May 1, 1998 (commencement of operations) to August 31, 1998.
(a) For the period ended February 28, 1999, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for the periods ended February 28, 1999 and August 31, 1998 are annualized.
(d) See Note 4 for current period amounts.

                                                             Semiannual Report 9

SSGA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)

1. ORGANIZATION
   The SSgA Funds (the Investment Company) is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA International Growth Opportunities Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

   The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $35,897 incurred from May 1, 1998 to August 31,1998, and treat it as arising in fiscal year 1999.

10 Semiannual Report

SSGA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1999 are as follows:

                                                                                    NET
                                                                                 UNREALIZED
                           FEDERAL TAX           UNREALIZED     UNREALIZED      APPRECIATION
                               COST             APPRECIATION  (DEPRECIATION)   (DEPRECIATION)
                           -----------          ------------  --------------   --------------
                           $38,318,372               $15,224     $ (611,596)      $ (596,372)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in foreign denominated investments, passive foreign investment companies, foreign currency contracts and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

   FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

                                                            Semiannual Report 11

SSGA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates, from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

   REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

   INVESTMENT IN INTERNATIONAL MARKETS: Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to 12 Semiannual Report

12 Semiannual Report

SSGA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.


3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases and sales of investment securities, excluding short-term investments, aggregated to $16,364,825 and $5,261,805, respectively.

   SECURITIES LENDING: Effective December 17, 1998, the Investment Company started its securities lending program. The program allows each Fund to loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 1999, the value of outstanding securities on loan and the value of collateral amounted to $9,411,775 and $9,761,367, respectively.

4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis. As of February 28, 1999, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the

                                                           Semiannual Report  13

SSGA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

  Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all international funds: $0 up to and including $500 million - .07%, over $500 million to and including $1 billion - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% for the period May 1, 1998 to December 31, 1998, and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

  DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

  The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

  The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175%, to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $3,493, $171, $43, $138, and $45 by the Adviser, SSBSI, RIS Commercial Banking, and Solutions, respectively.

  The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 1999.

14  Semiannual Report

SSGA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

       Advisory fees                   $42,649
       Administration fees                  65
       Custodian fees                      168
       Distribution fees                   259
       Shareholder servicing fees          301
       Transfer agent fees                 266
       Trustees' fees                       50
                                       -------
                                       $43,758
                                       =======

   BENEFICIAL INTEREST: As of February 28, 1999, one shareholder was a record owner of approximately 11% of the total outstanding shares of the Fund.


5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                           FOR THE PERIOD MAY 1, 1998
                              FOR THE PERIOD ENDED        (COMMENCEMENT OF OPERATIONS)
                               FEBRUARY 28, 1999                TO AUGUST 31, 1998
                             ---------------------        -----------------------------
                               SHARES     DOLLARS           SHARES            DOLLARS
                             ---------  ----------        ---------         -----------
   Proceeds from shares
    sold...................      1,229  $   12,190            2,739         $    27,935
   Proceeds from
    reinvestment of
    distributions..........          5          44               --                  --
   Payments for shares
    redeemed...............       (112)     (1,048)             (11)               (104)
                             ---------  ----------        ---------         -----------
   Total net increase
    (decrease).............      1,122  $   11,186            2,728         $    27,831
                             =========  ==========        =========         ===========

6. LINE OF CREDIT
   The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the Aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's total assets under the agreement.

                                                           Semiannual Report  15

SSGA INTERNATIONAL GROWTH OPPORTUNITIES FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 William L. Marshall
 Steven J. Mastrovich
 Patrick J. Riley
 Richard D. Shirk
 Bruce D. Taber
 Henry W. Todd

OFFICERS
 Lynn L. Anderson, President, Treasurer and CEO
 Mark E. Swanson, Assistant Secretary, Assistant Treasurer and Principal
   Accounting Officer
 J. David Griswold, Vice President and Secretary
 Deedra S. Walkey, Assistant Secretary
 Rick J. Chase, Assistant Secretary
 Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
 State Street Bank and Trust Company
 225 Franklin Street
 Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171
 (800) 647-7327

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 One International Place, 27th Floor
 Boston, Massachusetts 02110
 (800) 997-7327

ADMINISTRATOR
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, Washington 98402

LEGAL COUNSEL
 Goodwin, Procter & Hoar LLP
 Exchange Place
 Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 One Post Office Square
 Boston, Massachusetts 02109

16 Semiannual Report

                       SSGA(R) LIFE SOLUTIONS(SM) FUNDS

                            INCOME AND GROWTH FUND
                                BALANCED FUND
                                 GROWTH FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)

                               Table of Contents

                                                                           Page
     Income and Growth Fund Financial Statements..........................  2

       Financial Highlights...............................................  6

     Balanced Fund Financial Statements...................................  8

       Financial Highlights............................................... 12

     Growth Fund  Financial Statements.................................... 14

       Financial Highlights............................................... 18

     Notes to Financial Statements........................................ 19

     Fund Management and Service Providers................................ 27


"SSgA (R)" is a registered trademark and "Life Solutions (SM)" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further details. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA LIFE SOLUTIONS
INCOME AND GROWTH FUND


                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                                            MARKET
                                                                  NUMBER     VALUE
                                                                    OF       (000)
                                                                  SHARES       $
                                                                 ---------  --------
INVESTMENTS
DOMESTIC EQUITIES - 25.3%
SSgA Aggressive Equity Fund (Note 4)...........................     60,402       597
SSgA Matrix Equity Fund........................................    256,042     4,255
SSgA S&P 500 Index Fund........................................     64,676     1,441
SSgA Small Cap Fund............................................     65,315     1,102
                                                                            --------
                                                                               7,395
                                                                            --------

INTERNATIONAL EQUITIES - 9.0%
SSgA Active International Fund.................................    233,949     2,115
SSgA Emerging Markets Fund.....................................     67,957       525
                                                                            --------
                                                                               2,640
                                                                            --------

BONDS - 62.9%
SSgA Bond Market Fund (Note 4).................................  1,474,026    14,681
SSgA Intermediate Fund.........................................    376,770     3,662
                                                                            --------
                                                                              18,343
                                                                            --------

SHORT-TERM ASSETS - 2.8%
SSgA Money Market Fund (a).....................................    812,929       813
                                                                            --------

TOTAL INVESTMENTS - 100.0% (identified cost $29,624)(b)...................    29,191
                                                                            --------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses (Note 2)...................................        24
Receivable from Adviser (Note 4)..........................................         8
Other assets..............................................................       421
Liabilities (Note 4)......................................................      (463)
                                                                            --------

TOTAL OTHER ASSETS AND LIABILITIES, NET - (0.0%)..........................       (10)
                                                                            --------

NET ASSETS - 100.0%.......................................................    29,181
                                                                            ========

2 Semiannual Report

SSGA LIFE SOLUTIONS
INCOME AND GROWTH FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                       MARKET
                                                                        VALUE
                                                                        (000)
                                                                          $
                                                                      --------
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income.........     (200)
Accumulated net realized gain (loss).................................      157
Unrealized appreciation (depreciation) on investments................     (433)
Shares of beneficial interest........................................        2
Additional paid-in capital...........................................   29,655
                                                                       -------

NET ASSETS...........................................................   29,181
                                                                       =======

NET ASSET VALUE, offering and redemption price per share:
 ($29,180,630 divided by 2,318,226 shares of $.001 par value
   shares of beneficial interest outstanding)........................    12.59
                                                                       =======

(a)  At cost, which approximates market.
(b)  See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  3

SSGA LIFE SOLUTIONS
INCOME AND GROWTH FUND

STATEMENT OF OPERATIONS
Amounts in thousands      For the Six Months Ended February 28, 1999 (Unaudited)


INVESTMENT INCOME:
  Income distributions from Underlying Funds.................................      $   631

EXPENSES (Notes 2 and 4):
  Distribution fees................................................    $    3
  Transfer agent fees..............................................        10
  Fund accounting fees.............................................         8
  Professional fees................................................         5
  Registration fees................................................        16
  Shareholder servicing fees.......................................        17
  Amortization of deferred organization expenses...................         2
  Miscellaneous....................................................         6
                                                                       ------

  Expenses before reductions.......................................        67
  Expense reductions (Note 4)......................................        (8)
                                                                       ------

    Expenses, net............................................................           59
                                                                                   -------

Net investment income........................................................          572
                                                                                   -------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments......................................................      (207)
  Capital gain distributions from Underlying Funds.................     1,271        1,064
                                                                       ------

Net change in unrealized appreciation or depreciation of investments.........          300
                                                                                   -------

Net gain (loss) on investments...............................................        1,364
                                                                                   -------

Net increase (decrease) in net assets resulting from operations..............      $ 1,936
                                                                                   =======

The accompanyimg notes are an integral part of the financial statements.

4 Semiannual Report

SSGA LIFE SOLUTIONS
INCOME AND GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                   FOR THE SIX
                                                                                  MONTHS ENDED               FOR THE
                                                                                FEBRUARY 28, 1999       FISCAL YEAR ENDED
                                                                                   (UNAUDITED)           AUGUST 31, 1998
                                                                                -------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income................................................            $      572            $       585
 Net realized gain (loss).............................................                 1,064                    752
 Net change in unrealized appreciation or depreciation................                   300                   (956)
                                                                                  ----------            -----------

   Net increase (decrease) in net assets resulting from
   operations.........................................................                 1,936                    381
                                                                                  ----------            -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income................................................                  (986)                  (483)
 In excess of net investment income...................................                  (200)                    --
 Net realized gain on investments.....................................                  (982)                  (376)
                                                                                  ----------            -----------

   Total Distributions to Shareholders................................                (2,168)                  (859)
                                                                                  ----------            -----------

FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from Fund share
 transactions (Note 5)................................................                 5,642                 10,270
                                                                                  ----------            -----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS...........................                 5,410                  9,792

NET ASSETS
 Beginning of period..................................................                23,771                 13,979
                                                                                  ----------            -----------
 End of period (including accumulated distributions in excess of net investment income of $200 and undistributed net
   investment income of $414, respectively)...........................            $   29,181            $    23,771
                                                                                  ==========            ===========


The accompanying notes are an integral part of the financial statements.

                                                             Semiannual Report 5

SSGA LIFE SOLUTIONS
INCOME AND GROWTH FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             YEARS ENDED AUGUST 31,
                                                             -------------------------
                                                       1999*      1998        1997**
                                                      ------     -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD...............   $12.65      $12.93       $12.68
                                                      ------      ------       ------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (a).........................      .27         .46           --
 Net realized and unrealized gain (loss) on
   investments.....................................      .78        (.01)         .25
                                                      ------      ------       ------

   Total Income From Investment Operations.........     1.05         .45          .25
                                                      ------      ------       ------

DISTRIBUTIONS:
 Net investment income.............................     (.61)       (.41)          --
 Net realized gain on investments..................     (.50)       (.32)          --
                                                      ------      ------       ------

   Total Distributions.............................    (1.11)       (.73)          --
                                                      ------      ------       ------

NET ASSET VALUE, END OF PERIOD.....................   $12.59      $12.65       $12.93
                                                      ======      ======      =======


TOTAL RETURN (%)(b)................................     8.34        3.53         1.97

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted)..........   29,181      23,771       13,979

 Ratios to average net assets (%)(c):
   Operating expenses, net (d).....................      .45         .45          .35
   Operating expenses, gross (d)...................      .51         .72         1.14
   Net investment income...........................     4.35        3.00          .16

 Portfolio turnover rate (%)(c)....................    55.17       93.28       106.68


*    For the six months ended February 28, 1999 (Unaudited).
**   For the period July 1, 1997 (commencement of operations) to August 31,
     1997.
(a) For the periods ended February 28, 1999 and August 31, 1998, average month-end shares outstanding were used for these calculations.
(b)  Periods less than one year are not annualized.
(c) The ratios for the periods ended February 28, 1999 and August 31, 1997 are annualized.
(d)  See Note 4 for current period amounts.


6 Semiannual Report

SSGA LIFE SOLUTIONS
BALANCED FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                          --------     --------
INVESTMENTS
DOMESTIC EQUITIES - 40.3%
SSgA Aggressive Equity Fund (Note 4)..............           312,301      3,086
SSgA Matrix Equity Fund...........................         1,435,634     23,860
SSgA S&P 500 Index Fund...........................           358,503      7,987
SSgA Small Cap Fund...............................           360,172      6,076
                                                                      ---------
                                                                         41,009
                                                                      ---------

INTERNATIONAL EQUITIES - 14.1%
SSgA Active International Fund (Note 4)...........         1,274,946     11,526
SSgA Emerging Markets Fund........................           364,206      2,812
                                                                      ---------
                                                                         14,338
                                                                      ---------

BONDS - 42.8%
SSgA Bond Market Fund (Note 4)....................         3,498,136     34,841
SSgA Intermediate Fund (Note 4)...................           895,384      8,703
                                                                      ---------
                                                                         43,544
                                                                      ---------

SHORT-TERM ASSETS - 2.8%
SSgA Money Market Fund (a)........................         2,863,353      2,863
                                                                      ---------

TOTAL INVESTMENTS - 100.0%
(identified cost $103,156)(b).....................                      101,754
                                                                      ---------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses (Note 2)...........                           24
Other assets......................................                          188
Liabilities (Note 4)..............................                         (306)
                                                                      ---------

TOTAL OTHER ASSETS AND LIABILITIES, NET - (0.0%)..                          (94)
                                                                      ---------

NET ASSETS - 100.0%...............................                      101,660
                                                                      =========


8 Semiannual Report

SSGA LIFE SOLUTIONS
BALANCED FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                       MARKET
                                                                       VALUE
                                                                       (000)
                                                                         $
                                                                     ----------
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment                    (1,185)
income...................................................
Accumulated net realized gain (loss).....................                    25
Unrealized appreciation (depreciation) on investments....                (1,402)
Shares of beneficial interest............................                     8
Additional paid-in capital...............................               104,214
                                                                     ----------

NET ASSETS...............................................               101,660
                                                                     ==========

NET ASSET VALUE, offering and redemption price per share:
 ($101,659,643 divided by 7,734,103 shares of $.001 par
value shares of beneficial interest outstanding).........                 13.14
                                                                     ==========

(a)  At cost, which approximates market.
(b)  See Note 2 for federal income tax information.




The accompanying notes are an integral part of the financial statements.

                                                             9 Semiannual Report

SSGA LIFE SOLUTIONS
BALANCED FUND

STATEMENT OF OPERATIONS
Amounts in thousands            For the Six Months February 28, 1999 (Unaudited)

INVESTMENT INCOME:
  Income distributions from Underlying Funds...................... $   2,052


EXPENSES (Notes 2 and 4):
  Distribution fees....................................  $      10
  Transfer agent fees..................................         13
  Fund accounting fees.................................          8
  Professional fees....................................          6
  Registration fees....................................         19
  Shareholder servicing fees...........................         63
  Amortization of defeered organization expenses.......          2
  Miscellaneous........................................         11
                                                         ---------

     Total Expenses...............................................       132
                                                                   ---------
Net investment income.............................................     1,920
                                                                   ---------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments..........................................     (1,406)
  Capital gain distributions from Underlying Funds.....      6,414     5,008
                                                         ---------

Net change in unrealized appreciation or
  depreciation of investments..........................                4,020
                                                                   ---------
Net gain (loss) on investments.........................                9,028
                                                                   ---------

Net increase (decrease) in net assets resulting from
  operations...........................................            $  10,948
                                                                   =========


The accompanying notes are an integral part of the financial statements. 10 Semiannual Report

SSGA LIFE SOLUTIONS
BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                          FOR THE SIX           FOR THE
                                                                                          MONTHS ENDED        FISCAL YEAR
                                                                                       FEBRUARY 28, 1999         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1998
                                                                                      -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income..............................................................     $        1,920        $       1,684

  Net realized gain (loss)...........................................................              5,008                3,827

  Net change in unrealized appreciation or depreciation..............................              4,020               (6,414)
                                                                                          --------------        -------------

     Net increase (decrease) in net assets resulting from operations.................             10,948                 (903)
                                                                                          --------------        -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income..............................................................             (3,126)              (2,063)
  In excess of net investment income.................................................             (1,185)                  --
  Net realized gain on investments...................................................             (5,336)              (1,900)
                                                                                          --------------        -------------

    Total Distributions to Shareholders..............................................             (9,647)              (3,963)
                                                                                          --------------        -------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 5)........              9,555               48,667
                                                                                          --------------        -------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........................................             10,856               43,801

NET ASSETS
  Beginning of period................................................................             90,804               47,003
                                                                                          --------------        -------------
  End of period (including accumulated distributions in excess of net investment income of $1,185 and undistributed net investment
     income of $1,206, respectively).................................................         $  101,660        $      90,804
                                                                                          ==============        =============

The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report 11

SSGA LIFE SOLUTIONS
BALANCED FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                       YEARS ENDED AUGUST 31,
                                                                                     -------------------------
                                                                          1999*         1998         1997**
                                                                        ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................  $    12.95   $    13.98   $     13.69
                                                                        ----------   ----------   -----------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (a)...................
 Net realized and unrealized gain (loss) on...........................         .26          .50            --
   investments........................................................        1.30         (.45)          .29
                                                                        ----------   ----------   -----------
   Total Income From Investment Operations............................        1.56          .05           .29
                                                                        ----------   ----------   -----------

DISTRIBUTIONS:
 Net investment income................................................        (.61)        (.56)           --
 Net realized gain on investments.....................................        (.76)        (.52)           --
                                                                        ----------   ----------   -----------

   Total Distributions................................................       (1.37)       (1.08)           --
                                                                        ----------   ----------   -----------

NET ASSET VALUE, END OF PERIOD........................................  $    13.14   $    12.95   $     13.98
                                                                        ==========   ==========   ===========

TOTAL RETURN (%)(b)...................................................       12.25          .33          2.12

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted).............................     101,660       90,804        47,003

 Ratios to average net assets (%)(c):
   Operating expenses, net (d)........................................         .27          .36           .35
   Operating expenses, gross (d)......................................         .27          .36           .49
   Net investment income..............................................        3.97         2.07           .07

 Portfolio turnover rate (%)(c).......................................       53.11       101.40         51.61

*    For the six months ended February 28, 1999 (Unaudited).
**   For the period July 1, 1997 (commencement of operations) to August 31,
     1997.
(a) For the periods ended February 28, 1999 and August 31, 1998, average month-end shares outstanding were used for these calculations.
(b)  Periods less than one year are not annualized.
(c) The ratios for the periods ended February 28, 1999 and August 31, 1997 are annualized.
(d)  See Note 4 for current period amounts.


12  Semiannual Report

SSGA LIFE SOLUTIONS
GROWTH FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                                                           MARKET
                                                                        NUMBER             VALUE
                                                                          OF               (000)
                                                                        SHARES               $
                                                                        --------          --------
INVESTMENTS
DOMESTIC EQUITIES - 55.4%
SSgA Aggressive Equity Fund (Note 4).............................           266,084          2,629
SSgA Matrix Equity Fund..........................................         1,266,493         21,048
SSgA S&P 500 Index Fund..........................................           316,963          7,062
SSgA Small Cap Fund..............................................           317,283          5,353
                                                                                          --------
                                                                                            36,092
                                                                                          --------

INTERNATIONAL EQUITIES - 19.1%
SSgA Active International Fund (Note 4)..........................         1,105,002          9,989
SSgA Emerging Markets Fund.......................................           315,887          2,439
                                                                                          --------
                                                                                            12,428
                                                                                          --------

BONDS - 22.8%
SSgA Bond Market Fund (Note 4)...................................         1,195,278         11,905
SSgA Intermediate Fund...........................................           307,232          2,986
                                                                                          --------
                                                                                            14,891
                                                                                          --------

SHORT-TERM ASSETS - 2.8%
SSgA Money Market Fund (a).......................................         1,856,805          1,857
                                                                                          --------

TOTAL INVESTMENTS - 100.1% (identified cost $67,656)(b)..........                           65,268
                                                                                          --------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses (Note 2)..........................                               24
Other assets.....................................................                               99
Liabilities (Note 4).............................................                             (214)
                                                                                          --------

TOTAL OTHER ASSETS AND LIABILITIES, NET - (0.1%).................                              (91)
                                                                                          --------

NET ASSETS - 100.0% .............................................                           65,177
                                                                                          ========


14 Semiannual Report

SSGA LIFE SOLUTIONS
GROWTH FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1999 (Unaudited)

                                                                                             MARKET
                                                                                             VALUE
                                                                                             (000)
                                                                                               $
                                                                                            --------
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income.............................       (950)
Accumulated net realized gain (loss).....................................................        434
Unrealized appreciation (depreciation) on investments....................................     (2,388)
Shares of beneficial interest............................................................          5
Additional paid-in capital...............................................................     68,076
                                                                                              ------

NET ASSETS...............................................................................     65,177
                                                                                              ======
NET ASSET VALUE, offering and redemption price per share:
 ($65,176,932 divided by 4,783,808 shares of $.001 par value
   shares of beneficial interest outstanding)............................................      13.62
                                                                                              ======


(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.


                                                            Semiannual Report 15

SSGA LIFE SOLUTIONS
GROWTH FUND

STATEMENT OF OPERATIONS
Amounts in thousands      For the Six Months Ended February 28, 1999 (Unaudited)

INVESTMENT INCOME:
  Income distributions from Underlying Funds......................................................  $   1,028

EXPENSES (Notes 2 and 4):
  Distribution fees...................................................................... $      6
  Transfer agent fees....................................................................       16
  Fund accounting fees...................................................................       12
  Professional fees......................................................................        6
  Registration fees......................................................................       19
  Shareholder servicing fees.............................................................       39
  Amortization of deferred organization expenses.........................................        2
  Miscellaneous..........................................................................       16
                                                                                          --------

     Total Expenses...............................................................................        116
                                                                                                    ---------

Net investment income.............................................................................        912
                                                                                                    ---------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments............................................................................     (552)
  Capital gain distributions from Underlying Funds.......................................    4,854      4,302
                                                                                          --------
Net change in unrealized appreciation or depreciation of investments..............................      3,517

Net gain (loss) on investments....................................................................      7,819
                                                                                                    ---------

Net increase (decrease) in net assets resulting from operations...................................  $   8,731
                                                                                                    =========


The accompanying notes are an integral part of the financial statements.

16 Semiannual Report

SSGA LIFE SOLUTIONS
GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                        FOR THE SIX             FOR THE
                                                                                        MONTHS ENDED          FISCAL YEAR
                                                                                      FEBRUARY 28, 1999          ENDED
                                                                                         (UNAUDITED)        AUGUST 31, 1998
                                                                                      -----------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income.............................................................    $        912          $        818
  Net realized gain (loss)..........................................................           4,302                 3,992
  Net change in unrealized appreciation or depreciation.............................           3,517                (6,889)
                                                                                        ------------          ------------

     Net increase (decrease) in net assets resulting from operations................           8,731                (2,079)
                                                                                        ------------          ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income.............................................................          (1,390)                 (825)
  In excess of net investment income................................................            (950)               (1,350)
  Net realized gain on investments..................................................          (3,927)               (2,112)
                                                                                        ------------          ------------

     Total Distributions to Shareholders............................................          (6,267)               (4,287)
                                                                                        ------------          ------------
FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 5).......           9,281                16,195
                                                                                        ------------          ------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ........................................          11,745                 9,829

NET ASSETS
  Beginning of period...............................................................          53,432                43,603
                                                                                        ------------          ------------
  End of period (including accumulated distributions in excess of net investment income of $950 and undistributed net investment
     income of $478, respectively)..................................................    $     65,177          $     53,432
                                                                                        ============          ============

The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report 17

SSGA LIFE SOLUTIONS
GROWTH FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                      YEARS ENDED AUGUST 31,
                                                                                    -------------------------
                                                                           1999*       1998          1997**
                                                                         --------   -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD...................................  $  13.02   $     14.79   $     14.44
                                                                         --------   -----------   -----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (a)............................................       .20           .38            --
  Net realized and unrealized gain (loss) on investments...............      1.87          (.75)          .35
                                                                         --------   -----------   -----------
     Total Income From Investment Operations...........................      2.07          (.37)          .35
                                                                         --------   -----------   -----------
DISTRIBUTIONS:
  Net investment income................................................      (.55)         (.71)           --
  Net realized gain on investments.....................................      (.92)         (.69)           --
                                                                         --------   -----------   -----------

     Total Distributions...............................................     (1.47)        (1.40)           --
                                                                         --------   -----------   -----------

NET ASSET VALUE, END OF PERIOD.........................................  $  13.62   $     13.02   $     14.79
                                                                         ========   ===========   ===========

TOTAL RETURN (%)(b)....................................................     16.19         (2.68)         2.42

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted).............................    65,177        53,432        43,603

  Ratios to average net assets (%)(c):
     Operating expenses, net (d).......................................       .38           .41           .35
     Operating expenses, gross (d).....................................       .38           .41           .54
     Net investment income.............................................      3.03          1.52           .09

  Portfolio turnover rate (%)(c).......................................     45.20         67.66         39.49

*    For the six months ended February 28, 1999 (Unaudited).
**   For the period July 1, 1997 (commencement of operations) to August 31,
     1997.
(a) For the periods ended February 28, 1999 and August 31, 1998, average month-end shares outstanding were used for these calculations.
(b)  Periods less than one year are not annualized.
(c) The ratios for the periods ended February 28, 1999 and August 31, 1997 are annualized.
(d)  See Note 4 for current period amounts.

18  Semiannual Report

SSGA LIFE SOLUTIONS FUNDS
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President, Treasurer and CEO
  Mark E. Swanson, Assistant Secretary, Assistant Treasurer and Principal
       Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Rick J. Chase, Assistant Secretary
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327


DISTRIBUTOR
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  One Post Office Square
  Boston, Massachusetts 02109

                                                            Semiannual Report 27

                                 SSGA(R) FUNDS

                               MONEY MARKET FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents

                                                                           Page
     Statements Financial ................................................   3

     Financial Highlights.................................................  12

     Notes to Financial Statements........................................  13

     Fund Management and Service Providers................................  17


"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
MONEY MARKET FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)


                                                                      PRINCIPAL
                                                                       AMOUNT                       DATE            VALUE
                                                                        (000)          RATE          OF             (000)
                                                                          $             %         MATURITY            $
                                                                      ---------       ------      ---------       -------
CORPORATE BONDS AND NOTES - 18.8%
Abbey National Treasury Services PLC (a)..........................      25,000         4.785       07/26/99        24,991
Bank One Corp (a).................................................      25,000         4.875       07/15/99        24,997
Comerica Bank (a).................................................      25,000         5.108       06/10/99        24,995
Comerica Bank (a).................................................      45,000         4.856       03/07/00        44,978
Deutsche Bank AG (a)..............................................      50,000         4.810       08/16/99        49,984
First Union National Bank (a).....................................      85,000         5.030       11/17/99        85,000
First Union National Bank.........................................      60,000         5.300       03/01/00        60,000
First Union National Bank (a).....................................      75,000         4.908       03/10/00        75,000
Fleet National Bank (a)...........................................      25,000         4.973       11/04/99        24,992
General Electric Capital Corp. (MTN)(a)...........................      25,000         4.860       05/04/99        25,000
General Electric Capital Corp. (MTN)(a)...........................      25,000         5.188       09/09/99        25,000
IBM Credit Corp. (MTN)(a).........................................      25,000         4.890       07/06/99        24,992
IBM Credit Corp. (MTN)(a).........................................      50,000         4.935       10/21/99        49,983
IBM Credit Corp. (MTN)(a).........................................      20,000         4.936       10/22/99        19,993
JP Morgan & Co. (a)...............................................      50,000         4.965       04/05/99        49,999
JP Morgan & Co. (MTN)(a)..........................................      30,000         4.825       07/07/99        29,993
Key Bank N.A. (a).................................................      75,000         5.000       10/21/99        75,000
Merrill Lynch & Co. (MTN)(a)......................................      50,000         4.990       04/06/99        50,000
Merrill Lynch & Co. (MTN)(a)......................................      25,000         4.920       08/13/99        24,999
Morgan Stanley Dean Witter (a)....................................     200,000         4.900       03/01/99       200,000
National City Bank, Indiana (a)...................................      25,000         4.825       03/08/99        25,000
National City Bank, Kentucky (a)..................................      25,000         4.825       03/08/99        25,000
Nationsbank N.A...................................................      75,000         5.000       01/05/00        74,988
Norwest Corp......................................................     110,000         4.900       10/06/99       109,975
PepsiCo (a).......................................................      50,000         4.810       08/19/99        49,974
PNC Bank, Pittsburgh (a)..........................................      25,000         4.809       07/02/99        24,993
PNC Bank, Pittsburgh (a)..........................................      40,000         4.810       08/16/99        39,986
PNC Bank, Pittsburgh (a)..........................................      50,000         4.869       01/31/00        49,982
STEERS-A37 (a)....................................................      46,326         4.936       11/10/25        46,327
Trust Investment Enhanced Return Securities (a)...................      50,000         4.965       03/10/15        49,954
US Bancorp (a)....................................................      24,000         4.925       10/07/99        23,996
Westpac Banking...................................................      50,000         5.010       02/04/00        49,982
Xerox Credit......................................................      40,000         5.113       03/21/00        39,957
                                                                                                               ==========

TOTAL CORPORATE BONDS AND NOTES (cost $1,600,010)..........................................................     1,600,010
                                                                                                               ----------

                                                             Semiannual Report 3

SSGA
MONEY MARKET FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                                      PRINCIPAL
                                                                       AMOUNT                       DATE           VALUE
                                                                        (000)          RATE          OF            (000)
                                                                          $             %         MATURITY           $
                                                                      ---------       ------      ---------       ------
DOMESTIC CERTIFICATES OF DEPOSIT - 1.5%
First Tennessee Bank NA............................................      50,000       4.900         04/19/99      50,000
Fleet National Bank................................................      30,000       4.940         07/15/99      30,000
Fleet National Bank (a)............................................      25,000       5.001         10/22/99      25,000
Nationsbank NA.....................................................      25,000       5.120         04/19/99      25,000
                                                                                                                --------

TOTAL DOMESTIC CERTIFICATES OF DEPOSIT (cost $130,000).......................................................    130,000
                                                                                                                --------

EURODOLLAR CERTIFICATES OF DEPOSITS - 6.0%
Abbey National PLC.................................................      45,000       5.050         11/12/99      45,000
Bank of Nova Scotia................................................      35,000       4.950         03/08/99      35,000
Bank of Scotland...................................................      50,000       5.170         03/09/99      50,000
Bank of Scotland...................................................      85,000       5.190         03/31/99      85,017
Bank of Scotland...................................................      30,000       4.930         04/12/99      30,000
Barclays Bank PLC..................................................      50,000       4.950         03/08/99      50,000
Barclays Bank PLC..................................................      25,000       5.040         01/12/00      25,000
Dresdner Bank......................................................      70,000       4.910         04/12/99      69,999
National Bank of Australia.........................................      20,000       5.000         05/24/99      20,000
Svenska Handelsbanken..............................................      25,000       4.960         04/07/99      25,000
Toronto Dominion...................................................      75,000       4.870         04/21/99      75,001
                                                                                                                --------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (cost $510,017).....................................................    510,017
                                                                                                                --------

EURODOLLAR TIME DEPOSITS - 6.2%
Bayerische Vereinsbank Hypo........................................     200,000       4.875         03/01/99     200,000
UBS AG.............................................................     322,417       4.875         03/01/99     322,417
                                                                                                                --------

TOTAL EURODOLLAR TIME DEPOSITS (cost $522,417)...............................................................    522,417
                                                                                                                --------

FOREIGN COMMERCIAL PAPER - 10.2%
Abbey National PLC.................................................      40,000       4.860         08/25/99      39,044
ABN AMRO Bank......................................................      50,000       4.935         04/09/99      49,733
ANZ Delware........................................................     100,000       5.035         03/10/99      99,874
ANZ Delware........................................................      75,000       4.840         04/08/99      74,617
ANZ Delware........................................................      75,000       4.860         04/13/99      74,565
ANZ Delware........................................................      25,000       4.820         05/12/99      24,759
ANZ Delware........................................................      30,000       4.820         05/17/99      29,691
Caisse Des Depots..................................................     150,000       4.870         03/01/99     150,000
Commonwealth Bank of Australia.....................................      25,000       4.885         09/03/99      24,369

4 Semiannual Report

SSGA
MONEY MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                      Principal
                                                                       Amount            Date        Value
                                                                       (000)   Rate       of         (000)
                                                                         $      %      Maturity        $
                                                                     -------- -----    --------    -------
Commonwealth Bank of Australia...................................      75,000  5.035   03/11/99     74,895
Den Denske Corp..................................................      70,000  4.830   04/12/99     69,606
Den Denske Corp..................................................      60,000  4.810   04/22/99     59,583
Den Denske Corp..................................................      20,000  4.885   09/01/99     19,500
Westpac Capital Corp.............................................      75,000  5.050   03/08/99     74,926
                                                                                                   -------

                                                                                                   865,162
TOTAL FOREIGN COMMERCIAL PAPER (cost $865,162)..................................................   -------

DOMESTIC COMMERCIAL PAPER -
27.3%
Asset Securitization Cooperative Corp............................      15,000  5.080   03/10/99     14,981
Asset Securitization Cooperative Corp............................      45,000  4.870   03/25/99     44,854
Asset Securitization Cooperative Corp............................      70,000  4.810   03/26/99     69,766
Asset Securitization Cooperative Corp............................      26,500  4.840   03/29/99     26,400
AT&T.............................................................     100,000  4.850   03/30/99     99,609
Bank of New York.................................................      30,000  4.830   04/09/99     29,843
Delaware Funding Corp............................................      40,000  4.830   03/09/99     39,957
Delaware Funding Corp............................................      42,161  4.870   03/16/99     42,075
Delaware Funding Corp............................................      35,000  4.820   04/09/99     34,817
du Pont (E.I.) de Nemours & Co...................................      75,000  4.810   05/13/99     74,268
Falcon Asset Securitization......................................      35,000  5.150   03/05/99     34,980
Falcon Asset Securitization......................................      26,135  4.860   03/11/99     26,100
Falcon Asset Securitization......................................      57,410  4.840   04/12/99     57,086
Falcon Asset Securitization......................................      45,000  4.890   04/20/99     44,694
First Tennessee Bank NA..........................................      50,000  4.950   03/08/99     50,000
General Electric Capital Corp....................................      75,000  4.900   03/01/99     75,000
General Electric Capital Corp....................................      30,000  4.940   03/17/99     29,934
General Electric Capital Corp....................................      20,000  4.810   04/12/99     19,888
General Electric Capital Corp....................................      50,000  5.000   04/28/99     49,597
General Electric Capital Corp....................................      30,000  4.800   05/06/99     29,736
General Electric Capital Corp....................................      50,000  4.860   05/11/99     49,521
General Electric Capital Corp....................................      50,000  4.830   05/21/99     49,457
General Electric Capital Corp....................................      50,000  4.860   05/28/99     49,406
Gillette Co......................................................     130,000  4.850   03/01/99    130,000
Goldman Sachs Group L.P..........................................     300,000  4.900   03/01/99    300,000
JP Morgan & Co...................................................      80,000  4.860   03/09/99     79,914
KFW International, Inc...........................................      30,000  5.100   03/12/99     29,953
Old Line Funding Corp............................................      40,000  4.870   03/03/99     39,989
Old Line Funding Corp............................................      25,000  4.855   03/04/99     24,990
Old Line Funding Corp............................................      26,559  4.855   03/05/99     26,545

                                                             Semiannual Report 5

SSGA
MONEY MARKET FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                               PRINCIPAL
                                                                                AMOUNT                DATE             VALUE
                                                                                (000)    RATE          OF              (000)
                                                                                  $        %        MATURITY             $
                                                                              ---------  -----      ---------      ---------
Old Line Funding Corp....................................................      20,000    4.860      03/05/99          19,989
Old Line Funding Corp....................................................      25,000    4.870      04/07/99          24,875
Old Line Funding Corp....................................................      38,020    4.850      04/08/99          37,825
Old Line Funding Corp....................................................      50,000    4.880      04/08/99          49,742
Old Line Funding Corp....................................................      13,979    4.880      05/26/99          13,816
Preferred Receivables Funding Corp.......................................      20,325    4.850      03/01/99          20,325
Preferred Receivables Funding Corp.......................................      20,300    4.850      03/19/99          20,251
Preferred Receivables Funding Corp.......................................      76,185    4.850      03/25/99          75,939
Preferred Receivables Funding Corp.......................................      61,500    4.860      04/14/99          61,135
Preferred Receivables Funding Corp.......................................      20,000    4.890      04/16/99          19,875
Preferred Receivables Funding Corp.......................................      27,050    4.810      04/19/99          26,873
Preferred Receivables Funding Corp.......................................      15,000    4.870      04/26/99          14,886
Thunder Bay Funding Corp.................................................      22,573    4.850      03/11/99          22,543
Thunder Bay Funding Corp.................................................      50,000    4.880      04/09/99          49,736
Thunder Bay Funding Corp.................................................      20,188    4.900      04/16/99          20,062
Thunder Bay Funding Corp.................................................      39,614    4.850      05/06/99          39,262
Thunder Bay Funding Corp.................................................      53,001    4.840      05/13/99          52,481
Walt Disney Corp.........................................................      33,000    4.920      03/26/99          32,887
Wells Fargo & Company....................................................      40,000    4.860      06/02/99          39,498
                                                                                                                   ---------

TOTAL DOMESTIC COMMERCIAL PAPER (cost $2,315,360)........................                                          2,315,360
                                                                                                                   ---------
TIME DEPOSITS - 10.2%
Marshal Ilsley...........................................................     200,000    4.875      03/01/99         200,000
National City Bank.......................................................     200,000    4.875      03/01/99         200,000
Republic National Bank of New York.......................................     170,000    4.875      03/01/99         170,000
Sun Trust................................................................     300,000    4.875      03/01/99         300,000
                                                                                                                   ---------

TOTAL TIME DEPOSITS (cost $870,000)......................................                                            870,000
                                                                                                                   ---------

UNITED STATES GOVERNMENT
AGENCIES - 1.6%
Federal Home Loan Bank (a)...............................................      50,000    4.755      09/08/99          49,986
Federal Home Loan Bank (a)...............................................      25,000    4.890      11/10/99          24,990
Federal Home Loan Bank...................................................      57,000    4.900      01/14/00          56,990
                                                                                                                   ---------

TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $131,966)..................                                            131,966
                                                                                                                   ---------

6 Semiannual Report

SSGA
MONEY MARKET FUND

                                                  STATEMENT OF NET ASSETS, CONTINUED
                                                       February 28, 1999 (Unaudited)

                                                                                AMOUNT                DATE         VALUE
                                                                                (000)    RATE          OF          (000)
                                                                                  $       %         MATURITY         $
                                                                              ---------  -----      ---------   ---------
YANKEE CERTIFICATES OF DEPOSIT - 16.0%
Abbey National PLC (MTN)...................................................    55,000    5.075      01/13/00      54,988
Bank of Nova Scotia........................................................    30,000    4.970      03/08/99      30,000
Bank of Nova Scotia........................................................    20,000    5.070      04/06/99      20,000
Bank of Nova Scotia........................................................    25,000    5.055      11/12/99      24,995
Bank of Nova Scotia........................................................    25,000    5.000      01/06/00      24,993
Bank of Scotland...........................................................    35,000    5.080      04/01/99      35,001
Bank of Scotland (a).......................................................    50,000    4.819      08/31/99      49,983
Barclays Bank PLC (a)......................................................    50,000    4.798      06/01/99      49,991
Barclays Bank PLC (a)......................................................    40,000    4.804      06/02/99      39,992
Barclays Bank PLC..........................................................    40,000    5.230      03/01/00      39,973
Bayerische Landesbank (a)..................................................    70,000    4.798      05/10/99      69,989
Bayerische Landesbank (a)..................................................   100,000    4.804      06/29/99      99,974
Canadian Imperial Bank.....................................................    75,000    4.940      03/30/99      75,000
Canadian Imperial Bank.....................................................    20,000    5.120      04/06/99      20,000
Canadian Imperial Bank.....................................................    70,000    4.850      04/26/99      70,000
Canadian Imperial Bank.....................................................    50,000    5.025      01/27/00      49,985
Canadian Imperial Bank.....................................................    40,000    5.110      02/22/00      39,989
Canadian Imperial Bank.....................................................    25,000    5.120      02/23/00      24,991
Dresdner Bank AG...........................................................    50,000    4.850      04/26/99      50,000
National Bank of Canada....................................................    25,000    5.220      03/03/99      25,000
National Bank of Canada....................................................    25,000    5.210      03/05/99      25,000
National Westminster Bank PLC..............................................    50,000    4.980      01/07/00      49,984
Royal Bank of Canada.......................................................    25,000    5.600      08/23/99      25,071
Svenska Handelsbanken......................................................    19,000    5.210      02/25/99      18,992
Svenska Handelsbanken (a)..................................................    50,000    4.818      06/01/99      49,990
Svenska Handelsbanken......................................................    40,000    5.065      02/08/00      39,987
Svenska Handelsbanken......................................................    15,000    5.055      02/10/00      14,995
Svenska Handelsbanken......................................................    25,000    5.285      03/01/00      24,986
Toronto Dominion...........................................................    35,000    4.980      01/07/00      34,988
Toronto Dominion...........................................................    20,000    5.150      02/28/00      19,992
Wachovia Bank NA (a).......................................................    35,000    4.926      10/25/99      34,995
Westpac Banking............................................................    75,000    5.125      03/18/99      75,006
Westpac Banking (MTN)......................................................    50,000    5.610      08/17/99      50,137
                                                                                                                ---------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $1,358,967)......................................................... 1,358,967
                                                                                                                ---------

                                                             Semiannual Report 7

SSGA
MONEY MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                       AMOUNT                DATE          VALUE
                                                                       (000)    RATE          OF           (000)
                                                                         $       %          MATURITY         $
                                                                    ---------  -----       ---------     ---------
UNITED STATES GOVERNMENT TREASURIES - 2.9%
United States Treasury Bills.....................................     250.000   4.740       03/01/99       248,288
                                                                                                         ---------

TOTAL UNITED STATES GOVERNMENT TREASURIES (cost $248,288)...........................................       248,288
                                                                                                         ---------

TOTAL INVESTMENTS - 100.7% (amortized cost $8,552,187)..............................................     8,552,187
                                                                                                         ---------
REPURCHASE AGREEMENT - 3.8%
Agreement with Merrill Lynch of $325,000
 acquired February 26, 1999 at 4.800% to be repurchased at
 $326,135 on March 1, 1999, collateralized by:
   Various United States
   Treasury Notes,
4.750% to 6.000%, due 12/14/01 to 10/15/08..........................................................       325,000
                                                                                                         ---------

TOTAL REPURCHASE AGREEMENT (identified cost $325,000)...............................................       325,000
                                                                                                         ---------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENT - 104.5% (cost $8,877,187)(b)............................     8,877,187

OTHER ASSETS AND LIABILITIES, NET - (4.5%)..........................................................      (384,193)
                                                                                                         ---------

NET ASSETS - 100.0%.................................................................................     8,492,994
                                                                                                         =========

(a) Adjustable or floating rate security.
(b) The identified cost for Federal income tax purpose is the same as shown above.

Abbreviations:
MTN - Medium Term Note

The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSGA
MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)       February 28,1999(Unaudited)


ASSETS
Investments at amortized cost which approximates market (Note 2).. $  8,552,187
Repurchase agreement (identified cost $325,000)(Note 2)...........      325,000
Cash..............................................................        1,413
Interest receivable...............................................       24,128
Prepaid expense...................................................           43
                                                                   ------------

      Total Assets................................................    8,902,772

LIABILITIES
Payables:
  Dividends...........................................  $   29,371
  Investments purchased...............................     376,110
  Accrued fees to affiliates and trustees (Note 4)....       4,289
  Other accrued expenses..............................           8
                                                        ----------

      Total Liabilities...........................................      409,778
                                                                   ------------

NET ASSETS........................................................ $  8,492,994
                                                                   ============

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss).............................. $       (252)
Shares of beneficial interest.....................................        8,493
Additional paid-in capital........................................    8,484,753
                                                                   ------------

NET ASSETS........................................................ $  8,492,994
                                                                   ============

NET ASSET VALUE, offering and redemption price per share:
   ($8,492,993,596 divided by 8,493,245,472 shares of $.001 par
     value shares of beneficial interest outstanding)............. $       1.00
                                                                   ============

The accompanying notes are an integral part of the financial statements.


                                                       Semiannual Report      9

SSGA
MONEY MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands      For the Six Months Ended February 28, 1999 (Unaudited)



INVESTMENT INCOME:
  Interest......................................................    $   174,748

EXPENSES (Notes 2 and 4):
  Advisory fees.....................................  $    8,320
  Administrative fees...............................       1,100
  Custodian fees....................................         543
  Distribution fees.................................       1,583
  Transfer agent fees...............................         185
  Professional fees.................................           8
  Registration fees.................................          13
  Shareholder servicing fees........................       1,412
  Trustees' fees....................................          69
  Miscellaneous.....................................          78
                                                      ----------

      Total Expenses.............................................        13,311
                                                                    -----------

Net investment income............................................       161,437
                                                                    -----------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments........................         1,666
                                                                    -----------

Net increase in net assets resulting from operations.............   $   163,103
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

10  Semiannual Report

SSGA
MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                          FOR THE SIX              FOR THE
                                                          MONTHS ENDED            FISCAL YEAR
                                                        FEBRUARY 28, 1999            ENDED
                                                           (UNAUDITED)           AUGUST 31, 1998
                                                        -----------------       -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income............................      $     161,437           $     268,881
 Net realized gain (loss).........................              1,666                     796
                                                        -----------------       -----------------

  Net increase in net assets resulting from operations        163,103                 269,677
                                                        -----------------       -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income.............................          (161,437)               (268,881)
                                                        -----------------       -----------------

FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from Fund
  share transactions (Note 5)                               3,014,002               1,198,365
                                                        -----------------       -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS.........        3,015,668               1,199,161

NET ASSETS
 Beginning of period................................        5,477,326               4,278,165
                                                        -----------------       -----------------

 End of period......................................    $   8,492,994           $   5,477,326
                                                        =================       =================

The accompanying notes are an integral part of the financial statements.

                                                          Semiannual Report   11

SSGA
MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                 YEARS ENDED AUGUST 31,
                                                           --------------------------------------------------------------
                                                    1999*        1998         1997        1996        1995        1994
                                                 ----------   ----------   ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $   1.0000   $   1.0000   $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                                 ----------   ----------   ----------  ----------  ----------  ----------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.........................       .0242        .0528        .0516       .0524       .0538       .0330

DISTRIBUTIONS:
 Net investment income.........................      (.0242)      (.0528)      (.0516)     (.0524)     (.0538)     (.0330)
                                                 ----------   ----------   ----------  ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD.................  $   1.0000   $   1.0000   $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                                 ==========   ==========   ==========  ==========  ==========  ==========

TOTAL RETURN (%)(a)............................        2.44         5.41         5.28        5.36        5.52        3.35

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted)......   8,492,994    5,477,326    4,278,165   3,475,409   2,752,895   3,020,796

 Ratios to average net assets (%)(b):
   Operating expenses..........................         .40          .41          .39         .39         .39         .36
   Net investment income.......................        4.85         5.28         5.17        5.20        5.37        3.33

*   For the six months ended February 28, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended February 28, 1999 are annualized.




12  Semiannual Report

SSGA
MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)
1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     Investment income: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1998, the Fund had a net tax basis capital loss carryover of $1,917,639, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2003, whichever occurs first.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

                                                           Semiannual Report  13

SSGA
MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)


     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS
     INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases, sales, and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $114,577,038,825, $956,570,603, and $110,550,220,261, respectively.

     For the period ended February 28, 1999, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $1,431,682,191, $137,053,074, and $1,018,573,000,
     respectively.

4.   RELATED PARTIES
     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, up to a maximum of 5%, for the period January 1, 1998 to December 31, 1998 and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

14 Semiannual Report

SSGA
MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $831,284, $201,018, $43,475, $108,438, and $25,411, by the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

                                                           Semiannual Report  15

SSGA
MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

       Advisory fees                                  $3,083,915
       Administration fees                               280,048
       Custodian fees                                    122,197
       Distribution fees                                 362,131
       Shareholder servicing fees                        418,900
       Transfer agent fees                                 7,378
       Trustees' fees                                     14,151
                                                      ----------
                                                      $4,288,720
                                                      ==========

     BENEFICIAL INTEREST: As of February 28, 1999, one shareholder was a record owner of approximately 22% of the total outstanding shares of the Fund.


5.   FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                    (AMOUNTS IN THOUSANDS)
                                                    FOR THE PERIODS ENDED
                                              ----------------------------------
                                              FEBRUARY 28, 1999  AUGUST 31, 1998
                                              -----------------  ---------------
     Proceeds from shares sold..............         47,898,882       73,966,529
     Proceeds from reinvestment of
       distributions........................            133,739          238,349
     Payments for shares redeemed...........        (45,018,619)     (73,006,513)
                                                    ------------    ------------
     Total net increase (decrease)..........          3,014,002        1,198,365
                                                    ============    ============

16   Semiannual Report

SSGA MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

================================================================================

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President, Treasurer and CEO
  Mark E. Swanson, Assistant Secretary, Assistant
    Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Rick J. Chase, Assistant Secretary
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  One Post Office Square
  Boston, Massachusetts 02109

                                                            Semiannual Report 17

                                 SSGA(R) FUNDS

                            REAL ESTATE EQUITY FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents

                                                          Page
     Financial Statements.................................   3

     Financial Highlights.................................   8

     Notes to Financial Statements........................   9

     Fund Management and Service Providers ...............  14

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
REAL ESTATE EQUITY FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                                 MARKET
                                           NUMBER                VALUE
                                            OF                    (000)
                                           SHARES                    $
                                           ------                ------
COMMON STOCKS (B) - 99.3%
APARTMENT - 17.6%
Apartment Investment & Management Co.
 Class A                                    42,500                 1,663
Archstone Communities Trust                 71,500                 1,399
Avalonbay Communities, Inc.                 44,300                 1,398
Equity Residential Properties Trust         29,300                 1,201
Smith (Charles E.) Residential
 Realty, Inc.                               21,400                   629
                                                              ----------
                                                                   6,290
                                                              ----------

HEALTH CARE - 6.7%
Health Care Property Investors, Inc.        30,900                   908
Healthcare Realty Trust, Inc.               77,207                 1,496
                                                              ----------
                                                                   2,404
                                                              ----------

HOTELS/LEISURE - 9.0%
FelCor Lodging Trust, Inc.                  38,400                   907
Host Marriott Corp. (a)                     21,900                   237
MeriStar Hospitality Corp.                  32,900                   586
Patriot American Hospitality, Inc.          43,469                   236
Sunstone Hotel Investors, Inc.             158,600                 1,269
                                                              ----------
                                                                   3,235
                                                              ----------

LEASING - 7.6%
Captec Net Lease Realty, Inc.              102,100                 1,327
Glenborough Realty Trust, Inc.              77,700                 1,403
                                                              ----------
                                                                   2,730
                                                              ----------

MANUFACTURED HOMES - 2.4%
Manufactured Home
 Communities, Inc.                          37,100                   863
                                                              ----------

OFFICE/INDUSTRIAL - 35.1%
Alexandria Real Estate
 Equities, Inc.                             36,700                 1,073
Arden Realty Group, Inc.                    24,800                   580
Boston Properties, Inc.                     30,200                   976
Brandywine Realty Trust                     39,100                   643
CenterPoint Properties Corp.                 3,600                   115
Cornerstone Properties, Inc.                12,300                   186
Corporate Office Properties Trust           80,900                   637
Cousins Properties, Inc.                    21,500                   622
Duke Realty Investments, Inc.               22,500                   491
Equity Office Properties Trust              63,100                 1,625
First Industrial Realty Trust, Inc.         19,200                   497
Mack-Cali Realty Corp.                      21,900                   634
ProLogis Trust                              32,900                   683
SL Green Realty Corp.                       81,100                 1,566
Spieker Properties, Inc.                    33,800                 1,208
Weeks Corp.                                 37,600                 1,015
                                                              ----------
                                                                  12,551
                                                              ----------

OUTLET CENTERS - 3.2%
Chelsea GCA Realty, Inc.                    38,000                 1,161
                                                              ----------

REGIONAL MALLS - 5.0%
Simon Property Group, Inc.                  70,200                 1,786
                                                              ----------

SELF STORAGE - 2.2%
Storage USA, Inc.                           27,200                   770
                                                              ----------

SHOPPING CENTER - 10.5%
Equity One, Inc.                            72,100                   649
Developers Diversified
 Realty Corp.                               50,400                   800
Kimco Realty Corp.                          34,000                 1,290
Realty Income Corp.                         25,200                   550
Weingarten Realty Investors                 11,400                   478
                                                              ----------
                                                                   3,767
                                                              ----------

TOTAL COMMON STOCKS
(cost $38,045)                                                    35,557
                                                              ----------

                                                     Semiannual Report  3

SSGA
REAL ESTATE EQUITY FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                        PRINCIPAL   MARKET
                                         AMOUNT      VALUE
                                         (OOO)       (OOO)
                                           $           $
SHORT-TERM INVESTMENTS - 6.3%
AIM Short-Term Investment
 Prime Portfolio (c)                     1,619       1,619
Federated Investors Prime Cash
 Obligations Fund (c)                      618         618
                                                   -------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,237)                                        2,237
                                                   -------

TOTAL INVESTMENTS - 105.6%
(identified cost $40,282)(d)                        37,794

OTHER ASSETS AND LIABILITIES,
NET - (5.6%)                                        (1,989)
                                                   -------

NET ASSETS - 100.0%                                 35,805
                                                   =======

(a)  Nonincome-producing security.
(b)  All common stocks held are Real Estate Investment
     Trusts (REIT).
(c)  At cost, which approximates market.
(d)  See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.

4 Semiannual Report

SSGA
REAL ESTATE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)      February 28,1999 (Unaudited)


ASSETS
Investments at market (identified cost $40,282)(Note 2)...................................    $      37,794
Receivables:
 Dividends................................................................................               18
 Fund shares sold.........................................................................                6
Deferred organization expenses (Note 2)...................................................                1
Prepaid expenses..........................................................................               14
Short-term investments held as collateral for securities loaned,
at market (Note 3)........................................................................            2,664
                                                                                             --------------
   Total Assets...........................................................................           40,497

LIABILITIES
Payables:
 Investments purchased..................................................... $       1,964
 Accrued fees to affiliates and trustees (Note 4)..........................            46
 Other accrued expenses....................................................            18
Payable upon return of securities loaned, at market (Note 3)...............         2,664
                                                                            --------------

   Total Liabilities......................................................................            4,692
                                                                                             --------------

NET ASSETS................................................................................    $      35,805
                                                                                             ==============

NET ASSETS CONSIST OF:
Undistributed net investment income.......................................................    $         126
Accumulated net realized gain (loss)......................................................           (2,454)
Unrealized appreciation (depreciation) on investments.....................................           (2,488)
Shares of beneficial interest.............................................................                5
Additional paid-in capital................................................................           40,616
                                                                                             --------------

NET ASSETS................................................................................    $      35,805
                                                                                             ==============

NET ASSET VALUE, offering and redemption price per share:
 ($35,804,767 divided by 4,533,932 shares of $.001 par value
   shares of beneficial interest outstanding).............................................    $        7.90
                                                                                             ==============

The accompanying notes are an integral part of the financial statements.

                                                             Semiannual Report 5

SSGA
REAL ESTATE EQUITY FUND

STATEMENT OF OPERATIONS
Amounts in thousands       For the Six Months Ended February 28,1999 (Unaudited)

INVESTMENT INCOME:
 Dividends.............................................................................     $       1,052
 Interest..............................................................................                 5
                                                                                            -------------

   Total Investment Income.............................................................             1,057

EXPENSES (Notes 2 and 4):
 Advisory fees...........................................................$          94
 Administrative fees.....................................................            4
 Custodian fees..........................................................           10
 Distribution fees.......................................................           10
 Transfer agent fees.....................................................            9
 Professional fees.......................................................            6
 Registration fees.......................................................           18
 Shareholder servicing fees..............................................            4
                                                                         -------------

 Expenses before reductions..............................................          155
 Expense reductions (Note 4).............................................          (13)
                                                                         -------------

   Expenses, net.......................................................................               142
                                                                                            -------------

Net investment income..................................................................               915
                                                                                            -------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments..............................................            (2,402)
Net change in unrealized appreciation or depreciation of
investments............................................................................             1,658
                                                                                            -------------

Net gain (loss) on investments.........................................................              (744)
                                                                                            -------------

Net increase (decrease) in net assets resulting from operations........................     $         171
                                                                                            =============

The accompanying notes are an integral part of the financial statements.

6 Semiannual Report

SSGA
REAL ESTATE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                      FOR THE SIX                 FOR THE
                                                                                      MONTHS ENDED                PERIOD
                                                                                   FEBRUARY 28, 1999          MAY 1, 1998* TO
                                                                                      (UNAUDITED)             AUGUST 31, 1998
                                                                                   -----------------         -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income..........................................................   $           915            $          340
  Net realized gain (loss).......................................................            (2,402)                      (52)
  Net change in unrealized appreciation or depreciation..........................             1,658                    (4,146)
                                                                                    ---------------            --------------

     Net increase (decrease) in net assets resulting from
      operations.................................................................               171                    (3,858)
                                                                                    ---------------            --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income..........................................................            (1,055)                      (74)
                                                                                    ---------------            --------------
FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share
   transactions (Note 5).........................................................            18,231                    22,390
                                                                                    ---------------            --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS .....................................            17,347                    18,458

NET ASSETS
  Beginning of period............................................................            18,458                        --
                                                                                    ---------------            --------------
  End of period (including undistributed net investment income of
     $126 and $266, respectively)................................................   $        35,805            $       18,458
                                                                                    ===============            ==============

* Commencement of operations.

The accompanying notes are an integral part of the financial statements.

                                                             Semiannual Report 7

SSGA
REAL ESTATE EQUITY FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                              1999*               1998*
                                                                        ----------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD.................................   $           8.17     $         10.00
                                                                        ----------------     ---------------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (a)...........................................                .25                 .15
 Net realized and unrealized gain (loss) on investments..............               (.20)              (1.94)
                                                                        ----------------     ---------------

   Total Income From Investment Operations...........................                .05               (1.79)
                                                                        ----------------     ---------------

DISTRIBUTIONS:
 Net investment income...............................................               (.32)               (.04)
                                                                        ----------------     ---------------

NET ASSET VALUE, END OF PERIOD.......................................   $           7.90     $          8.17
                                                                        ================     ===============

TOTAL RETURN (%)(b)..................................................                .51              (17.99)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted)............................             35,805              18,458

 Ratios to average net assets (%)(c):
   Operating expenses, net (d).......................................               1.00                1.00
   Operating expenses, gross (d).....................................               1.09                1.38
   Net investment income.............................................               6.42                5.21

 Portfolio turnover rate (%)(c)......................................              79.42               17.36

*   For the six months ended February 28, 1999 (Unaudited).
**  For the period May 1, 1998 (commencement of operations) to August 31, 1998.
(a) For the period ended February 28, 1999, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for the periods ended February 28, 1999 and August 31, 1998 are annualized.
(d) See Note 4 for current period amounts.

8  Semiannual Report

SSGA
REAL ESTATE EQUITY FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)
1. ORGANIZATION

   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA Real Estate Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

   Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions from Real Estate Investment Trusts ("REITs") owned by the Real Estate Equity Fund may have as their components dividend income, capital gains and/or returns of capital. Distributions that are deemed to be capital gains or returns of capital by the trusts are treated by the Fund, respectively, as an adjustment to its realized capital gains or its cost of the investment. The exact amount to be adjusted can be ascertained only at the end of each REIT's fiscal year when finally determined and reported by the various trusts.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be

                                                             Semiannual Report 9

SSGA
REAL ESTATE EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $34,688 incurred from May 1, 1998 to August 31, 1998, and treat it as arising in fiscal year 1999.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1999 are as follows:

                                                                        NET
                                                                   UNREALIZED
                FEDERAL TAX         UNREALIZED     UNREALIZED     APPRECIATION
                    COST           APPRECIATION  (DEPRECIATION)  (DEPRECIATION)
             -----------------    -------------- --------------  --------------
             $      40,299,414    $           27 $   (2,505,441) $  (2,505,414)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in REITs and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

10  Semiannual Report

SSGA
REAL ESTATE EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)
3. SECURITIES TRANSACTIONS

   Investment transactions: For the period ended February 28, 1999, purchases and sales of investment securities, excluding short-term investments, aggregated to $29,518,885 and $11,122,341, respectively.

   SECURITIES LENDING: Effective December 17, 1998, the Investment Company started its securities lending program. The program allows each Fund to loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 1999, the value of outstanding securities on loan and the value of collateral amounted to $2,571,331 and $2,664,114, respectively.

4. RELATED PARTIES

   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .65% of its average daily net assets. The Adviser voluntarily agreed to waive up to the full amount of its Advisery fee to the extent that total expenses exceed 1.00% of average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following

                                                           Semiannual Report  11

SSGA
REAL ESTATE EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   percentages of the combined average daily net assets of all domestic funds:
   $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% for the period May 1, 1998 to December 31, 1998, and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period February 28, 1999, the Fund was charged shareholder servicing expenses of $3,561, $386 and $429 by the Adviser, SSBSI, and Commercial Banking, respectively. The Fund did not incur any expenses from RIS and Solutions during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

   BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

12 Semiannual Report

SSGA
REAL ESTATE EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

     Advisory fees                           $    43,327
     Administration fees                             808
     Custodian fees                                  661
     Distribution fees                               226
     Shareholder servicing fees                      509
     Transfer agent fees                             552
     Trustees' fees                                   70
                                             -----------
                                             $    46,153
                                             ===========

   BENEFICIAL INTEREST: As of February 28, 1999, two shareholders were record owners of approximately 34%, and 11%, respectively, of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                                   FOR THE PERIOD MAY 1, 1998
                                                       FOR THE PERIOD ENDED       (COMMENCEMENT OF OPERATIONS)
                                                         FEBRUARY 28, 1999             TO AUGUST 31, 1998
                                                   ----------------------------  -------------------------------
                                                       SHARES         DOLLARS        SHARES        DOLLARS
                                                   --------------  ------------  -------------  --------------
   Proceeds from shares sold ..............                 2,438  $     19,559          2,260  $       22,403
   Proceeds from reinvestment of
    distributions .........................                    67           551              4              34
   Payments for shares redeemed ...........                  (230)       (1,879)            (5)            (47)
                                                   --------------  ------------  -------------  --------------
   Total net increase (decrease) ..........                 2,275  $     18,231          2,259  $       22,390
                                                   ==============  ============  =============  ==============

6. LINE OF CREDIT

   The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the Aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's total assets under the agreement.

7. DIVIDEND

   On March 1, 1999, the Board of Trustees declared a dividend of $.0276 from net investment income, payable on March 5, 1999 to shareholders of record on March 2, 1999.

                                                           Semiannual Report  13

SSGA REAL ESTATE EQUITY FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

________________________________________________________________________________

TRUSTEES
 Lynn L. Anderson, Chairman
 William L. Marshall
 Steven J. Mastrovich
 Patrick J. Riley
 Richard D. Shirk
 Bruce D. Taber
 Henry W. Todd

OFFICERS
 Lynn L. Anderson, President, Treasurer and CEO
 Mark E. Swanson, Assistant Secretary, Assistant Treasurer and Principal
   Accounting Officer
 J. David Griswold, Vice President and Secretary
 Deedra S. Walkey, Assistant Secretary
 Rick J. Chase, Assistant Secretary
 Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
 State Street Bank and Trust Company
 225 Franklin Street
 Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171
 (800) 647-7327

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 One International Place, 27th Floor
 Boston, Massachusetts 02110
 (800) 997-7327

ADMINISTRATOR
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, Washington 98402

LEGAL COUNSEL
 Goodwin, Procter & Hoar LLP
 Exchange Place
 Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 One Post Office Square
 Boston, Massachusetts 02109


14  Semiannual Report

                                 SSGA(R) FUNDS

                              S&P 500 INDEX FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents

                                                                            Page
     Financial Statements..................................................   3

     Financial Highlights..................................................  15

     Notes to Financial Statements.........................................  16

     Fund Management and Service Providers.................................  22


"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
S&P 500 INDEX FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                    MARKET
                                       NUMBER       VALUE
                                         OF         (000)
                                       SHARES         $
                                     ----------  ------------
COMMON STOCKS - 96.6%
BASIC INDUSTRIES - 3.3%
Air Products & Chemicals, Inc.         53,100        1,706
Alcan Aluminum, Ltd.                   54,500        1,325
Alcoa, Inc.                            85,200        3,451
Allegheny Teldyne, Inc.                44,277          913
ASARCO, Inc.                            7,100          100
Barrick Gold Corp.                     86,600        1,532
Battle Mountain Gold Co.               42,700          144
Bemis Co., Inc.                        13,500          460
Bethlehem Steel Corp.  (a)             30,200          266
Boise Cascade Corp.                    14,600          454
Champion International Corp.           23,400          866
Crown Cork & Seal Co., Inc.            28,400          788
Cyprus Amax Minerals Co.               21,100          237
Dow Chemical Co.                       51,600        5,076
du Pont (E.I.) de Nemours & Co.       265,100       13,603
Eastman Chemical Co.                   18,425          869
Engelhard Corp.                        32,825          585
FMC Corp. (a)                           7,500          384
Freeport-McMoRan Copper & Gold, Inc.
 Class B                               37,000          349
Goodrich (B.F.) Co.                    16,900          577
Great Lakes Chemical Corp.             14,900          580
Hercules, Inc.                         25,000          692
Homestake Mining Co.                   57,200          526
Illinois Tool Works, Inc.              58,100        3,994
Inco, Ltd.                             35,500          448
International Paper Co.                71,572        3,006
Kimberly-Clark Corp.                  125,836        5,946
Mead Corp.                             23,300          709
Minnesota Mining & Manufacturing Co.   93,200        6,903
Monsanto Co.                          145,500        6,629
Morton International, Inc.             28,800        1,040
Nalco Chemical Co.                     15,200          428
Newmont Mining Corp.                   37,067          639
Nucor Corp.                            20,300          905
Owens-Illinois, Inc. (a)               35,800          857
Phelps Dodge Corp.                     13,200          640
Placer Dome, Inc.                      55,500          607
Potlatch Corp.                          6,700          232
PPG Industries, Inc.                   40,600        2,114
Praxair, Inc.                          35,700        1,247
Reynolds Metals Co.                    15,500          663
Rohm & Haas Co.                        38,700        1,209
Sealed Air Corp. New (a)               18,843          956
Sigma Aldrich Corp.                    22,400          591
Temple-Inland, Inc.                    12,900          773
Union Camp Corp.                       15,800        1,057
Union Carbide Corp.                    31,300        1,377
USX-U.S. Steel Group                   20,500          519
W.R. Grace & Co. New (a)               17,100          230
Westvaco Corp.                         23,100          517
Willamette Industries, Inc.            25,800          940
Worthington Industries, Inc.           20,900          265
                                                 ------------
                                                    80,924
                                                 ------------

CAPITAL GOODS - 5.0%
Aeroquip-Vickers, Inc.                  7,400          419
Ball Corp.                              7,500          314
Boston Scientific Corp. (a)            92,000        2,438
Briggs & Stratton Corp.                 5,200          254
Browning-Ferris Industries, Inc.       40,400        1,273
Case Corp.                             16,900          330
Caterpillar, Inc.                      83,100        3,786
Cooper Industries, Inc.                24,000        1,050
Crane Co.                              14,700          403
Cummins Engine Co., Inc.                9,300          381
Deere & Co.                            55,400        1,811
Dover Corp.                            52,000        1,768
Emerson Electric Co.                  102,000        5,859
Fluor Corp.                            16,900          595
Foster Wheeler Corp.                    7,200           90
General Electric Co.                  767,200       76,960
Grainger (W.W.), Inc.                  22,100          983



                                                           Semiannual Report 3

SSGA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                    MARKET
                                       NUMBER       VALUE
                                         OF         (000)
                                       SHARES         $
                                     ----------   ---------
Harnischfeger Industries, Inc.          9,500           73
Ingersoll-Rand Co.                     38,200        1,815
ITT Industries, Inc.                   24,100          941
Johnson Controls, Inc.                 19,700        1,212
Milacron, Inc.                          7,200          128
Millipore Corp.                        10,700          298
NACCO Industries, Inc. Class A          1,500          132
National Service Industries, Inc.       8,900          286
Pall Corp.                             27,300          578
Parker-Hannifin Corp.                  24,850          923
Raychem Corp.                          19,400          443
Raytheon Co. Class B                   77,900        4,163
Timken Co.                             14,000          247
Tyco International, Ltd.              150,058       11,169
                                                  ---------
                                                   121,122
                                                  ---------

CONSUMER BASICS - 20.5%
Abbott Laboratories                   356,900       16,574
Albertson's, Inc.                      58,700        3,346
Allergan, Inc.                         15,200        1,239
ALZA Corp. (a)                         21,100        1,106
American Home Products Corp.          309,800       18,433
American Stores Co.                    63,800        2,153
Amgen, Inc. (a)                        59,100        7,380
Archer-Daniels-Midland Co.            139,576        2,111
Bard (C.R.), Inc.                      12,000          677
Bausch & Lomb, Inc.                    13,000          784
Baxter International, Inc.             66,800        4,701
Becton, Dickinson & Co.                56,600        1,896
Bestfoods                              66,300        3,112
Biomet, Inc.                           26,100          958
Black & Decker Corp.                   20,400          995
Bristol-Myers Squibb Co.              233,100       29,356
Campbell Soup Co.                     103,900        4,175
Cardinal Health, Inc.                  62,713        4,527
Clorox Co.                             27,300        3,230
Coca-Cola Co. (The)                   577,900       36,949
Coca-Cola Enterprises, Inc.            91,000        2,821
Colgate-Palmolive Co.                  67,800        5,755
Columbia/HCA Healthcare Corp.         151,132        2,701
ConAgra, Inc.                         114,600        3,452
Corning, Inc.                          53,700        2,873
CVS Corp.                              90,900        4,818
Fort James Corp.                       51,200        1,530
Fred Meyer, Inc. (a)                   35,900        2,307
General Mills, Inc.                    35,600        2,872
Gillette Co.                          261,200       14,007
Great Atlantic & Pacific
 Tea Co., Inc.                          8,600          271
HCR Manor Care, Inc. (a)               25,700          575
HEALTHSOUTH Corp. (a)                  98,300        1,143
Heinz (H.J.) Co.                       84,450        4,597
Hershey Foods Corp.                    33,800        2,104
Humana, Inc. (a)                       38,000          665
Johnson & Johnson                     315,600       26,944
Kellogg Co.                            94,100        3,482
Kroger Co. (a)                         59,500        3,849
Lilly (Eli) & Co.                     258,200       24,448
Mallinckrodt, Inc.                     15,600          483
McKesson HBOC, Inc.                    63,351        4,308
Medtronic, Inc.                       135,700        9,584
Merck & Co., Inc.                     558,200       45,633
PepsiCo, Inc.                         345,600       13,003
Pfizer, Inc.                          304,200       40,135
Pharmacia & Upjohn, Inc.              120,625        6,574
Philip Morris Cos., Inc.              571,700       22,368
Pioneer Hi-Bred International, Inc.    56,100        1,315
Procter & Gamble Co.                  311,300       27,861
Quaker Oats Co.                        31,600        1,726
Ralston-Purina Group                   71,700        1,931
RJR Nabisco Holdings Corp.             75,400        2,059
Rubbermaid, Inc.                       34,600        1,144
Safeway, Inc. (a)                     112,900        6,520
Sara Lee Corp.                        212,600        5,780
Schering-Plough Corp.                 345,400       19,321
Snap-On Tools Corp.                    12,600          356
St. Jude Medical, Inc.  (a)            19,550          491



4 Semiannual Report

SSGA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                    MARKET
                                       NUMBER       VALUE
                                         OF         (000)
                                       SHARES         $
                                     ----------   ---------
Stanley Works                          20,200          491
SYSCO Corp.                            76,300        2,155
Tenet Healthcare Corp. (a)             71,400        1,406
Tupperware Corp.                       11,300          198
Unilever NV                           151,000       10,938
United Healthcare Corp.                42,600        2,101
UST Corp.                              43,600        1,289
Warner-Lambert Co.                    193,500       13,364
Winn-Dixie Stores, Inc.                34,700        1,520
Wrigley (Wm.), Jr. Co.                 26,700        2,484
                                                  ---------
                                                   501,454
                                                  ---------

CONSUMER DURABLES - 1.7%
AutoZone, Inc. (a)                     36,200        1,267
Cooper Tire & Rubber Co.               17,600          348
Dana Corp.                             38,465        1,452
Danaher Corp.                          31,700        1,530
Eaton Corp.                            16,800        1,166
Fleetwood Enterprises, Inc.             7,000          227
Ford Motor Co.                        284,500       16,874
General Motors Corp.                  154,200       12,731
Genuine Parts Co.                      40,650        1,217
Goodyear Tire & Rubber Co.             36,100        1,670
Maytag Corp.                           20,700        1,160
PACCAR, Inc.                           19,090          799
Tenneco, Inc.                          39,500        1,183
Whirlpool Corp.                        18,600          808
                                                  ---------
                                                    42,432
                                                  ---------

CONSUMER NON-DURABLES - 6.8%
Alberto Culver Co. Class B             12,800          307
Anheuser-Busch Cos., Inc.             111,000        8,512
Avon Products, Inc.                    61,600        2,564
Brown-Forman Distillers, Inc.
 Class B                               15,500        1,022
Brunswick Corp.                        21,200          452
Circuit City Stores, Inc.              23,800        1,291
Consolidated Stores Corp. (a)          25,442          641
Coors (Adolph) Co. Class B              8,300          494
Costco Cos., Inc. (a)                  50,300        4,040
Dayton Hudson Corp.                   104,400        6,532
Dillard's, Inc. Class A                25,000          622
Dollar General Corp.                   42,675        1,278
Eastman Kodak Co.                      75,200        4,977
Federated Department
 Stores, Inc. (a)                      46,800        1,781
Fortune Brands, Inc.                   39,300        1,184
Fruit of the Loom, Inc. Class A (a)    13,700          174
Gap, Inc.                             134,550        8,704
Hasbro, Inc.                           29,500        1,092
Home Depot, Inc. (The)                346,298       20,670
Ikon Office Solutions, Inc.            35,600          503
International Flavors &
 Fragrances, Inc.                      25,600        1,054
JC Penney & Co., Inc.                  59,000        2,131
Jostens, Inc.                           7,314          171
Kmart Corp. (a)                       116,100        2,032
Kohl's Corp. (a)                       36,700        2,532
Limited, Inc. (The)                    52,127        1,851
Liz Claiborne, Inc.                    14,100          475
Longs Drug Stores, Inc.                 9,300          337
Lowe's Cos., Inc.                      81,500        4,834
Mattel, Inc.                           67,907        1,791
May Department Stores Co.              54,300        3,217
Newell Co.                             37,800        1,607
NIKE, Inc. Class B                     66,500        3,566
Nordstrom, Inc.                        34,600        1,393
Pep Boys - Manny, Moe & Jack           10,348          189
Polaroid Corp.                          9,200          220
Reebok International, Ltd. (a)         13,100          211
Rite Aid Corp.                         60,000        2,483
Russell Corp.                           6,900          135
Seagram Co., Ltd.                      91,600        4,248
Sears Roebuck & Co.                    89,700        3,644
Springs Industries, Inc.                3,700          123
Staples, Inc.  (a)                    108,550        3,182
SuperValu, Inc.                        26,500          638


                                                             Semiannual Report 5

SSGA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                    MARKET
                                       NUMBER       VALUE
                                         OF         (000)
                                       SHARES         $
                                     ----------   ---------
TJX Cos., Inc.                         74,800        2,136
Toys "R" Us, Inc. (a)                  60,700          857
V.F. Corp.                             27,500        1,323
Wal-Mart Stores, Inc.                 527,900       45,597
Walgreen Co.                          231,700        7,413
                                                  ---------
                                                   166,230
                                                  ---------

CONSUMER SERVICES - 2.2%
AMR Corp. (a)                          42,400        2,351
Carnival Corp. Class A NPV            138,300        6,154
Darden Restaurants, Inc.               32,300          711
Delta Air Lines, Inc.                  33,000        2,007
Disney (Walt) Co.                     481,786       16,953
Harrah's Entertainment, Inc. (a)       28,500          476
Hilton Hotels Corp.                    60,600          958
King World Productions, Inc. (a)       16,700          442
Marriot International, Inc.
 Class A                               57,900        2,084
McDonald's Corp.                      159,300       13,541
Mirage Resorts, Inc. (a)               41,800          815
Southwest Airlines Co.                 79,125        2,384
Tricon Global Restaurants, Inc. (a)    36,210        2,245
USAirways Group, Inc. (a)              20,800          985
Wendy's International, Inc.            30,800          736
                                                  ---------
                                                    52,842
                                                  ---------

ENERGY - 5.0%
Amerada Hess Corp.                     20,900          948
Anadarko Petroleum Corp.               27,900          767
Apache Corp.                           22,300          445
Ashland, Inc.                          18,700          832
Atlantic Richfield Co.                 74,650        4,078
Baker Hughes, Inc.                     75,980        1,368
Burlington Resources, Inc.             42,322        1,370
Chevron Corp.                         153,800       11,823
Exxon Corp.                           569,900       37,934
Halliburton Co.                       102,100        2,884
Helmerich & Payne, Inc.                11,700          191
Kerr-McGee Corp.                       10,200          291
McDermott International, Inc.          12,100          241
Mobil Corp.                           183,500       15,265
Occidental Petroleum Corp.             78,100        1,176
ONEOK, Inc.                             6,100          164
Oryx Energy Co.  (a)                   24,000          249
Phillips Petroleum Co.                 59,700        2,310
Rowan Cos., Inc. (a)                   16,600          143
Royal Dutch Petroleum Co.             503,600       22,095
Schlumberger, Ltd.                    126,800        6,158
Sempra Energy                          56,411        1,185
Sunoco, Inc.                           20,555          626
Texaco, Inc.                          124,200        5,783
Union Pacific Resources
 Group, Inc.                           56,818          508
Unocal Corp.                           56,100        1,581
USX-Marathon Group                     70,400        1,457
                                                  ---------
                                                   121,872
                                                  ---------

FINANCE - 15.8%
Aetna, Inc.                            33,202        2,459
Allstate Corp.                        190,588        7,147
American Express Co.                  106,600       11,566
American General Corp.                 58,587        4,291
American International Group, Inc.    289,756       33,014
AON Corp.                              39,400        2,322
Associates First Capital Corp.
 Class A                              167,816        6,818
Bank of New York Co., Inc.            180,600        6,310
Bank One Corp.                        275,668       14,817
BankAmerica Corp.                     406,195       26,530
BankBoston Corp.                       68,400        2,766
Bankers Trust New York Corp.           22,500        1,958
BB&T Corp.                             68,300        2,587
Bear Stearns Cos., Inc.                26,670        1,142
Capital One Financial Corp.            15,400        1,965
Chase Manhattan Corp.                 198,928       15,840
Chubb Corp. (The)                      37,800        2,259


6 Semiannual Report

SSGA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                    MARKET
                                       NUMBER       VALUE
                                         OF         (000)
                                       SHARES         $
                                     ----------   ---------
CIGNA Corp.                            48,000        3,768
Cincinnati Financial Corp.             39,200        1,374
Citigroup, Inc.                       532,950       31,311
Comerica, Inc.                         36,150        2,395
Conseco, Inc.                          73,045        2,187
Countrywide Credit Industries, Inc.    26,800        1,015
Dun & Bradstreet Corp.                 38,800        1,329
Equifax, Inc.                          34,200        1,291
Federal Home Loan
 Mortgage Corp.                       157,600        9,279
Federal National Mortgage
 Association                          243,900       17,073
Fifth Third Bancorp                    62,050        4,099
First Union Corp.                     233,412       12,444
Firstar Corp.                          53,700        4,497
Fleet Financial Group, Inc.           131,650        5,653
Franklin Resources, Inc.               58,800        1,871
Golden West Financial Corp.            13,100        1,231
Hartford Financial Services
 Group, Inc. (The)                     54,200        2,930
Household International Corp.         112,699        4,578
Huntington Bancshares, Inc.            50,060        1,589
Jefferson-Pilot Corp.                  24,275        1,646
KeyCorp                               105,698        3,409
Lehman Brothers Holdings, Inc.         26,900        1,426
Lincoln National Corp.                 23,800        2,254
Loews Corp.                            26,700        2,088
Marsh & McLennan Cos., Inc.            59,550        4,217
MBIA, Inc.                             23,600        1,453
MBNA Corp.                            187,182        4,539
Mellon Bank Corp.                      60,700        4,105
Mercantile Bancorp, Inc.               36,000        1,643
Merrill Lynch & Co., Inc.              84,200        6,462
MGIC Investment Corp.                  25,400          865
Morgan (J.P.) & Co., Inc.              41,300        4,602
Morgan Stanley Dean Witter & Co.      136,156       12,322
National City Corp.                    76,600        5,352
Northern Trust Corp.                   25,500        2,279
Paychex, Inc.                          38,000        1,610
PNC Bank Corp.                         70,500        3,670
Progressive Corp.                      17,600        2,262
Provident Cos., Inc.                   31,400        1,028
Providian Financial Corp.              32,900        3,360
Regions Financial Corp.                51,400        1,944
Republic of New York Corp.             24,800        1,124
SAFECO Corp.                           31,000        1,246
Schwab (Charles) Corp.                 93,100        6,942
SLM Holding Corp.                      38,500        1,651
SouthTrust Corp.                       38,100        1,526
St. Paul Cos., Inc.                    55,072        1,783
State Street Corp.                     37,500        2,876
Summit Bancorp                         40,300        1,557
SunTrust Banks, Inc.                   74,000        5,027
Synovus Financial Corp.                62,300        1,484
Torchmark Corp.                        33,300        1,107
Transamerica Financial Corp.           30,400        2,206
U.S. Bancorp                          168,117        5,431
Union Planters Corp.                   31,300        1,413
UNUM Corp.                             31,900        1,427
Wachovia Corp.                         47,400        4,032
Washington Mutual, Inc.               137,398        5,496
Wells Fargo Co.                       380,759       13,993
                                                  ---------
                                                   386,562
                                                  ---------

GENERAL BUSINESS - 5.4%
American Greetings Corp. Class A       16,000          379
Automatic Data Processing, Inc.       139,900        5,561
Block (H&R) Co., Inc.                  24,100        1,094
CBS Corp. (a)                         164,000        6,048
Cendant Corp. (a)                     197,110        3,265
Clear Channel
 Communications, Inc. (a)              61,100        3,666
Comcast Corp. Special Class A          85,500        6,065
Computer Sciences Corp.                36,300        2,418
Deluxe Corp.                           18,600          630
Donnelley (R.R.) & Sons Co.            31,500        1,079
Dow Jones & Co., Inc.                  22,800        1,072


                                                            Semiannual Report 7

SSGA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                  MARKET
                                                 NUMBER           VALUE
                                                   OF             (000)
                                                 SHARES             $
                                              ------------      ----------
Ecolab, Inc.                                        29,800          1,188
First Data Corp.                                   102,800          3,932
Gannett Co., Inc.                                   65,100          4,134
Harcourt General, Inc.                              16,500            756
IMS Health, Inc.                                    74,600          2,648
Interpublic Group Cos., Inc.                        31,800          2,379
Knight-Ridder, Inc.                                 18,200            913
McGraw-Hill, Inc.                                   22,900          2,506
MediaOne Group, Inc. (a)                           141,000          7,685
Meredith Corp.                                      13,700            462
Moore Corp., Ltd.                                   20,500            215
New York Times Co. Class A                          42,200          1,308
Nextel Communications, Inc.
 Class A (a)                                        67,600          2,032
Omnicom Group, Inc.                                 38,700          2,564
SBC Communications, Inc.                           459,182         24,279
Service Corp. International                         63,100            970
Tele-Communications, Inc.
 Class A (a)                                       124,926          7,847
Time Warner, Inc.                                  288,400         18,602
Times Mirror Co. Series A                           18,500          1,033
Tribune Co.                                         27,600          1,830
Viacom, Inc. Class B (a)                            80,811          7,142
Waste Management, Inc.                             133,359          6,518
                                                                ---------
                                                                  132,220
                                                                ---------

SHELTER - 0.4%
Armstrong World Industries, Inc.                     8,800            433
Centex Corp.                                        13,800            508
Georgia-Pacific Group                               20,600          1,509
Kaufman & Broad Home Corp.                          10,600            239
Louisiana Pacific Corp.                             24,500            450
Masco Corp.                                         79,300          2,082
Owens Corning                                       11,500            366
Pulte Corp.                                         11,000            265
Sherwin-Williams Co.                                39,700            955
Weyerhaeuser Co.                                    45,800          2,552
                                                                ---------
                                                                    9,359
                                                                ---------
TECHNOLOGY - 19.9%
3Com Corp.  (a)                                     83,325          2,620
Adobe Systems, Inc.                                 15,500            624
Advanced Micro Devices, Inc. (a)                    32,700            585
AlliedSignal, Inc.                                 129,400          5,354
America Online, Inc.                               215,400         19,157
AMP, Inc.                                           51,088          2,717
Andrew Corp. (a)                                    19,468            294
Apple Computer, Inc. (a)                            31,700          1,102
Applied Materials, Inc. (a)                         85,800          4,773
Ascend Communications, Inc. (a)                     50,200          3,862
Autodesk, Inc.                                      11,800            473
Avery Dennison Corp.                                27,600          1,482
BMC Software, Inc. (a)                              50,100          2,048
Boeing Co.                                         232,076          8,253
Cabletron Systems, Inc. (a)                         35,100            285
Ceridian Corp. (a)                                  16,200          1,160
Cisco Systems, Inc. (a)                            370,250         36,215
COMPAQ Computer Corp.                              399,829         14,094
Computer Associates
 International, Inc.                               124,362          5,223
Compuware Corp. (a)                                 42,800          2,394
Data General Corp. (a)                              14,300            198
Dell Computer Corp. (a)                            299,000         23,939
EG&G, Inc.                                           9,800            260
Electronic Data Systems Corp.                      113,900          5,296
EMC Corp. (a)                                      118,300         12,111
Gateway 2000, Inc. (a)                              36,400          2,646
General Dynamics Corp.                              29,400          1,777
General Instrument Corp. (a)                        38,600          1,129
Guidant Corp.                                       69,900          3,984
Harris Corp.                                        18,300            570
Hewlett-Packard Co.                                243,900         16,204
Honeywell, Inc.                                     30,700          2,147
Intel Corp.                                        390,600         46,848
International Business
 Machines Corp.                                    218,700         37,179
KLA Instruments Corp. (a)                           20,100          1,036
Lockheed Martin Corp.                               91,046          3,431

8 Semiannual Report

SSGA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                    MARKET
                                                   NUMBER           VALUE
                                                     OF             (000)
                                                   SHARES             $
                                                 -----------     ----------
LSI Logic Corp. (a)                                   31,900            827
Lucent Technologies, Inc.                            308,436         31,326
Micron Technology, Inc.  (a)                          57,500          3,313
Microsoft Corp. (a)                                  583,700         87,591
Motorola, Inc.                                       141,700          9,954
National Semiconductor Corp. (a)                      38,600            405
Northern Telecom, Ltd.                               151,480          8,795
Northrop Grumman Corp.                                15,600            972
Novell, Inc. (a)                                      81,800          1,585
Oracle Systems Corp. (a)                             228,937         12,778
Parametric Technology Corp. (a)                       63,200            972
PeopleSoft, Inc. (a)                                  56,400          1,065
Perkin-Elmer Corp.                                    11,200          1,061
Pitney Bowes, Inc.                                    64,500          4,076
Rockwell International Corp.                          44,400          1,973
Scientific-Atlanta, Inc.                              19,100            620
Seagate Technology (a)                                57,000          1,649
Shared Medical Systems                                 5,500            281
Silicon Graphics, Inc. (a)                            43,500            693
Solectron Corp. (a)                                   54,600          2,440
Sun Microsystems, Inc. (a)                            88,400          8,602
Tandy Corp.                                           23,000          1,279
Tektronix, Inc.                                        9,400            183
Tellabs, Inc. (a)                                     46,300          3,701
Texas Instruments, Inc.                               90,600          8,080
Textron, Inc.                                         37,000          2,886
Thermo Electron Corp. (a)                             37,100            512
Thomas & Betts Corp.                                  13,100            546
TRW, Inc.                                             27,800          1,314
Unisys Corp. (a)                                      59,300          1,768
United Technologies Corp.                             53,600          6,640
Xerox Corp.                                          152,300          8,405
                                                                -----------
                                                                    487,762
                                                                -----------

TRANSPORTATION - 0.6%
Burlington Northern, Inc.                            111,507          3,694
CSX Corp.                                             50,200          1,970
FDX Corp. (a)                                         34,320          3,278
Laidlaw, Inc.                                         72,700            559
Navistar International Corp. (a)                      15,150            651
Norfolk Southern Corp.                                88,100          2,472
Ryder System, Inc.                                    17,600            475
Union Pacific Corp.                                   57,500          2,696
                                                                -----------
                                                                     15,795
                                                                -----------

UTILITIES - 10.0%
AES Corp. (a)                                         41,500          1,543
Airtouch Communications, Inc. (a)                    134,800         12,275
Alltel Corp.                                          63,700          3,814
Ameren Corp.                                          31,877          1,189
American Electric Power Co., Inc.                     45,200          1,881
Ameritech Corp.                                      259,400         16,958
AT&T Corp.                                           423,500         34,780
Baltimore Gas & Electric Co.                          35,800            917
Bell Atlantic Corp.                                  364,664         20,945
BellSouth Corp.                                      459,300         21,243
Carolina Power & Light Co.                            34,300          1,368
Central & Southwest Corp.                             48,000          1,191
Cinergy Corp.                                         38,126          1,113
Coastal Corp.                                         49,400          1,581
Columbia Energy Group                                 19,300            975
Consolidated Edison, Inc.                             54,600          2,553
Consolidated Natural Gas Co.                          22,800          1,253
Dominion Resources, Inc.                              46,100          1,781
DTE Energy Co.                                        33,700          1,331
Duke Energy Corp.                                     86,274          4,907
Eastern Enterprises, Inc.                              4,300            165
Edison International                                  81,900          2,088
Enron Corp.                                           77,100          5,012
Entergy Corp.                                         57,300          1,619
FirstEnergy Corp.                                     54,700          1,600
FPL Group, Inc.                                       42,400          2,181
Frontier Corp.                                        39,300          1,412
GPU, Inc.                                             29,700          1,184
GTE Corp.                                            227,200         14,740
MCI WorldCom, Inc. (a)                               429,789         35,458

                                                             Semiannual Report 9

SSGA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                    MARKET
                                                   NUMBER           VALUE
                                                     OF             (000)
                                                   SHARES             $
                                                 -----------     ----------
New Century Energies, Inc.                            27,000          1,095
Niagara Mohawk Power Corp.  (a)                       46,100            674
NICOR, Inc.                                           12,300            470
Northern States Power Co.                             35,400            914
PacifiCorp.                                           70,800          1,270
Peco Energy Co.                                       52,000          1,843
Peoples Energy Corp.                                   8,000            272
PG&E Corp.                                            87,800          2,766
PP&L Resources, Inc.                                  35,000            893
Public Service Enterprise
 Group, Inc.                                          52,700          2,003
Reliant Energy, Inc. NPV (a)                          66,110          1,773
Sonat, Inc.                                           25,600            648
Southern Co.                                         161,900          4,058
Sprint Corp.                                         100,000          8,580
Sprint Corp. (PCS Group) (a)                         102,500          3,279
Texas Utilities Co.                                   65,530          2,780
U.S. West, Inc. NPV                                  116,759          6,225
Unicom Corp.                                          50,400          1,792
Williams Cos. (The)                                  100,180          3,707
                                                                -----------
                                                                    244,099
                                                                -----------

TOTAL COMMON STOCKS
(cost $1,731,938)                                                 2,362,673
                                                                -----------

                                                   PRINCIPAL        MARKET
                                                    AMOUNT          VALUE
                                                    (000)           (000)
                                                      $               $
                                                   ---------      ---------
SHORT-TERM INVESTMENTS - 4.5%
 AIM Short-Term Investment
 Prime Portfolio Class A (b)                          79,683         79,683
Federated Investors Prime Cash
 Obligations Fund (b)                                 26,400         26,400
United States Treasury Bills
 4.405% due 03/18/99 (b)(c)(d)                         5,400          5,389
                                                                  ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $111,472)                                                     111,472
                                                                  ---------

TOTAL INVESTMENTS - 101.1%
(identified cost $1,843,410)(e)                                   2,474,145

OTHER ASSETS AND LIABILITIES,
NET - (1.1%)                                                        (27,860)
                                                                  ---------

NET ASSETS - 100.0%                                               2,446,285
                                                                  =========

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  Rate noted is yield-to-maturity.
(d) Held as collateral in connection with futures contracts purchased by the Fund.
(e)  See Note 2 for federal income tax information.

Abbreviations:
NPV - No Par Value
NV- Nonvoting

The accompanying notes are an integral part of the financial statements.

10  Semiannual Report

SSGA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                 UNREALIZED
                                                NUMBER          APPRECIATION
                                                  OF           (DEPRECIATION)
                                               CONTRACTS           (000)
                                              ----------       --------------
FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Financial Futures Contracts
  expiration date 03/99                               264       $      1,112
                                                                ------------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (S)                                       $      1,112
                                                                ============

(S) At February 28, 1999, United States Treasury Bills valued at $5,389 were held as collateral in connection with futures contracts purchased by the Fund.


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  11

SSGA
S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)     February 28, 1999 (Unaudited)

ASSETS
Investments at market (identified cost $1,843,410)(Note 2)........................................  $    2,474,145
Receivables:
  Dividends.......................................................................................           3,449
  Fund shares sold................................................................................           7,522
Short-term investments held as collateral for securities loaned, at market (Note 3)...............          44,261
                                                                                                    --------------

     Total Assets.................................................................................       2,529,377

LIABILITIES
Payables:
   Investments purchased............................................................  $     35,841
   Fund shares redeemed.............................................................         2,203
   Accrued fees to affiliates and trustees (Note 4).................................           348
   Other accrued expenses...........................................................            43
   Daily variation margin on futures contracts (Notes 2 and 3)......................           396
   Payable upon return of securities loaned, at market (Note 3).....................        44,261
                                                                                      ------------

   Total Liabilities..............................................................................          83,092
                                                                                                    --------------

NET ASSETS........................................................................................  $    2,446,285
                                                                                                    ==============
NET ASSETS CONSIST OF:
Undistributed net investment income...............................................................  $        6,177
Accumulated net realized gain (loss)..............................................................          43,412
Unrealized appreciation (depreciation) on:
 Investments......................................................................................         630,735
 Futures contracts................................................................................           1,112
Shares of beneficial interest.....................................................................             110
Additional paid-in capital........................................................................       1,764,739
                                                                                                    --------------

NET ASSETS........................................................................................  $    2,446,285
                                                                                                    ==============

NET ASSET VALUE, offering and redemption price per share:
 ($2,446,285,056 divided by 109,809,478 shares of $.001 par value
    shares of beneficial interest outstanding)....................................................  $        22.28
                                                                                                    ==============

The accompanying notes are an integral part of the financial statements.

12 Semiannual Report

SSGA
S&P 500 INDEX FUND

STATEMENT OF OPERATIONS
Amounts in thousands      For the Six Months Ended February 28, 1999 (Unaudited)

INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $69).................................................  $       15,954
 Interest.........................................................................................             149
                                                                                                    --------------

   Total Investment Income........................................................................          16,103

EXPENSES (Notes 2 and 4):
 Advisory fees...................................................................... $       1,032
 Administrative fees................................................................           340
 Custodian fees.....................................................................           200
 Distribution fees..................................................................           450
 Transfer agent fees................................................................           110
 Professional fees..................................................................            12
 Registration fees..................................................................           192
 Shareholder servicing fees.........................................................           537
 Trustees' fees.....................................................................            23
 Miscellaneous......................................................................            30
                                                                                     -------------

 Expenses before reductions.........................................................         2,926
 Expense reductions (Note 4)........................................................        (1,032)
                                                                                     -------------

   Expenses, net..................................................................................           1,894
                                                                                                    --------------

Net investment income.............................................................................          14,209
                                                                                                    --------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
 Investments........................................................................        50,484
 Futures contracts..................................................................         5,815          56,299
                                                                                     -------------
Net change in unrealized appreciation or depreciation of:
 Investments........................................................................       429,566
 Futures contracts..................................................................         5,415         434,981
                                                                                     -------------  --------------

Net gain (loss) on investments......................................................                       491,280
                                                                                                    --------------

Net increase (decrease) in net assets resulting from operations.....................                $      505,489
                                                                                                    ==============

The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report 13

SSGA
S&P 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                       FOR THE SIX          FOR THE
                                                                                       MONTHS ENDED       FISCAL YEAR
                                                                                    FEBRUARY 28, 1999        ENDED
                                                                                       (UNAUDITED)      AUGUST 31, 1998
                                                                                    -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income..........................................................     $      14,209       $      23,375
  Net realized gain (loss).......................................................            56,299             201,226
  Net change in unrealized appreciation or depreciation..........................           434,981            (163,674)
                                                                                      -------------       -------------

     Net increase (decrease) in net assets resulting from operations.............           505,489              60,927
                                                                                      -------------       -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income..........................................................           (13,923)            (23,141)
  Net realized gain on investments...............................................          (211,531)            (51,231)
                                                                                      -------------       -------------

     Total Distributions to Shareholders.........................................          (225,454)            (74,372)
                                                                                      -------------       -------------

FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from Fund share transactions (Note 5).....           550,337             329,787
                                                                                      -------------       -------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS......................................           830,372             316,342

NET ASSETS
  Beginning of period............................................................         1,615,913           1,299,571
                                                                                      -------------       -------------
  End of period (including undistributed net investment income of
    $6,177 and $5,891, respectively).............................................     $   2,446,285       $   1,615,913
                                                                                      =============       =============

The accompanying notes are an integral part of the financial statements.

14  Semiannual Report

SSGA
S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                             YEARS ENDED AUGUST 31,
                                                                             ------------------------------------------------------
                                                                    1999*       1998        1997        1996       1995      1994
                                                                 ----------  ----------  ----------  ----------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD...........................  $    19.42  $    18.96  $    14.41  $    12.81  $  10.89  $  10.72
                                                                 ----------  ----------  ----------  ----------  --------  --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (a)....................................         .14         .31         .32         .32       .29       .26
  Net realized and unrealized gain (loss)
     on investments. ..........................................        5.29        1.18        5.22        1.98      1.95       .29
                                                                 ----------  ----------  ----------  ----------  --------  --------
     Total Income From Investment Operations...................        5.43        1.49        5.54        2.30      2.24       .55
                                                                 ----------  ----------  ----------  ----------  --------  --------
DISTRIBUTIONS:
  Net investment income........................................        (.15)       (.32)       (.32)       (.31)     (.29)     (.26)

  Net realized gain on investments.............................       (2.42)       (.71)       (.67)       (.39)     (.03)     (.12)
                                                                 ----------  ----------  ----------  ----------  --------  --------
     Total Distributions.......................................       (2.57)      (1.03)       (.99)       (.70)     (.32)     (.38)
                                                                 ----------  ----------  ----------  ----------  --------  --------
NET ASSET VALUE, END OF PERIOD.................................  $    22.28  $    19.42  $    18.96  $    14.41  $  12.81  $  10.89
                                                                 ==========  ==========  ==========  ==========  ========  ========
TOTAL RETURN (%)(b)............................................       30.16        7.91       40.30       18.46     21.11      5.29

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted).....................   2,446,285   1,615,913   1,299,571     704,683   545,200   361,712

  Ratios to average net assets (%)(c):
     Operating expenses, net (d)...............................         .18         .17         .16         .18       .19       .15
     Operating expenses, gross (d).............................         .28         .27         .26         .28       .29       .25
     Net investment income. ...................................        1.38        1.50        2.00        2.32      2.76      2.69

  Portfolio turnover rate (%)(c)...............................       11.64       26.17        7.54       28.72     38.56      7.97


*    For the six months ended February 28, 1999 (Unaudited).
(a) For the period ended February 28, 1999, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for the period ended February 28, 1999 are annualized.
(d)  See Note 4 for current period amounts.

                                                            Semiannual Report 15

SSGA
S&P 500 INDEX FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)


1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

   International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

   Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.


16 Semiannual Report

SSGA
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

  FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

  It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal taxes and no federal income tax provision was required.

  The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1999 are as follows:

                                                                                 NET
                                                                              UNREALIZED
                 FEDERAL TAX       UNREALIZED        UNREALIZED              APPRECIATION
                     COST         APPRECIATION     (DEPRECIATION)           (DEPRECIATION)
              ---------------   ---------------    ----------------       ----------------
              $ 1,844,511,035   $   886,557,837    $   (256,923,872)      $   629,633,965


  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

  The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

  EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

  REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

                                                           Semiannual Report 17

SSGA
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. These instruments offer unique characteristics and risks that assist the Fund to meet its investment objective.

   The Fund typically uses derivatives for cash equitization. Cash equitization is a technique that is used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. By purchasing certain instruments, a fund may more effectively achieve the desired portfolio characteristics that allow the Fund to meet its investment objective. The Fund uses futures and options contracts solely for the purpose of cash management. The primary risks associated with the use of derivatives are generally categorized as market risk.

   FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases and sales of investment securities, excluding short-term investments, futures contracts and repurchase agreements, aggregated to $411,102,385, and $116,893,287, respectively.

   FUTURES TRANSACTIONS: The Fund's transactions in futures contracts for the period ended February 28, 1999 were as follows:

                                                   FUTURES CONTRACTS
                                               ----------------------------
                                                             AGGREGATE
                                             NUMBER OF     FACE VALUE OF
                                             CONTRACTS     CONTRACTS (1)
                                           -------------  --------------
    Outstanding at August 31, 1998                  125   $   34,115,968
    Contracts opened                              1,142      323,337,979
    Contracts closed                             (1,003)    (277,023,402)
                                           ------------   --------------
    Outstanding at February 28, 1999                264   $   80,430,546
                                           ============   ==============


    (1) The aggregate face value of contracts is computed on the date each contract was opened.

    SECURITIES LENDING: Effective December 17, 1998, the Investment Company started its securities lending program. The program allows each Fund to loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.


18 Semiannual Report

SSGA
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 1999, the value of outstanding securities on loan and the value of collateral amounted to $42,795,732 and $44,260,555, respectively.

4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .10% of its average daily net assets. For the period September 1, 1998 to December 30, 1998, the Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceed .15% of its average daily net assets on an annual basis. Beginning January 1, 1999, the Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceed .18% of its average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented on the accompanying Statement of Operations.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, up to a maximum of 5%, for the period January 1, 1998 to December 31, 1998 and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

                                                            Semiannual Report 19

SSGA
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

  DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

  The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

  The Fund has entered into service agreements with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .050%, .050% and .100% to the Adviser, RIS, Commercial Banking, and Solutions, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $255,896, and $40,077, $265, and $56,505, by the Adviser, RIS, Commercial Banking and Solutions, respectively.

  The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

  AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with State Street Brokerage Services, Inc. ("SSBSI"), an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $112,136 for the period ended February 28, 1999.

  BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

20 Semiannual Report

SSGA
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

  ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

     Administration fees                    $   80,540
     Custodian fees                             32,272
     Distribution fees                           5,848
     Shareholder servicing fees                226,191
     Transfer agent fees                         1,705
     Trustees' fees                              1,890
                                            ----------
                                            $  348,446
                                            ==========


   BENEFICIAL INTEREST: As of February 28, 1999, one shareholder was a record owner of approximately 11% of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                         FOR THE PERIODS ENDED
                                             ---------------------------------------------
                                               FEBRUARY 28, 1999        AUGUST 31, 1998
                                             ---------------------------------------------
                                              SHARES     DOLLARS      SHARES     DOLLARS
                                             --------    -------     --------   ---------
   Proceeds from shares sold                   38,857    $830,561      60,545   $1,239,668
   Proceeds from reinvestment of
    distributions                              11,277     218,209       3,678       71,888
   Payments for shares redeemed               (23,539)   (498,433)    (49,549)    (981,769)
                                             --------    --------    --------   ----------

   Total net increase (decrease)               26,595    $550,337      14,674   $  329,787
                                             ========    ========    ========   ==========

6. LINE OF CREDIT
   The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the Aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its total assets under the agreement.

7. DIVIDENDS
   On March 1, 1999, the Board of Trustees declared a dividend of $.0572 from net investment income, payable on March 5, 1999 to shareholders of record on March 2, 1999.

                                                            Semiannual Report 21

SSGA S&P 500 INDEX FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President, Treasurer and CEO
  Mark E. Swanson, Assistant Secretary, Assistant Treasurer and Principal
      Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Rick J. Chase, Assistant Secretary
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  One Post Office Square
  Boston, Massachusetts 02109


22 Semiannual Report

                                 SSGA(R) FUNDS

                              SPECIAL EQUITY FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents

                                                                           Page
     Financial Statements................................................    3

     Financial Highlights................................................   10

     Notes to Financial Statements.......................................   11

     Fund Management and Service Providers...............................   16


"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further details. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
SPECIAL EQUITY FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                               MARKET
                                   NUMBER       VALUE
                                     OF         (000)
                                   SHARES         $
                                  --------     ------
COMMON STOCKS - 99.7%
BASIC INDUSTRIES - 2.5%
AK Steel Holding Corp.                4,700       103
Brady Corp. Class A                   2,400        56
International Specialty
 Products, Inc. (a)                   3,000        26
Premark International, Inc.           4,300       137
Solutia, Inc.                         3,200        58
                                               ------
                                                  380
                                               ------

CAPITAL GOODS - 5.7%
Brown & Sharpe
 Manufacturing Co. (a)                3,900        28
D.R. Horton, Inc.                     9,000       143
General Cable Corp.                   2,850        54
Gleason Corp.                         2,500        41
Harmon Industries, Inc.               2,200        44
Hussmann International, Inc.         10,300       145
Park Electrochemical Corp.            7,200       195
Simpson
 Manufacturing Co., Inc. (a)          1,500        53
Terex Corp. (a)                       6,700       173
                                               ------
                                                  876
                                               ------

CONSUMER BASICS - 7.7%
Apria Healthcare Group, Inc. (a)     18,700       167
Bergen Brunswig Corp. Class A         2,000        49
Biogen, Inc. (a)                      1,900       182
Curative Health Services Inc. (a)     2,100        23
IBP, Inc.                             4,500       101
International Home
 Foods, Inc. New (a)                  9,900       155
Medicis Pharmaceutical Corp. Class
 A. (a)                               1,950        74
Medtronic, Inc.                       2,148       152
Michael Foods, Inc.                   1,800        33
Omega Protein Corp. (a)               2,900        18
PacifiCare Health Systems, Inc.
 Class B (a)                          2,100       151
Priority Healthcare Corp.
 Class B (a)                            865        33
ResMed, Inc. (a)                      1,600        50
                                               ------
                                                1,188
                                               ------

CONSUMER DURABLES - 4.2%
Best Buy Co. (a)                      3,100       288
Furniture Brands
 International, Inc. (a)              3,700        79
La-Z-Boy Chair Co.                    2,100        39
Linens 'N Things, Inc. (a)            2,500        90
Meritor Automotive, Inc.              4,800        76
O'Sullivan Industries
 Holdings, Inc. (a)                   5,300        55
Tower Automotive, Inc. (a)            1,600        30
                                               ------
                                                  657
                                               ------

CONSUMER NON-DURABLES - 10.3%
AMERCO (a)                            2,200        48
American Eagle Outfitters, Inc. (a)   3,500       241
Bacou USA, Inc. (a)                   4,300        90
Department 56, Inc. (a)               4,600       153
Finlay Enterprises, Inc. (a)          3,900        34
Footstar, Inc. (a)                    2,300        59
Intimate Brands, Inc. Class A         4,900       193
Musicland Stores Corp. (a)           13,700       162
Nu Skin Enterprises, Inc.
 Class A (a)                          8,900       186
Quicksilver, Inc. (a)                 5,800       197
ShopKo Stores, Inc. (a)               1,000        31
Zale Corp. (a)                        6,300       208
                                               ------
                                                1,602
                                               ------

CONSUMER SERVICES - 3.9%
Alaska Air Group, Inc. (a)              800        41
Amtran, Inc. (a)                      5,400       116


                                                             Semiannual Report 3

SSGA
SPECIAL EQUITY FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)


                                               MARKET
                                   NUMBER       VALUE
                                     OF         (000)
                                   SHARES         $
                                  --------     ------
Galileo International, Inc.           5,200       263
Sonic Corp. (a)                       7,950       190
                                               ------
                                                  610
                                               ------

ENERGY - 0.7%
Murphy Oil Corp.                      1,400        48
PennzEnergy Co.                       6,500        61
                                               ------
                                                  109
                                               ------

FINANCE - 17.3%
Affiliated Managers Group, Inc. (a)   3,200        83
Ambac Financial Group, Inc.           2,200       123
ARM Financial Group, Inc. Class A     7,600       118
City National Corp.                   3,700       119
CORUS Bankshares, Inc.                1,900        62
Dime Bancorp, Inc.                    2,500        62
Everest Reinsurance Holdings, Inc.    2,600        86
Fidelity National Financial           7,390       148
First American Financial Corp.        6,300       148
FirstFed Financial Corp.  (a)         3,600        61
Flagstar Bancorp, Inc.                8,900       249
Gallagher (Arthur J.) & Co.           4,800       229
Golden State Bancorp, Inc. (a)        3,000        53
Hamilton Bancorp, Inc. (a)            7,500       173
Harbor Florida Bancshares, Inc.       5,700        65
Hibernia Corp. Class A               13,500       219
Investment Technology
 Group, Inc. (a)                      1,400        57
LandAmerica Financial Group, Inc.     2,800       101
North Fork Bancorp, Inc.              5,850       129
PFF Bancorp, Inc. (a)                 4,100        70
Resource America, Inc. Class A        3,000        32
UnionBanCal Corp.                     5,800       182
Webster Financial Corp.               3,800       117
                                             --------
                                                2,686
                                             --------

GENERAL BUSINESS - 12.0%
Acclaim Entertainment, Inc. (a)      14,100       110
Advo Systems, Inc.  (a)               2,200        44
Convergys Corp. NPV (a)               4,100        71
Cox Radio, Inc. Class A (a)           2,300       101
Hearst-Argyle Television, Inc. (a)    3,300        87
McClatchy Co. Class A                 6,700       214
Merrill Corp.                         3,100        52
Modis Professional
 Services, Inc. (a)                   3,000        41
Nielsen Media Research (a)            8,600       169
Pulitzer Publishing Co.               1,000        80
Reynolds & Reynolds Co. Class A       6,000       113
SABRE Group Holdings, Inc. (The),
 Class A (a)                          4,600       181
True North Communications, Inc.       4,500       105
United Stationers, Inc. (a)           6,400       116
Valassis Communications, Inc. (a)     3,600       173
Viad Corp.                            7,800       206
                                             --------
                                                1,863
                                             --------

MISCELLANEOUS - 5.1%
Apartment Investment & Management
 Co. REIT Class A                     3,600       141
Brandywine Realty Trust               1,600        26
Cabot Industrial Trust                2,900        55
CBL & Associates Properties, Inc.     1,200        30
Franchise Finance Corp.
 of America                           1,300        29
General Growth Properties, Inc.       1,100        37
Health Care REIT, Inc.                1,700        39
Host Marriott Corp. (a)               2,934        32
Kimco Realty Corp. REIT                 900        34
Liberty Property Trust REIT           4,400        96
LNR Property Corp.                    2,100        39
MGI Properties                        1,000        28

4 Semiannual Report

SSGA
SPECIAL EQUITY FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)


                                               MARKET
                                   NUMBER       VALUE
                                     OF         (000)
                                   SHARES         $
                                  --------     ------
New Century Energies, Inc.              100         4
Pacific Gulf Properties, Inc.         1,900        38
Reckson Associates Realty Corp.
     REIT                             7,600       162
                                               ------
                                                  790
                                               ------

SHELTER - 3.9%
Champion Enterprises, Inc. (a)        2,700        53
Ryland Group, Inc. (The)              8,300       212
Universal Forest Products, Inc.       4,500        90
USG Corp.                             3,900       195
Walter Industries, Inc. (a)           3,900        48
                                               ------
                                                  598
                                               ------

TECHNOLOGY - 16.8%
Avant! Corp. (a)                      3,000        51
BMC Software, Inc. (a)                1,800        74
CHS Electronics, Inc. (a)            10,800        76
Compuware Corp. (a)                   2,000       112
Cordant Technologies, Inc.            2,600       101
Data Processing Corp. (a)             6,300       120
Esterline Corp.  (a)                  3,500        60
Gentex Corp. (a)                      2,600        56
Jabil Circuit, Inc. (a)               5,600       183
Keane, Inc. (a)                       1,800        56
Learning Co., Inc. (The) (a)          5,800       169
Lexmark International Group, Inc.
 Class A (a)                          1,700       175
Metro Information
 Services, Inc. (a)                   7,300       158
NeoMagic Corp. (a)                    3,800        42
Periphonics Corp. (a)                 6,600        68
PMC - Sierra, Inc. (a)                3,200       226
Pomeroy Computer
 Resources, Inc. (a)                  9,100       205
Project Software &
 Development, Inc. (a)                4,000        97
Sterling Software, Inc. (a)           3,700        94
Sundstrand Corp.                      2,400       162
Tech Data Corp. (a)                   3,600        61
USWeb Corp. (a)                       5,600       188
Vitesse Semiconductor Corp. (a)       1,500        68
                                               ------
                                                2,602
                                               ------

TRANSPORTATION - 3.2%
Airborne Freight Corp.                1,300        51
Hertz Corp. Class A                   3,200       127
Landstar Systems, Inc. (a)            1,800        67
Rollins Truck Leasing Corp.           6,300        67
Swift Transportation Co, Inc. (a)     3,100        93
Trinity Industries, Inc.              2,500        83
                                               ------
                                                  488
                                               ------

UTILITIES - 6.4%
Allegheny Energy, Inc.                4,000       119
Calpine Corp. (a)                     3,500       115
CellStar Corp. (a)                    8,600        96
Cincinnati Bell, Inc.                 4,100        81
Conectiv, Inc.                        5,400       114
Dycom Industries, Inc. (a)            2,800       111
Kansas City Power & Light Co.         1,900        48
MCN Energy Group, Inc.                5,900       105
MDU Resources Group, Inc.             2,500        59
Powertel, Inc. (a)                    2,300        29
Rochester Gas & Electric Corp.        2,900        77
Southwestern Energy Co.               7,100        39
                                               ------
                                                  993
                                               ------

TOTAL COMMON STOCKS
(cost $16,433)                                 15,442
                                               ------

                                                             Semiannual Report 5

SSGA
SPECIAL EQUITY FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                               MARKET
                                   NUMBER       VALUE
                                     OF         (000)
                                   SHARES         $
                                  --------     ------
SHORT-TERM INVESTMENTS - 1.0%
AIM Short-Term Investment Prime
 Portfolio Class A (b)                   86        86
Federated Investors Prime Cash
 Obligations Fund (b)                    69        69
                                               ------
TOTAL SHORT-TERM INVESTMENTS
(cost $155)                                       155
                                               ------

TOTAL INVESTMENTS - 100.7%
(identified cost $16,588)(c)                   15,597

OTHER ASSETS AND LIABILITIES,
NET - (0.7%)                                     (104)
                                               ------

NET ASSETS - 100.0%                            15,493
                                               ======

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.

Abbreviations:
NPV - No Par Value
REIT - Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

6 Semiannual Report

SSGA
SPECIAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)    February 28, 1999 (Unaudited)

ASSETS
Investments at market (identified cost $16,588)(Note 2)...........     $   15,597
Dividends receivable..............................................              8
Prepaid expenses..................................................             22
Short-term investments held as collateral for
securities loaned, at market (Note 3).............................          2,139
                                                                       ----------
   Total Assets...................................................         17,766

LIABILITIES
Payables:
 Investments purchased...............................      $    90
 Accrued fees to affiliates and trustees (Note 4)               21
 Other accrued expenses..............................           23
Payable upon return of securities loaned, at market
(Note 3).............................................        2,139
                                                           -------
   Total Liabilities..............................................          2,273
                                                                       ----------

NET ASSETS........................................................     $   15,493
                                                                       ==========

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)..............................     $   (2,369)
Unrealized appreciation (depreciation) on investments.............           (991)
Shares of beneficial interest.....................................              2
Additional paid-in capital........................................         18,851
                                                                       ----------

NET ASSETS........................................................     $   15,493
                                                                       ==========

NET ASSET VALUE, offering and redemption price per
 share: ($15,493,153 divided by 1,893,487 shares of
   $.001 par value shares of beneficial interest
   outstanding)...................................................     $     8.18
                                                                       ==========

The accompanying notes are an integral part of the financial statements.

                                                             Semiannual Report 7

SSGA
SPECIAL EQUITY FUND

STATEMENT OF OPERATIONS
Amounts in thousands     For the Six Months Ended February 28, 1999 (Unaudited)

INVESTMENT INCOME:
 Dividends..........................................................    $        85
 Interest...........................................................              1
                                                                        -----------
   Total Investment Income..........................................             86

EXPENSES (Notes 2 and 4):
 Advisory fees.........................................  $        56
 Administrative fees...................................            2
 Custodian fees........................................           10
 Distribution fees.....................................           12
 Transfer agent fees...................................            6
 Professional fees.....................................            5
 Registration fees.....................................           20
 Shareholder servicing fees............................            2
                                                         -----------

 Expenses before reductions............................          113
 Expense reductions (Note 4)...........................          (31)
                                                         -----------

   Expenses, net....................................................             82
                                                                        -----------

Net investment income...............................................              4
                                                                        -----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments...........................         (1,795)
Net change in unrealized appreciation or
depreciation of investments.........................................          3,617
                                                                        -----------
Net gain (loss) on investments......................................          1,822
                                                                        -----------

Net increase (decrease) in net assets resulting
from operations.....................................................    $     1,826
                                                                        ===========


The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSGA
SPECIAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                FOR THE SIX         FOR THE
                                                MONTHS ENDED        PERIOD
                                             FEBRUARY 28, 1999  MAY 1, 1998* TO
                                                (UNAUDITED)     AUGUST 31, 1998
                                             -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income.....................       $      4         $     14
 Net realized gain (loss)..................         (1,795)            (574)
 Net change in unrealized appreciation or
 depreciation..............................          3,617           (4,608)
                                             -----------------  ---------------
   Net increase (decrease) in net assets
   resulting from operations...............          1,826           (5,168)
                                             -----------------  ---------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income.....................            (18)              --
                                             -----------------  ---------------

FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets
 from Fund share transactions (Note 5).....            539           18,314
                                             -----------------  ---------------

TOTAL NET INCREASE (DECREASE) IN NET
ASSETS.....................................          2,347           13,146

NET ASSETS
 Beginning of period.......................         13,146               --
                                             -----------------  ---------------
 End of period (including undistributed
   net investment income of $14 at August
   31, 1998)...............................       $ 15,493         $ 13,146
                                             =================  ===============


* Commencement of operations.



The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report 9

SSGA
SPECIAL EQUITY FUND



FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             1999*       1998**
                                                          ---------    --------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $    7.17    $  10.00
                                                          ---------    --------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (a)..............................         --         .01
 Net realized and unrealized gain (loss) on investments.       1.02       (2.84)
                                                          ---------    --------

   Total Income From Investment Operations..............       1.02       (2.83)
                                                          ---------    --------

DISTRIBUTIONS:
 Net investment income..................................       (.01)         --
                                                          ---------    --------

NET ASSET VALUE, END OF PERIOD..........................  $    8.18    $   7.17
                                                          =========    ========

TOTAL RETURN (%)(b).....................................      14.23      (28.30)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted)...............     15,493      13,146

 Ratios to average net assets (%)(c):
   Operating expenses, net (d)..........................       1.10        1.10
   Operating expenses, gross (d)........................       1.52        1.55
   Net investment income................................        .05         .24

 Portfolio turnover rate (%)(c).........................     140.22       88.36

*   For the six months ended February 28, 1999 (Unaudited).
**  For the period May 1, 1998 (commencement of operations) to August 31, 1998.
(a) For the period ended February 28, 1999, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for the periods ended February 28, 1999 and August 31, 1998 are annualized.
(d) See Note 4 for current period amounts.


10  Semiannual Report

SSGA
SPECIAL EQUITY FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1999 (Unaudited)
1.   ORGANIZATION
     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA Special Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.


2. SIGNIFICANT ACCOUNTING POLICIES The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions from Real Estate Investment Trusts ("REITs") owned by the Special Equity Fund may have as their components dividend income, capital gains and/or returns of capital. Distributions that are deemed to be capital gains or returns of capital by the trusts are treated by the Fund, respectively, as an adjustment to its realized capital gains or its cost of the investment. The exact amount to be adjusted can be ascertained only at the end of each REIT's fiscal year when finally determined and reported by the various trusts.


                                                           Semiannual Report  11

SSGA
SPECIAL EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1999 (Unaudited)

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $574,329 incurred from May 1, 1998 to August 31, 1998, and treat it as arising in fiscal year 1999.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1999 are as follows:

                                                                                  NET
                                                                               UNREALIZED
                 FEDERAL TAX             UNREALIZED        UNREALIZED         APPRECIATION
                     COST               APPRECIATION     (DEPRECIATION)      (DEPRECIATION)
                -------------          --------------   ----------------    ----------------
                $16,588,003              $    14,857       $ (1,005,860)      $ (991,003)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in REITs and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-

12  Semiannual Report

SSGA
SPECIAL EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1999 (Unaudited)

     party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS
     INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases and sales of investment securities, excluding short-term investments and futures contracts aggregated to $11,104,034 and $10,431,404, respectively.

     SECURITIES LENDING: Effective December 17, 1998, the Investment Company started its securities lending program. The program allows each Fund to loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 1999, the value of outstanding securities on loan and the value of collateral amounted to $2,065,069 and $2,139,200, respectively.


4.   RELATED PARTIES
     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net assets on an annual basis. As of February 28, 1999, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the

                                                           Semiannual Report  13

SSGA
SPECIAL EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1999 (Unaudited)

     Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0 up to and including $500 million -.06%; over $500 million to and including $1 billion -.05%; over $1 billion -.03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% for the period May 1, 1998 to December 31, 1998, and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $1,867 and $48 by the Adviser and SSBSI, respectively. The Fund did not incur any expenses from RIS, Commercial Banking, and Solutions during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

14  Semiannual Report

SSGA
SPECIAL EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1999 (Unaudited)

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:



          Advisory fees                       $19,912
          Administration fees                     494
          Custodian fees                          275
          Distribution fees                       138
          Shareholder servicing fees              379
          Transfer agent fees                      90
          Trustees' fees                           27
                                              -------
                                              $21,315
                                              =======


     BENEFICIAL INTEREST: As of February 28, 1999, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 95% of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                 FOR THE PERIOD MAY 1, 1998
                                        FOR THE PERIOD ENDED    (COMMENCEMENT OF OPERATIONS)
                                        FEBRUARY 28, 1999           TO AUGUST 31, 1998
                                        ---------------------   ------------------------------
                                         SHARES     DOLLARS        SHARES          DOLLARS
                                        ---------   ---------  -------------   ---------------
     Proceeds from shares sold........         86     $735          1,833           $18,319
     Proceeds from reinvestment of
      distributions...................          2       17             --                --
     Payments for shares redeemed.....        (27)    (213)            (1)               (5)
                                        ----------  --------   ------------   --------------
     Total net increase (decrease)....         61     $539          1,832           $18,314
                                        ==========  ========   ============   ==============

6.   LINE OF CREDIT

     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's total assets under the agreement.

                                                            Semiannual Report 15

SSGA SPECIAL EQUITY FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 William L. Marshall
 Steven J. Mastrovich
 Patrick J. Riley
 Richard D. Shirk
 Bruce D. Taber
 Henry W. Todd

OFFICERS
 Lynn L. Anderson, President, Treasurer and CEO
 Mark E. Swanson, Assistant Secretary, Assistant Treasurer and Principal
   Accounting Officer
 J. David Griswold, Vice President and Secretary
 Deedra S. Walkey, Assistant Secretary
 Rick J. Chase, Assistant Secretary
 Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
 State Street Bank and Trust Company
 225 Franklin Street
 Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171
 (800) 647-7327

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 One International Place, 27th Floor
 Boston, Massachusetts 02110
 (800) 997-7327

ADMINISTRATOR
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, Washington 98402

LEGAL COUNSEL
 Goodwin, Procter & Hoar LLP
 Exchange Place
 Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 One Post Office Square
 Boston, Massachusetts 02109


16  Semiannual Report

                                 SSGA(R) FUNDS

                          TAX FREE MONEY MARKET FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents

                                                                      Page
       Financial Statements..........................................    3

       Financial Highlights..........................................   15

       Notes to Financial Statements.................................   16

       Fund Management and Service Providers.........................   20


"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
TAX FREE MONEY MARKET FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                  PRINCIPAL
                                                   AMOUNT                   DATE           VALUE
                                                    (000)      RATE          OF            (000)
                                                      $         %         MATURITY*          $
                                                   -------   -------     -----------      --------
MUNICIPAL BONDS - 99.6%
ALABAMA - 5.3%
Mobile, Alabama Improvement Warrants (a)........     500     5.200          08/15/99           505
Montgomery, Alabama Special Care
 Facilities Financing Authority Revenue
 Series E, weekly demand (a)....................   4,600     3.050 (2)      12/01/30         4,600
Montgomery, Alabama Special Care
 Facilities Financing Authority Revenue
 Series H, weekly demand (a)....................   7,095     3.050 (2)      12/01/30         7,095
University of Alabama Revenue Series A,
 weekly demand..................................   3,800     2.750 (2)      10/01/07         3,800
                                                                                         ---------
                                                                                            16,000
                                                                                         ---------

ALASKA - 1.2%
Alaska Industrial Development & Export
 Authority Revenue Lot 5, monthly
demand..........................................   2,165     3.000 (3)      07/01/03         2,165
Alaska Industrial Development & Export
 Authority Revenue Lot 6, monthly
demand..........................................   1,480     3.000 (3)      07/01/01         1,480
                                                                                         ---------
                                                                                             3,645
                                                                                         ---------

ARKANSAS - 1.0%
Arkansas, State of , Development
 Financial Authority Health Care
 Facilities Revenue Series B, weekly
 demand.........................................   3,100     2.950 (2)      06/01/12         3,100
                                                                                         ---------
COLORADO - 0.3%
Colorado Springs, Colorado General
 Obligation (pre-refunded 09/01/99)(b)..........   1,000     7.000          09/01/07         1,019
                                                                                         ---------
CONNECTICUT - 0.8%
Connecticut State Health & Educational
 Facilities Authority Revenue
 Series T-2, weekly demand......................   2,500     2.650 (2)      07/01/27         2,500
                                                                                         ---------
DISTRICT OF COLUMBIA - 1.6%
District of Columbia Revenue, weekly
 demand (a).....................................   1,900     2.950 (2)      10/01/15         1,900
District of Columbia Revenue Series B,
 weekly demand .................................   2,200     3.250 (2)      08/15/38         2,200
Metropolitan Washington D.C. Airports
 Authority, Virginia General Airport
 Revenue Series C, weekly demand................     700     3.000 (2)      10/01/27           700
                                                                                         ---------
                                                                                             4,800
                                                                                         ---------

                                                             Semiannual Report 3

SSGA
TAX FREE MONEY MARKET FUND

                                               STATEMENT OF NET ASSETS CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT                   DATE           VALUE
                                                       (000)      RATE          OF            (000)
                                                         $         %         MATURITY*          $
                                                      -------   -------     -----------      -------
FLORIDA - 5.2%
Dade County, Florida Industrial
 Development Authority Revenue Series
 A, weekly demand...................................    500      2.950 (2)     01/01/16           500
Dade County, Florida Industrial
 Development Authority Revenue Series
 B, weekly demand...................................    900      2.950 (2)     01/01/16           900
Dade County, Florida Industrial
 Development Authority Revenue Series
 C, weekly demand...................................    500      2.950 (2)     01/01/16           500
Dade County, Florida Industrial
 Development Authority Revenue Series
 D, weekly demand...................................    100      2.950 (2)     01/01/16           100
Florida State Board of Education
 Capital Outlay General Obligation
 Series SGA 67, daily demand........................  6,700      3.250 (1)     06/01/22         6,700
Jacksonville, Florida Electric
 Authority Revenue Series SGA 17,
 weekly demand......................................  2,000      3.120 (2)     10/01/20         2,000
Manatee County, Florida Pollution
 Control Revenue, daily demand......................    500      3.200 (1)     09/01/24           500
Putnam County, Florida Development
 Authority Pollution Control Revenue,
 monthly demand.....................................    400      3.200 (3)     09/01/24           400
Putnam County, Florida Development
 Authority Pollution Control Revenue
 Series H-4, semiannual demand......................  3,000      3.300 (4)     03/15/14         3,000
St. Lucie County, Florida Pollution
 Control Revenue, daily demand......................  1,000      3.200 (1)     01/01/26         1,000
                                                                                            ---------
                                                                                               15,600
                                                                                            ---------

GEORGIA - 6.6%
Clayton County, Georgia Housing
 Authority Multifamily Housing Revenue
 Series A, weekly demand............................  2,315      2.950 (2)     01/01/21         2,315
Clayton County, Georgia Housing
 Authority Multifamily Housing Revenue
 Series D, weekly demand............................  2,200      2.950 (2)     01/01/21         2,200
De Kalb County, Georgia Housing
 Authority Multifamily Housing Revenue,
 weekly demand......................................  5,500      2.950 (2)     06/15/25         5,500
Georgia Municipal Electric Authority
 Series D, weekly demand............................  9,000      2.950 (2)     01/01/22         9,000
Monroe County, Georgia Development
 Authority Pollution Control Revenue,
 daily demand.......................................  1,000      3.250 (1)     07/01/25         1,000
                                                                                            ---------
                                                                                               20,015
                                                                                            ---------

ILLINOIS - 1.2%
Illinois Finance Authority Economic
 Development Revenue, weekly demand.................    700      3.050 (2)     12/01/09           700
Illinois Student Assistance Common
 Student Loan Revenue Series A,
 weekly demand (a)..................................  3,000      3.050 (2)     09/01/32         3,000
                                                                                            ---------
                                                                                                3,700
                                                                                            ---------

4 Semiannual Report

SSGA
TAX FREE MONEY MARKET FUND

                                               STATEMENT OF NET ASSETS CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT                   DATE           VALUE
                                                       (000)      RATE          OF            (000)
                                                         $         %         MATURITY*          $
                                                      -------   -------     -----------      -------
INDIANA - 2.1%
Indiana State Office Building Common
 Capital Complex Revenue Series B (a)...............    3,000    7.100        07/01/99          3,040
Indianapolis, Indiana Local Public
 Improvement Board Bank Notes Series G..............    3,325    3.500        07/12/99          3,331
                                                                                            ---------
                                                                                                6,371
                                                                                            ---------

IOWA - 4.2%
Des Moines, Iowa Commercial Development
 Revenue, semiannual demand.........................    2,700    2.900 (4)    04/01/15          2,700
Iowa Finance Authority Hospital
 Facility Revenue Series B, weekly
 demand (a).........................................   10,000    3.000 (2)    01/01/28         10,000
                                                                                            ---------
                                                                                               12,700
                                                                                            ---------

KENTUCKY - 5.0%
Kentucky Asset and Liability Common
 General Fund Revenue Tax and Revenue
 Anticipation Notes Series A........................    5,000    4.500        06/25/99          5,014
Kentucky Economic Development Finance
 Authority Revenue Pooled Hospital Loan,
 weekly demand......................................   10,000    3.050 (2)    08/01/18         10,000
                                                                                            ---------
                                                                                               15,014
                                                                                            ---------

LOUISIANA - 1.1%
Ascension Parish, Louisiana Pollution
 Control Revenue, weekly demand.....................      700    2.900 (2)    12/01/09            700
Louisiana Public Facilities Authority
 Revenue Series B
 (pre-refunded 06/01/99)(b).........................    2,500    7.375        06/01/19          2,576
                                                                                            ---------
                                                                                                3,276
                                                                                            ---------

MARYLAND - 2.1%
Maryland, State of, Health & Higher
 Educational Facilities Authority
 Revenue (pre-refunded 07/01/99)(a)(b)..............    2,150    7.500        07/01/19          2,224
Maryland, State of, Health & Higher
 Educational Facilities Authority
 Revenue Series A, weekly demand....................    4,000    2.950 (2)    04/01/35          4,000
                                                                                            ---------
                                                                                                6,224
                                                                                            ---------

MASSACHUSETTS - 6.2%
Massachusetts Municipal Wholesale
 Electric Company Power Supply System
 Revenue Series C, weekly demand (a)................    6,335    2.800 (2)    07/01/19          6,335
Massachusetts, State of, General
 Obligation Series C
 (pre-refunded 06/01/99)(a)(b)......................    1,000    7.000        06/01/09          1,030
Massachusetts, State of, Health &
 Educational Facilities Authority
 Revenue Series D, weekly demand....................    1,000    2.800 (2)    10/01/27          1,000

                                                             Semiannual Report 5

SSGA
TAX FREE MONEY MARKET FUND

                                               STATEMENT OF NET ASSETS CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT                   DATE           VALUE
                                                       (000)      RATE          OF            (000)
                                                         $         %         MATURITY*          $
                                                      -------   -------     -----------      -------
Massachusetts, State of, Health &
 Educational Facilities Authority
 Revenue Series G-1, weekly demand (a)..............    1,000    2.600 (2)    01/01/19          1,000
Massachusetts, State of, Health &
 Educational Facilities Authority
 Revenue Series P-1, weekly demand..................      800    2.800 (2)    07/01/27            800
Massachusetts, State of, Health &
 Educational Facilities Authority
 Revenue Series SGA 65, daily demand................    6,560    3.250 (1)    07/01/26          6,560
Massachusetts, State of, Turnpike
 Authority Bond Anticipation Notes
 (escrowed to maturity).............................    1,940    5.000        06/01/99          1,950
                                                                                            ---------
                                                                                               18,675
                                                                                            ---------

MICHIGAN - 0.5%
Detroit, Michigan General Obligation
 (pre-refunded 05/01/99)(b).........................    1,500    7.200        05/01/09          1,540
                                                                                            ---------
MINNESOTA - 0.3%
Minnesota, State of, General Obligation.............    1,000    6.600        08/01/99          1,013
                                                                                            ---------

MISSOURI - 7.5%
Kansas City, Missouri Industrial
 Development Authority Multifamily
 Housing Revenue, monthly demand....................    2,220    2.900 (3)    12/01/15          2,220
Missouri, State of, Health &
 Educational Facilities Authority Revenue
 Series A, weekly demand............................    1,900    2.900 (2)    09/01/10          1,900
Missouri, State of, Health &
 Educational Facilities Authority Revenue
 Series A, weekly demand............................    1,000    2.950 (2)    12/01/19          1,000
Missouri, State of, Health &
 Educational Facilities Authority Revenue
 Series B, weekly demand............................    1,100    2.950 (2)    06/01/14          1,100
Missouri, State of, Health &
 Educational Facilities Authority Revenue
 Series B, weekly demand............................    1,000    2.950 (2)    12/01/16          1,000
Missouri, State of, Health &
 Educational Facilities Authority Revenue
 Series C, weekly demand............................    3,200    2.950 (2)    06/01/19          3,200
Missouri, State of, Health &
 Educational Facilities Authority Revenue
 Series C, weekly demand............................    1,200    2.950 (2)    12/01/19          1,200
Missouri, State of, Health &
 Educational Facilities Authority Revenue
 Series D, weekly demand............................    1,000    2.950 (2)    06/01/19          1,000
Missouri, State of, Housing Development
 Common Mortgage Revenue
 Series B, monthly demand...........................   10,000    4.150 (3)    12/01/28         10,000
                                                                                            ---------
                                                                                               22,620
                                                                                            ---------

6 Semiannual Report

SSGA
TAX FREE MONEY MARKET FUND

                                               STATEMENT OF NET ASSETS CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT                   DATE           VALUE
                                                       (000)      RATE          OF            (000)
                                                         $         %         MATURITY*          $
                                                      -------   -------     -----------      -------
NEBRASKA - 2.0%
Lancaster County, Nebraska Hospital
 Authority Number 1 Hospital Revenue,
 weekly demand (a).................................     6,200     2.950 (2)    06/01/12          6,200
                                                                                             ---------
NEVADA - 0.9%
Clark County, Nevada General Obligation
 (a)...............................................     1,705     4.800        07/01/99          1,715
Nevada Housing Division Revenue, weekly
 demand............................................       700     3.100 (2)    10/01/27            700
Nevada Housing Division Revenue Series
 E, weekly demand..................................       400     3.100 (2)    10/01/30            400
                                                                                             ---------
                                                                                                 2,815
                                                                                             ---------

NEW JERSEY - 0.7%
New Jersey Economic Development
 Authority Pollution Control Revenue
 Series A, weekly demand (a).......................     1,000     2.550 (2)    03/01/12          1,000
New Jersey, State of, General
 Obligation (pre-refunded 04/15/99)(b).............     1,000     7.250        04/15/09          1,020
                                                                                             ---------
                                                                                                 2,020
                                                                                             ---------

NEW MEXICO - 0.5%
Farmington, New Mexico Pollution
 Control Revenue Series A, daily demand............     1,600     3.250 (1)    05/01/24          1,600
                                                                                             ---------
NEW YORK - 7.0%
Nassau County, New York Industrial
 Development Agency Civic Facility
 Revenue, daily demand.............................     1,600     3.150 (1)    07/01/19          1,600
New York, New York General Obligation
 Series A-9, weekly demand.........................     2,550     2.800 (2)    08/01/18          2,550
New York, New York General Obligation
 Series A-4, daily demand..........................       500     3.200 (1)    08/01/23            500
New York, New York General Obligation
 Series B, weekly demand...........................       500     2.900 (2)    08/15/24            500
New York, New York Municipal Trust
 Series SGB 36, weekly demand (a)..................     3,600     3.100 (2)    06/01/22          3,600
New York, State of, Energy Research and
 Development Authority Pollution
 Control Revenue Series B, weekly
 demand (a)........................................     5,715     2.500 (2)    08/01/32          5,715
New York, State of, Local Assistance
 Corporation Series A, weekly demand...............     6,585     2.800 (2)    04/01/22          6,585
                                                                                             ---------
                                                                                                21,050
                                                                                             ---------

NORTH CAROLINA - 1.0%
Charlotte, North Carolina Airport
 Revenue Series A, weekly demand (a)...............       800     2.950 (2)    07/01/16            800
University of North Carolina School of
 Medicine Ambulatory Care Clinic
 Revenue, weekly demand............................     2,200     3.000 (2)    07/01/12          2,200
                                                                                             ---------
                                                                                                 3,000
                                                                                             ---------

                                                             Semiannual Report 7

SSGA
TAX FREE MONEY MARKET FUND

                                               STATEMENT OF NET ASSETS CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT                   DATE           VALUE
                                                       (000)      RATE          OF            (000)
                                                         $         %         MATURITY*          $
                                                      -------   -------     -----------      -------
OHIO - 4.0%
Clermont County, Ohio Hospital
 Facilities Revenue Series B, weekly
 demand............................................      880    2.950 (2)    09/01/21              880
Franklin County, Ohio Hospital Revenue,
 weekly demand.....................................    9,100    2.850 (2)    06/01/16            9,100
Ohio, State of, Water Development
 Authority Revenue Series I (escrowed
 to maturity) (a)..................................    1,000    7.000        06/01/99            1,010
University of Toledo, Ohio General
 Revenue Series A (a)..............................    1,000    5.000        06/01/99            1,003
                                                                                             ---------
                                                                                                11,993
                                                                                             ---------

OKLAHOMA - 5.0%
Muskogee, Oklahoma Industrial Trust
 Pollution Control Revenue Series A,
 weekly demand.....................................    5,000    3.000 (2)    01/01/25            5,000
Oklahoma Housing Finance Agency Single
 Family Revenue, monthly demand....................   10,000    4.150 (3)    09/01/29           10,000
                                                                                             ---------
                                                                                                15,000
                                                                                             ---------

OREGON - 0.8%
Oregon, State of, General Obligation
 Series D..........................................    1,000    3.150        08/01/99            1,000
Western Lane Hospital District, Oregon
 Hospital Facility Authority Revenue
 (pre-refunded 08/01/99)(a)(b).....................    1,450    7.125        08/01/17            1,502
                                                                                             ---------
                                                                                                 2,502
                                                                                             ---------

PENNSYLVANIA - 2.7%
Dauphin County, Pennsylvania General
 Obligation Series B, weekly demand................    7,000    3.000 (2)    10/01/27            7,000
Pennsylvania State University Revenue
 (pre-refunded 07/01/99)(b)........................    1,000    6.750        07/01/03            1,031
                                                                                             ---------
                                                                                                 8,031
                                                                                             ---------

SOUTH CAROLINA - 0.3%
Lexington, South Carolina Water & Sewer
 Revenue Bond Anticipation Notes...................    1,000    3.500        10/15/99            1,003
                                                                                             ---------
TENNESSEE - 3.9%
Knox County, Tennessee Health Education
 & Housing Facilities Board Hospital
 Facilities Revenue Series B, weekly
 demand............................................    2,800    2.950 (2)    09/01/14            2,800
Memphis, Tennessee General Obligation
 Series B, weekly demand...........................    7,000    3.150 (2)    08/01/07            7,000
Metropolitan Government Nashville and
 Davidson County, Tennessee General
 Obligation (pre-refunded 12/01/99)(b).............    1,000    6.200        12/01/09            1,043
Tennessee, State of, General Obligation
 (pre-refunded 06/01/99)(b)........................    1,000    6.750        06/01/09            1,025
                                                                                             ---------
                                                                                                11,868
                                                                                             ---------

8 Semiannual Report

SSGA
TAX FREE MONEY MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                                    Principal
                                                                                     Amount                   Date        Value
                                                                                      (000)       Rate         of         (000)
                                                                                        $          %         Maturity*      $
                                                                                    ---------    -------- -----------    --------
TEXAS - 10.0%
Brazos River Authority, Texas Pollution Control Revenue Series B,
 daily demand...................................................................      1,200      3.300 (1)    02/01/32      1,200
Dallas-Fort Worth, Texas Regional Airport Revenue Series SGA 49,
 daily demand (a)...............................................................      1,855      3.250 (1)    11/01/23      1,855
Harris County, Texas Industrial Development Corporation Revenue,
 daily demand...................................................................     13,400      3.200 (1)    04/01/27     13,400
Lower Neches Valley, Texas Authority Revenue, semiannual demand.................      1,000      2.750 (4)    02/15/17      1,000
Panhandle Plains, Texas Higher Education Authority Revenue Series A,
 weekly demand..................................................................      1,500      3.050 (2)    06/01/21      1,500
Texas A&M University Revenue, weekly demand (a).................................      3,330      3.050 (2)    05/15/16      3,330
Texas, State of, Tax & Revenue Anticipation Notes...............................      4,000      4.500        08/31/99      4,034
Travis County, Texas General Obligation Certificates............................      3,990      4.750        03/01/99      3,990
                                                                                                                        ---------
                                                                                                                           30,309
                                                                                                                        ---------

UTAH - 1.6%
Intermountain Power Agency Utah Power Supply Revenue Series C (a)...............      1,500      5.500        07/01/99      1,512
Intermountain Power Agency Utah Power Supply Revenue Series E,
 semiannual demand (a)..........................................................      2,000      3.375 (4)    07/01/14      2,000
Salt Lake City, Utah Revenue Class A, weekly demand.............................      1,400      3.000 (2)    01/01/20      1,400
                                                                                                                        ---------
                                                                                                                            4,912
                                                                                                                        ---------

VIRGINIA - 0.3%
Virginia, State of, Public School Authority Series A............................      1,000      6.000        01/01/00      1,023
                                                                                                                        ---------

WASHINGTON - 0.7%
Kent, Washington General Obligation Series SGA 27, weekly demand (a)............      1,200      3.120 (2)    12/01/16      1,200
Port of Kalama, Washington Public Corporation Port, monthly demand..............      1,050      2.850 (3)    01/01/04      1,050
                                                                                                                        ---------
                                                                                                                            2,250
                                                                                                                        ---------

WISCONSIN - 3.7%
University of Wisconsin Hospitals & Clinics Authority Revenue,
 weekly demand (a)..............................................................      4,400      2.950 (2)    04/01/26      4,400
Wisconsin, State of, Revenue....................................................      4,500      4.500        06/15/99      4,513
Wisconsin, State of, Revenue Series A...........................................      2,300      5.250        07/01/99      2,317
                                                                                                                        ---------
                                                                                                                           11,230
                                                                                                                        ---------

                                                            Semiannual Report  9

SSGA
TAX FREE MONEY MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)


                                                                                   Principal
                                                                                     Amount                   Date        Value
                                                                                      (000)       Rate         of         (000)
                                                                                        $          %         Maturity*      $
                                                                                    ---------    -------- -----------    --------
WYOMING - 2.3%
Converse County, Wyoming Pollution Control Revenue, daily demand (a)............     1,800       3.250 (1)    11/01/24      1,800
Lincoln County, Wyoming Pollution Control Revenue, daily demand.................     3,700       3.250 (1)    11/01/24      3,700
Sweetwater County, Wyoming Pollution Control Revenue, daily demand..............     1,500       3.250 (1)    11/01/24      1,500
                                                                                                                        ---------
                                                                                                                            7,000
                                                                                                                        ---------

TOTAL INVESTMENTS - 99.6% (amortized cost $301,618)(c)........................................................           301,618

OTHER ASSETS AND LIABILITIES, NET - 0.4%......................................................................             1,224
                                                                                                                       ---------

NET ASSETS - 100.0%...........................................................................................           302,842
                                                                                                                       =========

(a)  Bond is insured by AMBAC, FGIC, or MBIA.

(b) Pre-refunded: These bonds are collateralized by U.S. Government Obligations, which are held in escrow by a trustee and are used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(c)  The cost for federal income tax purposes is the same as shown above.

* All securities with a maturity greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.


     Variable Rate:
       (1) Daily
       (2) Weekly
       (3) Monthly
       (4) Semiannual

The accompanying notes are an integral part of the financial statements.

10  Semiannual Report

SSGA
TAX FREE MONEY MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)




QUALITY RATINGS AS A % OF MARKET VALUE

VMIG1, SP-1 or equivalent *                                     100%



ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE

Healthcare Revenue.....................................       26.70%
Housing Revenue........................................       14.40
General Obligation.....................................       13.50
Electricity & Power Revenue............................        9.71
Education Revenue......................................        9.58
Industrial Revenue/Pollution Control Revenue...........        9.04
Pre-refunded...........................................        8.48
Airport Revenue........................................        3.45
Utility Revenue........................................        1.66
Bond Bank..............................................        1.12
Highway Revenue........................................        0.78
Public Agency Revenue..................................        0.66
Miscellaneous..........................................        0.40
Port Revenue...........................................        0.35
Stadium Revenue........................................        0.17
                                                           --------

                                                             100.00%
                                                           ========

* VMIG1: The highest short-term municipal note credit rating given by Moody's Investors Services to notes with a demand feature which are of the "best quality."

   SP-1: The highest short-term municipal note credit rating given by Standard &
         Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."



The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  11

SSGA
TAX FREE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)     February 28, 1999 (Unaudited)

ASSETS
Investments at amortized cost which approximates market (Note 2).............................      $ 301,618
Cash.........................................................................................            190
Interest receivable..........................................................................          1,742
Deferred organization expenses (Note 2)......................................................              8
                                                                                                  ----------

      Total Assets...........................................................................        303,558

LIABILITIES
Payables:
 Dividends......................................................................    $     524
 Accrued fees to affiliates and trustees (Note 4)...............................          192
                                                                                    ---------

      Total Liabilities......................................................................            716
                                                                                                  ----------

NET ASSETS...................................................................................      $ 302,842
                                                                                                  ==========

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss).........................................................      $      26
Shares of beneficial interest................................................................            303
Additional paid-in capital...................................................................        302,513
                                                                                                  ----------

NET ASSETS...................................................................................      $ 302,842
                                                                                                  ==========

NET ASSET VALUE, offering and redemption price per share:
 ($302,841,819 divided by 302,820,350 shares of $.001 par value
   shares of beneficial interest outstanding)................................................      $    1.00
                                                                                                  ==========


The accompanying notes are an integral part of the financial statements.

12 Semiannual Report

SSGA
TAX FREE MONEY MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands      For the Six Months Ended February 28, 1999 (Unaudited)

INVESTMENT INCOME:
 Interest.........................................................................    $ 4,587

EXPENSES (Notes 2 and 4):
 Advisory fees.........................................................    $   354
 Administrative fees...................................................         40
 Custodian fees........................................................         25
 Distribution fees.....................................................        243
 Transfer agent fees...................................................          8
 Professional fees.....................................................          4
 Registration fees.....................................................          7
 Shareholder servicing fees............................................         74
 Trustees' fees........................................................          3
 Amortization of deferred organization expenses........................          5
 Miscellaneous.........................................................          9
                                                                           -------

   Total Expenses.................................................................        772
                                                                                      -------

Net investment income.............................................................      3,815
                                                                                      -------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments.........................................         54
                                                                                      -------

Net increase in net assets resulting from operations..............................    $ 3,869
                                                                                      =======

The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report 13

SSGA
TAX FREE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                  FOR THE SIX           FOR THE
                                                                 MONTHS ENDED         FISCAL YEAR
                                                               FEBRUARY 28, 1999        ENDED
                                                                  (UNAUDITED)       AUGUST 31, 1998
                                                               -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income....................................           $   3,815           $ 6,800
 Net realized gain (loss) from investments................                  54                 8
                                                                     ---------         ---------

     Net increase in net assets resulting from
        operations........................................               3,869             6,808
                                                                     ---------         ---------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income...................................              (3,815)           (6,800)
                                                                     ---------         ---------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund                       42,704            96,574
  share transactions (Note 5).............................           ---------         ---------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS...............              42,758            96,582

NET ASSETS
  Beginning of period.....................................             260,084           163,502
                                                                     ---------         ---------

  End of period...........................................           $ 302,842         $ 260,084
                                                                     =========         =========

The accompanying notes are an integral part of the financial statements.


14 Semiannual Report

SSGA
TAX FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             YEARS ENDED AUGUST 31,
                                                       -------------------------------------
                                              1999*     1998      1997      1996      1995**
                                             -------   ------    -------   -------   -------
NET ASSET VALUE, BEGINNING                   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
OF PERIOD................................    -------   -------   -------   -------   -------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...................      .0132     .0304     .0295     .0302     .0251

DISTRIBUTIONS:
 Net investment income...................     (.0132)   (.0304)   (.0295)   (.0302)   (.0251)
                                             -------   -------   -------   -------   -------

NET ASSET VALUE, END OF PERIOD...........    $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                             =======   =======   =======   =======   =======

TOTAL RETURN (%)(a)......................       1.35      3.08      2.99      3.07      2.54

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
   ($000 omitted)........................    302,842   260,084   163,502    45,061    42,607

 Ratios to average net assets (%)(b):
     Operating expenses, net.............        .54       .56       .58       .57       .59
     Operating expenses, gross...........        .54       .56       .58       .57       .60
     Net investment income...............       2.69      3.04      2.98      3.01      3.40

*    For the six months ended February 28, 1999 (Unaudited).
** For the period December 1, 1994 (commencement of operations) to August 31, 1995.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1999 and August 31, 1995 are annualized.

                                                            Semiannual Report 15

SSGA
TAX FREE MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA Tax Free Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.


2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

   SECURITIES TRANSACTIONS: Securities transactions are recorded daily on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

   Investment income: Interest income is recorded daily on the accrual basis.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income tax and no federal income tax provision was required. At August 31, 1998, the Fund had a net tax basis capital loss carryovers of $5,580, $10,856 and $11,279, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates of August 31, 2004, 2005 and 2006, respectively, whichever occurs first.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

16 Semiannual Report

SSGA
TAX FREE MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases, sales and maturities of tax-exempt obligations were $723,242,347, $650,179,789, and $30,210,000, respectively.

4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, up to a maximum of 5%, for the period January 1, 1998 to December 31, 1998 and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan" under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses

                                                            Semiannual Report 17

SSGA
TAX FREE MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, .050%, and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $35,418 and $31,254, by the Adviser and Commercial Banking, respectively. The Fund did not incur any expenses from SSBSI, RIS, or Solutions during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

   BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

       Advisory fees                          $   120,042
       Administration fees                          4,193
       Custodian fees                               2,839
       Distribution fees                           42,685
       Shareholder servicing fees                  20,548
       Transfer agent fees                            750
       Trustees' fees                                 658
                                              -----------
                                              $   191,715
                                              ===========

18 Semiannual Report

SSGA
TAX FREE MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   BENEFICIAL INTEREST: As of February 28, 1999, three shareholders (two of which were also affiliates of the Investment Company) were record owners of approximately 53%, 17% and 13%, respectively, of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                              (AMOUNTS IN THOUSANDS)
                                                              FOR THE PERIODS ENDED
                                                        -----------------------------------
                                                        FEBRUARY 28, 1999   AUGUST 31, 1998
                                                        -----------------   ---------------
Proceeds from shares sold....................                     410,262           963,989
Proceeds from reinvestment of
  distributions..............................                       2,494             3,846
Payments for shares redeemed.................                    (370,052)         (871,261)
                                                        -----------------   ---------------
Total net increase (decrease)................                      42,704            96,574
                                                        =================   ===============

                                                            Semiannual Report 19

SSGA TAX FREE MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 William L. Marshall
 Steven J. Mastrovich
 Patrick J. Riley
 Richard D. Shirk
 Bruce D. Taber
 Henry W. Todd

OFFICERS
 Lynn L. Anderson, President, Treasurer and CEO
 Mark E. Swanson, Assistant Secretary, Assistant
   Treasurer and Principal Accounting Officer
 J. David Griswold, Vice President and Secretary
 Deedra S. Walkey, Assistant Secretary
 Rick J. Chase, Assistant Secretary
 Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
 State Street Bank and Trust Company
 225 Franklin Street
 Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171
 (800) 647-7327

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 One International Place, 27th Floor
 Boston, Massachusetts 02110
 (800) 997-7327

ADMINISTRATOR
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, Washington 98402

LEGAL COUNSEL
 Goodwin, Procter & Hoar LLP
 Exchange Place
 Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 One Post Office Square
 Boston, Massachusetts 02109

20 Semiannual Report

                                 SSGA(R) FUNDS

                          TAX FREE MONEY MARKET FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents


                                                                           Page
     Financial Statements.................................................    3

     Financial Highlights.................................................    8

     Notes to Financial Statements........................................    9

     Fund Management and Service Providers................................   13

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
US GOVERNMENT MONEY MARKET FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                        PRINCIPAL
                                         AMOUNT            DATE         VALUE
                                          (000)    RATE     OF          (000)
                                            $       %    MATURITY         $
                                        ---------  ----  --------       -----
UNITED STATES GOVERNMENT AGENCIES -
66.9%
Federal Farm Credit Bank................  22,000   4.760  01/18/00       21,959
Federal Home Loan Bank..................  25,000   5.570  08/03/99       24,994
Federal Home Loan Bank (a)..............  50,000   4.755  09/08/99       49,987
Federal Home Loan Bank (a)..............  50,000   4.890  10/13/99       50,000
Federal Home Loan Bank (a)..............  40,000   4.890  11/16/99       39,980
Federal Home Loan Bank (a)..............  25,000   5.110  12/01/99       24,986
Federal Home Loan Bank..................  60,000   4.900  01/14/00       59,997
Federal Home Loan Bank..................  15,000   4.790  02/04/00       14,988
Federal Home Loan Bank Discount Corp....  14,000   5.000  03/03/99       13,996
Federal Home Loan Bank Discount Corp....  39,235   4.790  05/05/99       38,896
Federal Home Loan Mortgage Corp. (a)....  75,000   4.960  08/27/99       74,948
Federal Home Loan Mortgage Corp
 Discount Notes.........................  50,000   4.730  03/19/99       49,882
Federal Home Loan Mortgage Corp
 Discount Notes.........................  55,000   4.700  03/22/99       54,849
Federal Home Loan Mortgage Corp
 Discount Notes.........................  24,300   4.730  03/22/99       24,233
Federal Home Loan Mortgage Corp
 Discount Notes.........................  50,000   5.060  04/09/99       49,734
Federal Home Loan Mortgage Corp
 Discount Notes.........................  50,000   4.760  04/14/99       49,709
Federal National Mortgage Association
 (MTN)..................................  35,000   5.650  05/26/99       34,997
Federal National Mortgage Association
 (MTN)..................................  26,000   6.190  06/07/99       26,081
Federal National Mortgage Association
 (MTN)(a)...............................  50,000   4.981  06/15/99       49,987
Federal National Mortgage Association...  15,000   6.600  06/24/99       15,041
Federal National Mortgage Association
 (MTN)(a)...............................  55,000   4.740  07/30/99       54,982
Federal National Mortgage Association
 Discount Notes.........................  50,000   4.755  03/18/99       49,888
Federal National Mortgage Association
 Discount Notes.........................  25,000   4.750  05/10/99       24,769
Student Loan Marketing Association
 (MTN)(a)...............................  40,000   4.830  02/10/00       39,985
Student Loan Marketing Association
 (MTN)..................................  15,000   4.845  02/10/00       14,978
                                                                     ----------


TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $953,846).........        953,846
                                                                     ----------
UNITED STATES GOVERNMENT TREASURIES - 3.5%
United States Treasury Bills............  50,000   4.730  04/22/99       49,659
                                                                     ----------


TOTAL UNITED STATES GOVERNMENT TREASURIES (cost $49,659)........         49,659
                                                                     ----------

TOTAL INVESTMENTS - 70.4% (amortized cost $1,003,505)...........      1,003,505
                                                                     ----------

                                                            Semiannual Report 3

SSGA
US GOVERNMENT MONEY MARKET FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                                       VALUE
                                                                       (000)
                                                                         $
                                                                      -------
REPURCHASE AGREEMENTS - 33.2%
Agreement with Donaldson, Lufkin, &
 Jenrette of $150,000
 acquired February 26, 1999 at 4.820% to be repurchased at
 $150,060
 on March 1, 1999, collateralized by:
   Federal Home Loan Bank,
 5.125% due 09/15/03, and
   Various Federal Home Loan Mortgage
   Corp. Securities,
 5.125% due 10/15/08, and
   Various Federal National Mortgage
   Association Securities,
6.000% due 05/15/08...............................................      150,000
Agreement with Lehman Brothers, Inc. of
 $222,412
 acquired February 26, 1999 at 4.810% to be repurchased at
 $222,501
 on March 1, 1999, collateralized by:
   United States Treasury Bonds,
 10.370% due 11/15/12, and
   Various United States Treasury
   Notes,
 5.500% to 7.875%, due 08/15/01 to 02/28/03.......................      222,412
Agreement with Merrill Lynch & Co.,
 Inc. of $100,000
 acquired February 26, 1999 at 4.800% to be repurchased at
 $100,040
 on March 1, 1999, collateralized by:
   Various Federal National Mortgage
   Association Securities,
6.000% due 05/15/08...............................................      100,000
                                                                      ---------


TOTAL REPURCHASE AGREEMENTS (identified cost $472,412)............      472,412
                                                                      ---------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 103.6% (cost
$1,475,917)(b)....................................................    1,475,917


OTHER ASSETS AND LIABILITIES, NET - (3.6%)........................      (51,000)
                                                                      ---------


NET ASSETS - 100.0%...............................................    1,424,917
                                                                      =========

(a)  Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

Abbreviations:
MTN - Medium Term Note


The accompanying notes are an intergral part of the financial statements.

4 Semiannual Report

SSGA
US GOVERNMENT MONEY MARKET FUND


STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)     February 28, 1999 (Unaudited)

ASSETS
Investments at amortized cost which approximates market (Note 2)............................   $  1,003,505
Repurchase agreements (identified cost $472,412)(Note 2)....................................        472,412
Interest receivable.........................................................................          4,642
                                                                                               ------------

   Total Assets.............................................................................      1,480,559

LIABILITIES
Payables:
 Dividends...................................................................    $     5,138
 Investments purchased.......................................................         49,658
 Accrued fees to affiliates and trustees (Note 4)............................            837
 Other accrued expenses......................................................              9
                                                                                 -----------

   Total Liabilities........................................................................         55,642
                                                                                               ------------

NET ASSETS..................................................................................   $  1,424,917
                                                                                               ============


NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)........................................................   $         27
Shares of beneficial interest...............................................................          1,425
Additional paid-in capital..................................................................      1,423,465
                                                                                               ------------

NET ASSETS..................................................................................   $  1,424,917
                                                                                               ============

NET ASSET VALUE, offering and redemption price per share:
 ($1,424,917,381 divided by 1,424,890,197 shares of $.001 par
   value shares of beneficial interest outstanding).........................................   $       1.00
                                                                                               ============


The accompanying notes are an integral part of the financial statements.

                                                             Semiannual Report 5

SSGA
US GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands     For the Six Months Ended February 28, 1999 (Unaudited)


INVESTMENT INCOME:
 Interest.......................................................................      $     30,934

EXPENSES (Notes 2 and 4):
 Advisory fees....................................................... $    1,504
 Administrative fees.................................................        187
 Custodian fees......................................................        154
 Distribution fees...................................................        192
 Transfer agent fees.................................................         41
 Professional fees...................................................          4
 Registration fees...................................................          6
 Shareholder servicing fees..........................................        387
 Trustees' fees......................................................         14
 Miscellaneous.......................................................         11
                                                                      ----------

   Total Expenses...............................................................             2,500
                                                                                      ------------

Net investment income...........................................................            28,434
                                                                                      ------------

Net increase in net assets resulting from operations............................      $     28,434
                                                                                      ============

The accompanying notes are an integral part of the financial statements.

6 Semiannual Report

SSGA
US GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amount in thousands

                                                                  For the Six         For the
                                                                 Months Ended       Fiscal Year
                                                              February 28, 1999        Ended
                                                                 (Unaudited)      August 31, 1998
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income.....................................   $          28,434  $          44,869
 Net realized gain (loss)..................................                  --                 25
                                                              -----------------  -----------------

   Net increase in net assets resulting from  operations...              28,434             44,894
                                                              -----------------  -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income.....................................             (28,434)           (44,869)
                                                              -----------------  -----------------

FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from Fund
 share transactions (Note 5)...............................             479,020             41,389
                                                              -----------------  -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...............             479,020             41,414

NET ASSETS
 Beginning of period.......................................             945,897            904,483
                                                              -----------------  -----------------

 End of period.............................................   $       1,424,917  $         945,897
                                                              =================  =================


The accompanying notes are an integral part of the financial statements.

                                                         Semiannual Report 7

SSGA
US GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each oeriod and other performance information derieved from the financial statements.

                                                                     Year Ended August 31,
                                                           ----------------------------------------------------
                                                  1999*       1998      1997       1996       1995      1994
                                               ---------   ---------  ---------  --------   --------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD ........ $   1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                               ---------   ---------  ---------  --------   --------  ---------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.......................      .0236      .0500      .0500      .0515      .0528      .0324

DISTRIBUTIONS:
 Net investment income.......................     (.0236)    (.0500)    (.0500)    (.0515)    (.0528)    (.0324)
                                               ---------   ---------  ---------  --------   --------  ---------
NET ASSET VALUE, END OF PERIOD............... $   1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                               =========   =========  =========  ========   ========  =========

TOTAL RETURN (%)(a)..........................       2.38       5.33       5.19       5.27       5.38       3.30

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted)....  1,424,917    945,897    904,483    683,210    490,138    251,165

 Ratios to average net assets (%)(b):
   Operating expenses, net...................        .42        .42        .44        .40        .42        .38
   Operating expenses, gross.................        .42        .42        .44        .40        .42        .39
   Net investment income.....................       4.73       5.20       5.08       5.12       5.37       3.27


*   For the six months ended February 28, 1999 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended February 28, 19999 are annualized.

8 Semiannual Report

SSGA
U.S. GOVERNMENT MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA US Government Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

   INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

                                                             Semiannual Report 9

SSGA
U.S. GOVERNMENT MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $1,873,364,080 and $1,500,144,000 , respectively.


4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, up to a maximum of 5%, for the period January 1, 1998 to December 31, 1998 and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

10 Semiannual Report

SSGA
U.S. GOVERNMENT MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $150,364, $12,590 and $135,581 by the Adviser, RIS and Commercial Banking, respectively. The Fund did not incur any expenses from SSBSI or Solutions during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

   BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

      Advisory fees                        $   581,470
      Administration fees                       40,029
      Custodian fees                             1,848
      Distribution fees                         41,226
      Shareholder servicing fees               164,661
      Transfer agent fees                        2,374
      Trustees' fees                             5,275
                                           -----------
                                           $   836,883
                                           ===========


                                                            Semiannual Report 11

SSGA
U.S. GOVERNMENT MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   BENEFICIAL INTEREST: As of February 28, 1999, one shareholder was a record owner of approximately 25% of the total outstanding shares of the Fund.


5. FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                              (AMOUNTS IN THOUSANDS)
                                                              FOR THE PERIODS ENDED
                                                        -----------------------------------
                                                        FEBRUARY 28, 1999   AUGUST 31, 1998
                                                        -----------------   ---------------
Proceeds from shares sold..........................             5,443,812         8,260,765
Proceeds from reinvestment of distributions........                20,618            32,317
Payments for shares redeemed.......................            (4,985,410)       (8,251,693)
                                                        -----------------   ---------------

Total net increase (decrease)......................               479,020            41,389
                                                        =================   ===============

12 Semiannual Report

SSGA US GOVERNMENT MONEY MARKET FUND

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 William L. Marshall
 Steven J. Mastrovich
 Patrick J. Riley
 Richard D. Shirk
 Bruce D. Taber
 Henry W. Todd

OFFICERS
 Lynn L. Anderson, President, Treasurer and CEO
 Mark E. Swanson, Assistant Secretary, Assistant
   Treasurer and Principal Accounting Officer
 J. David Griswold, Vice President and Secretary
 Deedra S. Walkey, Assistant Secretary
 Rick J. Chase, Assistant Secretary
 Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
 State Street Bank and Trust Company
 225 Franklin Street
 Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171
 (800) 647-7327

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 One International Place, 27th Floor
 Boston, Massachusetts 02110
 (800) 997-7327

ADMINISTRATOR
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, Washington 98402

LEGAL COUNSEL
 Goodwin, Procter & Hoar LLP
 Exchange Place
 Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 One Post Office Square
 Boston, Massachusetts 02109

                                                           Semiannual Report  13

                                SSGA(R) FUNDS

                         US TREASURY MONEY MARKET FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents
                                                                            Page

Financial Statements......................................................     3

Financial Highlights......................................................     8

Notes to Financial Statements.............................................     9

Fund Management and Service Providers.....................................    13


"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
US TREASURY MONEY MARKET FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                                      PRINCIPAL
                                                                       AMOUNT                   DATE          VALUE
                                                                        (000)         RATE       OF           (000)
                                                                          $             %      MATURITY        $
                                                                      -----------    -------   ----------  ----------
UNITED STATES GOVERNMENT TREASURIES - 34.0%
United States Treasury Bills.......................................       200,000      4.740     04/22/99     198,631
United States Treasury Notes.......................................        30,000      6.250     03/31/99      30,016
United States Treasury Notes.......................................        25,000      6.250     05/31/99      25,036
United States Treasury Notes.......................................        50,000      7.125     09/30/99      50,653
United States Treasury Notes.......................................        60,000      7.750     01/31/00      61,610
                                                                                                           ----------

TOTAL UNITED STATES GOVERNMENT TREASURIES (cost $365,946)................................................     365,946
                                                                                                           ----------

TOTAL INVESTMENTS - 34.0% (amortized cost $365,946)......................................................     365,946
                                                                                                           ----------

REPURCHASE AGREEMENTS - 84.5%
Agreement with Bear Stearns & Co.,
  Inc. of $255,000 acquired February 26, 1999 at 4.770%  to be repurchased at $255,101 on March 1, 1999, collateralized by:
     Various United States Treasury Notes
       5.750% to 8.500%, due 09/30/99 to 05/15/04.......................................................      255,000
Agreement with Deutsche Bank AG of $50,000 acquired February 26, 1999 at 4.730%
  to be repurchased at $50,020
  on March 1, 1999, collateralized by:
     United States Treasury Bonds
       9.125% due 05/15/18...............................................................................      50,000
Agreement with Donaldson, Lufkin & Jenrette Securities Corp. of $50,000
  acquired February 26, 1999 at 4.700%
  to be repurchased at $50,020
  on March 1, 1999, collateralized by:
     United States Treasury Notes
       6.250% due 02/28/02...............................................................................      50,000
Agreement with Dresdner Bank AG of $49,845
  acquired February 26, 1999 at 4.800% to be repurchased at $49,865 on March 1, 1999, collateralized by:
     United States Treasury Notes
       5.500% due 05/31/00...............................................................................      49,845
Agreement with Greenwich Capital Market, Inc. of $50,000
  acquired February 26, 1999 at 4.750% to be repurchased at $50,020 on March 1, 1999, collateralized by:
     United States Treasury Notes
      13.750% due 08/15/04...............................................................................      50,000

                                                             Semiannual Report 3

SSGA
US TREASURY MONEY MARKET FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                                                                           VALUE
                                                                                                           (000)
                                                                                                             $
 Agreement with Lehman Brothers Securities, Inc. of $50,000
   acquired February 26, 1999 at 4.730% to be repurchased at $50,020 on March 1, 1999, collateralized by:
      United States Treasury Bonds
        6.500% due 11/15/26........................................................................       50,000
Agreement with JP Morgan of $50,000
  acquired February 26, 1999 at 4.680% to be repurchased at $50,020 on March 1, 1999, collateralized by:
     United States Treasury Notes
       10.375% due 11/15/09........................................................................       50,000
Agreement with Prudential, Inc. of $50,000
  acquired February 26, 1999 at 4.750% to be repurchased at $50,020 on March 1, 1999, collateralized by:
     United States Treasury Notes
       6.375% due 07/15/99.........................................................................       50,000
Agreement with SBC Warburg, Inc. of $255,000
  acquired February 26, 1999 at 4.750% to be repurchased at $255,101 on March 1, 1999, collateralized by:
     Various United States Treasury Notes
       5.500% to 6.375% due 8/15/02 to 01/31/03....................................................      255,000
Agreement with Westdeutsche Landesbank of $50,000
  acquired February 26, 1999 at 4.750% to be repurchased at $50,020 on March 1, 1999, collateralized by:
     United States Treasury Bonds
       8.500% due 2/15/20
     United States Treasury Notes
       5.750% due 09/30/99.........................................................................       50,000
                                                                                                       ---------

TOTAL REPURCHASE AGREEMENTS (identified cost $909,845).............................................      909,845
                                                                                                       ---------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 118.5% (cost
$1,275,791)(a).....................................................................................    1,275,791


OTHER ASSETS AND LIABILITIES, NET - (18.5%)........................................................     (199,269)
                                                                                                       ---------

NET ASSETS - 100.0%................................................................................    1,076,522
                                                                                                       =========

(a) The identified cost for federal income tax purposes is the same as shown above.

The accompanying notes are an integral part of the financial statements.

4 Semiannual Report

SSGA
US TREASURY MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)     February 28, 1999 (Unaudited)

ASSETS
Investments at amortized cost which approximates market
(Note 2).........................................................  $   365,946
Repurchase agreements (identified cost $909,845)(Note 2).........      909,845
Interest receivable..............................................        3,394
Deferred organization expenses (Note 2)..........................            1
                                                                   -----------

   Total Assets..................................................    1,279,186

LIABILITIES
Payables:
 Dividends........................................    $     3,696
 Investments purchased............................        198,631
 Accrued fees to affiliates and trustees (Note 4).            291
 Other accrued expenses...........................             46
                                                      -----------

   Total Liabilities.............................................      202,664
                                                                   -----------

NET ASSETS.......................................................  $ 1,076,522
                                                                   ===========
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss).............................  $         2
Shares of beneficial interest....................................        1,077
Additional paid-in capital.......................................    1,075,443
                                                                   -----------

NET ASSETS.......................................................  $ 1,076,522
                                                                   ===========
NET ASSET VALUE, offering and redemption price per share:
 ($1,076,521,569 divided by 1,076,531,195 shares of $.001 par
 value shares of beneficial interest outstanding)................  $      1.00
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                                                             Semiannual Report 5

SSGA
US TREASURY MONEY MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands       For the Six Months Ended February 28,1999 (Unaudited)


INVESTMENT INCOME:
 Interest........................................................    $    26,182

EXPENSES (Notes 2 and 4):
 Advisory fees...................................    $     1,307
 Administrative fees.............................            163
 Custodian fees..................................            181
 Distribution fees...............................            147
 Transfer agent fees.............................             45
 Professional fees...............................              9
 Registration fees...............................             75
 Shareholder servicing fees......................            131
 Trustees' fees..................................             12
 Amortization of deferred organization expenses..              1
 Miscellaneous...................................             25
                                                     -----------

 Expenses before reductions......................          2,096
 Expense reductions (Note 4).....................         (1,050)
                                                     -----------

   Expenses, net................................................           1,046
                                                                     -----------

Net investment income...........................................          25,136
                                                                     -----------

Net increase in net assets resulting from operations............     $    25,136
                                                                     ===========

The accompanying notes are an integral part of the financial statements.

6 Semiannual Report

SSGA
US TREASURY MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                              For the Six           For the
                                              Months Ended        Fiscal Year
                                            February 28, 1999        Ended
                                               (Unaudited)       August 31,1998
                                            -----------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income..................   $      25,136        $     56,898
  Net realized gain (loss)...............              --                  44
                                            -----------------    -------------
     Net increase in net assets
      resulting from operations..........          25,136              56,942

                                            -----------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income...................         (25,136)            (56,898)
                                            -----------------    -------------
FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net
 assets from Fund
 share transactions (Note 5).............          76,155              83,478
                                            -----------------    -------------
TOTAL NET INCREASE (DECREASE)
        IN NET ASSETS....................          76,155              83,522

NET ASSETS
 Beginning of period.....................       1,000,367             916,845
                                            -----------------    -------------
 End of period...........................   $   1,076,522        $  1,000,367
                                            =================    =============

The accompanying notes are an integral part of the financial statements.

                                                             Semiannual Report 7

SSGA
US TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                              YEARS ENDED AUGUST 31,
                                                                   -----------------------------------------------------
                                                          1999*      1998       1997       1996       1995       1994**
                                                        ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $  1.0000  $  1.0000  $  1.0000  $  1.0000  $  1.0000  $  1.0000
                                                        ---------  ---------  ---------  ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income................................      .0228      .0540      .0515      .0529      .0536      .0249

DISTRIBUTIONS:
 Net investment income................................     (.0228)    (.0540)    (.0515)    (.0529)    (.0536)    (.0249)
                                                        ---------  ---------  ---------  ---------  ---------  ---------

NET ASSET VALUE, END OF PERIOD........................  $  1.0000  $  1.0000  $  1.0000  $  1.0000  $  1.0000  $  1.0000
                                                        =========  =========  =========  =========  =========  =========

TOTAL RETURN (%)(a)...................................       2.42       5.53       5.36       5.42       5.48       2.51

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted).............  1,076,522  1,000,367    916,845    189,004    160,893    154,858

 Ratios to average net assets (%)(b):
   Operating expenses, net (c)........................        .20        .20        .20        .20        .13        .13
   Operating expenses, gross (c)......................        .40        .39        .46        .38        .39        .38
   Net investment income..............................       4.81       5.40       5.28       5.29       5.38       3.28

*   For the six months ended February 28, 1999 (Unaudited).
** For the period December 31, 1993 (commencement of operations) to August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1999 and August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.

8  Semiannual Report

SSGA
US TREASURY MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)
1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA US Treasury Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.

   SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

   Securities transactions: Securities transactions are recorded daily on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

   INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each funds' shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

                                                            Semiannual Report  9

SSGA
US TREASURY MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

   REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $311,485,354 and $120,000,000, respectively.

4. RELATED PARTIES
   ADVISER: The Investment Company has investment advisory agreements with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rates of .25% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. As of February 28, 1999, the receivables due from the Adviser for expenses in excess of the expense caps have been netted against the Adviser fee payables. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, up to a maximum of 5%, for the period January 1, 1998 to December 31, 1998 and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

10  Semiannual Report

SSGA
US TREASURY MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has entered into service agreements with the Adviser. For these services, the Fund pays .025% to the Adviser, based upon the average daily value of all Fund shares held. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $130,714 by the Adviser.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

   BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon its relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

          Advisory fees                         $125,115
          Administration fees                     28,324
          Custodian fees                          48,174
          Distribution fees                       39,524
          Shareholder servicing fees              19,929
          Transfer agent fees                     25,045
          Trustees' fees                           4,742
                                                --------
                                                $290,853
                                                ========



                                                           Semiannual Report  11

SSGA
US TREASURY MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   BENEFICIAL INTEREST: As of February 28, 1999, two shareholders (one of which was also an affiliate of the Investment Company) were record owners of approximately 62% and 15%, respectively, of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                              (AMOUNTS IN THOUSANDS)
                                                              FOR THE PERIODS ENDED
                                                        ------------------------------------
                                                        FEBRUARY 28, 1999   AUGUST 31, 1998
                                                        -----------------   ----------------
   Proceeds from shares sold..........................          4,555,706          9,616,163
   Proceeds from reinvestment of distribution.........              4,685             16,817
   Payments for shares redeemed.......................         (4,484,236)        (9,549,502)
                                                        -----------------   ----------------

   Total net increase (decrease)......................             76,155             83,478
                                                        =================   ================

12  Semiannual Report

SSGA US TREASURY MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

-------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President, Treasurer and CEO
  Mark E. Swanson, Assistant Secretary, Assistant Treasurer and Principal
     Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Rick J. Chase, Assistant Secretary
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  One Post Office Square
  Boston, Massachusetts 02109

                                                           Semiannual Report  13

                                 SSGA(R) FUNDS

                                YIELD PLUS FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents

                                                                         Page
     Financial Statements..............................................   3

     Financial Highlights..............................................  10

     Notes to Financial Statements.....................................  11

     Fund Management and Service Providers.............................  17


"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
YIELD PLUS FUND

                                                         STATEMENT OF NET ASSETS
                                                  February 28, 1999 (Unaudited)

                                                           PRINCIPAL                 MARKET
                                                            AMOUNT                    VALUE
                                                            (000)                     (000)
                                                              $                         $
                                                          -----------              ----------
LONG-TERM INVESTMENTS - 94.9%
ASSET-BACKED SECURITIES - 27.1%
Advanta Mortgage Loan Trust
 Series 1996-1 Class A5
 6.350% due 10/25/21                                           5,000                     4,952
Amresco Residential Securities
 Mortgage Loan Trust (a)
 Series 1997-3 Class A10
 5.129% due 09/01/27                                           5,339                     5,292
 Series 1998-1 Class A7
 5.139% due 10/25/27                                           4,411                     4,388
Beneficial Mortgage Corp.
 Series 1997-2 Class A
 5.059% due 09/28/37 (a)                                      11,659                    11,616
Capital One Master Trust
 Series 1995-1 Class A
 5.130% due 10/15/03 (a)                                       8,000                     7,997
CIT RV Trust
 Series 1996-A Class A
 5.400% due 12/15/11                                           8,824                     8,792
Contimortgage Home
 Equity Loan Trust
 Series 1996-1 Class A4
 5.980% due 01/15/11                                           5,115                     5,108
 Series 1996-4 Class A4
 6.370% due 10/15/11                                           3,690                     3,684
 Series 1998-3 Class A3
 5.770% due 02/15/24 (a)                                      11,500                    11,450
Delta Funding Home Equity Loan Trust
 Series 1998-1 Class A2F
 6.310% due 08/25/19                                          10,000                     9,950
EQCC Home Equity Loan Trust
 Series 1998-1 Class A1F
 6.210% due 12/15/07                                          10,849                    10,852
Ford Credit Auto Loan Master Trust
 Series 1996-2 Class A
 5.532% due 02/15/03 (a)                                       4,375                     4,376
Ford Credit Grantor Trust
 Series 1995-B Class A
 5.900% due 10/15/00                                             611                       612
General Electric Capital Mortgage
 Services, Inc.
 Series 1997-HE3 Class A3
 6.520% due 08/25/13                                           6,500                     6,511
Household Consumer Loan Trust
 Series 1996-2 Class A2
 5.258% due 08/15/06 (a)                                       2,000                     1,981
IMC Home Equity Loan Trust
 Series 1998-3 Class A3
 6.160% due 05/20/14                                          10,000                     9,988
Providian Master Trust
 Series 1997-1 Class A
 5.028% due 05/15/06 (a)                                       4,000                     3,985
Saxon Asset Securities Trust
 Series 1998-3 Class AF2
 5.750% due 05/25/18                                          13,000                    12,927
 Series 1998-4 Class AF2
 6.195% due 10/25/13                                          10,000                     9,907
Saxon Asset Securities Trust
 Step Up Bond
 Series 1996-2 Class A6
 5.176% due 11/25/26 (a)                                       5,647                     5,617
Textron Financial Corp.
 Receivables
 Series 1997-A Class A
 6.050% due 03/16/09                                           6,556                     6,554
 Series 1998-A Class A1
 5.820% due 01/15/02                                           8,204                     8,214

                                                             Semiannual Report 3

SSGA
YIELD PLUS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                             PRINCIPAL              MARKET
                                                                              AMOUNT                 VALUE
                                                                               (000)                 (000)
                                                                                 $                     $
                                                                            ------------           ----------
The Money Store Home Equity Trust
 Series 1994-A Class A3
 5.525% due 09/15/18                                                              2,082                 2,069
 Series 1998-A Class AF3
 6.130% due 09/15/16                                                              8,000                 8,001
 Series 1998-B Class AF2
 6.115% due 06/15/10                                                              3,500                 3,506
Toyota Auto Receivables
 Grantor Trust
 Series 1996-A Class A
 6.300% due 07/20/01                                                              3,569                 3,577
                                                                                                     --------
                                                                                                      171,906
                                                                                                     --------

CORPORATE BONDS AND NOTES - 33.5%
Airtouch Communications, Inc.
 7.125% due 07/15/01                                                              5,000                 5,134
BankBoston Corp. (a)
 5.125% due 02/10/01                                                              5,000                 4,975
 5.125% due 08/24/01 (MTN)                                                        9,000                 8,902
 5.210% due 07/14/03 (MTN)                                                       10,000                 9,789
Beneficial Corp. (MTN)
 5.152% due 11/15/01(a)                                                           7,500                 7,434
Boeing Capital Corp. (MTN)
 5.350% due 03/27/02 (a)                                                         12,500                12,360
CIT Group Holdings, Inc. (MTN)
 6.125% due 12/15/00                                                              5,750                 5,780
Comdisco, Inc.
 6.500% due 06/15/00                                                             16,675                16,721
Commercial Credit Co., Inc.
 5.550% due 02/15/01                                                             10,000                 9,967
Enron Corp.
 5.734% due 03/30/00 (a)                                                         12,500                12,501
Finova Capital Corp. (MTN)
 5.180% due 08/14/01 (a)                                                         12,000                11,881
Goldman Sachs Group
 Series A (MTN)
 5.500% due 05/23/00 (a)                                                          2,500                 2,510
Goldman Sachs Group L.P.
 5.532% due 06/02/04 (a)                                                          5,000                 4,925
Heller Financial, Inc.
 Series I (MTN)
 5.319% due 01/19/01 (a)                                                         20,000                19,997
Household Finance Corp. (MTN)
 5.519% due 06/17/05 (a)                                                         23,000                22,698
Merrill Lynch & Co.
 Series B (MTN)(a)
 5.344% due 02/01/02                                                             14,000                14,046
 5.400% due 06/24/03                                                              8,500                 8,405
Raytheon Co.
 6.300% due 08/15/00                                                              5,000                 5,036
Texas Utilities
 5.672% due 04/20/00 (a)                                                          5,000                 4,999
Transamerica Financial Corp.
 5.469% due 09/17/01 (a)                                                         15,700                15,578
Worldcom, Inc.
 6.125% due 08/15/01                                                              8,225                 8,271
                                                                                                     --------
                                                                                                      211,909
                                                                                                     --------
EURODOLLAR BONDS - 10.2%
Allied Irish Banks (MTN)
 5.269% due 10/31/06 (a)                                                         15,000                14,807
Bankers Trust Australia
 5.326% due 06/02/08 (a)                                                         13,000                12,740
Denmark Danske Bank
 5.503% due 06/04/06 (a)                                                          2,000                 1,974
Lehman Brothers Holdings
 PLC (MTN)(a)
 5.500% due 02/20/01                                                              5,000                 4,931
 5.576% due 09/03/02                                                              7,300                 7,099
Lloyds Bank PLC
 5.312% due 06/29/49 (a)(f)                                                       4,000                 3,335
National Westminster Finance
 5.062% due 04/18/05 (a)                                                         20,000                19,548
                                                                                                     --------
                                                                                                       64,434
                                                                                                     --------

4 Semiannual Report

SSGA
YIELD PLUS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1999 (Unaudited)

                                                                      PRINCIPAL                     MARKET
                                                                       AMOUNT                       VALUE
                                                                       (000)                        (000)
                                                                         $                            $
                                                                     --------                    ---------
MORTGAGE-BACKED SECURITIES - 24.1%
Federal Home Loan Mortgage Corp.
 Participation Certificate
 7.000% due 2000                                                         500                          504
 6.066% due 2018 (a)                                                   2,817                        2,812
 7.084% due 2020 (a)                                                   8,123                        8,281
 7.244% due 2020 (a)                                                  14,718                       14,984
 6.687% due 2023 (a)                                                   1,261                        1,269
 6.944% due 2024 (a)                                                   3,169                        3,187
Federal Home Loan Mortgage Corp.
 Strip
 6.134% due 07/01/29 (a)                                               5,844                        5,836
Federal National Mortgage Association
 8.000% due 2004                                                       6,986                        7,098
 6.300% due 2019 (a)                                                   6,513                        6,499
 6.539% due 2019 (a)                                                   1,287                        1,286
 6.786% due 2020 (a)                                                   4,261                        4,319
 6.932% due 2022 (a)                                                  14,097                       14,312
 6.624% due 2023 (a)                                                   5,823                        5,947
 7.124% due 2024 (a)                                                   5,307                        5,416
 7.115% due 2025 (a)                                                   2,125                        2,163
 7.004% due 2030 (a)                                                  12,511                       12,821
Government National Mortgage
 Association
 8.000% due 2012                                                       1,650                        1,704
 4.500% due 2028 (a)                                                  31,520                       31,274
 4.500% due 2029 (a)                                                   4,040                        3,991
Government National Mortgage
 Association
 4.500% 30 Year TBA (g)                                                5,000                        4,960
Westpac Securitisation Trust
 Series 1998-1G Class A
 5.796% due 07/19/29 (a)                                              14,296                       14,190
                                                                                                 --------
                                                                                                  152,853
                                                                                                 --------

TOTAL LONG-TERM INVESTMENTS
(cost $605,321)                                                                                   601,102
                                                                                                 --------

SHORT-TERM INVESTMENTS - 5.0%
AIM Short-Term Investment Co.
 Prime Portfolio Class A (b)                                          28,003                       28,003
Dean Witter Discover & Co. (MTN)
 5.307% due 06/10/99 (a)                                               3,000                        3,003
Federated Investors Prime Cash
 Obligations Fund (b)                                                     50                           50
United States Treasury Bills
 4.380% due 04/15/99 (c)(d)                                              350                          348
                                                                                                 --------

TOTAL SHORT-TERM INVESTMENTS
(cost $31,400)                                                                                     31,404
                                                                                                 --------

TOTAL INVESTMENTS - 99.9%
(identified cost $636,721)(e)                                                                     632,506

OTHER ASSETS AND LIABILITIES,
NET, INCLUDING OPTIONS                                                                                847
WRITTEN - 0.1%                                                                                   --------

NET ASSETS - 100.0%                                                                               633,353
                                                                                                 ========

(a) Adjustable or floating-rate security.
(b) At cost, which approximates market.
(c) Rate noted is yielded-to-maturity
(d) Held as collateral in connecection with futures contracts purchased and options written by the Fund.
(e) See Note 2 for federal income tax information.
(f) Perpetual floating rate note.
(g) Forward commitment. See Note 2.

Abbreviations:
MTN - Medium Term Note
TBA - To Be Announced Security

The accompanying notes are an integral part of the financial statements.

                                                             Semiannual Report 5

SSGA
YIELD PLUS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1999 (Unaudited)

                                                                                UNREALIZED
                                                                 NUMBER        APPRECIATION
                                                                   OF          (DEPRECIATON)
                                                                CONTRACTS         (000)
                                                               -----------      -------------
FUTURES CONTRACTS
(Notes 2 and 3)

Eurodollar Futures Contracts
 Expiration date 06/00                                               100               $   (116)
                                                                                       --------

Total Unrealized Appreciation
 (Depreciation) on Open
 Futures Contracts Purchased (S)                                                       $   (116)
                                                                                       ========

                                                                 NOTIONAL               MARKET
                                                                  AMOUNT                 VALUE
                                                                   (000)                 (000)
                                                                     $                     $
                                                                ----------            ----------
OPTIONS WRITTEN
(Notes 2 and 3)

Eurodollar Futures*
   June 95.00 Put                                                    250                   (180)
                                                                                       --------

Total Liability for Options Written
   (premiums received $67) (S)                                                             (180)
                                                                                       ========

(S) At February 28, 1999, United States Treasury Bills valued at $348 were held as collateral in connection with open futures contracts purchased and options written by the Fund.
*    $100,000 notional amount represents 1 contract.

The accompanying notes are an integral part of the financial statements.

6 Semiannual Report

SSGA
YIELD PLUS FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)     February 28, 1999 (Unaudited)


ASSETS
Investments at market (identified cost $636,721)(Note 2)............  $ 632,506
Receivables:
  Dividends and interest............................................      5,147
  Fund shares sold..................................................      1,483
Prepaid expenses....................................................         11
                                                                      ---------

      Total Assets..................................................    639,147

LIABILITIES
Payables:
   Dividends............................................   $     147
   Investments purchased (delayed settlement)(Note 2)...       4,985
   Fund shares redeemed.................................          10
   Accrued fees to affiliates and trustees (Note 4).....         460
   Other accrued expenses...............................           8
   Daily variation margin on futures contracts (Notes
   2 and 3).............................................           4
Options written, at market value (premiums received
$67)(Notes 2 and 3).....................................         180
                                                            --------

      Total Liabilities.............................................      5,794

                                                                      ---------

NET ASSETS..........................................................  $ 633,353
                                                                      =========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment.income........  $     (71)
Accumulated net realized gain (loss)................................     (2,332)
Unrealized appreciation (depreciation) on:
   Investments......................................................     (4,215)
   Futures contracts................................................       (116)
   Options written..................................................       (113)
Shares of beneficial interest.......................................         64
Additional paid-in capital..........................................    640,136
                                                                       --------

NET ASSETS..........................................................  $ 633,353
                                                                      =========

NET ASSET VALUE, offering and redemption price per share:
 ($633,353,021 divided by 63,925,254 shares of $.001 par value
   shares of beneficial interest outstanding).......................   $   9.91
                                                                       ========

The accompanying notes are an integral part of the financial statements.

                                                             Semiannual Report 7

SSGA
YIELD PLUS FUND

STATEMENT OF OPERATIONS
Amounts in thousands     For the Six Months Ended  February 28, 1999 (Unaudited)

INVESTMENT INCOME:
  Interest..........................................................   $ 20,814
  Dividends.........................................................        407
                                                                       --------

   Total Investment Income..........................................     21,221

EXPENSES (Notes 2 and 4):
  Advisory fees........................................     $    904
  Administrative fees..................................          118
  Custodian fees.......................................           62
  Distribution fees....................................          145
  Transfer agent fees..................................           43
  Professional fees....................................           14
  Registration fees....................................           18
  Shareholder servicing fees...........................          174
  Trustees' fees.......................................            8
  Miscellaneous........................................           17
                                                            --------

    Total Expenses...................................................     1,503
                                                                       --------

Net investment income...............................................     19,718
                                                                       --------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments..........................................        (280)
  Futures contracts....................................        (146)       (426)
                                                            -------    --------
Net change in unrealized appreciation or depreciation of:
  Investments..........................................      (3,017)
  Futures contracts....................................         (94)
  Options written......................................        (113)     (3,224)
                                                            -------    --------

Net gain (loss) on investments...................................        (3,650)
                                                                       --------

Net increase (decrease) in net assets resulting from operations..      $ 16,068
                                                                       ========

The accompanying notes are an integral part of the financial statements.

Semiannual Report 8

SSGA
YIELD PLUS FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                   FOR THE SIX                     FOR THE
                                                  MONTHS ENDED                   FISCAL YEAR
                                                FEBRUARY 28, 1999                   ENDED
                                                   (UNAUDITED)                  AUGUST 31, 1998
                                                -----------------               ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income.............................   $ 19,718                     $    35,386
  Net realized gain (loss)..........................       (426)                           (353)
  Net change in unrealized appreciation or..........     (3,224)                         (1,655)
  depreciation...................................... ----------                    ------------

   Net increase (decrease) in net assets resulting
   from operations.................................      16,068                          33,378
                                                     ----------                    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income.............................    (19,643)                        (35,250)
  In excess of net investment income................        (71)                           (136)
                                                     -----------                   ------------

     Total Distributions to Shareholders.............   (19,714)                        (35,386)
                                                     -----------                   ------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund
  share transactions (Note 5).......................    (35,466)                       (165,582)
                                                      -----------                  ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS........     (39,112)                       (167,590)

NET ASSETS
  Beginning of period...............................    672,465                         840,055
                                                     ----------                    ------------
End of period (including accumalated distributions
   in excess of net investment income of $71 and $75,
   respectively)...................................    $633,353                     $   672,465
                                                     ===========                   =============

The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  9

SSGA
YIELD PLUS FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                YEARS ENDED AUGUST 31,
                                   -----------------------------------------------
                           1999*    1998     1997     1996       1995       1994
                         -------- -------- -------- --------   --------   --------

NET ASSET VALUE,
 BEGINNING OF PERIOD.... $. 9.97  $ 10.01  $ 10.00  $ 10.00  $    9.99  $   10.01
                         -------- -------- -------- -------- ---------- ----------

INCOME FROM INVESTMENTS
 OPERATIONS:

    Net investment income
   (a)..................     .27      .57      .54      .56        .56        .38
                         -------- -------- -------- -------- ---------- ----------
   Net realized and
   unrealized gain (loss)
   on investments.......    (.06)    (.04)     .01       --        .02       (.02)
                         -------- -------- -------- -------- ---------- ----------

   Total Income From
   Investment
   Operations...........     .21      .53      .55      .56        .58        .36
                         -------- -------- -------- -------- ---------- ----------

DISTRIBUTIONS:
   Net investment income..  (.27)    (.57)    (.54)    (.56)      (.56)      (.38)
   Net realized gain on
   investments..........      --       --       --       --       (.01)        --
                         -------- -------- -------- -------- ---------- ----------


     Total Distributions..  (.27)    (.57)    (.54)    (.56)      (.57)      (.38)
                         -------- -------- -------- -------- ---------- ----------

NET ASSET VALUE, END
 OF PERIOD.............. $. 9.91  $  9.97  $ 10.01  $ 10.00  $   10.00  $    9.99
                         ======== ======== ======== ======== ========== ==========

TOTAL RETURN (%)(b).....    2.11     5.40     5.67     5.73       6.01       3.65

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of
  period ($000
  omitted).............  633,353  672,465  840,055  933,485  1,447,097  1,358,464

   Ratios to average net
   assets (%)(c):
   Operating expenses...     .42      .41      .38      .36        .38        .35
   Net investment
   income...............    5.45     5.66     5.42     5.59       5.64       3.82

 Portfolio turnover
   rate (%)(c)..........  200.62   249.10    92.38    97.05     199.69     142.68

*   For the six months ended February 28, 1999 (Unaudited).
(a) For the period ended February 28, 1999, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for the period ended February 28, 1999 are annualized.

The accompanying notes are an integral part of the financial statements.

Semiannual Report 10

SSGA
YIELD PLUS FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)
1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA Yield Plus Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

   Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

   Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

                                                           Semiannual Report  11

SSGA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At February 28, 1999, the Fund had a net tax basis capital loss carryover of $1,086,433 which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2004. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $842,006 incurred from November 1, 1997 to August 31,1998, and treat it as arising in fiscal year 1999.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1999 are as follows:


                                                                    NET
                                                                 UNREALIZED
               FEDERAL TAX       UNREALIZED     UNREALIZED      APPRECIATION
                  COST          APPRECIATION  (DEPRECIATION)   (DEPRECIATION)
               ------------     ------------  --------------   --------------
               $636,721,000     $1,084,571    $ (5,299,571)    $ (4,215,000)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain fixed income securities purchased at a discount in futures, mortgage-backed securities, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

12 Semiannual Report

SSGA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   FORWARD COMMITMENTS/MORTGAGE DOLLAR ROLLS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. For example, the Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund purchases a mortgage security and sells a similar mortgage security before settlement of the purchased mortgage security occurs. The Fund may realize a short-term gain (or loss), based on market movements, upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FUTURES: The Fund utilizes exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.


3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, and repurchase agreements aggregated to $619,229,247 and $543,101,132, respectively.

   For the period ended February 28, 1999, purchases and sales of US Government and Agency obligations, excluding short-term investments, futures contracts and repurchase agreements aggregated to $123,335,455 and $136,155,373, respectively.
                                                            Semiannual Report 13

SSGA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   FUTURES TRANSACTIONS: The Fund's transactions in futures contracts for the period ended February 28, 1999, were as follows:

                                                    FUTURES CONTRACTS           FUTURES CONTRACTS
                                                        SOLD SHORT                  PURCHASED
                                                --------------------------  ----------------------------
                                                              AGGREGATE                    AGGREGATE
                                                NUMBER OF   FACE VALUE OF   NUMBER OF    FACE VALUE OF
                                                CONTRACTS   CONTRACTS (1)   CONTRACTS    CONTRACTS (1)
                                                ---------   --------------  ---------    ---------------
Outstanding at August 31, 1998                         35    $   8,271,130         --     $           --
Contracts opened                                      172       40,915,396        200         47,425,150
Contracts closed                                     (207)     (49,186,526)      (100)       (23,736,950)
                                                ---------   --------------  ---------    ---------------
Outstanding at February 28, 1999                       --    $          --        100     $   23,688,200
                                                =========   ==============  =========    ===============


   (1) The aggregate face value of contracts is computed on the date each contract was opened.

   SECURITIES LENDING: Effective December 17, 1998, the Investment Company started its securities lending program. The program allows each Fund to loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 1999, there were no outstanding securities on loan.


4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing, and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

14 Semiannual Report

SSGA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0 up to and including $500 million -.06%; over $500 million to and including $1 billion - .05%; over $1 billion -.03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% for the period September 1, 1997 to December 31, 1997, up to a maximum of 5% for the period January 1, 1998 to December 31, 1998 and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $90,388, $677, $19,849 and $47,865, by the Adviser, SSBSI, Commercial Banking, and Solutions, respectively. The Fund did not incur any expenses from RIS during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders

                                                            Semiannual Report 15

SSGA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

   BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

          Advisory fees                        $ 326,669
          Administration fees                     27,296
          Custodian fees                          41,822
          Distribution fees                        2,306
          Shareholder servicing fees              41,145
          Transfer agent fees                     18,763
          Trustees' fees                           1,750
                                               ---------
                                               $ 459,751
                                               =========

   BENEFICIAL INTEREST: As of February 28, 1999, two shareholders (one of which was also an affiliate of the Investment Company) were record owners of approximately 50% and 12%, respectively, of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                FOR THE PERIODS ENDED
                                   ---------------------------------------------------
                                      FEBRUARY 28, 1999         AUGUST 31, 1998
                                   -----------------------  --------------------------
                                     SHARES     DOLLARS      SHARES       DOLLARS
                                   ----------  -----------  ----------   -------------
   Proceeds from shares sold           62,551   $  619,679     187,164    $  1,870,329
   Proceeds from reinvestment
    of distributions                    1,915       18,979       3,401          33,983
   Payments for shares
    redeemed                          (67,973)    (674,124)   (207,076)     (2,069,894)
                                   ----------  -----------  ----------   -------------
   Total net increase (decrease)       (3,507)  $  (35,466)    (16,511)   $   (165,582)
                                   ==========  ===========  ==========   =============

16 Semiannual Report

SSGA YIELD PLUS FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 William L. Marshall
 Steven J. Mastrovich
 Patrick J. Riley
 Richard D. Shirk
 Bruce D. Taber
 Henry W. Todd

OFFICERS
 Lynn L. Anderson, President, Treasurer and CEO
 Mark E. Swanson, Assistant Secretary, Assistant
   Treasurer and Principal Accounting Officer
 J. David Griswold, Vice President and Secretary
 Deedra S. Walkey, Assistant Secretary
 Rick J. Chase, Assistant Secretary
 Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
 State Street Bank and Trust Company
 225 Franklin Street
 Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
 OFFICE OF SHAREHOLDER INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171
 (800) 647-7327

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 One International Place, 27th Floor
 Boston, Massachusetts 02110
 (800) 997-7327

ADMINISTRATOR
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, Washington 98402

LEGAL COUNSEL
 Goodwin, Procter & Hoar LLP
 Exchange Place
 Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 One Post Office Square
 Boston, Massachusetts 02109

                                                           Semiannual Report  17

                                SSGA(R) FUNDS

                            AGGRESSIVE EQUITY FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents

                                                                      Page
Financial Statements                                                     3

Financial Highlights                                                     8

Notes to Financial Statements                                            9

Fund Management and Service Providers                                   14

SSgA(R) is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further details. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
AGGRESSIVE EQUITY FUND

                                                        STATEMENT OF NET ASSETS

                                                   February 28, 1999 (Unaudited)

                                                              Market
                                                Number         Value
                                                  of           (000)
                                                 Shares          $
COMMON STOCKS - 98.6%
CAPITAL GOODS - 1.3%
Sanmina Corp. (a)                                 1,600            83
                                                                -----

CONSUMER BASICS - 22.2%
AmeriSource Health Corp.
   Class A (a)                                      400            30
Amgen, Inc. (a)                                   1,200           150
Keebler Foods Co. (a)                             3,200           125
Maxxim Medical, Inc. (a)                          4,500           102
Medtronic, Inc.                                   1,900           134
PacifiCare Health Systems, Inc. Class B (a)       1,600           116
Priority Healthcare Corp.
   Class B (a)                                    3,100           120
Quest Diagnostics, Inc. (a)                       6,800           145
Safeway, Inc. (a)                                 2,400           139
Suiza Foods Corp. (a)                             2,500            93
Sybron International Corp. (a)                    4,400           108
Techne Corp. (a)                                  5,800           143
                                                                -----
                                                                1,405
                                                                -----

CONSUMER DURABLES - 4.6%
Best Buy Co. (a)                                  2,000           186
Smith (A.O.) Corp.                                4,800           102
                                                                -----
                                                                  288
                                                                -----

CONSUMER NON-DURABLES - 14.5%
Abercrombie & Fitch Co.
   Class A (a)                                    1,300            99
Intimate Brands, Inc. Class A                     4,000           157
Lowe's Cos., Inc.                                 2,600           154
Musicland Stores Corp. (a)                       10,900           129
Nu Skin Enterprises, Inc.
   Class A (a)                                    5,400           113
Shaw Industries, Inc. (a)                         6,200           136
Zale Corp. (a)                                    3,900           129
                                                                -----
                                                                  917
                                                                -----

CONSUMER SERVICES - 6.4%
Darden Restaurants, Inc.                          6,900           152
Foodmaker, Inc. (a)                               5,600           129
Galileo International, Inc.                       2,500           126
                                                                -----
                                                                  407
                                                                -----

ENERGY - 0.8%
BJ Services Co. (a)                               3,600            51
                                                                -----

FINANCE - 10.0%
Countrywide Credit Industries, Inc.               2,500            95
Cullen Frost Bankers, Inc.                        1,900            90
Edwards (A.G.), Inc.                              3,400           111
Fidelity National Financial                       4,500            90
GBC Bancorp                                       5,500           118
Texas Regional Bancshares, Inc.
   Class A                                        5,200           131
                                                                -----
                                                                  635
                                                                -----

GENERAL BUSINESS - 5.4%
Interim Services, Inc. (a)                        6,200           118
Valassis Communications, Inc. (a)                 2,400           115
Viad Corp.                                        4,200           111
                                                                -----
                                                                  344
                                                                -----

SHELTER - 3.2%
Centex Construction Products, Inc.                3,000           107
Walter Industries, Inc. (a)                       7,700            94
                                                                -----
                                                                  201
                                                                -----

                                                           Semiannual Report 3

SSGA
AGGRESSIVE EQUITY FUND

                                           STATEMENT OF NET ASSETS, CONTINUED

                                                   February 28, 1999 (Unaudited)

                                                              Market
                                                Number         Value
                                                  of           (000)
                                                 Shares          $
TECHNOLOGY - 21.8%
BMC Software, Inc. (a)                           2,900             119
Cirrus Logic, Inc. (a)                          11,900              96
Gateway 2000, Inc. (a)                           2,500             182
Hewlett-Packard Co.                              2,500             166
Intel Corp.                                      1,500             180
Linear Technology Corp.                          2,600             114
Lucent Technologies, Inc.                        1,100             112
Microsoft Corp. (a)                                800             120
Progress Software Corp. (a)                      3,600             111
Unisys Corp. (a)                                 1,300              38
Xilinx, Inc. (a)                                 2,000             138
                                                                 -----
                                                                 1,376
                                                                 -----

TRANSPORTATION - 3.7%
Kansas City Southern
   Industries, Inc.                              2,700             126
MotivePower Industries, Inc. (a)                 3,800             105
                                                                 -----
                                                                   231
                                                                 -----

UTILITIES - 4.7%
AT&T Corp.                                       2,200             181
Century Telephone
   Enterprises, Inc.                             1,900             117
                                                                 -----
                                                                   298
                                                                 -----

TOTAL COMMON STOCKS
(cost $6,378)                                                    6,236
                                                                 -----

SHORT-TERM INVESTMENTS - 0.8%
AIM Short-Term Investment Prime
   Portfolio Class A (b)                            32              32
Federated Investors Prime Cash
   Obligations Fund (b)                             21              21
                                                                 -----

TOTAL SHORT-TERM INVESTMENTS
(cost $53)                                                          53
                                                                 -----

TOTAL INVESTMENTS - 99.4%
(identified cost $6,431)(c)                                      6,289

OTHER ASSETS AND LIABILITIES,
Net - 0.6%                                                          35
                                                                 -----

NET ASSETS - 100.0%                                              6,324
                                                                 =====

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal tax information.

The accompanying notes are an integral part of the financial statements.

4 Semiannual Report

SSGA
AGGRESSIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)     February 28, 1999 (Unaudited)

ASSETS
Investments at market (identified cost $6,431)(Note 2) .............................   $   6,289
Receivables:
   Dividends ........................................................................          3
   Investments sold .................................................................         21
   From Advisor .....................................................................          3
Prepaid expenses ....................................................................         30
Short-term investments held as collateral for securities loaned, at market (Note 3)        1,687
                                                                                       ---------

      Total Assets ..................................................................      8,033

LIABILITIES
Payables:
   Investments purchased ............................................................  $       14
   Accrued fees to affiliates and trustees (Note 4) .................................           5
   Other accrued expenses ...........................................................           3
Payable upon return of securities loaned, at market (Note 3).........................       1,687
                                                                                       ----------

Total Liabilities ...................................................................  $   1,709

NET ASSETS ..........................................................................  $   6,324

NET ASSETS CONSIST OF:
Undistributed net investment income (loss) ..........................................  $      (3)
Accumulated net realized gain (loss) ................................................         79
Unrealized appreciation (depreciation) on investments ...............................       (142)
Shares of beneficial interest .......................................................          1
Additional paid-in capital ..........................................................      6,389
                                                                                       ---------

NET ASSETS ..........................................................................  $   6,324
                                                                                       =========

NET ASSET VALUE, offering and redemption price per share:
    ($6,323,589 divided by 638,812 shares of $.001 par value
      shares of beneficial interest outstanding) ....................................  $    9.90
                                                                                       =========


The accompanying notes are an integral part of the statements.

                                                             Semiannual Report 5

SSGA
AGGRESSIVE EQUITY FUND

STATEMENT OF OPERATIONS
Amounts in thousands          For the Period December 30, 1998 (Commencement of
                                   Operations) to February 28, 1999 (Unaudited)

INVESTMENT INCOME:
  Interest ............. ........................................   $        5
  Dividends .....................................................            3
                                                                    ----------

      Total Investment Income ...................................            8

EXPENSES (Notes 2 and 4):
  Advisory fees .................................................   $        8
  Custodian fees ................................................            3
  Transfer agent fees ...........................................            1
  Professional fees .............................................            2
  Registration fees .............................................            7
                                                                     ---------

  Expenses before reductions ....................................           21
  Expense reductions (Note 4) ...................................          (10)
                                                                     ---------

    Expenses, net ...............................................           11
                                                                    ----------

Net investment income (loss) ....................................           (3)
                                                                    ----------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments ......................            79
Net change in unrealized appreciation or depreciation of
investments ....................................................          (142)
                                                                    ----------

Net gain (loss) on investments .................................           (63)
                                                                    ----------

Net increase (decrease) in net assets resulting from operations.    $      (66)
                                                                    ==========

The accompanying notes are an integral part of the financial statements.

6 Semiannual Report

SSGA
AGGRESSIVE EQUITY FUND

Statement of Changes in Net Assets
Amounts in thousands

                                                                          FOR THE PERIOD
                                                                         DECEMBER 30, 1998*
                                                                                 TO
                                                                          FEBRUARY 28, 1999
                                                                             (UNAUDITED)
                                                                          -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss) .......................................... $           (3)
   Net realized gain (loss) ..............................................             79
   Net change in unrealized appreciation or depreciation .................           (142)
                                                                           --------------

       Net increase (decrease) in net assets resulting from operations ...            (66)
                                                                           --------------

FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from Fund share transactions
   (Note 5)...............................................................          6,390
                                                                           --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..............................          6,324

NET ASSETS ...............................................................
   Beginning of period....................................................             --
                                                                           --------------

   End of period (including undistributed net investment loss of $3) ..... $        6,324
                                                                           ==============

*       Commencement of operations.

The accompanying notes are an integral part of the financial statements.

                                                             Semiannual Report 7

SSGA
AGGRESSIVE EQUITY FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                             1999*
                                                         ------------
NET ASSET VALUE, BEGINNING OF PERIOD .................   $      10.00
                                                         ------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(a) ....................           (.01)
  Net realized and unrealized gain (loss) on
  investments ........................................           (.09)
                                                         ------------

     Total Income From Investment Operations .........           (.10)
                                                         ------------

NET ASSET VALUE, END OF PERIOD .......................   $       9.90
                                                         ============

TOTAL RETURN (%)(b) ..................................          (1.00)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) ...........          6,324

Ratios to average net assets (%)(c):
     Operating expenses, net (d) ......................          1.10
     Operating expenses, gross (d) ....................          2.09
     Net investment income ............................          (.31)

Portfolio turnover rate (%)(e) ........................            --


* For the period December 30, 1998 (commencement of operations) to February 28, 1999 (Unaudited).
(a) For the period ended February 28, 1999, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for the period ended February 28, 1999 are annualized.
(d) See Note 4 for current period amounts.
(e) This rate is not meaningful due to the Fund's short period of operation.


    8 Semiannual Report

SSGA
AGGRESSIVE EQUITY FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA Aggressive Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price. International securities traded on a national securities exchange are valued on the basis of the last sale price.

     International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

                                                             Semiannual Report 9

SSGA
AGGRESSIVE EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)


     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1999 are as follows:

                                                                    NET
                                                                UNREALIZED
          FEDERAL TAX      UNREALIZED        UNREALIZED        APPRECIATION
             COST         APPRECIATION     (DEPRECIATION)     (DEPRECIATION)
         -------------   --------------   ----------------   ----------------
         $   6,431,000   $      309,363   $       (451,363)  $       (142,000)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and t ri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

10 Semiannual Report

SSGA
AGGRESSIVE EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)


3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the period December 30, 1998 to February 28, 1999, purchases and sales of investment securities, excluding short-term investments and futures contracts aggregated to $7,827,313 and $1,527,293, respectively.

     SECURITIES LENDING: Effective December 17, 1998, the Investment Company started its securities lending program. The program allows each Fund to loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 1999, the value of outstanding securities on loan and the value of collateral amounted to $1,598,788 and $1,686,697, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. The Adviser has voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net assets on an annual basis. As of February 28, 1999, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and

                                                            Semiannual Report 11

SSGA
AGGRESSIVE EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% for the period May 1, 1998 to December 31, 1998, and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175%, to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. The Fund did not incur any expenses from the Adviser, SSBSI, RIS, Commercial Banking, and Solutions during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance.

12 Semiannual Report

SSGA
AGGRESSIVE EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $3,550 for the period ended February 28, 1999.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

          Administration fees           $      146
          Custodian fees                     2,559
          Distribution fees                     12
          Shareholder servicing fees           261
          Transfer agent fees                1,568
          Trustees' fees                        16
                                        ----------
                                        $    4,562
                                        ==========

     Beneficial Interest: As of February 28, 1999, two shareholder were record owners of approximately 49% and 42%, respectively, of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS (amounts in thousands)


                                                        FOR THE PERIOD
                                                       DECEMBER 30, 1998
                                                  (COMMENCEMENT OF OPERATIONS)
                                                       TO FEBRUARY 28, 1999
                                                   ---------------------------
                                                     SHARES          DOLLARS
                                                   -----------     -----------

     Proceeds from shares sold....................         641     $     6,410
     Proceeds from reinvestment of distributions..           -               -
     Payments for shares redeemed.................          (2)            (20)
                                                   -----------     -----------
     Total net increase (decrease)................         639     $     6,390
                                                   ===========     ===========

6.   LINE OF CREDIT

     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's total assets under the agreement.

                                                            Semiannual Report 13

SSGA AGGRESSIVE EQUITY FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

________________________________________________________________________________

TRUSTEES
     Lynn L. Anderson, Chairman
     William L. Marshall
     Steven J. Mastrovich
     Patrick J. Riley
     Richard D. Shirk
     Bruce D. Taber
     Henry W. Todd

OFFICERS
     Lynn L. Anderson, President, Treasurer and CEO
     Mark E. Swanson, Assistant Secretary, Assistant
       Treasurer and Principal Accounting Officer
     J. David Griswold, Vice President and Secretary
     Deedra S. Walkey, Assistant Secretary
     Rick J. Chase, Assistant Secretary
     Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, Massachusetts 02171
     (800) 647-7327

DISTRIBUTOR
     Russell Fund Distributors, Inc.
     One International Place, 27th Floor
     Boston, Massachusetts 02110
     (800) 997-7327

ADMINISTRATOR
     Frank Russell Investment Management Company
     909 A Street
     Tacoma, Washington 98402

LEGAL COUNSEL
     Goodwin, Procter & Hoar LLP
     Exchange Place
     Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
     PricewaterhouseCoopers LLP
     One Post Office Square
     Boston, Massachusetts 02109

14 Semiannual Report

                                 SSGA(R) FUNDS

                            GROWTH AND INCOME FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents

                                                                           Page
     Financial Statements..............................................     3

     Financial Highlights..............................................     8

     Notes to Financial Statements.....................................     9

     Fund Management and Service Providers.............................    15


"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
GROWTH AND INCOME FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                    MARKET
                                      NUMBER         VALUE
                                        OF           (000)
                                      SHARES           $
                                     --------      ---------
COMMON STOCKS - 95.8%
BASIC INDUSTRIES - 3.2%
Air Products & Chemicals, Inc.       100,000           3,213
Illinois Tool Works, Inc.             56,000           3,850
                                                   ---------
                                                       7,063
                                                   ---------

CAPITAL GOODS - 3.9%
Emerson Electric Co.                  48,000           2,757
General Electric Co.                  60,000           6,019
                                                   ---------
                                                       8,776
                                                   ---------

CONSUMER BASICS - 18.9%
American Home Products Corp.          40,000           2,380
Bestfoods                            136,000           6,383
Bristol-Myers Squibb Co.              37,000           4,660
Cardinal Health, Inc.                 52,500           3,790
Lilly (Eli) & Co.                     17,000           1,610
Merck & Co., Inc.                     50,000           4,087
Pfizer, Inc.                          45,000           5,937
Pharmacia & Upjohn, Inc.             130,000           7,085
Philip Morris Cos., Inc.             160,000           6,260
                                                   ---------
                                                      42,192
                                                   ---------

CONSUMER DURABLES - 2.3%
Ford Motor Co.                        85,000           5,042
                                                   ---------

CONSUMER NON-DURABLES - 7.3%
Avon Products, Inc.                  144,000           5,994
Dayton Hudson Corp.                   38,000           2,377
Home Depot, Inc. (The)                41,000           2,447
Wal-Mart Stores, Inc.                 65,000           5,615
                                                   ---------
                                                      16,433
                                                   ---------

CONSUMER SERVICES - 3.1%
Carnival Corp. Class A                98,000           4,361
Disney (Walt) Co.                     75,000           2,639
                                                   ---------
                                                       7,000
                                                   ---------

ENERGY - 4.7%
Atlantic Richfield Co.                50,000           2,731
Mobil Corp.                           73,000           6,073
Royal Dutch Petroleum Co.             40,000           1,755
                                                   ---------
                                                      10,559
                                                   ---------

FINANCE - 14.9%
American Express Co.                  25,000           2,713
American General Corp.                10,000             733
American International Group, Inc.    29,250           3,333
Associates First Capital Corp.
 Class A                              95,442           3,877
BankAmerica Corp.                     90,000           5,878
Northern Trust Corp.                  68,100           6,086
Price (T. Rowe) & Associates, Inc.    75,000           2,302
Wachovia Corp.                        20,000           1,701
Wells Fargo Co.                      180,000           6,615
                                                   ---------
                                                      33,238
                                                   ---------

GENERAL BUSINESS - 4.8%
Automatic Data Processing, Inc.      150,000           5,963
McGraw-Hill, Inc.                     20,000           2,189
MediaOne Group, Inc. (a)              46,500           2,534
                                                   ---------
                                                      10,686
                                                   ---------

TECHNOLOGY - 18.6%
Applied Materials, Inc. (a)           63,000           3,504
Cisco Systems, Inc. (a)               70,750           6,920
COMPAQ Computer Corp.                 25,000             881
EMC Corp. (a)                         40,000           4,095
Intel Corp.                           20,000           2,399

                                                             Semiannual Report 3

SSGA
GROWTH AND INCOME FUND

                                             STATEMENT OF NET ASSETS (CONTINUED)
                                                   February 28, 1999 (Unaudited)

                                                    MARKET
                                      NUMBER         VALUE
                                        OF           (000)
                                      SHARES           $
                                     --------      ---------
International Business
 Machines Corp.                       15,000           2,550
Linear Technology Corp.              108,600           4,751
Lucent Technologies, Inc.             66,000           6,703
Microsoft Corp. (a)                   49,000           7,353
Motorola, Inc.                        20,000           1,405
Sun Microsystems, Inc. (a)            10,000             973
                                                   ---------
                                                      41,534
                                                   ---------

TRANSPORTATION - 0.7%
Burlington Northern, Inc.             50,000           1,656
                                                   ---------

UTILITIES - 13.4%
Airtouch Communications, Inc. (a)     50,000           4,553
Alltel Corp.                          97,000           5,808
AT&T Corp.                            19,000           1,560
Century Telephone
 Enterprises, Inc.                    75,000           4,631
Duke Energy Corp.                     98,000           5,574
Edison International                  35,000             892
MCI WorldCom, Inc. (a)                70,000           5,775
TECO Energy, Inc.                     60,000           1,298
                                                   ---------
                                                      30,091
                                                   ---------

TOTAL COMMON STOCKS
(cost $164,802)                                      214,270
                                                   ---------

SHORT-TERM INVESTMENTS - 3.7%
AIM Short-Term Investment Prime
 Portfolio Class A (b)                 4,234           4,234
Federated Government
 Obligations Fund (b)                  4,010           4,010
                                                   ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $8,244)                                          8,244
                                                   ---------

TOTAL INVESTMENTS - 99.5%
(identified cost $173,046)(c)                        222,514

OTHER ASSETS AND LIABILITIES,
NET - 0.5%                                             1,163
                                                   ---------

NET ASSETS - 100.0%                                  223,677
                                                   =========

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.

4 Semiannual Report

SSGA
GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)     February 28, 1999 (Unaudited)

ASSETS
Investments at market (identified cost $173,046)(Note 2).........     $ 222,514
Receivables:
 Dividends.......................................................           365
 Investments sold................................................           213
 Fund shares sold................................................         1,104
Short-term investments held as collateral for securities
 loaned, at market (Note 3)......................................        40,868
                                                                      ---------
   Total Assets..................................................       265,064

LIABILITIES
Payables:
 Investments purchased...........................................     $      80
 Fund shares redeemed............................................            66
 Accrued fees to affiliates and trustees (Note 4)................           343
 Other accrued expenses..........................................            30
Payable upon return of securities loaned, at market
 (Note 3)........................................................        40,868
                                                                      ---------

   Total Liabilities.............................................        41,387
                                                                      ---------

NET ASSETS.......................................................     $ 223,677
                                                                      =========

NET ASSETS CONSIST OF:
Undistributed net investment income..............................     $     213
Accumulated net realized gain (loss).............................         4,448
Unrealized appreciation (depreciation) on investments............        49,468
Shares of beneficial interest....................................            11
Additional paid-in capital.......................................       169,537
                                                                      ---------

NET ASSETS.......................................................     $ 223,677
                                                                      =========

NET ASSET VALUE, offering and redemption price per share:
 ($223,676,923 divided by 10,514,319 shares of $.001 par value
   shares of beneficial interest outstanding)....................     $   21.27
                                                                      =========

The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  5

SSGA
GROWTH AND INCOME FUND

STATEMENT OF OPERATIONS
Amounts in thousands      For the Six Months Ended February 28, 1999 (Unaudited)

INVESTMENT INCOME:
 Dividends.........................................................   $   1,250
 Interest..........................................................           6
                                                                      ---------

   Total Investment Income.........................................       1,256

EXPENSES (Notes 2 and 4):
 Advisory fees.....................................................   $     718
 Administrative fees...............................................          30
 Custodian fees....................................................          21
 Distribution fees.................................................          54
 Transfer agent fees...............................................          24
 Professional fees.................................................           8
 Registration fees.................................................          31
 Shareholder servicing fees........................................         100
 Trustees' fees....................................................           2
 Miscellaneous.....................................................           3
                                                                      ---------

 Expenses before reductions........................................         991
 Expense reductions (Note 4).......................................        (137)
                                                                      ---------

   Expenses, net...................................................         854
                                                                      ---------

Net investment income..............................................         402
                                                                      ---------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments..........................       4,744
Net change in unrealized appreciation or depreciation of
investments........................................................      37,470
                                                                      ---------
Net gain (loss) on investments.....................................      42,214
                                                                      ---------

Net increase (decrease) in net assets resulting from operations.      $  42,616
                                                                      =========

The accompanying notes are an integral part of the financial statements.

6 Semiannual Report

SSGA
GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                        FOR THE SIX            FOR THE
                                                                        MONTHS ENDED         FISCAL YEAR
                                                                      FEBRUARY 28, 1999         ENDED
                                                                        (UNAUDITED)         AUGUST 31, 1998
                                                                      -----------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income........................................        $             402     $           563
 Net realized gain (loss).....................................                    4,744              16,224
 Net change in unrealized appreciation or
 depreciation.................................................                   37,470             (12,525)
                                                                      -----------------     ---------------
   Net increase (decrease) in net assets resulting
   from operations............................................                   42,616               4,262
                                                                      -----------------     ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income........................................                     (355)               (530)
 Net realized gain on investments.............................                  (16,521)             (7,384)
                                                                      -----------------     ---------------

   Total Distributions to Shareholders........................                  (16,876)             (7,914)
                                                                      -----------------     ---------------

FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from Fund
 share transactions (Note 5)..................................                   86,311              43,542
                                                                      -----------------     ---------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS...................                  112,051              39,890

NET ASSETS
 Beginning of period..........................................                  111,626              71,736
                                                                      -----------------     ---------------
 End of period (including undistributed net investment income
   of $213 and $166, respectively)............................        $         223,677     $       111,626
                                                                      =================     ===============

The accompanying notes are an integral part of the financial statements.

                                                          Semiannual Report  7

SSGA
GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            YEARS ENDED AUGUST 31,
                                            ----------------------------------------------------
                                  1999*        1998      1997      1996       1995       1994**
                                 --------   --------  ---------  --------  ---------   ---------
NET ASSET VALUE, BEGINNING
OF PERIOD.....................   $  18.10   $  18.08  $   13.36  $  11.95  $   10.51   $   10.00
                                 --------   --------  ---------  --------  ---------   ---------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income (a)....        .05        .11        .12       .15        .18         .15
 Net realized and
   unrealized gain (loss)
   on investments.............       5.57       1.83       5.18      1.46       1.44         .47
                                 --------   --------  ---------  --------  ---------   ---------
   Total Income From
     Investment Operations....       5.62       1.94       5.30      1.61       1.62         .62
                                 --------   --------  ---------  --------  ---------   ---------
DISTRIBUTIONS:
 Net investment income........       (.05)      (.11)      (.14)     (.16)      (.18)       (.11)
 Net realized gain on
   investments................      (2.40)     (1.81)      (.44)     (.04)        --          --
                                 --------   --------  ---------  --------  ---------   ---------

   Total Distributions........      (2.45)     (1.92)      (.58)     (.20)      (.18)       (.11)
                                 --------   --------  ---------  --------  ---------   ---------
NET ASSET VALUE, END OF
PERIOD........................   $  21.27   $  18.10  $   18.08  $  13.36  $   11.95   $   10.51
                                 ========   ========  =========  ========  =========   =========

TOTAL RETURN (%)(b)...........      33.39      10.93      40.95     13.57      15.66        6.23

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
   ($000 omitted).............    223,677    111,626     71,736    55,823     43,884      26,747

 Ratios to average net assets
   (%)(c):
   Operating expenses, net
     (d)......................       1.01        .95        .95       .95        .95         .95
   Operating expenses,
     gross (d)................       1.17       1.14       1.21      1.40       1.61        1.44
   Net investment income......        .48        .57        .82      1.15       1.72        1.75

 Portfolio turnover rate
   (%)(c).....................      49.83      66.44      29.88     38.34      39.32       36.48

*    For the six months ended February 28, 1999 (Unaudited).
** For the period September 1, 1993 (commencement of operations) to August 31, 1994.
(a) For the period ended February 28, 1999, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c) The ratios for the periods ended February 28, 1999 and August 31, 1994 are annualized.
(d)  See Note 4 for current period amounts.

8  Semiannual Report

SSGA
GROWTH AND INCOME FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)
1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA Growth and Income Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be

                                                          Semiannual Report  9

SSGA
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1999 are as follows:

                                                                     NET
                                                                  UNREALIZED
                 FEDERAL TAX      UNREALIZED     UNREALIZED      APPRECIATION
                     COST        APPRECIATION  (DEPRECIATION)   (DEPRECIATION)
                 ------------    ------------  -------------    -------------
                 $173,341,963    $88,626,315   $ (39,454,278)   $49,172,037


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases and sales of investment securities, excluding short-term investments aggregated to $102,242,166, and $41,175,910, respectively.

     SECURITIES LENDING: Effective December 17, 1998, the Investment Company started its securities lending program. The program allows each Fund to loan securities with a value up to 33 1/3% of its total assets to certain

10  Semiannual Report

SSGA
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 1999, the value of outstanding securities on loan and the value of collateral amounted to $39,345,950 and $40,867,967, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .85%of its average daily net assets. For the period September 1, 1998 to December 31 1998, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .95% of average daily net assets on an annual basis. As of January 1, 1999, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net asset on an annual basis. As of February 28, 1999, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0 up to and including $500 million -.06%; over $500 million to and including $1 billion - .05%; over $1 billion -.03%; (ii) less an amount equal to the

                                                         Semiannual Report  11

SSGA
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, up to a maximum of 5% for the period January 1, 1998 to December 31, 1998 and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and
     (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $21,098, $4,458, $3,537, $2,075, and $41,724 by the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $103,745, for the period ended February 28, 1999.

12  Semiannual Report

SSGA
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

          Advisory fees                             $272,073
          Administration fees                          9,822
          Custodian fees                               6,427
          Distribution fees                            1,332
          Shareholder servicing fees                  41,831
          Transfer agent fees                         11,004
          Trustees' fees                                 818
                                                    --------
                                                    $343,307
                                                    ========

     BENEFICIAL INTEREST: As of February 28, 1999, two shareholders (one of which was also an affiliate of the Investment Company) were record owners of approximately 26% and 20%, respectively, of the total outstanding shares of the Fund.

                                                          Semiannual Report  13

SSGA
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

5.   FUND SHARE TRANSACTIONS (amounts in thousands)

                                                              FOR THE PERIOD ENDED
                                                 ------------------------------------------------
                                                   FEBRUARY 28, 1999          AUGUST 31, 1998
                                                 ----------------------   -----------------------
                                                   SHARES     DOLLARS      SHARES      DOLLARS
                                                 ---------   ----------   ---------  ------------
Proceeds from shares sold...................         4,511   $   91,916       2,967  $     59,090
Proceeds from reinvestment of distributions.           883       15,783         429         7,666
Payments for shares redeemed................        (1,048)     (21,388)     (1,196)      (23,214)
                                                 ---------   ----------   ---------  ------------

Total net increase (decrease)...............         4,346       86,311       2,200  $     43,542
                                                 =========   ==========   =========  ============

6.   LINE OF CREDIT

     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the Aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its total assets under the agreement.

7.   DIVIDENDS

     On March 1, 1999, the Board of Trustees declared a dividend of $.0201 from net investment income, payable on March 5, 1999 to shareholders of record on March 2, 1999.

14  Semiannual Report

SSGA GROWTH AND INCOME FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------
TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Assistant Secretary, Assistant Treasurer and Principal
     Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Secretary
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   One Post Office Square
   Boston, Massachusetts 02109

                                                           Semiannual Report  15

                                 SSGA(R) FUNDS

                             EMERGING MARKETS FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)



                               Table of Contents

                                                                       Page
     Financial Statements.............................................    3

     Financial Highlights.............................................   20

     Notes to Financial Statements....................................   21

     Fund Management and Service Providers............................   28


"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Please see the Prospectus for further details. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
EMERGING MARKETS FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                      MARKET
                                        NUMBER         VALUE
                                          OF           (000)
                                        SHARES           $
                                      -----------   ----------
COMMON STOCKS - 85.5%
ARGENTINA - 2.4%
Acindar Industria Argentina de
 Aceros SA Class B                      220,257          188
Alpargatas (a)                          728,007           69
Banco de Galicia                        191,139          602
Celulosa Argentina (a)                  232,719           29
Dalmine Siderca SA                      313,796          276
Ledesma                                 359,967          176
Naviera Perez Companc Class B           233,690          951
Siderar SA Series A                      24,252           36
Telecom Argentina Class B               114,329          616
Telefonica de Argentina Class B         200,250          585
YPF SA Class D                           81,002        2,359
                                                    ----------
                                                       5,887
                                                    ----------

BRAZIL - 3.6%
Centrais Eletricas Brasileiras
 SA NPV                             117,675,000        1,532
Centrais Geradoras do Sul do
 Brasil SA NPV (a)                   66,847,000           34
Companhia Cervejaria
 Brahma NPV                           2,263,200          660
Companhia de Saneamento Basico do
 Estado de Sao Paulo NPV              4,850,000          193
Companhia Siderurgica de Tubarao
 NPV                                 13,300,000           36
Embratel Participacoes SA (a)       136,572,192          908
Santista Alimentos SA NPV (a)            56,288           13
Sider Nacional cia NPV               42,228,700          376
Souza Cruz NPV                          133,000          833
Tele Celular Sul Participacoes SA
 NPV                                136,572,192          131
Tele Centro Oeste Celular
 Participacoes SA NPV               136,572,192           91
Tele Centro Sul Participacoes SA
 NPV (a)                            136,572,192          510
Tele Leste Celular Participacoes
 SA NPV                             136,572,192           46
Tele Nordeste Celular
 Participacoes SA NPV               136,572,192           86
Tele Norte Celular Participacoes
 SA NPV                             136,572,192           53
Tele Norte Leste Participacoes SA
 NPV (a)                            136,572,192          665
Tele Sudeste Celular Participacoes
 SA NPV                             136,572,192          240
Telecomunicacoes
 Brasileiras NPV                    136,572,192           14
Telecomunicacoes de Sao Paulo SA
 NPV                                  3,500,000          192
Telemig Celular Participacoes SA
 NPV (a)                            136,572,192           99
Telesp Celular Participacoes
 SA NPV                             136,572,192          578
Telesp Participacoes SA NPV         159,436,192        1,390
                                                    ----------
                                                       8,680
                                                    ----------

CHILE - 3.2%
Banco de A. Edwards
 Series A - ADR (a)                      12,200          133
Banco Santander Chile
 Series A - ADR                          34,800          498
Chile Fund, Inc.                        130,700        1,209
Chilquinta SA - ADR                       4,550           42
Compania de Telecomunicaciones
 de Chile SA - ADR                       88,300        1,954
Embotelladora Andina SA Series A-
 ADR                                     51,000          666
Enersis SA - ADR                         56,100        1,367
Five Arrows Chile Investment Trust
 (PTG)(a)                               550,000          952
Gener SA - ADR                           31,300          470
Laboratorio Chile SA - ADR                4,450           59

                                                             Semiannual Report 3

SSGA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                      MARKET
                                         NUMBER       VALUE
                                           OF         (000)
                                         SHARES         $
                                      -----------   ----------
Madeco SA - ADR                          22,700          156
Santa Isabel SA - ADR                     2,725           21
Sociedad Quimica Y Minera de Chile
 SA - ADR                                 4,800          144
Vina Concha Y Toro SA - ADR               4,800          137
                                                    ----------
                                                       7,808
                                                    ----------

CHINA - 0.8%
Beijing Yanhua Petrochemical Co.,
 Ltd. Class H                         1,330,000           89
Beiren Printing Class H                  60,000            3
China International Marine
 Containers, Ltd. Series B              110,000           36
China Shipping Development Co.,
 Ltd. Class H (a)                     1,509,000           99
China Telecom
 (Hong Kong), Ltd. - ADR (a)              5,700          201
Dong Fang Electric
 Machinery, Ltd. Class H                 64,000            3
Eastern Communications Co., Ltd.
 Class B (a)                            240,000           88
Guangshen Railway
 Company, Ltd.                           34,000          191
Guangzhou Shipyard Class H              122,000            5
Harbin Power Equipment
 Class H                                316,000           14
Huaneng Power International, Inc.
 Series N - ADR (a)                      23,900          209
Jilin Chemical
 Industrial Co., Ltd. Class H           166,000            8
Luoyang Glasswork Class H (a)           268,000            6
Maanshan Iron & Steel
 Class H (a)                          2,662,000           91
Quingling Motors Co.
 Class H                                837,000          104
Shandong Huaneng Power Co., Ltd.
 Series N - ADR                          16,500           59
Shanghai Dazhong Taxi
 Class B (a)                            264,000           91
Shanghai Lujiazui Finance and
 Trade Zone Development Co., Ltd.
 Class B (a)                            645,000          187
Shanghai
 Petrochemical Co., Ltd.                 15,000          122
Tan Chong International, Ltd.         3,213,000          307
Tsingtao Brewery Class H (a)            151,000           13
Wuxi Little Swan Co., Ltd. Series
 B                                      101,160           39
Yizheng Chemical Fibre
 Class H (a)                          1,308,000           89
Zhenhai Refining & Chemical Co.,
 Ltd. Series H                          110,000           13
                                                    ----------
                                                       2,067
                                                    ----------

COLOMBIA - 2.7%
Banco de Bogota NPV                     219,166          630
Banco Ganadero SA
 Class B - ADR                           38,100          667
Banco Industrial Colombiano             606,126          422
Bancolombia SA - ADR                     21,000           81
Bavaria                                 382,470        1,589
Cementos Argos                          384,231          835
Cementos Diamante SA - GDR               49,300          276
Cia Nacional de Chocolates              199,007          585
Coltabaco SA                            249,614          447
Promigas SA                              64,354          241
Suramericana de Inversiones SA          108,100          152
Valores Bavaria SA                      482,100          554
                                                    ----------
                                                       6,479
                                                    ----------

EGYPT - 2.6%
Al Watany Bank of Egypt                  13,000          173
Ameriyah Cement Co.                      16,400          300
Commercial International Bank            31,070          338
Eastern Tobacco                           9,800          288

4 Semiannual Report

SSGA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                         MARKET
                                                           NUMBER        VALUE
                                                             OF          (000)
                                                           SHARES          $
                                                           --------     --------
EFG Hermes Securities Brokerage
 SAE - GDR (a)                                                7,300           89
Egypt American Bank                                          12,600          194
Egypt International Pharmaceutical
 Industries Co.                                               4,700          269
Helwan For Cement                                            12,200          226
Madinet NASR for Housing &
 Development                                                  6,270          226
MISR Elgadida for Housing and
 Reconstruction                                               5,100          307
MISR International Bank
 SAE - GDR                                                   50,400          670
MISR International Bank
 SAE - GDR (144A)(a)                                        125,500        1,694
National Societe Generale Bank                               19,625          396
Paints & Chemicals
 Industries Co. SAE                                           9,900          226
Suez Cement Co. - GDR (a)                                    22,700          397
Suez Cement Co. - GDR (144A)                                 22,700          400
                                                                       ---------
                                                                           6,193
                                                                       ---------

ESTONIA - 0.2%
Estonian Telecom, Ltd.
 Class A - GDR (a)                                           22,221          467
                                                                       ---------

GREECE - 8.5%
Aegek SA                                                     61,420          524
Alpha Leasing SA (Regd)                                      19,946          354
Aluminum Co. of Greece Industrial
 and Commercial (Regd)                                        3,420          252
Commercial Bank
 of Greece (Regd)                                            15,192        1,868
Credit Bank (Regd)                                           16,200        1,862
Ergo Bank (Regd)                                             17,212        1,399
Ergo Bank SA Rights (a)                                      13,240          149
ETBA Leasing SA (Regd)(a)                                    45,180          525
Hellenic Bottling                                            33,840        1,130
Hellenic Petroleum SA (a)                                    88,562          798
Hellenic Telecommunication
 Organization SA                                             66,931        1,765
Heracles General Cement Co.                                  19,300          488
Intracom SA (a)                                               9,460          666
Ionian Bank SA (Regd)(a)                                      3,060          179
Loulis Flour Mills SA (Regd)                                 59,237          358
Michaniki SA                                                 93,480          814
Naoussa Spinning Mills                                       41,790          878
National Bank of Greece (Regd)                               65,028        4,761
Nikas SA                                                     49,280          805
Panafon Hellenic
 Telecom SA (a)                                               2,421           77
Petzetakis SA (a)                                            27,450          218
Shelman SA                                                   26,130          273
Strintzis Shipping                                           59,560          334
Titan Cement Co.                                              3,160          246
                                                                       ---------
                                                                          20,723
                                                                       ---------

HUNGARY - 4.0%
BorsodChem Rt.                                                4,600           84
Danubius Hotel (Regd)(a)                                      9,935          187
Egis Gyogyszergyar                                            5,743           99
Magyar Olaj Es Gas                                           74,264        1,821
Magyar Tavkozlesi Rt. (Regd)                                965,777        5,288
Mol Magyar Olaj-Es
 Gazipari Rt. - GDS                                          10,300          250
OTP Bank Rt.                                                 25,458        1,015
Pick Szeged - Rt.                                             6,902          205
Richter Gedeon, Ltd.                                          7,493          255
Richter Gedeon, Ltd. - GDR                                    6,300          214
Tisza Vegyi Kombinat Rt.                                     26,731          282
                                                                       ---------
                                                                           9,700
                                                                       ---------

                                                             Semiannual Report 5

SSGA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                         MARKET
                                                           NUMBER        VALUE
                                                             OF          (000)
                                                           SHARES          $
                                                           --------     --------
INDIA - 2.2%
Andhra Valley Power
 Supply Co., Ltd. (a)                                        74,200           90
Arvind Mills, Ltd.                                           34,300           31
Bajaj Auto, Ltd. (a)                                         18,800          214
Bharat Heavy
 Electricals, Ltd. (a)                                       34,200          192
Bharat Petroleum Corp., Ltd.                                 18,400           91
Bombay Fund NPV (a)                                         147,223          916
CESC, Ltd.                                                  123,300           81
Crompton Greaves, Ltd. (a)                                   51,500           45
Dr. Reddy's Laboratories, Ltd.                                5,500           75
Finolex Cables, Ltd. (a)                                     28,700          174
Gujarat State Fertilisers &
 Chemicals, Ltd. (a)                                         72,200           63
Hindustan Lever, Ltd.                                        25,600        1,099
Industrial Development
 Bank of India, Ltd.                                        124,100           93
ITC, Ltd. (a)                                                27,400          496
Madras Refineries, Ltd. (a)                                 105,300           85
Mahanagar Telephone
 Nigam, Ltd.                                                 25,100           94
Mahindra & Mahindra, Ltd.                                    12,500           69
Reliance Industries, Ltd.                                    96,200          318
Reliance Industries, Ltd. -
 GDS (a)                                                     50,000          338
State Bank of India                                          28,100           96
Tata Engineering &
 Locomotive Co., Ltd.                                        72,850          311
Tata Iron and Steel Co., Ltd.                                64,700          191
Videsh Sanchar Nigam, Ltd.                                   16,900          274
                                                                       ---------
                                                                           5,436
                                                                       ---------

ISRAEL - 4.9%
Africa - Israel Investments, Ltd.                             1,251          555
Agis Industries Ltd. (a)                                     96,600          472
Bank Hapoalim, Ltd.                                         520,636        1,009
Bank Leumi Le-Israel                                        512,518          764
Bezeq Israeli Telecommunication
 Corp., Ltd. (a)                                            189,650          663
Clal Industries, Ltd.                                       121,344          588
Clal Israel, Ltd.                                            23,070          505
Dead Sea Works, Ltd.                                            355            1
Delek Israel Fuel Corp., Ltd.                                22,118          607
Dor Energy 1988, Ltd. -
 ADR (a)                                                     33,820          103
ECI Telecom, Ltd.                                            29,100        1,068
Elco Holdings, Ltd.                                         134,240          700
Electric Wire & Cable                                        14,000           40
Electrochemical Industries 1952,
 Ltd. (a)                                                    39,713           27
IDB Development Corp., Ltd.                                   5,780          130
Industrial Buildings Corp.                                  112,496          139
Koor Industries                                              13,135        1,267
Leumi Insurance Holdings                                    178,080           99
Makhteshim-Agan
 Industries, Ltd. (a)                                       310,584          657
Osem Investment, Ltd.                                        93,925          421
Supersol, Ltd.                                              220,551          560
Teva Pharmaceutical
 Industries, Ltd. - ADR                                      36,800        1,489
                                                                       ---------
                                                                          11,864
                                                                       ---------

MALAYSIA - 0.3% (f)
Amalgamated Steel Mills                                     546,000           46
Faber Group Berhad (a)                                      445,600           41
IGB Corp. Berhad                                            450,000          105
Lion Land Berhad                                            154,000           15
Tan Chong Motor Holdings                                    824,000          201
Westmont Industries Berhad (a)                            1,219,000          243
                                                                       ---------
                                                                             651
                                                                       ---------

6 Semiannual Report

SSGA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                         MARKET
                                                           NUMBER        VALUE
                                                             OF          (000)
                                                           SHARES          $
                                                           --------     --------
MEXICO - 12.9%
Alfa SA de CV Class A NPV                                   211,662          522
Altos Hornos de Mexico
 SA - NPV (a)                                               499,000          412
Apasco SA de CV NPV                                          50,000          221
Carso Global Telecom
 Series A1 NPV                                              597,000        2,554
Cemex SA de CV Class B NPV                                  331,737        1,024
Cemex SA de CV NPV                                          248,072          713
Cifra SA de CV
 Series V NPV (a)                                         1,618,661        2,086
Controladora Comercial Mexicana SA
 de CV NPV                                                  842,000          704
Corporacion GEO, SA de CV Series B
 NPV (a)                                                     94,000          249
Cydsa SA Series A NPV                                       356,000          362
Desc SA de CV NPV                                           444,655          416
Desc Sociedad de Fomento
 Industrial SA de CV
 Series B NPV                                               731,000          698
Embotelladora Argos SA NPV                                  573,000          635
Empresa Nacional de
 Electric - ADR                                             103,450        1,306
Empresas ICA Sociedad Controladora
 SA de CV NPV                                               362,000          277
Empresas La Moderna SA de CV NPV
 (a)                                                        158,000          929
Fomento Economico Mexicano, SA de
 CV Series B - ADR                                           19,400          510
Grupo Carso Series A NPV                                    284,000          946
Grupo Casa Autrey
 SA de CV NPV                                               360,000          214
Grupo Cementos Chihuahua Series B
 NPV                                                        633,000          382
Grupo Continental SA                                        299,500          745
Grupo Financiero Banamex Accival
 Series B NPV (a)                                           368,000          563
Grupo Financiero Bancomer Series B
 NPV                                                      1,662,000          393
Grupo Gigante SA
 Series B NPV (a)                                         2,359,000          689
Grupo Herdez SA Class B NPV                               1,408,000          451
Grupo Industrial Bimbo SA de CV
 Series A NPV                                               382,000          761
Grupo Industrial Maseca
 Series B NPV                                               482,000          412
Grupo Mexico SA Series B NPV                                294,108          810
Grupo Modelo SA de CV
 Series C NPV                                               288,000          641
Grupo Posadas SA
 Series A NPV (a)                                           680,000          260
Grupo Simec SA de CV
 Series B NPV (a)                                           620,000           32
Grupo Televisa SA NPV (a)                                    78,000        1,072
Industrias Penoles SA NPV                                    80,000          240
Kimberly-Clark, Mexico
 Class A NPV                                                402,000        1,244
Organizacion Soriana SA de CV
 Series B NPV                                               185,000          576
Sanluis Corporacion SA de
 CV - CPO (Units)                                           202,000          228
Telefonos de Mexico SA
 Series L - ADR                                              67,800        3,877
Telefonos de Mexico SA
 Series L NPV                                               825,900        2,345
Tubos de Acero de Mexico
 SA NPV                                                      32,000          207
TV Azteca SA de CV - ADR                                      7,500           39
Vitro SA NPV                                                279,000          423
                                                                       ---------
                                                                          31,168
                                                                       ---------

MOROCCO - 0.6%
Banque Marocaine Du
Commerce Exterieur - GDR                                     52,500        1,339
                                                                       ---------

                                                             Semiannual Report 7

SSGA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)


                                          NUMBER      MARKET
                                            OF        VALUE
                                          SHARES      (000)
                                                        $
                                         ---------  ---------
PAKISTAN - 0.7% (f)
Crescent Textile Mills                      49,722          9
Dandot Cement Co. (a)                       35,000          1
Dewan Salmon Fibre (a)                      27,451          9
Engro Chemical                             106,288        177
Fauji Fertilizer                           290,800        251
Hub Power Co. - GDR                      1,360,800        341
Ici Pakistan (a)                         1,244,000        198
Pakistan State Oil                         113,163        147
Pakistan Telecom Corp.
 Series A                                1,466,400        508
Sui Northern Gas Pipelines (a)             162,958         30
Sui Southern Gas Co., Ltd. (a)             467,154         84
                                                    ---------
                                                        1,755
                                                    ---------

PERU - 0.5%
Banco Wiese                                 80,610         47
Banco Wiese - ADR                            9,100         21
Cementos Lima SA                             3,989         52
Cementos Norte Pacasmayo SA
 Series T                                   31,151         28
Cerveceria Backus &
 Johnston SA                               230,470         84
Compania de Minas Buenaventura
 Series B - ADR                              6,400         86
Credicorp, Ltd.                             46,200        407
Minas Buenaventura Series B                 16,600        113
Minsur SA                                   55,599         97
Telefonica Del Peru SA
 Class B - ADR                              30,500        360
                                                    ---------
                                                        1,295
                                                    ---------

PHILIPPINES - 1.6%
Aboitiz Equity Ventures (a)              4,918,500        174
Alsons Cement Corp.                        656,250        108
Ayala Corp.                                706,570        231
Belle Corporation (a)                    2,233,200        110
C & P Homes, Inc. (a)                    1,071,000         18
EEI Corp. (a)                              840,800         27
Far East Bank & Trust Co.                   90,200        115
Filinvest Development Corp. (a)            463,100         22
Filinvest Land (a)                       1,598,000        129
JG Summit Holdings, Inc.
 Series B (a)                            2,197,300        169
Manila Electric Co. Class B                118,980        370
Metro Pacific Corp. Class A (a)          1,042,720         51
Metropolitan Bank & Trust Co.               37,406        269
Petron Corp.                             1,405,040        173
Philippine Long Distance Telephone
 Co. - ADR                                  38,200        907
Robinson's Land Corp.
 Class B (a)                             2,264,400        128
San Miguel Corp. Class B                   197,220        324
Security Bank Corp. (a)                    254,686         98
SM Prime Holdings                        1,309,900        252
Universal Robina                           657,100         83
                                                    ---------
                                                        3,758
                                                    ---------

POLAND - 1.7%
Agora SA - GDR (a)                           4,300         48
Bank Handlowy W. Warszawie                  50,170        496
Bank Rozwoju Eksportu SA                    17,225        293
Bank Slaski SA                               7,750        338
Big Bank Gdanski SA                        413,926        310
Debica SA                                   42,707        541
Elektrim Spolka Akcyjna SA                  47,285        487
Exbud SA (a)                                17,362        129
KGHM Polska Miedz SA                        66,635        238
KGHM Polska Miedz SA - GDR                   9,000         64
Okocimskie Zaklady Piwowarskie SA
 (a)                                        52,468        279
Prokom Software SA                           8,065        256

8 Semiannual Report

SSGA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)


                                          NUMBER      MARKET
                                            OF        VALUE
                                          SHARES      (000)
                                                        $
                                         --------  ---------
Telekomunikacja Polska SA Series A
 - GDR (a)                                119,973        623
WBK                                        21,500        111
                                                   ---------
                                                       4,213
                                                   ---------

PORTUGAL - 1.7%
Banco Comercial Portuguese
 SA (Regd)                                 37,471      1,128
BPI-SGPS SA (Regd)                          6,183        215
Cimpor Cimentos de Portugal                 4,900        137
Corticeira Amorim SGPS                      6,600         82
Electricidade de Portugal SA               25,450        550
Jeronimo Martins SGPS SA (a)               17,433        712
Portugal Telecom SA                         8,500        417
Sonae Investimentos SA                      4,300        166
Soporcel-Sociedade Portuguesa de
 Celulose SA (a)                           12,900        167
Telecel-Comunicacaoes Pessoaissa            2,900        514
                                                   ---------
                                                       4,088
                                                   ---------

RUSSIA - 1.2%
AO Tatneft - ADR                           21,000         38
Lukoil Oil Co. - ADR                       54,200      1,138
Megionneftegaz (Regd)(a)                   24,300          2
Mosenergo - ADR                            95,100        185
Surgutneftegaz - ADR                      256,400      1,269
Unified Energy Systems - GDR               83,400        364
                                                   ---------
                                                       2,996
                                                   ---------

SOUTH AFRICA - 10.7%
AECI, Ltd.                                516,502        742
Amalgamated Banks
 of South Africa                          262,867      1,146
Anglo America Corp. SA                     64,632      2,016
AngloGold, Ltd.                            30,542      1,115
Anglovaal Industrial
 Holdings, Ltd. (a)                        79,000        320
Anglovaal Mining, Ltd.                     79,000        293
Barlow, Ltd.                               51,300        237
Bidvest Group, Ltd.                       195,306      1,508
Billiton PLC                              123,712        266
De Beers Centenary AG                      98,644      1,701
Del Monte Royal Food, Ltd. (a)          1,008,639        340
Dimension Data
 Holdings, Ltd. (a)                       112,600        458
Edgars Stores, Ltd.                         3,931         17
FirstRand, Ltd.                           573,700        607
Foschini, Ltd. (a)                        269,200        522
Gencor, Ltd.                              492,200      1,129
Gold Fields
 of South Africa, Ltd.                    179,000        283
Impala Platinum Holdings, Ltd.             34,600        621
Investec Group, Ltd.                       37,400      1,434
Iscor                                   3,094,551        530
Liberty Life Association
 of Africa                                139,900      1,927
Liberty Life Strategic                     92,707        206
Murray & Roberts
 Holdings, Ltd.                           160,000         54
Nedcor, Ltd.                               62,600      1,268
Persetel Holdings, Ltd.                    97,500        764
Rembrandt Group, Ltd.                     272,894      1,789
Reunert, Ltd.                             527,500        647
RMB Holdings, Ltd.                        109,300        180
Safmarine & Rennies
 Holdings, Ltd.                           260,400        147
Sanlam, Ltd. (a)                          516,370        369
Sappi, Ltd.                               189,132        675
Sasol NPV                                 151,646        591
South African Breweries                    53,752        781
Standard Bank Investment
 Corporation, Ltd.                        196,500        558
Sun International
 (South Africa), Ltd.                     695,000         84

9 Semiannual Report

SSGA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                          NUMBER      MARKET
                                            OF        VALUE
                                          SHARES      (000)
                                                        $
                                         --------  ---------
Tiger Oats, Ltd.                           44,400        381
Tongaat-Hulett Group, Ltd.                 34,819        199
                                                   ---------
                                                      25,905
                                                   ---------
SOUTH KOREA - 9.0%
Daewoo Corp. (a)                          165,920        424
Daewoo Electronics Co. (a)                 60,000        265
Daewoo Heavy Industries (a)                65,000        219
Daewoo Securities (a)                      50,000        580
Dongwon Securities                         18,590        243
Hana Bank                                  46,000        429
Hanjin Heavy Industries (a)                40,000        163
Hansol Paper Co. (a)                       55,827        516
Housing & Commercial Bank, Korea
 (a)                                       38,000        589
Hyundai Merchant Marine (a)                56,330        698
Hyundai Merchant Marine Rights (a)         18,695         53
Hyundai Motor Co., Ltd. (a)                21,000        290
Isu Chemical Co., Ltd. (a)                 31,840        385
Kookmin Bank                               85,179        578
Koram Bank                                 38,000        239
Korea Chemical Co., Ltd. (a)                9,500        443
Korea Electric Power Corp. (a)             97,000      2,291
Korea Telecom Corp. (a)                    24,000        706
LG Cable & Machinery                       44,000        349
LG Chemical, LTD.                          33,000        359
LG Electronics                             76,000        767
LG Securities (a)                          27,000        253
LG Securities Rights (a)                    6,399         12
Namhae Chemical Corp. (a)                  24,540        644
Nong Shim Co., Ltd.                         9,950        500
Pohang Iron &
 Steel Co., Ltd. (a)                       18,540        964
Pohang Iron &
 Steel Co., Ltd. - ADR                     17,000        266
Samsung Display
 Devices Co. (a)                           14,170        573
Samsung Electronics, Ltd. (a)              42,665      3,006
Samsung Fire & Marine Insurance             2,000        638
Samsung Heavy Industries (a)              120,400        529
Seoul Horizon Trust (a)                     5,000         33
Shinsegae Department
 Store Co. (a)                             32,820        676
Sindo Ricoh Co. (a)                        18,070        576
SK Telecommunications Co., Ltd.
 (a)                                        1,192        917
Ssangyong Cement Co., Ltd. (a)             75,021        462
Ssangyong Oil
 Refining Co., Ltd. (a)                    38,430        553
Tae Kwang Industry Co. (a)                    900        268
Taehan Electric Wire Co.                   60,000        335
                                                   ---------
                                                      21,791
                                                   ---------

SRI LANKA - 1.1%
Aitken Spence & Co., Ltd.                 117,200        167
Asian Hotel Corp. (a)                     176,200         16
Blue Diamond Jewel NPV (a)                260,136          4
Central Finance Co.                        25,600         66
Colombo Dockyards, Ltd.                   114,700         32
Development Finance Corp.
 of Ceylon                                393,866        660
Hayleys, Ltd.                             162,522        295
John Keells Holdings, Ltd.                431,343      1,204
Lanka Ceramic (a)                          46,300         10
Lanka Milk Food (a)                        21,600          2
Lanka Orix Leasing Co., Ltd.               14,880         11
Merchant Bank of Sri Lanka (a)            162,800         11
National Development
 Bank, Ltd.                                94,000        165
Richard Pieris & Co., Ltd.                  2,260          2
United Motor                               32,160         14
                                                   ---------
                                                       2,659
                                                   ---------

TAIWAN - 2.3%
Acer, Inc. (a)                            164,790        185

10 Semiannual Report

SSGA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                 February 28, 1999 (Unaudited)


                                               NUMBER      MARKET
                                                 OF        VALUE
                                               SHARES      (000)
                                                             $
                                              ---------  ---------
Ambassador Hotel (a)                            244,755        139
Cathay Life Insurance                           159,336        527
Chia Hsin Flour (a)                              32,320         10
China Development Corp. (a)                     269,325        436
China Petrochemical
 Development Corp. (a)                          385,526        184
China Rebar (a)                                  26,205          8
China Steel Corp. (a)                           561,495        312
Ensure Co., Ltd. (a)                            125,840         51
Far Eastern Textile                             386,861        294
Hua Nan Bank                                    235,078        416
Hualon Teijran (a)                               29,184          7
Kao Hsing Chang Iron &
 Steel (a)                                       18,711          8
Kwong Fong Industries (a)                        20,556          7
Lealea Enterprise (a)                            31,861         10
Lite-On Electronics, Inc.                       175,200        278
Pacific Construction (a)                        359,316        103
Pacific Electrical Wire &
 Cable (a)                                      508,050        276
Prince Housing Development (a)                   16,464          5
Taipei Business Bank (a)                         68,315         74
Taiwan Semiconductor
 Manufacturing Co. (a)                          301,600        807
Tatung Co., Ltd.                                567,260        530
Teco Electric & Machinery (a)                   414,160        313
Tuntex Distinct                                 926,513        204
Walsin Lihwa Wire (a)                           767,032        306
Yue Loong Motor                                  23,940         31
Yuen Foong Yu
 Manufacturing (a)                               17,405          7
                                                         ---------
                                                             5,528
                                                         ---------

THAILAND - 0.9%
Advanced Information Services
 (Alien Market)                                  41,200        287
Bangchak Petroleum (a)                           70,300         11
Bangkok Bank
 (Alien Market)(a)                               73,100        123
Bangkok Expressway PLC (Alien
 Market)(a)                                     178,200        132
Bangkok Metropolitan Bank PLC
 (Alien Market)(a)                                1,052         73
Bank of Ayudhya
 (Alien Market)(a)                               67,150         20
Cogeneration PLC
 (Alien Market)(a)                               26,200         15
Electricity Generating PLC (Alien
 Market)(a)                                     101,100        219
Finance One Public Co., Ltd.
 (Alien Market)(a)(e)                           158,300         --
First Bangkok City Bank PLC (Alien
 Market)(a)                                     305,900          8
Industrial Finance Corp. of
 Thailand (Alien Market)                        135,800         37
Karat Sanitaryware PLC
 (Alien Market)(a)                               39,150          4
Krung Thai Bank PLC
 (Alien Market)(a)                              312,800        136
National Finance & Securities
 (Alien Market)(a)                              122,200         34
National Petrochemical PLC (Alien
 Market)(a)                                      46,800         19
PTT Exploration & Production PLC
 (Alien Market)(a)                               26,300        172
Saha Union Corp. PLC
 (Alien Market)                                 105,800         42
Shinawatra Computer Co., Ltd.
 (Alien Market)(a)                               21,600         60
Shinawatra Computer
 Company, Ltd. Rights
 (Alien Market)(a)                               21,600         51
Shinawatra Satellite PLC
 (Alien Market)(a)                               66,700         33
Siam Cement Co.
 (Alien Market)(a)                               10,300        213

                                                            Semiannual Report 11

SSGA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                 February 28, 1999 (Unaudited)


                                               NUMBER      MARKET
                                                 OF        VALUE
                                               SHARES      (000)
                                                             $
                                              ---------  ---------
Siam City Bank Public Co., Ltd.
 (Alien Market)(a)                               46,720          4
Siam Commercial Bank PLC (Alien
 Market)(a)                                      79,200         33
TelecomAsia (Alien Market)(a)                   467,800        226
Thai Airways International (Alien
 Market)(a)                                      58,500         77
Thai Farmers Bank
 (Alien Market)(a)                               26,800         45
Thai Petrochemical Industry PLC
 (Alien Market)(a)                              686,900        109
Thai Telephone & Communication Co.
 (Alien Market)(a)                              409,900         55
Tipco Asphalt
 Public Co., Ltd. (a)                            17,100         30
Unicord PLC
 (Alien Market)(a)(e)                           348,600         --
United Communications Industries
 (Alien Market)(a)                               68,000         45
Univest Land PLC
 (Alien Market)(a)(e)                           281,600         --
                                                         ---------
                                                             2,313
                                                         ---------

TURKEY - 3.9%
Akbank                                       23,546,088        638
Aselsan Elektronik Sanayi Ve
 Ticaret AS (a)                              11,523,000        276
Cukurova Elektrik AS                            240,000        305
Dogan Sirketler Grubu
 Holding AS                                  50,953,000        489
Eczacibasi Ilac Sanayii ve Ticaret
 AS (a)                                       4,126,000        192
Erciyas Biracilik Ve Malt Sanayii
 AS                                             652,000         48
Eregli Demir Ve Celik Fabrikalari
 (a)                                          2,951,000         32
Eregli Demir Ve Celik Fabrikalari
 T.A.S. (a)                                  11,804,000        117
Eregli Demir Ve Celik Fabrikalari
 T.A.S. Rights (a)                            2,951,000         13
Haci Omer Sabanci Holding AS                 50,588,000      1,185
Izmir Demir Celik
 Sanayii AS (a)                              27,929,090         53
Kepez Elektrik                                  193,000        207
Koc Holding AS                                5,601,000        640
Mardin Cimento
 Sanayii Ve Ticaret                          10,235,000        194
Migros                                          373,000        484
Petrokimya Holdings                             805,000        551
Raks Elektronik Sanayi ve Ticaret
 AS (a)                                      10,710,000         88
T Sise Cam                                   14,141,212        192
Tofas Turk Otomobil
 Fabrikasi (a)                               12,735,450        133
Turk Hava Yollari A.O. (a)                    2,860,000        155
Turkiye Garanti Bankasi AS (a)               18,300,000        671
Turkiye Is Bankasi                           53,020,500      1,981
Yapi ve Kredi Bankasi AS                     40,390,140        706
                                                         ---------
                                                             9,350
                                                         ---------

VENEZUELA - 1.3%
Banco Provincial SA                             200,000        209
Banco Venezolano de Credito                      31,126        141
Companhia Anonima Nacional
 Telefonos de Venezuela - ADR                    31,300        487
Corporacion Venezolana de Cementos              123,780         52
Electricidad de Caracas (Regd)                4,746,469      1,453
F.V.I. Fondo de Valores
 Inmobiliarios S.A.C.A. Series B              2,750,410         43
Manufacturas de Papel CA                      2,567,930         58
Mavesa SA                                     4,130,085        221

                                                            Semiannual Report 12

SSGA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                 February 28, 1999 (Unaudited)


                                                  NUMBER      MARKET
                                                    OF        VALUE
                                                  SHARES      (000)
                                                                $
                                               -----------  ---------
Siderurgica Venezolana Sivensa
 S.A.C.A. - ADR                                     22,600         54
Venezolana de Cementos S.A.C.A.                    928,351        379
                                                            ---------
                                                                3,097
                                                            ---------

TOTAL COMMON STOCKS
(cost $267,063)                                               207,210
                                                            ---------

PREFERRED STOCKS - 5.6%
BRAZIL - 5.2%
Acos Villares SA NPV (a)                         1,000,000         24
Banco Bradesco SA NPV                          217,521,056        858
Banco do Estado de Sao Paulo NPV                45,123,600      1,196
Banco Itau SA NPV                                3,083,000      1,062
Banco Nacional SA NPV (a)(e)                    19,600,000         --
Caemi Mineracao e Metalurgia SA
 NPV                                             8,192,000        160
Ceval Alimentos SA NPV (a)                      61,288,800        108
Ceval Participacoes (a)                         30,450,000         37
CIA Energetica De Minas Gerais                  48,571,544        627
Companhia Energetica de Sao Paulo
 NPV                                            38,683,800        432
Companhia Siderurgica
 Belgo-Mineira NPV                              15,306,000        260
Companhia Siderurgica de Tubarao                42,175,232        142
Companhia Vale Do Rio Doce Series
 A NPV                                             158,765      1,993
Companmia Cervejaria
 Brahma NPV                                        694,000        258
Copene Petroquimica do Nordestse
 Series A (Regd)                                 4,168,341        332
Electrobras Series B NPV                         6,501,000         87
Embratel Participacoes
 SA NPV (a)                                     62,977,000        850
Petroleo Brasileiro SA NPV                      18,292,500      1,420
Tele Centro Sul Participacoes SA
 NPV (a)                                        36,029,000        283
Tele Norte Leste Participacoes SA
 NPV (a)                                        65,629,000        639
Tele Sudeste Celular Participacoes
 SA NPV                                         61,929,000        161
Telecomunicacoes de Minas Gerais
 Class B NPV                                     1,000,000         16
Telecomunicacoes de Sao Paulo SA
 NPV                                               596,458         55
Telecomunicacoes do Parana
 SA NPV                                          1,640,000        202
Telecomunicacoes do Rio de Janeiro
 SA NPV                                          7,900,000        128
Telesp Celular Participacoes
 SA NPV                                         46,481,000        388
Telesp Celular SA Class B NPV                      596,458         16
Telesp Participacoes SA NPV                     40,300,000        660
UNIPAR SA Class B                                  580,226         83
Votorantim Celulose e Papel
 SA - ADR                                       15,500,000        177
                                                            ---------
                                                               12,654
                                                            ---------

GREECE - 0.2%
Delta Dairy SA                                      23,084        388
                                                            ---------

SOUTH KOREA - 0.2%
Daewoo Heavy Industries (a)                        110,000        208
Samsung Electronic, Ltd. (a)                        17,050        430
                                                            ---------
                                                                  638
                                                            ---------

TOTAL PREFERRED STOCKS
(cost $22,266)                                                 13,680
                                                            ---------

                                                            Semiannual Report 13

SSGA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                   PRINCIPAL        MARKET
                                    AMOUNT          VALUE
                                    (000)           (000)
                                      $               $
                                    ---------     ---------
LONG-TERM INVESTMENTS - 0.3%
NETHERLANDS - 0.2%
BPH Finance BV (conv.)
 3.000% due 05/22/02                  385               424
                                                  ---------

PHILIPPINES - 0.1%
Ayala Corp. (conv.)
 3.000% due 06/08/00                  232               277
                                                  ---------


TOTAL LONG-TERM INVESTMENTS
(cost $1,377)                                           701
                                                  ---------
SHORT-TERM INVESTMENTS - 3.5%
NETHERLANDS - 2.1%
Ing Bank NV
 5.750% due 06/01/99 (c)            5,000             5,020
                                                   --------
UNITED STATES - 1.4%
AIM Short-Term Investment
Prime  Portfolio Class A (b)        2,194             2,194
Federated Investors Prime Cash
 Obligations Fund (b)               1,087             1,087
                                                  ---------
                                                      3,281
                                                  ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $8,281)                                         8,301
                                                   --------


TOTAL INVESTMENTS - 94.9%
(identified cost $298,987)(d)                       229,892

OTHER ASSETS AND LIABILITIES,
                                                     12,426
NET - 5.1%                                         --------


NET ASSETS - 100.0%                                 242,318
                                                   ========
(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral in connection with an equity swap
    agreement held by the Fund.
(d) See Note 2 for federal income tax information.
(e) The Board of Trustees has estimated the value of the
    Fund's holdings at zero. It is possible that the estimated value may differ significantly from the amount that might
    ultimately be realized.
(f) The securities have been determined to be illiquid because they are restricted or because there is an exceptionally low trading volume in their primary trading market at February 28,
    1999.

Abbreviations:
ADR - American Depository Receipt
GDR - Global Depository Receipt
GDS - Global Depository Share
LIBOR - London Interbank Offered Rate
NPV - No Par Value
NV -  Nonvoting
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

Foreign Currency Abbreviations:
ARS - Argentina Peso
EUR - Eurodollar
MXN - Mexican peso
USD - United States dollar

The accompanying notes are an integral part of the financial statements.

14  Semiannual Report

SSGA
EMERGING MARKETS FUND
                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                           UNREALIZED
                                          NUMBER          APPRECIATION
                                            OF           (DEPRECIATION)
                                        CONTRACTS           (000)
                                       -----------     ----------------
FUTURES CONTRACTS
(Note 2)

MSCI Index Futures
 Contracts (Taiwan)
 Expiration date 09/99                        556      $            36
                                                       ---------------
Total Unrealized Appreciation
 (Depreciation) on Open
 Futures Contracts Purchased ((S))                     $            36
                                                       ===============

((S)) At February 28, 1999, $1,000 was held as collatereal in connection with open futures contracts held by the Fund.


                               UNREALIZED                    MARKET
                                 % OF                        VALUE
                                 NET                         (000)
 INDUSTRY DIVERSIFICATION       ASSETS                         $
--------------------------    -----------                  --------
Basic Industries                     10.2                    24,824
Capital Goods                         7.6                    18,308
Consumer Basics                       8.2                    19,864
Consumer Durables                     1.5                     3,434
Consumer Non-Durables                 5.0                    12,123
Consumer Services                     0.3                       805
Energy                                5.7                    13,889
Finance                              23.6                    57,074
General Business                      1.7                     4,179
Miscellaneous                         2.8                     6,747
Shelter                               2.0                     4,904
Technology                            3.5                     8,329
Transportation                        0.6                     1,471
Utilities                            18.4                    44,939
Long-term Investments                 0.3                       701
Short-Term Investments                3.5                     8,301
                                   ------                  --------

Total Investments                    94.9                   229,892
Other Assets and Liabilities, Net     5.1                    12,426
                                   ------                  --------

NET ASSETS                          100.0                   242,318
                                   ======                  ========

                                                             MARKET
                                   % OF                      VALUE
                                   NET                       (000)
GEOGRAPHIC DIVERSIFICATION        ASSETS                       $
----------------------------     --------                  --------
Europe                               17.6                    42,575
Latin America                        31.8                    77,068
Middle East                          11.7                    28,405
Pacific Basin                        16.3                    39,405
Africa                               13.7                    33,437
Long-Term Investments                 0.3                       701
Short-Term Investments                3.5                     8,301
                                   ------                  --------

Total Investments                    94.9                   229,892
Other Assets and Liabilities, Net     5.1                    12,426
                                   ------                  --------

NET ASSETS                          100.0                   242,318
                                   ======                  ========

 The accompanying notes are an integral part of the financial statements.

                                                         Semiannual Report  15

SSGA
EMERGING MARKETS FUND
                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                                                             UNREALIZED
                                          NOTIONAL                                                           APPRECIATION
                                           AMOUNT                                       TERMINATION         (DEPRECIATION)
 UNDERLYING SECURITY                       (000)              FLOATING RATE                 DATE                (000)
-----------------------------------      ----------     --------------------------     --------------      ----------------
Kuala Lumpur Composite Index (KLCI)      $    5,000     USD LIBOR-BBA minus 9.000%           06/04/99      $            301
                                                                                                           ================

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS
(Note 2)

                                                         UNREALIZED
CONTRACTS TO       IN EXCHANGE                          APPRECIATION
  DELIVER              FOR           SETTLEMENT        (DEPRECIATION)
   (000)              (000)             DATE               (000)
--------------     -------------     ------------     ----------------
USD      2,610     MXN    25,992         03/01/99     $             10
EUR      3,341     USD     3,688         03/01/99     $             15
                                                      ----------------
                                                      $             25
                                                      ================

FOREIGN CURRENCY EXCHANGE CONTRACTS
(Note 2)

                                                         UNREALIZED
CONTRACTS TO       IN EXCHANGE                          APPRECIATION
  DELIVER              FOR           SETTLEMENT        (DEPRECIATION)
   (000)              (000)             DATE               (000)
--------------     -------------     ------------     ----------------
USD      4,700     ARS     4,822         04/22/99     $            115
                                                      ================




The accompanying notes are an integral part of the financial statements.

16  Semiannual Report

SSGA
EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)     February 28,1999 (Unaudited)

ASSETS
Investments at market (identified cost $298,987)(Note 2)................     $ 229,892
Cash....................................................................         1,034
Foreign currency holdings (identified cost $12,094).....................        12,034
Forward foreign currency exchange contracts (cost $4,700)(Note 2).......         4,815
Foreign currency exchange spot contracts (cost $6,288)(Note 2)..........         6,298
Receivables:
   Dividends and interest...............................................           882
   Investments sold.....................................................         1,561
   Fund shares sold.....................................................           244
   Daily variation margin on futures contracts (Notes 2 and 3)..........         1,549
Deferred organization expenses (Note 2).................................             1
Prepaid expenses........................................................             5
Short-term investments held as collateral for securities loaned, at
market (Note 3).........................................................        22,922
Receivable for equity swaps (Note 2)....................................           301
                                                                             ---------
   Total Assets.........................................................       281,538

LIABILITIES
Payables:
   Investments purchased................................................     $   3,550
   Fund shares redeemed.................................................           299
   Accrued fees to affiliates and trustees (Note 4).....................           495
   Daily variation margin on futures contracts (Notes  2 and 3).........           981
Forward foreign currency exchange contracts (cost $4,700)(Note 2).......         4,700
Foreign currency exchange spot contracts (cost $6,288)(Note 2)..........         6,273
Payable upon return of securities loaned, at market (Note 3)............        22,922
                                                                             ---------
   Total Liabilities....................................................        39,220
                                                                             ---------
NET ASSETS..............................................................     $ 242,318
                                                                             =========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income............      $ (4,917)
Accumulated net realized gain (loss)....................................       (20,407)
Unrealized appreciation (depreciation) on:
   Investments..........................................................       (69,095)
   Futures contracts....................................................            36
   Equity swaps.........................................................           301
   Foreign currency-related transactions................................          (147)
Shares of beneficial interest...........................................            31
Additional paid-in capital..............................................       336,516
                                                                             ---------
NET ASSETS..............................................................     $ 242,318
                                                                             =========
NET ASSET VALUE, offering and redemption price per share:
  ($242,318,292 divided by 31,368,064 shares of $.001 par value
     shares of beneficial interest outstanding).........................     $    7.72
                                                                             =========

The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report 17

SSGA
EMERGING MARKETS FUND

STATEMENT OF OPERATIONS
Amount in thousands             For the Six Months Ended February 28th, 1999
                                (Unaudited)

INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $348)......................                       $3,344
 Interest...............................................................                          505
                                                                                           ----------
    Total Investment Income.............................................                        3,849

EXPENSES (Notes 2 and 4):
 Advisory fees..........................................................     $     875
 Administrative fees....................................................            82
 Custodian fees.........................................................           365
 Distribution fees......................................................           108
 Transfer agent fees....................................................            36
 Professional fees......................................................            15
 Registration fees......................................................            27
 Shareholder servicing fees.............................................            31
 Trustees' fees.........................................................             2
 Amortization of deferred organization expenses.........................             2
 Miscellaneous..........................................................             3
                                                                             ---------
 Expenses before reductions.............................................         1,546
 Expense reductions (Note 4)............................................           (88)
                                                                             ---------

   Expenses, net........................................................                        1,458
                                                                                           ----------

Net investment income...................................................                        2,391
                                                                                           ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
 Investments............................................................       (14,563)
 Futures contracts......................................................           947
 Equity swaps...........................................................        10,125
 Foreign currency-related transactions..................................          (170)        (3,661)
                                                                             ---------
Net change in unrealized appreciation or depreciation of:
 Investments............................................................        36,520
 Futures contracts......................................................           206
 Equity swaps...........................................................        10,351
 Foreign currency-related transactions..................................           (95)        46,982
                                                                             ---------     ----------
 Net gain (loss) on investments.........................................                       43,321
                                                                                           ----------
Net increase (decrease) in net assets resulting from operations.........                   $   45,712
                                                                                           ==========

The accompanying notes are an integral part of the financial statements.

18 Semiannual Report

SSGA
EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                 FOR THE SIX               FOR THE
                                                                                 MONTHS ENDED            FISCAL YEAR
                                                                                FEBRUARY 28, 1999           ENDED
                                                                                  (UNAUDITED)          AUGUST 31, 1998
                                                                            ---------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income...............................................       $               2,391    $             4,927
 Net realized gain (loss)............................................                      (3,661)               (18,814)
 Net change in unrealized appreciation or
 depreciation........................................................                      46,982               (135,151)
                                                                            ---------------------   --------------------
   Net increase (decrease) in net assets resulting
   from operations...................................................                      45,712               (149,038)
                                                                            ---------------------   --------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income...............................................                      (3,631)                (3,219)
 In excess of net investment income..................................                      (4,589)                    --
 In excess of net realized gain on investments.......................                          --                 (5,502)
                                                                            ---------------------   --------------------

   Total Distributions to Shareholders...............................                      (8,220)                (8,721)
                                                                            ---------------------   --------------------

FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from Fund
 share transactions (Note 5).........................................                      (1,544)               111,421
                                                                            ---------------------   --------------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS..........................                      35,948                (46,338)

NET ASSETS
 Beginning of period.................................................                     206,370                252,708
                                                                            ---------------------   --------------------
 End of period (including accumulated distributions in excess of net investment income of $4,917 and undistributed
   net investment
   income of $912, respectively).....................................       $             242,318   $            206,370
                                                                            =====================   ====================

The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  19

SSGA
EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                   YEAR ENDED AUGUST 31,
                                                                    ------------------------------------------------------
                                                            1999*      1998       1997       1996       1995      1994**
                                                          --------  ---------  ---------  ---------  ---------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD...................   $  6.52   $  12.33   $  10.87    $ 10.30    $ 11.45    $   10.00
                                                          --------  ---------  ---------  ---------  ---------  ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (a)...........................       .08        .18        .12        .11        .14          .05
   Net realized and unrealized gain (loss)
   on investments......................................      1.39      (5.58)      1.51        .68      (1.19)        1.40
                                                          --------  ---------  ---------  ---------  ---------  ----------
   Total Income From  Investment Operations............      1.47      (5.40)      1.63        .79      (1.05)        1.45
                                                          --------  ---------  ---------  ---------  ---------  ----------
DISTRIBUTIONS:
   Net investment income...............................      (.27)      (.15)      (.11)      (.12)      (.10)          --
   Net realized gain on investments....................        --       (.26)      (.06)      (.10)        --           --
                                                          --------  ---------  ---------  ---------  ---------  ----------
   Total Distributions.................................      (.27)      (.41)      (.17)      (.22)      (.10)          --
                                                          --------  ---------  ---------  ---------  ---------  ----------
NET ASSET VALUE, END OF PERIOD.........................   $  7.72   $   6.52   $  12.33    $ 10.87    $ 10.30    $   11.45
                                                          ========  =========  =========  =========  =========  ==========
TOTAL RETURN (%)(b)....................................     22.70     (45.36)     15.12       7.83      (9.28)       14.50

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted)............   242,318    206,370    252,708    120,216     68,385       27,479

 Ratios to average net assets (%)(c):
   Operating expenses, net (d).........................      1.25       1.25       1.25       1.28       1.50         1.50
   Operating expenses, gross (d).......................      1.33       1.38       1.51       1.67       1.90         2.45
   Net investment income...............................      2.05       1.85       1.07       1.10       1.74         1.31

 Portfolio turnover rate (%)(c)........................     34.12      38.94      15.00       4.36      19.77           --

*    For the six months ended February 28, 1999 (Unaudited).
**   For the period March 1, 1994 (commencement of operations) to August 31,
     1994.
(a) For the period ended February 28, 1999, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c) The ratios for the periods ended February 28, 1999 and August 31, 1994 are annualized.
(d)  See Note 4 for current period amounts.

20  Semiannual Report

SSGA
EMERGING MARKETS FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)
1. ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA Emerging Markets Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

   Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

                                                            Semiannual Report 21

SSGA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

 It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At February 28, 1999, the Fund had a net tax basis capital loss carryover of $62,851, which may be applied against any realized net taxable gains in each year or until its expiration date of August 31, 2006, whichever occurs first. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $7,746,217 incurred from November 1, 1997 to August 31, 1998, and treat it as arising in fiscal year 1999.

 The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1999 are as follows:

                                                                     NET
                                                                  UNREALIZED
               FEDERAL TAX        UNREALIZED     UNREALIZED      APPRECIATION
                   COST          APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
               ------------      ------------   --------------   --------------
               $301,105,252       $7,937,630    $ (79,150,882)   $ (71,213,252)


 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

 The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

 EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

 DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

 FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

 (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

 (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

22 Semiannual Report

SSGA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

 Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

 It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

 DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

 The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

 FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Fund may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward contracts at February 28, 1999 are presented on the accompanying Statement of Net Assets.

 REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is

                                                            Semiannual Report 23

SSGA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

   FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   EQUITY SWAPS: The Fund has entered into an equity swap agreement in order to efficiently participate in certain foreign markets. Pursuant to this agreement, the Fund pays the swap counterparty based on the notional amount and an agreed upon rate (i.e. the 12-month USD LIBOR BBA rate). During the term of the agreement, changes in the underlying value of the swap are recorded as unrealized gain (loss) and is based on changes in the value of the underlying index. The underlying index is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparty or accrued interest income to be paid to the Fund, at the agreed upon date, is recognized as unrealized gain (loss). The amount paid to the swap counterparty representing capital depreciation on the underlying securities and accrued interest expense and interest income is recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparty; however, the Fund does not anticipate non-performance by the counterparty. The Fund has segregated certain short-term investments (identified on the accompanying Statement of Net Assets) as collateral for the notional amount and payment of liabilities under the equity swap agreement.

   INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3. SECURITIES TRANSACTIONS

   INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $70,358,435 and $34,054,797, respectively.

24  Semiannual Report

SSGA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

 FUTURES TRANSACTIONS: The Fund's transactions in futures contracts for the period ended February 28, 1999 were as follows:

                                                   FUTURES CONTRACTS
                                               ----------------------------
                                                              AGGREGATE
                                               NUMBER OF    FACE VALUE OF
                                               CONTRACTS    CONTRACTS (1)
                                               ---------    ---------------
   Outstanding at August 31, 1998                    262       $  6,458,289
   Contracts opened                                2,545         70,276,464
   Contracts closed                               (2,251)       (61,413,851)
                                               ---------    ---------------
   Outstanding at February 28, 1999                  556       $ 15,320,902
                                               =========    ===============

   (1) The aggregate face value of contracts is computed on the date each contract was opened.

   SECURITIES LENDING: Effective December 17, 1998, the Investment Company started its securities lending program. The program allows each Fund to loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 1999, the value of outstanding securities on loan and the value of collateral amounted to $21,434,757 and $22,921,983, respectively.


4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. Effective November 1, 1995, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.25% of its average daily net assets on an annual basis. As of February 28, 1999, the receivable due from the Adviser for expenses in excess of the

                                                            Semiannual Report 25

SSGA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

 expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

 ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all international funds; $0 up to and including $500 million - .07%, over $500 million to and including $1 billion - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% for the period September 1, 1997 to December 31, 1997 up to a maximum of 5% for January 1, 1998 to December 31, 1998 and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

 DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

 The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

 The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175%, to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $28,451, $1,169, $3,016, $196, and $1,534, by the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

 The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may

26 Semiannual Report

SSGA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

   BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

     Advisory fees                                       $   280,752
     Administration fees                                      16,649
     Custodian fees                                          175,922
     Distribution fees                                           703
     Shareholder servicing fees                                1,330
     Transfer agent fees                                      18,716
     Trustees' fees                                              889
                                                         -----------
                                                         $   494,961
                                                         ===========

   BENEFICIAL INTEREST: As of February 28, 1999, one shareholder was a record owner of approximately 47% of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                FOR THE PERIODS ENDED
                                     ------------------------------------------
                                      FEBRUARY 28, 1999      AUGUST 31, 1998
                                     --------------------   -------------------
                                      SHARES     DOLLARS    SHARES    DOLLARS
                                     --------   ---------   -------  ----------
Proceeds from shares sold              13,193   $ 100,489    24,649  $  244,575
Proceeds from reinvestment of
 distributions                            993       7,446       663       8,156
Payments for shares redeemed.         (14,481)   (109,479)  (14,139)   (141,310)
                                     --------   ---------   -------  ----------

Total net increase (decrease)            (295)  $  (1,544)   11,173  $  111,421
                                     ========   =========   =======  ==========

6. LINE OF CREDIT

   The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the Aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's total assets under the agreement.

                                                            Semiannual Report 27

SSGA EMERGING MARKETS FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 William L. Marshall
 Steven J. Mastrovich
 Patrick J. Riley
 Richard D. Shirk
 Bruce D. Taber
 Henry W. Todd

OFFICERS
 Lynn L. Anderson, President, Treasurer and CEO
 Mark E. Swanson, Assistant Secretary, Assistant Treasurer and Principal
   Accounting Officer
 J. David Griswold, Vice President and Secretary
 Deedra S. Walkey, Assistant Secretary
 Rick J. Chase, Assistant Secretary
 Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
 State Street Bank and Trust Company
 225 Franklin Street
 Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171
 (800) 647-7327

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 One International Place, 27th Floor
 Boston, Massachusetts 02110
 (800) 997-7327

ADMINISTRATOR
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, Washington 98402

LEGAL COUNSEL
 Goodwin, Procter & Hoar LLP
 Exchange Place
 Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 One Post Office Square
 Boston, Massachusetts 02109


28  Semiannual Report

                                 SSGA(R) FUNDS

                                SMALL CAP FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents

                                                                          Page
Financial Statements..................................................     3

Financial Highlights..................................................    10

Notes to Financial Statements.........................................    11

Fund Management and Service Providers.................................    17


"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
SMALL CAP FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                        MARKET
                                      NUMBER            VALUE
                                        OF              (000)
                                      SHARES              $
                                      --------       ----------
COMMON STOCKS - 99.4%
BASIC INDUSTRIES - 4.1%
AK Steel Holding Corp.                187,400             4,088
ARMCO, Inc. (a)                       333,000             1,665
Octel Corp. (a)                       245,400             3,298
Schulman (A.), Inc.                    68,100             1,119
Waters Corp. (a)                       74,000             6,887
                                                     ----------
                                                         17,057
                                                     ----------

CAPITAL GOODS - 8.7%
Applied Power, Inc., Class A          109,100             2,632
AptarGroup, Inc.                       52,200             1,429
Ball Corp.                            155,700             6,520
Briggs & Stratton Corp.                97,900             4,779
D.R. Horton, Inc.                     211,500             3,371
General Cable Corp.                   236,250             4,444
Hughes Supply, Inc.                    29,900               604
Hussmann International, Inc.           62,700               886
JLG Industries, Inc.                   70,800               996
Kuhlman Corp.                          35,800             1,374
Manitowoc Co., Inc.                    64,475             2,378
Superior TeleCom, Inc.                 93,850             2,657
Terex Corp. (a)                       148,400             3,803
                                                     ----------
                                                         35,873
                                                     ----------

CONSUMER BASICS - 12.6%
Alpharma, Inc. Class A                193,200             7,317
AmeriSource Health Corp.
 Class A (a)                           71,300             5,321
Barr Laboratories, Inc. (a)           114,800             4,248
Bindley Western Industries, Inc.       88,733             2,335
Cooper Companies, Inc. (a)             32,700               478
Dura Pharmaceuticals, Inc. (a)        174,600             2,455
Earthgrains Co.                       186,000             4,569
Medicis Pharmaceutical Corp. Class
 A. (a)                               173,850             6,563
MedImmune, Inc. (a)                    68,200             3,742
Pilgrim's Pride Corp.                  54,100             1,031
Priority Healthcare Corp.
 Class B (a)                           39,752             1,540
Ralcorp Holdings, Inc. (a)            182,900             3,258
Renal Care Group, Inc.  (a)            66,900             1,325
Smithfield Foods, Inc. (a)            127,900             3,357
Trigon Healthcare, Inc. (a)            83,200             2,917
Xomed Surgical Products, Inc. (a)      39,900             1,441
                                                     ----------
                                                         51,897
                                                     ----------

CONSUMER DURABLES - 4.0%
Arvin Industries, Inc.                 59,900             2,171
Avis Rent A Car, Inc. (a)             125,000             2,867
Carlisle Cos., Inc.                    40,900             1,692
La-Z-Boy Inc.                          66,800             1,244
Linens 'N Things, Inc. (a)            177,000             6,372
Tower Automotive, Inc. (a)            111,900             2,084
                                                     ----------
                                                         16,430
                                                     ----------

CONSUMER NON-DURABLES - 9.1%
Action Performance
 Companies, Inc. (a)                   68,200             2,442
American Eagle Outfitters, Inc. (a)    39,800             2,739
Ames Department Stores, Inc. (a)       77,100             2,313
Canandaigua Brands Inc.
 Class A (a)                           69,800             3,726
Cato Corp. Class A                     55,400               530
Coors (Adolph) Co. Class B             31,300             1,864
Department 56, Inc. (a)                70,000             2,323
Family Dollar Stores, Inc.             76,800             1,536
Michaels Stores, Inc. (a)              84,100             1,440
Mohawk Industries, Inc. (a)            98,200             3,192
Musicland Stores Corp. (a)            281,000             3,319
Ross Stores, Inc.                      24,900             1,136
Shopko Stores, Inc. (a)                91,500             2,882
Talbots, Inc.                          16,000               387
Zale Corp. (a)                        231,900             7,682
                                                     ----------
                                                         37,511
                                                     ----------


                                                             Semiannual Report 3

SSGA
SMALL CAP FUND


                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1999 (Unaudited)

                                                        MARKET
                                      NUMBER            VALUE
                                        OF              (000)
                                      SHARES              $
                                      --------         --------
CONSUMER SERVICES - 5.2%
AAR Corp.                              75,050               1,135
Alaska Air Group, Inc. (a)            104,400               5,292
Brinker International, Inc.  (a)      198,800               5,753
CEC Entertainment, Inc. (a)            91,400               2,742
Foodmaker, Inc. (a)                    70,900               1,631
Midwest Express Holdings, Inc. (a)     94,350               2,536
Ruby Tuesday, Inc.                     41,100                 765
Sonic Corp. (a)                        56,800               1,360
                                                       ----------
                                                           21,214
                                                       ----------

ENERGY - 0.4%
AGL Resources, Inc.                                         1,628
                                       85,400          ----------

FINANCE - 10.8%
CMAC Investment Corp.                  24,200               1,000
Commerce Bancorp, Inc.                 34,256               1,524
Commercial Federal Corp.               56,550               1,233
Cullen Frost Bankers, Inc.             75,500               3,572
Enhance Financial Services
 Group, Inc.                           42,600               1,009
Fidelity National Financial           189,363               3,787
Financial Security Assurance
 Holdings, Ltd.                        44,900               2,371
First American Financial Corp.        222,850               5,223
FirstFed Financial Corp.  (a)          28,800                 488
HUBCO, Inc.                            82,600               2,700
Jefferies Group, Inc.                  17,400                 686
LandAmerica Financial Group, Inc.      85,400               3,069
Metris Companies, Inc.                115,866               4,903
Nationwide Financial Services, Inc.
 Class A                              124,200               5,643
Riggs National Corp.                   40,000                 735
Roslyn Bancorp, Inc.                   53,000                 861
Trustmark Corp.                       129,800               2,750
UniCapital Corp. New (a)              114,000                 663
Webster Financial Corp.                79,900               2,442
                                                       ----------
                                                           44,659
                                                       ----------
GENERAL BUSINESS - 9.2%
Acclaim Entertainment, Inc. (a)       620,500               4,828
Advo Systems, Inc.  (a)               138,100               2,762
Computer Task Group, Inc.              98,900               2,003
Hollinger International, Inc.
 Class A                              141,500               1,751
Houghton Mifflin Co.                   20,900                 899
Interim Services, Inc. (a)             56,400               1,072
Lason, Inc. (a)                       108,100               5,824
Level One
 Communications, Inc. (a)             150,500               5,042
Media Arts Group, Inc. (a)             41,700                 568
Personnel Group
 of America, Inc. (a)                 135,700               1,790
SABRE Group Holdings, Inc. (The),
 Class A (a)                              900                  35
StaffMark, Inc. (a)                   129,000               1,701
United Stationers, Inc. (a)           102,800               1,863
Valassis Communications, Inc. (a)     163,500               7,848
                                                       ----------
                                                           37,986
                                                       ----------

MISCELLANEOUS - 8.3%
Apartment Investment & Management
 Co. Class A                           32,700               1,279
Camden Property Trust                 155,000               3,798
CareMatrix Corp. (a)                   38,900                 861
CBL & Associates Properties, Inc.      91,800               2,289
Consolidated Graphics, Inc. (a)        22,100               1,343
Equity Residential Properties Trust
 REIT                                  25,016               1,026
First Industrial Realty Trust, Inc.
 REIT                                 111,400               2,882
General Growth Properties, Inc.       118,100               3,986
HA-LO Industries, Inc. (a)            151,650               1,621
Health Care, Inc. REIT                 75,400               1,748
Home Properties of New York, Inc.      15,000                 368
Hospitality Properties Trust           79,800               2,055
JDN Realty Corp.                       68,950               1,448

4 Semiannual Report

SSGA
SMALL CAP FUND


                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1999 (Unaudited)

                                                         MARKET
                                      NUMBER              VALUE
                                        OF                (000)
                                      SHARES                $
                                      --------         ----------
Kimco Realty Corp. REIT                19,300                 732
Liberty Property Trust                110,700               2,422
M.D.C. Holdings, Inc.                  40,500                 721
Mills Corp.                            42,400                 771
Reckson Associates Realty Corp. REIT  118,600               2,520
Summit Properties, Inc. REIT           51,100                 846
Webb (Del E.) Corp.                    74,500               1,676
                                                       ----------
                                                           34,392
                                                       ----------

SHELTER - 4.1%
Centex Construction Products, Inc.     68,200               2,434
Highwoods Properties, Inc.             34,800                 833
Kaufman & Broad Home Corp.            277,200               6,237
NVR, Inc. (a)                          32,600               1,402
Pulte Corp.                           116,100               2,794
Ryland Group, Inc. (The)               43,300               1,104
Standard Pacific Corp.                158,100               1,956
                                                       ----------
                                                           16,760
                                                       ----------

TECHNOLOGY - 14.8%
Affiliated Computer Services, Inc.
 Class A (a)                           61,900               2,863
Alliant Techsystems, Inc.  (a)         23,500               1,861
American Management
 Systems, Inc. (a)                     75,300               2,485
Applied Micro Circuits Corp.
 New (a)                              159,100               6,245
Avant! Corp. (a)                      120,900               2,070
BE Aerospace, Inc. (a)                117,100               1,705
Brightpoint, Inc. (a)                 412,500               6,136
CHS Electronics, Inc. (a)             404,900               2,834
Ciber, Inc. (a)                       103,300               2,595
Cordant Technologies, Inc.             22,900                 892
CSG Systems International, Inc. (a)    91,400               6,501
DII Group, Inc. (The) (a)             100,100               2,340
Informix Corp. (a)                    342,300               2,974
InterVoice, Inc. (a)                  161,800               1,760
Jack Henry & Assocociates, Inc.        39,800               1,423
Lattice Semiconductor Corp. (a)        17,600                 700
Learning Co., Inc. (The) (a)           82,700               2,403
MAPICS, Inc. (a)                       51,800                 550
NeoMagic Corp. (a)                    336,700               3,683
PMC - Sierra, Inc. (a)                 66,200               4,675
Progress Software Corp. (a)            47,900               1,473
QuadraMed Corp. (a)                    90,300               1,388
Xircom, Inc. (a)                       46,600               1,584
                                                       ----------
                                                           61,140
                                                       ----------

TRANSPORTATION - 1.2%
M.S. Carriers, Inc. (a)                33,000                 887
Rollins Truck Leasing Corp.            39,300                 418
Swift Transportation Co, Inc. (a)      30,000                 898
USFreightways Corp.                    79,900               2,537
                                                       ----------
                                                            4,740
                                                       ----------

UTILITIES - 6.9%
Aliant Communications, Inc.            22,600                 901
CellStar Corp. (a)                    270,900               3,031
Conectiv, Inc.                         78,600               1,665
Dycom Industries, Inc. (a)            187,350               7,435
Equitable Resources, Inc.              37,600                 973
Idacorp, Inc.                          38,500               1,196
MDU Resources Group, Inc.              67,650               1,590
Minnesota Power, Inc.                  73,500               2,954
Pacific Gateway Exchange, Inc. (a)     63,300               1,583
Peoples Energy Corp.                   24,500                 831
Piedmont Natural Gas Co., Inc.          7,700                 263
Rochester Gas & Electric Corp.         69,000               1,803
Southwest Gas Corp.                    53,900               1,550
United Illuminating Co.                43,700               1,939
Washington Gas & Light Co.             38,100                 912
                                                       ----------
                                                           28,626
                                                       ----------
TOTAL COMMON STOCKS
(cost $431,545)                                           409,913
                                                       ----------

                                                             Semiannual Report 5

SSGA
SMALL CAP FUND


                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1999 (Unaudited)

                                     PRINCIPAL          MARKET
                                      AMOUNT             VALUE
                                       (000)             (000)
                                         $                 $
                                     ---------         ----------
SHORT-TERM INVESTMENTS - 0.8%
AIM Short-Term Investment Prime
 Portfolio Class A (b)                  2,605               2,605
Federated Investors Prime Cash
 Obligations Fund (b)                     676                 676
                                                       ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $3,281)                                               3,281
                                                       ----------

TOTAL INVESTMENTS - 100.2%
(identified cost $434,826)(c)                             413,194

OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                               (1,010)
                                                       ----------
NET ASSETS - 100.0%                                       412,184
                                                       ==========



(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.

Abbreviations:
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSGA
SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)     February 28, 1999 (Unaudited)

ASSETS
Investments at market (identified cost $434,826)(Note 2).................    $  413,194
Receivables:
 Dividends...............................................................           294
 Fund shares sold........................................................         1,173
Prepaid expenses.........................................................            25
Short-term investments held as collateral for securities loaned,
at market (Note 3).......................................................        76,952
                                                                             ----------
   Total Assets..........................................................       491,638

LIABILITIES
Payables:
 Fund shares redeemed....................................................    $    1,841
 Accrued fees to affiliates and trustees (Note 4)........................           650
 Other accrued expenses..................................................            11
Payable upon return of securities loaned, at market
(Note 3).................................................................        76,952
                                                                             ----------
   Total Liabilities.....................................................        79,454
                                                                             ----------

NET ASSETS...............................................................    $  412,184
                                                                             ==========

NET ASSETS CONSIST OF:
Undistributed net investment income......................................    $      108
Accumulated net realized gain (loss).....................................       (62,052)
Unrealized appreciation (depreciation) on investments....................       (21,632)
Shares of beneficial interest............................................            24
Additional paid-in capital...............................................       495,736
                                                                             ----------

NET ASSETS...............................................................    $  412,184
                                                                             ==========

NET ASSET VALUE, offering and redemption price per share:
 ($412,184,271 divided by 24,438,491 shares of $.001 par value
   shares of beneficial interest outstanding)............................    $    16.87
                                                                             ==========

The accompanying notes are an integral part of the financial statements.

                                                             Semiannual Report 7

SSGA
SMALL CAP FUND

STATEMENT OF OPERATIONS
Amounts in thousands     For the Six Months Ended February 28, 1999 (Unaudited)

INVESTMENT INCOME:
 Dividends.................................................           $    2,686
 Interest..................................................                   27
                                                                      ----------

   Total Investment Income.................................                2,713

EXPENSES (Notes 2 and 4):
 Advisory fees.............................................           $    1,526
 Administrative fees.......................................                   65
 Custodian fees............................................                   41
 Distribution fees.........................................                  190
 Transfer agent fees.......................................                   65
 Professional fees.........................................                    6
 Registration fees.........................................                   35
 Shareholder servicing fees................................                  220
 Trustees' fees............................................                    5
 Miscellaneous.............................................                    6
                                                                      ----------

   Total Expenses..........................................                2,159
                                                                      ----------

Net investment income......................................                  554
                                                                      ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
 Investments...............................................   (57,230)
 Futures contracts.........................................         9    (57,221)
                                                            ---------

Net change in unrealized appreciation or depreciation of
investments................................................               73,149
                                                                      ----------
Net gain (loss) on investments.............................               15,928
                                                                      ----------

Net increase (decrease) in net assets resulting from operations..     $   16,482
                                                                      ==========

The accompanying notes are an integral part of the financial statements.

8 Semiannual Report

SSGA
SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                        FOR THE SIX            FOR THE
                                                                        MONTHS ENDED         FISCAL YEAR
                                                                     FEBRUARY 28, 1999         ENDED
                                                                        (UNAUDITED)        AUGUST 31, 1998
                                                                     -----------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income...........................................    $             554     $           333
 Net realized gain (loss)........................................              (57,221)              2,269
 Net change in unrealized appreciation or
 depreciation....................................................               73,149            (122,590)
                                                                     -----------------     ---------------
   Net increase (decrease) in net assets resulting
   from operations...............................................               16,482            (119,988)
                                                                     -----------------     ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income...........................................                 (468)               (448)
 Net realized gain on investments................................                   --             (10,718)
 In excess of net realized gain on investments...................                  (24)             (4,807)
                                                                     -----------------     ---------------

   Total Distributions to Shareholders...........................                 (492)            (15,973)
                                                                     -----------------     ---------------

FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from Fund
 share transactions (Note 5).....................................               51,564             330,783
                                                                     -----------------     ---------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS......................               67,554             194,822

NET ASSETS
 Beginning of period.............................................              344,630             149,808
                                                                     -----------------     ---------------
 End of period (including undistributed net investment income of
   $108 and $22, respectively)...................................    $         412,184     $       344,630
                                                                     =================     ===============

The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  9

SSGA
SMALL CAP FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout cash period and other performance information derived from the financial statements.

                                                                   YEARS ENDED AUGUST 31,
                                                           --------------------------------------------------
                                                 1999*      1998        1997       1996     1995**     1994
                                                -------    -------     -------    -------   -------   -------
NET ASSET VALUE,
BEGINNING OF PERIOD.......................      $ 15.96    $ 22.11     $ 17.44    $ 14.42   $ 11.88   $ 12.24
                                                -------    -------     -------    -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (a)................          .02        .02         .03        .04       .13       .21
 Net realized and
   unrealized gain on
   investments............................          .91      (4.54)       5.87       3.25      3.19       .24
                                                -------    -------     -------    -------   -------   -------
   Total Income From
     Investment
     Operations...........................          .93      (4.52)       5.90       3.29      3.32       .45
                                                -------    -------     -------    -------   -------   -------
DISTRIBUTIONS:
 Net investment income....................         (.02)      (.04)       (.01)      (.07)     (.15)     (.21)
 Net realized gain on
   investments............................           --      (1.59)      (1.22)      (.20)     (.63)     (.60)
                                                -------    -------     -------    -------   -------   -------

   Total Distributions....................         (.02)     (1.63)      (1.23)      (.27)     (.78)     (.81)
                                                -------    -------     -------    -------   -------   -------

NET ASSET VALUE, END OF
PERIOD....................................      $ 16.87    $ 15.96     $ 22.11    $ 17.44   $ 14.42   $ 11.88
                                                =======    =======     =======    =======   =======   =======

TOTAL RETURN (%)(b).......................         5.83     (22.32)      35.85      23.14     30.04      3.90

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of
   period ($000 omitted)..................      412,184    344,630     149,808     55,208    23,301    25,716

 Ratios to average net assets (%)(c):
   Operating expenses,
     net..................................         1.06       1.04        1.00       1.00       .97       .30
   Operating expenses,
     gross................................         1.06       1.04        1.09       1.18      1.58       .81
   Net investment income..................          .27        .10         .18        .26       .81      1.73

 Portfolio turnover rate (%)(c)...........        93.10      86.13      143.79      76.85    192.88     44.86

*    For the six months ended February 28, 1999 (Unaudited).
** Prior to November 22, 1994, the Fund was passively managed as the S&P Midcap Index Fund. Effective November 23, 1994, the Fund increased the Advisory fee from .20% to .75% of its average daily net assets.
(a) For the period ended February 28, 1999, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for the period ended February 28, 1999 are annualized.

10  Semiannual Report

SSGA
SMALL CAP FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA Small Cap Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.


2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

   International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

   Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.


                                                           Semiannual Report  11

SSGA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

 FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

 It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $4,883,568 incurred from November 1, 1997 to August 31, 1998, and treat it as arising in the fiscal year 1999.

 The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1999 are as follows:

                                                                                  NET
                                                                               UNREALIZED
                 FEDERAL TAX          UNREALIZED         UNREALIZED           APPRECIATION
                     COST            APPRECIATION      (DEPRECIATION)        (DEPRECIATION)
                 ------------        ------------      --------------       ---------------
                 $434,826,005        $2,732,848        $ (24,364,853)       $ (21,632,005)

 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

 The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in futures and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

 EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

 REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

12  Semiannual Report

SSGA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   FUTURES: The Fund utilizes exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.


3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases and sales of investment securities, excluding short-term investments and futures contracts aggregated to $234,187,940 and $187,216,823, respectively.

   FUTURES TRANSACTIONS: The Fund's transactions in futures contracts for period ended February 28, 1999, were as follows:

                                             FUTURES CONTRACTS
                                         ----------------------------
                                                        AGGREGATE
                                         NUMBER OF    FACE VALUE OF
                                         CONTRACTS    CONTRACTS (1)
                                         ----------  ----------------
   Outstanding at August 31, 1998             --      $          --
   Contracts opened                           93         19,892,709
   Contracts closed                          (93)       (19,892,709)
                                         ----------  ----------------
   Outstanding at February 28, 1999           --      $          --
                                         ==========  ================


   (1) The aggregate face value of contracts is computed on the date each contract was opened.

   SECURITIES LENDING: Effective December 17, 1998, the Investment Company started its securities lending program. The program allows each Fund to loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed

                                                           Semiannual Report  13

SSGA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

   to be of good financial standing. As of February 28, 1999, the value of outstanding securities on loan and the value of collateral amounted to $73,007,686 and $76,952,433, respectively.


4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. Effective November 23, 1994, pursuant to a shareholder vote, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0 up to and including $500 million -.06%; over $500 million to and including $1 billion - .05%; over $1 billion -.03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% for the period September 1, 1997 to December 31, 1997, up to a maximum of 5% for the period January 1, 1998 to December 31, 1998 and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and

14  Semiannual Report

SSGA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

 Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $49,271, $2,807, $98,345, $424, and $37,168, by the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

 The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

 AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $22,135 for the period ended February 28, 1999.

 BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

 ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS
 FOLLOWS:

     Advisory fees                               $ 557,754
     Administration fees                            13,805
     Custodian fees                                  9,073
     Distribution fees                                 825
     Shareholder servicing fees                     62,164
     Transfer agent fees                             4,142
     Trustees' fees                                  2,023
                                                 ---------
                                                 $ 649,786
                                                 =========

 BENEFICIAL INTEREST: As of February 28, 1999, two shareholders (one of which was also an affiliate of the Investment Company) were record owners of approximately 19% and 10%, respectively, of the total outstanding shares of the Fund.


                                                           Semiannual Report  15

SSGA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                   FOR THE PERIODS ENDED
                                       ----------------------------------------------------
                                         FEBRUARY 28, 1999            AUGUST 31, 1998
                                       -----------------------      -----------------------
                                         SHARES     DOLLARS          SHARES      DOLLARS
                                       -----------------------      -----------------------
   Proceeds from shares sold             14,541    $ 257,563         26,193    $ 567,051
   Proceeds from reinvestment of
    distributions                            23          405            703       15,185
   Payments for shares redeemed         (11,717)    (206,404)       (12,081)    (251,453)
                                       -----------------------      -----------------------

   Total net increase (decrease)          2,847    $  51,564         14,815    $ 330,783
                                       =======================      =======================

6. LINE OF CREDIT
   The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus 0.50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its total assets under the agreement.

16  Semiannual Report

SSGA SMALL CAP FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 William L. Marshall
 Steven J. Mastrovich
 Patrick J. Riley
 Richard D. Shirk
 Bruce D. Taber
 Henry W. Todd

OFFICERS
 Lynn L. Anderson, President, Treasurer and CEO
 Mark E. Swanson, Assistant Secretary, Assistant Treasurer and Principal
   Accounting Officer
 J. David Griswold, Vice President and Secretary
 Deedra S. Walkey, Assistant Secretary
 Rick J. Chase, Assistant Secretary
 Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
 State Street Bank and Trust Company
 225 Franklin Street
 Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171
 (800) 647-7327

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 One International Place, 27th Floor
 Boston, Massachusetts 02110
 (800) 997-7327

ADMINISTRATOR
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, Washington 98402

LEGAL COUNSEL
 Goodwin, Procter & Hoar LLP
 Exchange Place
 Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 One Post Office Square
 Boston, Massachusetts 02109

                                                            Semiannual Report 17

                                 SSGA(R) FUNDS

                            PRIME MONEY MARKET FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents

                                                                           Page
     Financial Statements...............................................    3

     Financial Highlights...............................................   11

     Notes to Financial Statements......................................   12

     Fund Management and Service Providers..............................   16


"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
PRIME MONEY MARKET FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                                  PRINCIPAL
                                                                   AMOUNT                       DATE          VALUE
                                                                    (000)         RATE           OF           (000)
                                                                      $             %         MATURITY          $
                                                                 -----------      -------     ----------      -------
CORPORATE BONDS AND NOTES -28.4%
Abbey National Treasury Services PLC (MTN)(a).................      20,000         4.785        07/26/99        19,993
Abbey National Treasury Services PLC (MTN)....................      24,750         5.075        01/13/00        24,745
Bank One Corp. (MTN)(a).......................................      25,000         4.876        07/15/99        24,997
Bayerishche Landesbank (MTN)(a)...............................      35,000         4.798        05/10/99        34,995
Bayerishche Landesbank (MTN)(a)...............................      25,000         4.804        06/29/99        24,994
Branch Banking & Trust (a)....................................      25,000         5.060        02/18/00        24,995
Comerica Bank, Michigan (MTN)(a)..............................      25,000         5.109        06/10/99        24,995
Comerica Bank, Michigan (MTN)(a)..............................      15,000         4.807        07/23/99        14,995
Comerica Bank, Michigan (MTN)(a)..............................      25,000         4.857        03/07/00        24,988
Deutsche Bank AG (MTN)(a).....................................      25,000         4.811        08/16/99        24,992
First Union National Bank.....................................      25,000         5.300        03/01/00        25,000
First Union National Bank (a).................................      50,000         4.908        03/10/00        50,000
Fleet National Bank (MTN)(a)..................................      20,000         4.800        05/11/99        19,997
General Electric Capital Corp. (MTN)(a).......................      20,000         4.860        05/04/99        20,000
General Electric Capital Corp. (MTN)(a).......................      10,000         5.114        06/09/99         9,999
General Electric Capital Corp. (MTN)(a).......................      15,000         5.188        09/09/99        15,000
Household Financial Corp. (MTN)(a)............................      20,000         5.210        07/26/99        20,000
IBM Corp. (MTN)(a)............................................      50,000         4.935        10/21/99        49,983
IBM Credit Corp. (MTN)(a).....................................      15,000         4.890        07/06/99        14,995
JP Morgan & Co., Inc. (MTN)...................................      20,000         5.750        03/10/99        20,000
JP Morgan & Co., Inc. (MTN)(a)................................      20,000         4.825        07/07/99        19,995
Key Bank NA (MTN)(a)..........................................      50,000         5.000        10/21/99        50,000
Merrill Lynch & Co., Inc. (MTN)(a)............................      25,000         4.920        08/13/99        24,999
Morgan Stanley Dean Witter (MTN)(a)...........................       5,000         5.440        03/01/99         5,000
National City Bank............................................      35,000         4.825        03/08/99        35,000
Nationsbank Corp..............................................      25,000         5.120        02/22/00        24,995
Nationsbank Corp. (MTN)(a)....................................      15,000         5.390        06/28/99        15,012
PNC Bank NA (MTN)(a)..........................................      25,000         4.809        07/02/99        24,993
PNC Bank NA (MTN)(a)..........................................      25,000         4.811        08/16/99        24,992
PNC Bank NA (MTN)(a)..........................................      25,000         4.869        01/31/00        24,991
STEERS-A37 (MTN)(a)...........................................      46,327         4.937        10/25/11        46,327
US Bancorp (MTN)(a)...........................................      25,000         4.925        10/07/99        24,996
Westpac Banking...............................................      25,000         5.010        02/04/00        24,991
Xerox Credit Corp. (MTN)......................................      25,000         5.113        03/21/00        24,973
                                                                                                              --------
TOTAL CORPORATE BONDS AND NOTES (cost $860,927).........................................................       860,927
                                                                                                              --------

                                                             Semiannual Report 3

SSGA
PRIME MONEY MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                  PRINCIPAL
                                                                   AMOUNT                     DATE         VALUE
                                                                    (000)         RATE         OF          (000)
                                                                      $             %       MATURITY         $
                                                                  ----------     -------   ----------     --------
DOMESTIC CERTIFICATES OF DEPOSIT - 3.3%
Fleet National Bank, Rhode Island...............................      20,000      4.940     07/15/99       20,000
Fleet National Bank, Rhode Island (a)...........................      15,000      5.001     10/22/99       15,000
Fleet National Bank, Rhode Island (a)...........................      15,000      4.974     11/04/99       14,995
Nationsbank Corp................................................      30,000      4.940     07/06/99       30,000
Wachovia Bank (a)...............................................      20,000      4.927     10/25/99       19,997
                                                                                                          -------
TOTAL DOMESTIC CERTIFICATES OF DEPOSIT (cost $99,992)..............................................        99,992
                                                                                                          -------

EURODOLLAR CERTIFICATES OF DEPOSIT - 4.8%
Abbey National Treasury Services PLC............................      30,000      5.050     11/12/99       30,000
Bank of Scotland................................................      15,000      5.190     03/31/99       15,003
Bank of Scotland................................................      35,000      4.930     04/12/99       35,000
Dresdner Bank...................................................      30,000      4.910     04/12/99       30,000
Svenska Handelsbanken...........................................      15,000      5.790     05/20/99       14,998
Toronto Dominion Bank...........................................      20,000      4.870     04/21/99       20,000
                                                                                                          -------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (cost $145,001)...........................................       145,001
                                                                                                          -------


YANKEE CERTIFICATES OF DEPOSIT - 14.6%
Bank of Montreal, Illinois......................................      20,000      5.045     11/12/99       19,995
Bank of Nova Scotia.............................................      20,000      4.970     03/08/99       20,000
Bank of Nova Scotia.............................................      30,000      5.070     04/06/99       30,000
Bank of Scotland................................................      15,000      5.080     04/01/99       15,000
Barclays Bank PLC...............................................      15,000      5.645     03/02/99       15,000
Barclays Bank PLC (a)...........................................      25,000      4.799     06/01/99       24,995
Barclays Bank PLC (a)...........................................      15,000      4.804     06/02/99       14,997
Canadian Imperial Bank..........................................      20,000      4.940     03/30/99       20,000
Canadian Imperial Bank..........................................      15,000      4.850     04/26/99       15,000
Canadian Imperial Bank..........................................      19,000      5.000     01/27/00       18,992
Canadian Imperial Bank..........................................      25,000      4.900     04/28/99       25,000
Den Danske Bank (a).............................................      15,000      5.083     06/07/99       14,997
Deutsche Bank AG................................................      25,000      4.920     04/12/99       25,001
Deutsche Bank AG................................................      15,000      5.730     04/16/99       14,999
National Westminster Bank PLC...................................      25,000      4.980     01/07/99       24,992
National Westminster Bank PLC...................................      10,000      5.700     03/31/99        9,999
Royal Bank of Canada............................................      15,000      5.600     08/23/99       14,995
Svenska Handelsbanken...........................................      15,000      5.790     05/07/99       14,998

4 Semiannual Report

SSGA
PRIME MONEY MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                   PRINCIPAL
                                                                    AMOUNT                   DATE          VALUE
                                                                     (000)       RATE         OF           (000)
                                                                       $           %       MATURITY          $
                                                                  -----------   -------   ----------      -------
Svenska Handelsbanken (a)........................................     25,000      4.819     06/01/99       24,995
Svenska Handelsbanken............................................     15,000      5.685     07/23/99       14,996
Svenska Handelsbanken............................................     10,000      5.065     02/08/00        9,997
Svenska Handelsbanken............................................     10,000      5.055     02/10/00        9,997
Svenska Handelsbanken............................................     10,000      5.210     03/01/00        9,996
Toronto Dominion Bank............................................     15,000      4.980     01/07/00       14,995
Westpac Banking..................................................     10,000      5.670     03/26/99       10,000
Westpac Banking..................................................      8,000      5.730     06/09/99        7,999
                                                                                                          -------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $441,935)...............................................       441,935
                                                                                                          -------

DOMESTIC COMMERCIAL PAPER - 27.6%
Asset Securitization Cooperative Corp............................     20,000      5.080     03/10/99       19,975
Asset Securitization Cooperative Corp............................     15,000      4.870     03/25/99       14,951
Asset Securitization Cooperative Corp............................     25,000      4.810     03/26/99       24,916
Asset Securitization Cooperative Corp............................     20,000      4.840     03/29/99       19,925
Banc One Corp....................................................     40,000      4.810     04/30/99       39,679
Delaware Funding Corp............................................     15,000      4.830     03/09/99       14,984
Delaware Funding Corp............................................     20,000      4.850     03/12/99       19,970
Dupont EI De Nemours & Co........................................     25,000      4.810     05/13/99       24,756
Falcon Asset Securitization......................................     15,000      5.150     03/05/99       14,991
Falcon Asset Securitization......................................     20,000      4.860     03/10/99       19,976
Falcon Asset Securitization......................................     22,000      4.850     03/12/99       21,967
Falcon Asset Securitization......................................     10,000      4.850     03/16/99        9,980
Falcon Asset Securitization......................................     18,590      4.850     03/25/99       18,530
Falcon Asset Securitization......................................     28,000      4.850     03/26/99       27,906
General Electric Capital Corp....................................     25,000      4.940     03/17/99       24,945
General Electric Capital Corp....................................     15,000      4.810     04/12/99       14,916
General Electric Capital Corp....................................     20,000      4.860     05/11/99       19,808
General Electric Capital Corp....................................     20,000      4.830     05/21/99       19,783
Gillette Corp....................................................     75,000      4.850     03/01/99       75,000
JP Morgan & Co., Inc.............................................     20,000      4.860     03/09/99       19,978
KFW International, Inc...........................................     20,000      5.100     03/12/99       19,969
Old Line Funding Corp............................................     15,000      4.870     03/03/99       14,996
Old Line Funding Corp............................................     20,000      4.860     03/05/99       19,989
Old Line Funding Corp............................................     20,000      4.850     03/17/99       19,957
Old Line Funding Corp............................................     25,000      4.870     04/07/99       24,875
Old Line Funding Corp............................................     25,000      4.880     04/09/99       24,868
Old Line Funding Corp............................................     10,000      4.880     05/26/99        9,884

                                                             Semiannual Report 5

SSGA
PRIME MONEY MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                  PRINCIPAL
                                                                   AMOUNT                    DATE          VALUE
                                                                    (000)         RATE        OF           (000)
                                                                      $             %      MATURITY          $
                                                                 -----------     -------   ----------     -------
Preferred Receivables Funding Corp...............................     20,000      4.850     03/09/99       19,978
Preferred Receivables Funding Corp...............................      5,250      4.850     03/15/99        5,240
Preferred Receivables Funding Corp...............................     20,000      4.850     03/17/99       19,957
Preferred Receivables Funding Corp...............................     19,800      4.850     03/18/99       19,755
Preferred Receivables Funding Corp...............................     15,815      4.860     04/14/99       15,721
Preferred Receivables Funding Corp...............................     20,000      4.810     04/19/99       19,869
Prudential Funding Corp..........................................     25,000      4.830     04/14/99       24,852
Thunder Bay Funding, Inc.........................................     47,085      4.870     03/12/99       47,015
Thunder Bay Funding, Inc.........................................     17,326      4.850     03/22/99       17,277
Thunder Bay Funding, Inc.........................................     21,144      4.850     04/15/99       21,016
Thunder Bay Funding, Inc.........................................     25,000      4.850     05/06/99       24,778
                                                                                                          -------
TOTAL DOMESTIC COMMERCIAL PAPER (cost $836,932)....................................................       836,932
                                                                                                          -------

FOREIGN COMMERCIAL PAPER - 9.8%
ANZ Delaware.....................................................     25,000      4.840     04/08/99       24,872
ANZ Delaware.....................................................     25,000      4.860     04/13/99       24,855
ANZ Delaware.....................................................     25,000      4.820     05/12/99       24,759
ANZ Delaware.....................................................     20,000      4.820     05/17/99       19,794
Caisse Des Depots................................................    130,000      4.870     03/01/99      130,000
Den Danske Corp..................................................     30,000      4.830     04/12/99       29,831
Den Danske Corp..................................................     20,000      4.885     09/01/99       19,501
Westpac Capital Corp.............................................     25,000      5.050     03/08/99       24,975
                                                                                                          -------
TOTAL FOREIGN COMMERCIAL PAPER (cost $298,587).....................................................       298,587
                                                                                                          -------

DOMESTIC TIME DEPOSITS - 10.0%
PNC Bank NA......................................................     48,452      4.875     03/01/99       48,452
Republic National Bank, New York.................................    130,000      4.875     03/01/99      130,000
Suntrust Banks...................................................    125,000      4.750     03/01/99      125,000
                                                                                                          -------
TOTAL DOMESTIC TIME DEPOSITS (cost $303,452).......................................................       303,452
                                                                                                          -------

UNITED STATES GOVERNMENT AGENCIES - 2.5%
Federal Home Loan Bank (a).......................................     25,000      4.755     09/08/99       24,993
Federal Home Loan Bank (a).......................................     25,000      4.890     11/10/99       24,990
Federal Home Loan Bank...........................................     25,000      4.900     01/14/00       24,995
                                                                                                          -------
TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $74,978).............................................        74,978
                                                                                                          -------

6 Semiannual Report

SSGA
PRIME MONEY MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                                     VALUE
                                                                     (000)
                                                                       $
                                                                  -----------
TOTAL INVESTMENTS - 101.0% (amortized cost $3,061,804)...........   3,061,804

OTHER ASSETS AND LIABILITIES, NET - (1.0%).......................     (25,791)
                                                                  -----------

NET ASSETS - 100.0%..............................................   3,036,013
                                                                  ===========

(a)  Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

Abbreviations:
MTN - Medium Term Note

The accompanying notes are an integral part of the financial statements.

                                                             Semiannual Report 7

SSGA
PRIME MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)     February 28, 1999 (Unaudited)

ASSETS
Investments at amortized cost which approximates market (Note 2)..  $ 3,061,804
Cash..............................................................          717
Interest receivable...............................................       15,064
Deferred organization expenses (Note 2)...........................            1
                                                                    -----------

   Total Assets...................................................    3,077,586

LIABILITIES
Payables:
 Dividends........................................................  $    11,267
 Investments purchased............................................       29,496
 Accrued fees to affiliates and trustees (Note 4).................          693
 Other accrued expenses...........................................          117
                                                                    -----------

   Total Liabilities..............................................       41,573
                                                                    -----------

NET ASSETS........................................................  $ 3,036,013
                                                                    ===========

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)..............................  $        30
Shares of beneficial interest.....................................        3,036
Additional paid-in capital........................................    3,032,947
                                                                    -----------

NET ASSETS........................................................  $ 3,036,013
                                                                    ===========

NET ASSET VALUE, offering and redemption price per share:
 ($3,036,012,780 divided by 3,035,994,519 shares of $.001 par value
   shares of beneficial interest outstanding).....................  $      1.00
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSGA
PRIME MONEY MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands                       For the Six Months Ended February 28,
                                           1999 (Unaudited)

INVESTMENT INCOME:
 Interest.............................................            $ 70,291

EXPENSES (Notes 2 and 4):
 Advisory fees........................................            $  1,997
 Administrative fees..................................                 445
 Custodian fees.......................................                 279
 Distribution fees....................................                 499
 Transfer agent fees..................................                  92
 Professional fees....................................                  15
 Registration fees....................................                  74
 Shareholder servicing fees...........................                 358
 Trustees' fees.......................................                  25
 Amortization of deferred organization expenses.......                   2
 Miscellaneous........................................                  41
                                                                  --------

 Expenses before reductions...........................               3,827
 Expense reductions (Note 4)..........................              (1,165)
                                                                  --------

   Expenses, net......................................               2,662
                                                                  --------

Net investment income.................................              67,629
                                                                  --------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments.............                  37
                                                                  --------

Net increase in net assets resulting from operations..            $ 67,666
                                                                  ========

The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  9

SSGA
PRIME MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                     FOR THE SIX          FOR THE
                                                    MONTHS ENDED        FISCAL YEAR
                                                  FEBRUARY 28, 1999        ENDED
                                                     (UNAUDITED)      AUGUST 31, 1998
                                                  -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income.......................        $    67,629        $    94,592
 Net realized gain (loss)....................                 37                 38
                                                     -----------        -----------

   Net increase in net assets resulting from
    operations...............................             67,666             94,630
                                                     -----------        -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income.......................            (67,629)           (94,592)
                                                     -----------        -----------

FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from
  Fund share transactions (Note 5)...........            910,956            718,719
                                                     -----------        -----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS..            910,993            718,757

NET ASSETS
 Beginning of period.........................          2,125,020          1,406,263
                                                     -----------        -----------

 End of period...............................        $ 3,036,013        $ 2,125,020
                                                     ===========        ===========


The accompanying notes are an integral part of the financial statements.

10 Semiannual Report

SSGA
PRIME MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statement.

                                                                         YEAR ENDED AUGUST 31,
                                                        --------------------------------------------------------
                                              1999*       1998        1997        1996        1995       1994**
                                            --------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD.     $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000    $ 1.0000
                                          ----------  ----------  ----------  ----------  ----------    --------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...............          .0234       .0544       .0528       .0546       .0567       .0207

DISTRIBUTIONS:
 Net investment income...............         (.0234)     (.0544)     (.0528)     (.0546)     (.0567)     (.0207)
                                          ----------  ----------  ----------  ----------  ----------    --------

NET ASSET VALUE, END OF PERIOD.......     $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000    $ 1.0000
                                          ==========  ==========  ==========  ==========  ==========    ========

TOTAL RETURN (%)(a)..................           2.55        5.63        5.52        5.60        5.82        2.09

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000
  omitted)...........................      3,036,013   2,125,020   1,406,263   1,095,631   1,076,630     432,224

 Ratios to average net assets (%)(b):
   Operating expenses, net (c).......            .20         .20         .20         .20         .14         .16
   Operating expenses, gross (c).....            .29         .28         .28         .25         .27         .32
   Net investment income.............           5.08        5.48        5.40        5.44        5.76        4.00


*    For the six months ended February 28, 1999 (Unaudited).
** For the period February 22, 1994 (commencement of operations) to August 31, 1994.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1999 and August 31, 1994 are annualized.
(c)  See Note 4 for current period amounts.

                                                           Semiannual Report  11

SSGA
PRIME MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)

1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA Prime Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded daily on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each funds' shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1998, the Fund had a net tax basis capital loss carryover of $48,676, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2005, whichever occurs first. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $2,976 incurred from November 1, 1997 to August 31, 1998, and treat it as arising in fiscal year 1999.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among

12  Semiannual Report

SSGA
PRIME MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases, sales, and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $51,062,465,640, $567,917,622, and $49,448,346,631, respectively.

     For the period ended February 128, 1999, purchases, sales and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $252,347,582, $178,609,556, and $25,000,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has investment advisory agreements with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rates of .15%, of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. As of February 28, 1999, the receivable due from the Adviser for expenses in excess of the expense caps have been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the

                                                           Semiannual Report  13

SSGA
PRIME MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%;
     (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, up to a maximum of 5%, for the period January 1, 1998 to December 31, 1998 and 0% thereafter, of the asset-based fee determined in (i));
     (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser. For these services, the Fund pays .025% to the Adviser, based upon the average daily value of all Fund shares held. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $332,812 by the Adviser.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

14  Semiannual Report

SSGA
PRIME MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

          Advisory fees                                    $  186,498
          Administration fees                                 114,243
          Custodian fees                                       76,617
          Distribution fees                                   187,776
          Shareholder servicing fees                           84,310
          Transfer agent fees                                  39,932
          Trustees' fees                                        3,783
                                                           ----------
                                                           $  693,159
                                                           ==========

     BENEFICIAL INTEREST: As of February 28, 1999, one shareholder was a record owner of approximately 47% of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                              (AMOUNTS IN THOUSANDS)
                                                              FOR THE PERIODS ENDED
                                                        ------------------------------------
                                                        FEBRUARY 28, 1999   AUGUST 31, 1998
                                                        ------------------ -----------------
Proceeds from shares sold...........................            23,605,311         29,224,823
Proceeds from reinvestment of distributions
Payments for shares redeemed........................                58,438             77,726
                                                               (22,752,793)       (28,583,830)
                                                        ------------------ ------------------
Total net increase (decrease).......................               910,956            718,719
                                                        ================== ==================

                                                           Semiannual Report  15

SSGA PRIME MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------
TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Assistant Secretary, Assistant Treasurer and Principal
     Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Secretary
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   One Post Office Square
   Boston, Massachusetts 02109

16  Semiannual Report

                                 SSGA(R) FUNDS

                               INTERMEDIATE FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents

                                                                     Page

     Financial Statements..........................................     3

     Financial Highlights..........................................    10

     Notes to Financial Statements.................................    11

     Fund Management and Service Providers.........................    17

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
INTERMEDIATE FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                PRINCIPAL    MARKET
                                                 AMOUNT       VALUE
                                                 (000)        (000)
                                                   $            $
                                                ----------   --------
LONG-TERM INVESTMENTS - 94.1%
ASSET-BACKED SECURITIES - 5.1%
Chase Manhattan Auto Owner Trust
 Series 1998-A Class A3
  5.700% due 09/17/01                                500         500
 Series 1998-B Class A3
  5.750% due 10/15/01                                200         200
CIT RV Trust
 Series 1996-B Class A2
  6.400% due 02/15/07                                171         172
Citibank Credit Card Master Trust I
 Series 1998-6 Class A
  5.850% due 04/10/03                                830         832
Ford Credit Auto Loan Master Trust
 Series 1996-1 Class A
  5.500% due 02/15/03                                370         368
Ford Credit Auto Owner Trust
 Series 1996-B Class A4
  6.300% due 01/15/01                                500         503
 Series 1998-A Class A3
  5.650% due 10/15/01                                370         370
Premier Auto Trust
 Series 1997-1 Class A4
  6.350% due 04/06/02                                250         252
 Series 1997-2 Class A4
  6.250% due 06/06/01                                200         201
 Series 1998-1 Class A3
  5.630% due 08/06/01                                500         501
USAA Auto Loan Grantor Trust
 Series 1998-1 Class A
  5.800% due 01/15/05                                189         191
                                                             -------
                                                               4,090
                                                             -------

CORPORATE BONDS AND NOTES - 28.1%
Alltel Corp.
  6.650% due 01/15/08                                500         513
Associates Corp. of North America
  5.500% due 02/15/02                                500         496
Associates First Capital
  7.375% due 08/15/01                              1,000       1,034
Banc One, Milwaukee, N.A.
  6.625% due 04/15/03                                500         510
Branch Banking & Trust Co.
  5.700% due 02/01/01                                250         249
CIT Group, Inc. (MTN)
  5.910% due 11/10/03                                500         498
Coastal Corp.
  6.375% due 02/01/09                                300         294
Coca-Cola Enterprises, Inc.
  5.750% due 11/01/08                                100          97
Comcast Cable Communications
  6.200% due 11/15/08                                250         248
Commonwealth Edison Co.
  7.625% due 01/15/07                                250         270
Dana Corp.
  6.250% due 03/01/04                                200         200
Dayton Hudson Corp.
  5.875% due 11/01/08                                500         490
Delta Air Lines, Inc.
 Series C (MTN)
  6.650% due 03/15/04                                100         100
Enron Corp.
  9.650% due 05/15/01                                150         161
  6.500% due 08/01/02                                750         753
  9.125% due 04/01/03                                200         218
EOP Operating, L.P.
  6.500% due 01/15/04                                250         247
Equitable Companies, Inc.
  9.000% due 12/15/04                                250         279
Equitable Life Assurance Society
  6.950% due 12/01/05                                500         511
Finova Capital Corp.
  6.375% due 05/15/05                                250         247

                                                             Semiannual Report 3

SSGA
INTERMEDIATE FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)


                                                   PRINCIPAL        MARKET
                                                     AMOUNT          VALUE
                                                     (000)          (000)
                                                       $              $
                                                  -----------      --------
First Union National Bank
  5.800% due 12/01/08                                  400             384
Fleet National Bank
  5.750% due 01/15/09                                  500             480
Ford Motor Credit Co.
  6.110% due 12/28/01 (MTN)                            700             704
  6.500% due 02/28/02                                  500             508
  7.500% due 01/15/03                                  500             525
  5.800% due 01/12/09                                  500             481
Gatx Capital Corp.
  6.500% due 11/01/00                                  500             497
General Motors Acceptance Corp.
  6.625% due 04/24/00 (MTN)                            200             202
  5.625% due 02/15/01                                1,000             998
  5.500% due 01/14/02                                  500             494
  5.750% due 11/10/03                                  500             493
Georgia Power Co.
 Series C
  5.500% due 12/01/05                                  200             195
GTE Corp.
  9.375% due 12/01/00                                1,055           1,112
GTE North, Inc.
 Series H
  5.650% due 11/15/08                                  250             242
Integra Bank (MTN)
  6.550% due 06/15/00                                  500             505
International Business
 Machines Corp. (MTN)
  5.250% due 12/01/03                                  500             487
International Lease Finance Corp.
  6.625% due 08/15/00                                  500             506
Kemper Corp.
  6.875% due 09/15/03                                  500             509
Kroger Co.
  6.375% due 03/01/08                                  250             251
Mellon Financial Co.
  5.750% due 11/15/03                                  500             494
Merrill Lynch & Co., Inc.
  6.000% due 02/17/09                                  500             482
Morgan Stanley Dean
 Witter & Co. (MTN)
  5.625% due 01/20/04                                  500             488
News America Holdings, Inc.
  7.450% due 06/01/00                                  200             204
  8.500% due 02/15/05                                  300             330
  7.375% due 10/17/08                                  200             212
Raytheon Co.
  5.950% due 03/15/01                                  500             501
  5.700% due 11/01/03                                  300             295
Salomon, Inc.
  7.250% due 05/01/01                                  250             257
Simon Property Group, Inc.
  7.125% due 02/09/09                                  150             147
Sola International, Inc.
  6.875% due 03/15/08                                  100              91
Tele-Communications, Inc.
  7.250% due 08/01/05                                  400             423
  6.875% due 02/15/06                                  300             311
Time Warner, Inc.
  8.110% due 08/15/06                                  552             607
USA Waste Services, Inc.
  6.500% due 12/15/02                                  500             500
Worldcom, Inc.
  6.400% due 08/15/05                                  300             302
                                                                    ------
                                                                    22,632
                                                                    ------

EURODOLLAR BONDS - 7.1%
Alberta, Province of
  4.875% due 10/29/03                                  300             289
American Express Master Trust
  5.375% due 09/15/00                                1,000             996
Hyder PLC
  6.750% due 12/15/04                                1,000           1,002

4 Semiannual Report

SSGA
INTERMEDIATE FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                 PRINCIPAL    MARKET
                                                 AMOUNT       VALUE
                                                 (000)        (000)
                                                   $            $
                                                ----------   --------
Korea, Republic of
  8.875% due 04/15/08                                200         213
Ontario, Province of
  7.375% due 01/27/03                                500         527
  7.625% due 06/22/04                              1,000       1,078
  5.500% due 10/01/08                                500         482
Quebec, Province of Canada
  5.750% due 02/15/09                                250         242
Telekomunikacja Polska SA
  7.125% due 12/10/03                                500         487
Toyota Motor Credit Corp.
  5.625% due 11/13/03                                400         395
                                                               -----
                                                               5,711
                                                               -----

MORTGAGE-BACKED SECURITIES - 5.2%
Federal Home Loan Mortgage Corp.
  5.950% due 01/19/06                                500         504
Federal Home Loan Mortgage Corp.
 Participation Certificate Group
  4.500% due 2001                                    337         327
Federal National Mortgage
 Association Pool
  6.000% due 2009                                    441         438
  5.500% due 2014                                    261         254
Federal National Mortgage
 Association (a)
  7.000%  30 Year TBA                              2,650       2,682
                                                               -----
                                                               4,205
                                                               -----

UNITED STATES GOVERNMENT
AGENCIES - 7.6%
Federal Home Loan Bank
  7.310% due 06/16/04                                500         535
  6.995% due 04/02/07                                300         320
Federal National Mortgage
 Association
  5.450% due 10/10/03                                500         495
  5.250% due 01/15/09                                250         239
Federal National Mortgage
 Association (MTN)
  6.790% due 06/02/04                                500         523
  6.480% due 06/28/04                                650         671
  6.550% due 11/21/07                              1,000       1,007
  6.170% due 01/15/08                                320         316
  6.270% due 02/05/08                                220         219
  6.270% due 02/13/08                                500         497
  6.480% due 04/02/08                                750         747
State of Israel, United States
 Government Guaranteed Notes
 Series 7-B
  5.700% due 02/15/03                                500         498
                                                               -----
                                                               6,067
                                                               -----

UNITED STATES GOVERNMENT
TREASURIES - 36.7%
United States Treasury Bonds
  10.000% due 05/15/10                               320         394
  12.000% due 08/15/13                               450         656
United States Treasury
 Interest Only Strips
  Zero Coupon due 05/15/01                           125         112
  Zero Coupon due 05/15/05                           675         484
  Zero Coupon due 05/15/10                           730         387
United States Treasury Notes
   4.500% due 01/31/01                             2,100       2,075
   5.000% due 02/28/01                             1,000         997
   6.375% due 03/31/01                             2,500       2,558
   6.125% due 12/31/01                             7,515       7,683
   5.875% due 09/30/02                             7,000       7,130

                                                             Semiannual Report 5

SSGA
INTERMEDIATE FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                PRINCIPAL    MARKET
                                                 AMOUNT       VALUE
                                                 (000)        (000)
                                                   $            $
                                                ----------   --------
 5.750% due 12/31/02                               1,425       1,440
 5.500% due 05/31/03                                 500         503
 5.250% due 08/15/03                                 525         524
 5.750% due 08/15/03                                 250         254
 4.750% due 02/15/04                               2,345       2,296
 7.250% due 08/15/04                                 975       1,061
 5.875% due 11/15/05                                 185         189
 4.750% due 11/15/08                                 790         757
                                                              ------
                                                              29,500
                                                              ------

YANKEE BONDS - 4.3%
British Sky Broadcasting PLC
 6.875% due 02/23/09                                 250         246
Canadian National Railroad
 6.625% due 05/15/03                                 500         508
Ireland, Republic of
 7.125% due 07/15/02                                 600         621
Manitoba, Province of
 8.000% due 04/15/02                                 500         532
 Series CK
 9.000% due 12/15/00                                 500         529
Quebec, Province of
 7.000% due 01/30/07                                 200         210
Royal Caribbean Cruises, Ltd.
 6.750% due 03/15/08                                 100          98
Tyco International Group SA
 6.125% due 06/15/01                                 500         501
 6.125% due 01/15/09                                 250         244
                                                              ------
                                                               3,489
                                                              ------

TOTAL LONG-TERM INVESTMENTS
(cost $76,402)                                                75,694
                                                              ------

SHORT-TERM INVESTMENTS - 12.0%
Dreyfus Cash Management Plus, Inc.
  Money Market Fund (b)                            3,698       3,698
Federal Home Loan Bank
 Discount Notes
 4.730% due 03/12/99 (b)                           2,500       2,497
Federated Investors Prime Cash
 Obligations Fund (b)                              3,470       3,470
                                                              ------

TOTAL SHORT-TERM INVESTMENTS
(cost $9,665)                                                  9,665
                                                              ------

TOTAL INVESTMENTS - 106.1%
(identified cost $86,067)(c)                                  85,359

OTHER ASSETS AND LIABILITIES,
NET - (6.1%)                                                  (4,889)
                                                              ------


NET ASSETS - 100.0%                                           80,470
                                                              ======

(a)  Forward commitment. See Note 2.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.

Abbreviations:
MTN - Medium Term Notes
TBA - To Be Announced Security


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSGA
INTERMEDIATE FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)     February 28, 1999 (Unaudited)

ASSETS
Investments at market (identified cost $86,067)(Note 2)              $ 85,359
Receivables:
 Dividends and interest..........................................         996
 Investments sold (regular settlement)...........................       1,045
 Investments sold (delayed settlement)(Note 2)...................       1,231
 Fund shares sold................................................          59
                                                                     --------

   Total Assets..................................................      88,690

LIABILITIES
Payables:
 Investments purchased (regular settlement)......................    $  4,152
 Investments purchased (delayed settlement)(Note 2)..............       3,938
 Fund shares redeemed............................................          50
 Accrued fees to affiliates and trustees (Note 4)................          60
 Other accrued expenses..........................................          20
                                                                     --------

   Total Liabilities.............................................       8,220
                                                                     --------

NET ASSETS.......................................................    $ 80,470
                                                                     ========

NET ASSETS CONSIST OF:
Undistributed net investment income..............................    $    550
Accumulated net realized gain (loss).............................         518
Unrealized appreciation (depreciation) on investments............        (708)
Shares of beneficial interest....................................           8
Additional paid-in capital.......................................      80,102
                                                                     --------

NET ASSETS.......................................................    $ 80,470
                                                                     ========

NET ASSET VALUE, offering and redemption price per share:
 ($80,469,837 divided by 8,280,696 shares of $.001 par value
   shares of beneficial interest outstanding)...................     $   9.72
                                                                     ========


The accompanying notes are an integral part of the financial statements.

                                                             Semiannual Report 7

SSGA
INTERMEDIATE FUND

STATEMENT OF OPERATIONS
Amounts in thousands      For the Six Months Ended February 28, 1999 (Unaudited)


INVESTMENT INCOME:
 Interest........................................................   $  1,986
 Dividends.......................................................         88
                                                                    --------

   Total Investment Income.......................................      2,074

EXPENSES (Notes 2 and 4):
 Advisory fees...................................................   $    300
 Administrative fees.............................................         12
 Custodian fees..................................................         24
 Distribution fees...............................................         15
 Transfer agent fees.............................................         14
 Professional fees...............................................          7
 Registration fees...............................................         17
 Shareholder servicing fees......................................         28
 Trustees' fees..................................................          1
 Miscellaneous...................................................          1
                                                                    --------

 Expenses before reductions......................................        419
 Expense reductions (Note 4).....................................       (194)
                                                                    --------

   Expenses, net.................................................        225
                                                                    --------

Net investment income............................................      1,849
                                                                    --------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments........................      1,025
Net change in unrealized appreciation or depreciation of
 investments.....................................................     (1,767)
                                                                    --------
Net gain (loss) on investments...................................       (742)
                                                                    --------

Net increase (decrease) in net assets resulting from operations..   $  1,107
                                                                    ========


The accompanying notes are an integral part of the financial statements.

8 Semiannual Report

SSGA
INTERMEDIATE FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                   FOR THE SIX               FOR THE
                                                                   MONTHS ENDED            FISCAL YEAR
                                                                 FEBRUARY 28, 1999            ENDED
                                                                    (UNAUDITED)           AUGUST 31, 1998
                                                                 -----------------        ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income........................................   $           1,849        $         3,628
 Net realized gain (loss).....................................               1,025                    835
 Net change in unrealized appreciation or depreciation........              (1,767)                   941
                                                                 -----------------        ---------------

   Net increase (decrease) in net assets resulting from
    operations................................................               1,107                  5,404
                                                                 -----------------        ---------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income........................................              (2,291)                (3,382)
 Net realized gain on investments.............................              (1,163)                   (10)
                                                                 -----------------        ---------------

   Total Distributions to Shareholders........................              (3,454)                (3,392)
                                                                 -----------------        ---------------

FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from Fund share
 transactions (Note 5)........................................               6,126                 20,845
                                                                 -----------------        ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS...................               3,779                 22,857

NET ASSETS
 Beginning of period..........................................              76,691                 53,834
                                                                 -----------------        ---------------
 End of period (including undistributed net investment income
   of $550 and $992, respectively)............................   $          80,470        $        76,691
                                                                 =================        ===============

The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  9

SSGA
INTERMEDIATE FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information delivered from the financial statements.

                                                                      YEARS ENDED AUGUST 31,
                                                          ------------------------------------------------
                                                  1999*     1998      1997      1996     1995      1994**
                                                 -------  -------   -------   -------   -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 10.04  $  9.76   $  9.57   $  9.72   $  9.37    $ 10.00
                                                 -------  -------   -------   -------   -------    -------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (a)....................       .24      .53       .54       .53       .56        .42
 Net realized and unrealized gain (loss)
   on investments.............................      (.09)     .28       .20      (.14)      .34       (.76)
                                                 -------  -------   -------   -------   -------    -------

   Total Income From Investment Operations....       .15      .81       .74       .39       .90       (.34)
                                                 -------  -------   -------   -------   -------    -------

DISTRIBUTIONS:
 Net investment income........................      (.31)    (.53)     (.55)     (.54)     (.55)      (.29)
 Net realized gain on investments.............      (.16)      --        --        --        --         --
                                                 -------  -------   -------   -------   -------    -------

   Total Distributions........................      (.47)    (.53)     (.55)     (.54)     (.55)      (.29)
                                                 -------  -------   -------   -------   -------    -------

NET ASSET VALUE, END OF PERIOD................   $  9.72  $ 10.04   $  9.76   $  9.57   $  9.72    $  9.37
                                                 =======  =======   =======   =======   =======    =======

TOTAL RETURN (%)(b)...........................      1.52     8.64      8.00      4.12     10.05      (3.42)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted).....    80,470   76,691    53,834    41,518    33,893     19,963

 Ratios to average net assets (%)(c):
   Operating expenses, net (d)................       .60      .60       .60       .60       .60        .60
   Operating expenses, gross (d)..............      1.12     1.13      1.30      1.38      1.67       1.51
   Net investment income......................      4.93     5.51      5.78      5.57      6.29       5.11

 Portfolio turnover rate (%)(c)...............    295.13   244.58    242.76    221.73     26.31      15.70


 *   For the six months ended February 28, 1999 (Unaudited).
** For the period September 1, 1993 (commencement of operations) to August 31, 1994.
(a) For the period ended February 28, 1999, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c) The ratios for the periods ended February 28, 1999 and August 31, 1994 are annualized.
(d)  See Note 4 for current period amounts.


10  Semiannual Report

SSGA
INTERMEDIATE FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)
1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA Intermediate Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

                                                           Semiannual Report  11

SSGA
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1999 are as follows:

                                                                    NET
                                                                 UNREALIZED
                 FEDERAL TAX     UNREALIZED     UNREALIZED      APPRECIATION
                     COST       APPRECIATION  (DEPRECIATION)   (DEPRECIATION)
                 -----------    ------------  -------------    -------------
                 $86,073,201    $     21,051  $    (735,252)  $     (714,201)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

     FORWARD COMMITMENTS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement"

12  Semiannual Report

SSGA
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date upon which the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement, if it is appropriate to do so, and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $28,432,136, and $29,670,791, respectively.

     For the period ended February 28, 1999, purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $79,514,867, and $78,450,603, respectively.

     SECURITIES LENDING: Effective December 17, 1998, the Investment Company started its securities lending program. The program allows each Fund to loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 1999, there were no outstanding securities on loan.

                                                           Semiannual Report  13

SSGA
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .80% of its average daily net assets. The Adviser voluntarily agrees to reimburse the Fund for all expenses in excess of .60% of average daily net assets on an annual basis. As of February 28, 1999, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% for the period September 1, 1997 to December 31, 1997, up to a maximum of 5% for the period January 1, 1998 to December 31, 1998 and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

14  Semiannual Report

SSGA
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $7,750, $1,089, $1,288, $1,745, and $11,400, by the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

          Advisory fees                     $  32,418
          Administration fees                   2,487
          Custodian fees                        7,956
          Distribution fees                       882
          Shareholder servicing fees            9,263
          Transfer agent fees                   6,477
          Trustees' fees                          197
                                            ---------
                                            $  59,680
                                            =========

     BENEFICIAL INTEREST: As of February 28, 1999, two shareholders, who were also affiliates of the Investment Company, were record owners of approximately 17% and 11%, respectively, of the total outstanding shares of the Fund.

                                                           Semiannual Report  15

SSGA
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

5.   FUND SHARE TRANSACTIONS

                                            FOR THE PERIODS ENDED
                                ------------------------------------------------
                                  FEBRUARY 28, 1999        AUGUST 31, 1998
                                ---------------------  -------------------------
                                  SHARES     DOLLARS      SHARES      DOLLARS
                                ---------- ----------  -----------  ------------
Proceeds from shares sold.....       2,933 $   29,118        3,663  $     35,837
Proceeds from reinvestment of
 distributions................         308      3,059          305         2,980
Payments for shares redeemed..      (2,599)   (26,051)      (1,842)      (17,972)
                                ---------- ----------  -----------  ------------

Total net increase (decrease).         642 $    6,126        2,126  $     20,845
                                ========== ==========  ===========  ============

6.   LINE OF CREDIT

     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's total assets under the agreement.

7.   DIVIDENDS

     On March 1, 1999, the Board of Trustees declared a dividend of $.0660 from net investment income, payable on March 5, 1999 to shareholders of record on March 2, 1999.

16  Semiannual Report

SSGA INTERMEDIATE FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

________________________________________________________________________________

TRUSTEES
 Lynn L. Anderson, Chairman
 William L. Marshall
 Steven J. Mastrovich
 Patrick J. Riley
 Richard D. Shirk
 Bruce D. Taber
 Henry W. Todd

OFFICERS
 Lynn L. Anderson, President, Treasurer and CEO
 Mark E. Swanson, Assistant Secretary, Assistant Treasurer and Principal
   Accounting Officer
 J. David Griswold, Vice President and Secretary
 Deedra S. Walkey, Assistant Secretary
 Rick J. Chase, Assistant Secretary
 Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
 State Street Bank and Trust Company
 225 Franklin Street
 Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171
 (800) 647-7327

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 One International Place, 27th Floor
 Boston, Massachusetts 02110
 (800) 997-7327

ADMINISTRATOR
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, Washington 98402

LEGAL COUNSEL
 Goodwin, Procter & Hoar LLP
 Exchange Place
 Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 One Post Office Square
 Boston, Massachusetts 02109

                                                            Semiannual Report 17

                                SSGA/(R)/ FUNDS

                              MATRIX EQUITY FUND

                               Semiannual Report
                         February 28, 1999 (Unaudited)


                               Table of Contents
                                                     Page

Financial Statements...............................   3

Financial Highlights...............................   9

Notes to Financial Statements......................  10

Fund Management and Service Providers..............  15

"SSgA/(R)/" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSGA
MATRIX EQUITY FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                                        MARKET
                                                            NUMBER       VALUE
                                                              OF         (000)
                                                            SHARES         $
                                                           --------     --------
COMMON STOCKS - 98.4%
BASIC INDUSTRIES - 3.2%
Alcoa, Inc.                                                  148,800      6,027
Boise Cascade Corp.                                           45,400      1,410
FMC Corp. (a)                                                 30,600      1,566
Premark International, Inc.                                  143,000      4,567
Solutia, Inc.                                                275,100      4,900
                                                                      =========
                                                                         18,470
                                                                      =========

CAPITAL GOODS - 2.9%
General Electric Co.                                         165,700     16,622
                                                                      =========

CONSUMER BASICS - 18.2%
Abbott Laboratories                                           19,300        896
Amgen, Inc. (a)                                              115,600     14,435
Becton, Dickinson & Co.                                       75,400      2,526
Bergen Brunswig Corp. Class A                                247,600      6,051
Bristol-Myers Squibb Co.                                      82,600     10,402
Coca-Cola Co. (The)                                           98,800      6,317
General Mills, Inc.                                           45,900      3,704
General Nutrition Cos., Inc. (a)                                 300          4
IBP, Inc.                                                    140,700      3,166
Interstate Bakeries Corp.                                    103,000      2,472
Johnson & Johnson                                             40,700      3,475
Kroger Co. (a)                                                74,000      4,787
Lilly (Eli) & Co.                                             24,800      2,348
Medtronic, Inc.                                               97,748      6,903
Merck & Co., Inc.                                            107,800      8,813
Pfizer, Inc.                                                  56,900      7,507
Philip Morris Cos., Inc.                                     185,800      7,269
Procter & Gamble Co.                                          84,300      7,545
Quaker Oats Co.                                               49,500      2,704
Schering-Plough Corp.                                         29,300      1,639
Wellpoint Health Networks, Inc.
 Class A (a)                                                   9,200        726
                                                                      =========
                                                                        103,689
                                                                      =========
CONSUMER DURABLES - 3.3%
Best Buy Co. (a)                                              76,500      7,095
Ford Motor Co.                                               194,200     11,519
                                                                      =========
                                                                         18,614
                                                                      =========

CONSUMER NON-DURABLES - 8.8%
Anheuser-Busch Cos., Inc.                                     67,400      5,168
Dayton Hudson Corp.                                           57,300      3,585
Dillard's, Inc. Class A                                      260,200      6,472
Home Depot, Inc. (The)                                        17,000      1,015
Kmart Corp. (a)                                              329,700      5,770
May Department Stores Co.                                    114,200      6,766
TJX Cos., Inc.                                               214,400      6,124
Wal-Mart Stores, Inc.                                        176,900     15,280
                                                                      =========
                                                                         50,180
                                                                      =========

CONSUMER SERVICES - 1.4%
Carnival Corp. Class A                                        84,000      3,738
Tricon Global Restaurants, Inc. (a)                           72,700      4,507
                                                                      =========
                                                                          8,245
                                                                      =========

ENERGY - 1.6%
Exxon Corp.                                                  137,700      9,166
                                                                      =========

FINANCE - 15.2%
Allstate Corp.                                               120,900      4,534
American International Group, Inc.                            32,850      3,743
BankAmerica Corp.                                             72,106      4,709
Chase Manhattan Corp.                                        169,300     13,481
Citigroup, Inc.                                              222,000     13,043
Countrywide Credit Industries, Inc.                           61,500      2,329
Federal National Mortgage
 Association                                                 183,300     12,831
Fleet Financial Group, Inc.                                  215,800      9,266
Hibernia Corp.                                                50,600        819
Lehman Brothers Holdings, Inc.                               211,300     11,199

                                                             Semiannual Report 3

SSGA
MATRIX EQUITY FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1999 (Unaudited)

                                                                        MARKET
                                                            NUMBER       VALUE
                                                              OF         (000)
                                                            SHARES         $
                                                           --------    --------
Loews Corp.                                                  113,400      8,866
UnionBanCal Corp.                                             55,800      1,754
                                                                       --------
                                                                         86,574
                                                                       --------

GENERAL BUSINESS - 2.9%
America Online, Inc.                                          15,400      1,370
Donnelley (R.R.) & Sons Co.                                  106,900      3,661
SBC Communications, Inc.                                      61,838      3,270
Valassis Communications, Inc. (a)                            118,000      5,664
Viacom, Inc. Class B (a)                                      26,200      2,315
                                                                       --------
                                                                         16,280
                                                                       --------

MISCELLANEOUS - 0.2%
Meditrust Cos.                                               115,600      1,416
                                                                       --------

SHELTER - 0.7%
USG Corp.                                                     76,500      3,835
                                                                       --------

TECHNOLOGY - 26.1%
Cisco Systems, Inc. (a)                                       57,300      5,605
COMPAQ Computer Corp.                                         28,700      1,012
Dell Computer Corp. (a)                                       33,000      2,642
Gateway 2000, Inc. (a)                                        54,900      3,991
General Dynamics Corp.                                       116,900      7,065
Guidant Corp.                                                 52,600      2,998
Gulfstream Aerospace Corp. (a)                               133,600      5,979
Intel Corp.                                                  161,000     19,310
International Business
 Machines Corp.                                               96,900     16,473
Lexmark International Group, Inc.
 Class A (a)                                                  98,200     10,133
Lucent Technologies, Inc.                                    158,600     16,108
Microsoft Corp. (a)                                          122,500     18,383
Oracle Systems Corp. (a)                                     186,700     10,420
Quantum Corp. (a)                                            369,400      6,049
Sterling Software, Inc. (a)                                  152,900      3,899
Sun Microsystems, Inc. (a)                                    87,700      8,534
Tech Data Corp. (a)                                          177,300      3,014
Unisys Corp. (a)                                             157,400      4,692
United Technologies Corp.                                     16,900      2,093
                                                                       --------
                                                                        148,400
                                                                       --------

TRANSPORTATION - 1.1%
Burlington Northern, Inc.                                     58,800      1,948
Tidewater, Inc.                                              233,800      4,398
                                                                       --------
                                                                          6,346
                                                                       --------

UTILITIES - 12.8%
AT&T Corp.                                                   217,400     17,854
Bell Atlantic Corp.                                          183,498     10,540
BellSouth Corp.                                              150,800      6,974
Coastal Corp.                                                214,700      6,870
GPU, Inc.                                                    204,000      8,134
MCI WorldCom, Inc. (a)                                        49,400      4,076
PP&L Resources, Inc.                                         179,200      4,570
Public Service Enterprise
 Group, Inc.                                                 110,100      4,184
U.S. West, Inc.                                              177,200      9,447
                                                                       --------
                                                                         72,649
                                                                       --------

TOTAL COMMON STOCKS
(cost $468,257)                                                         560,486
                                                                       --------

                                      PRINCIPAL
                                       AMOUNT
                                        (000)
                                          $
                                      -----------
SHORT-TERM INVESTMENTS - 1.5%
AIM Short-Term Investment Prime
 Portfolio Class A (b)                    4,157      4,157
Federated Investors Prime Cash            4,569      4,569
 Obligations Fund (b)                            ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $8,726)                                        8,726
                                                 ---------

4 Semiannual Report

SSGA
MATRIX EQUITY FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1999 (Unaudited)

                                                            PRINCIPAL
                                                             AMOUNT
                                                              (000)
                                                                $
                                                            --------
TOTAL INVESTMENTS - 99.9%
(identified cost $476,983)(c)                                569,212

OTHER ASSETS AND LIABILITIES,
                                                                 370
NET - 0.1%                                                  --------

NET ASSETS - 100.0%                                          569,582
                                                            ========

(a)  NON INCOME-PRODUCING SECURITY.

(b)  AT COST, WHICH APPROXIMATES MARKET.

(c)  SEE NOTE 2 FOR FEDERAL INCOME TAX INFORMATION

The accompanying notes are an integral part of the financial statments.

                                                             Semiannual Report 5

SSGA
MATRIX EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (except per share amount)     February 28, 1999 (Unaudited)

ASSETS
Investments at market (identified cost $476,983)(Note 2).......... $  569,212
Receivables:
 Dividends........................................................        471
 Investments sold.................................................          5
 Fund shares sold.................................................        668
Prepaid expenses..................................................          4
Short-term investments held as collateral for securities loaned,
at market (Note 3)................................................     62,723
                                                                   ----------

   Total Assets...................................................    633,083

LIABILITIES
Payables:
 Fund shares redeemed............................................. $       78
 Accrued fees to affiliates and trustees (Note 4).................        700
Payable upon return of securities loaned, at market
(Note 3)..........................................................     62,723
                                                                   ----------

   Total Liabilities..............................................     63,501
                                                                   ----------

NET ASSETS........................................................ $  569,582
                                                                   ==========

NET ASSETS CONSIST OF:
Undistributed net investment income............................... $      604
Accumulated net realized gain (loss)..............................     17,727
Unrealized appreciation (depreciation) on investments.............     92,229
Shares of beneficial interest.....................................         34
Additional paid-in capital........................................    458,988
                                                                   ----------

NET ASSETS........................................................ $  569,582
                                                                   ==========

NET ASSET VALUE, offering and redemption price per share:
 ($569,581,637 divided by 34,280,389 shares of $.001 par value
   shares of beneficial interest outstanding)..................... $    16.62
                                                                   ==========


The accompanying notes are an integral part of the financial statments.

6 Semiannual Report

SSGA
MATRIX EQUITY FUND

STATEMENT OF OPERATIONS
Amounts in thousands      For the Six Months Ended February 28, 1999 (Unaudited)

INVESTMENT INCOME:
 Dividends........................................................ $    3,491
 Interest.........................................................          4
                                                                   ----------

   Total Investment Income........................................      3,495

EXPENSES (Notes 2 and 4):
 Advisory fees.................................................... $    1,964
 Administrative fees..............................................         75
 Custodian fees...................................................         39
 Distribution fees................................................        111
 Transfer agent fees..............................................          1
 Professional fees................................................          8
 Registration fees................................................          6
 Shareholder servicing fees.......................................        279
 Trustees' fees...................................................          6
 Miscellaneous....................................................         11
                                                                   ----------

 Expenses before reductions.......................................      2,500
 Expense reductions (Note 4)......................................       (536)
                                                                   ----------

   Expenses, net..................................................      1,964
                                                                   ----------

Net investment income.............................................      1,531
                                                                   ----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments.........................     17,853
Net change in unrealized appreciation or depreciation of
investments.......................................................     94,951
                                                                   ----------

Net gain (loss) on investments....................................    112,804
                                                                   ----------

Net increase (decrease) in net assets resulting from operations... $  114,335
                                                                   ==========


The accompanying notes are an integral part of the financial statements.

                                                             Semiannual Report 7

SSGA
MATRIX EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                               FOR THE SIX           FOR THE
                                                                                               MONTHS ENDED        FISCAL YEAR
                                                                                             FEBRUARY 28, 1999         ENDED
                                                                                                (UNAUDITED)       AUGUST 31, 1998
                                                                                             -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income..................................................................       $         1,531      $       4,932
 Net realized gain (loss)...............................................................                17,853             93,449
 Net change in unrealized appreciation or depreciation..................................                94,951            (86,774)
                                                                                             -----------------    ---------------

   Net increase (decrease) in net assets resulting from operations......................               114,335             11,607
                                                                                             -----------------    ---------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income..................................................................                (1,965)            (5,051)
 Net realized gain on investments.......................................................               (74,416)           (74,385)
                                                                                             -----------------    ---------------

   Total Distributions to Shareholders..................................................               (76,381)           (79,436)
                                                                                             -----------------    ---------------

FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from Fund
 share transactions (Note 5)............................................................                86,551             83,509
                                                                                             -----------------    ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.............................................               124,505             15,680

NET ASSETS
 Beginning of period....................................................................               445,077            429,397
                                                                                             -----------------    ---------------
 End of period (including undistributed net investment income of
   $604 and $1,038, respectively).......................................................       $       569,582      $     445,077
                                                                                             =================    ===============

The accompanying notes are an integral part of the financial statements.

8 Semiannual Report

SSGA
MATRIX EQUITY FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                       YEARS ENDED AUGUST 31,
                                                                            -----------------------------------------------------
                                                                    1999*      1998       1997       1996       1995       1994
                                                                  --------  ---------  ---------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................   $  15.68   $  18.41   $  14.13   $  13.93   $  12.06   $  11.95
                                                                  --------  ---------  ---------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (a) ....................................        .05        .17        .21        .24        .28        .24
 Net realized and unrealized gain (loss) on
   investments ................................................       3.54        .29       5.43       1.64       1.93        .28
                                                                  --------  ---------  ---------   --------   --------   --------
   Total Income From Investment Operations ....................       3.59        .46       5.64       1.88       2.21        .52
                                                                  --------  ---------  ---------   --------   --------   --------
DISTRIBUTIONS:
 Net investment income ........................................       (.07)      (.19)      (.22)      (.24)      (.28)      (.23)
 Net realized gain on investments .............................      (2.58)     (3.00)     (1.14)     (1.44)      (.06)      (.18)
                                                                  --------  ---------  ---------   --------   --------   --------

   Total Distributions ........................................      (2.65)     (3.19)     (1.36)     (1.68)      (.34)      (.41)
                                                                  --------  ---------  ---------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD ................................   $  16.62   $  15.68   $  18.41   $  14.13   $  13.93   $  12.06
                                                                  ========  =========  =========   ========   ========   ========

TOTAL RETURN (%)(b) ...........................................      25.80       2.09      42.75      14.67      18.81       4.41

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted) .....................    569,582    445,077    429,397    261,888    198,341    130,764

 Ratios to average net assets (%)(c):
   Operating expenses, net (d) ................................        .75        .69        .58        .66        .68        .58
   Operating expenses, gross (d) ..............................        .95        .97        .96       1.04       1.06        .96
   Net investment income ......................................        .58        .97       1.33       1.76       2.25       2.16

 Portfolio turnover rate (%)(c) ...............................     134.14     133.63     117.27     150.68     129.98     127.20

 *  For the six months ended February 28, 1999 (Unaudited).
(a) For the period ended February 28, 1999, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for the period ended February 28, 1999 are annualized.
(d) See Note 4 for current period amounts.

                                                            Semiannual Report  9

SSGA
MATRIX EQUITY FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   February 28, 1999 (Unaudited)
1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 22 investment portfolios which are in operation as of February 28, 1999. These financial statements report on one portfolio, the SSgA Matrix Equity Fund (the "Fund". The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be

10 Semiannual Report

SSGA
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1999 are as follows::

                                                             NET
                                                          UNREALIZED
           FEDERAL TAX     UNREALIZED     UNREALIZED      APPRECIATION
                COST      APPRECIATION   (DEPRECIATION)  (DEPRECIATION)
          ------------   -------------- ---------------  --------------
          $477,109,468   $1,419,536,593 (1,327,434,061)   $92,102,532


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the period ended February 28, 1999, purchases and sales of investment securities, excluding short-term investments, aggregated to $353,604,932 and $346,302,746 respectively.

                                                            Semiannual Report 11

SSGA
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     SECURITIES LENDING: Effective December 17, 1998, the Investment Company started its securities lending program. The program allows each Fund to loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 1999, the value of outstanding securities on loan and the value of collateral amounted to $59,656,858 and $62,723,480, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. Beginning January 1, 1998, the Advisor voluntarily agreed to waive .25% of its advisory fee to the Fund. As of January 1, 1999, the Advisor voluntarily agreed to waive .125% of its advisory fee to the Fund . The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up

12  Semiannual Report

SSGA
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, up to a maximum of 5%, for the period January 1, 1998 to December 31, 1998 and 0% thereafter, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS") the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 1999, the Fund was charged shareholder servicing expenses of $58,911, $1,694, $66,168 and $118,077, by the Adviser, SSBSI, RIS, and Solutions, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $126,045 for the period ended February 28, 1999.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the

                                                            Semiannual Report 13

SSGA
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   February 28, 1999 (Unaudited)

     annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1999 WERE AS FOLLOWS:

          Advisory fees                                    $    590,197
          Administration fees                                    10,177
          Custodian fees                                          8,417
          Distribution fees                                       2,228
          Shareholder servicing fees                             78,487
          Transfer agent fees                                     4,031
          Trustees' fees                                          6,113
                                                           ------------
                                                           $    699,650
                                                           ============

     BENEFICIAL INTEREST: As of Februry 28, 1999, one shareholder was a record owner of approximately 25% of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS (amounts in thousands)

                                            FOR THE PERIODS ENDED
                                ------------------------------------------------
                                  FEBRUARY 28, 1999        AUGUST 31, 1998
                                ------------------------------------------------
                                 SHARES      DOLLARS      SHARES      DOLLARS
                                ------------------------------------------------
Proceeds from shares sold......   7,560      $124,483     11,656     $208,056
Proceeds from reinvestment of
 distributions.................   5,117        72,647      4,508       75,301
Payments for shares redeemed...  (6,786)     (110,579)   (11,100)    (199,848)
                                ------------------------------------------------

Total net increase (decrease)..   5,891       $86,551      5,064      $83,509
                                ================================================


6.   LINE OF CREDIT

     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its total assets under the agreement.

7.   DIVIDENDS

     On March 1, 1999, the Board of Trustees declared a dividend of $.0157 from net investment income, payable on March 5, 1999 to shareholders of record on March 2, 1999.

14 Semiannual Report

SSGA MATRIX EQUITY FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------
TRUSTEES
 Lynn L. Anderson, Chairman
 William L. Marshall
 Steven J. Mastrovich
 Patrick J. Riley
 Richard D. Shirk
 Bruce D. Taber
 Henry W. Todd

OFFICERS
 Lynn L. Anderson, President, Treasurer and CEO
 Mark E. Swanson, Assistant Secretary, Assistant Treasurer and Principal
   Accounting Officer
 J. David Griswold, Vice President and Secretary
 Deedra S. Walkey, Assistant Secretary
 Rick J. Chase, Assistant Secretary
 Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
 State Street Bank and Trust Company
 225 Franklin Street
 Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171
 (800) 647-7327

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 One International Place, 27th Floor
 Boston, Massachusetts 02110
 (800) 997-7327

ADMINISTRATOR
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, Washington 98402

LEGAL COUNSEL
 Goodwin, Procter & Hoar LLP
 Exchange Place
 Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 One Post Office Square
 Boston, Massachusetts 02109

                                                            Semiannual Report 15